Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (60.8%)
Basic Materials (1.3%)
	Linde plc	388,912	124,230
	Freeport-McMoRan Inc.	1,114,096	55,415
	Newmont Corp.	607,736	48,285
	Air Products and Chemicals Inc.	169,563	42,376
	Dow Inc.	562,088	35,816
	Ecolab Inc.	197,161	34,811
	Nucor Corp.	219,000	32,554
	Fastenal Co.	438,119	26,024
	International Flavors & Fragrances Inc.	194,291	25,516
	LyondellBasell Industries NV Class A	201,649	20,734
	Albemarle Corp.	89,655	19,827
	Mosaic Co.	282,150	18,763
	CF Industries Holdings Inc.	158,975	16,384
	International Paper Co.	285,085	13,157
	Alcoa Corp.	143,100	12,883
	FMC Corp.	97,315	12,804
	Steel Dynamics Inc.	144,288	12,038
	Celanese Corp.	82,628	11,805
*	Cleveland-Cliffs Inc.	359,191	11,570
	Eastman Chemical Co.	102,325	11,467
	Avery Dennison Corp.	62,703	10,908
	Reliance Steel & Aluminum Co.	47,540	8,716
	Royal Gold Inc.	50,621	7,152
	United States Steel Corp.	178,043	6,719
	Olin Corp.	108,146	5,654
	Huntsman Corp.	131,713	4,941
	Valvoline Inc.	139,534	4,404
*	RBC Bearings Inc.	22,318	4,327
*	Univar Solutions Inc.	134,313	4,317
*	MP Materials Corp.	69,061	3,960
	Commercial Metals Co.	94,361	3,927
	Chemours Co.	122,279	3,849
*	Hexcel Corp.	64,717	3,849
	Ashland Global Holdings Inc.	38,750	3,813
	Element Solutions Inc.	168,379	3,688
	Scotts Miracle-Gro Co.	29,878	3,674
	UFP Industries Inc.	46,235	3,568
	Avient Corp.	72,523	3,481
*	Livent Corp.	127,674	3,329
	Timken Co.	51,805	3,145
	Westlake Corp.	25,122	3,100

		Shares	Market Value ($000)
	Balchem Corp.	22,616	3,092
	Cabot Corp.	44,156	3,021
	Hecla Mining Co.	427,152	2,806
	Sensient Technologies Corp.	32,733	2,748
	Mueller Industries Inc.	41,401	2,243
	Boise Cascade Co.	30,705	2,133
	NewMarket Corp.	6,478	2,101
*	Arconic Corp.	76,237	1,953
*	Ingevity Corp.	30,291	1,941
	Quaker Chemical Corp.	11,035	1,907
	Innospec Inc.	19,761	1,829
	Minerals Technologies Inc.	26,839	1,775
	Tronox Holdings plc Class A	87,714	1,736
	Compass Minerals International Inc.	27,193	1,707
	Stepan Co.	16,746	1,655
	Carpenter Technology Corp.	36,597	1,536
	Materion Corp.	15,393	1,320
	Kaiser Aluminum Corp.	13,151	1,238
	Worthington Industries Inc.	23,989	1,233
	GrafTech International Ltd.	124,800	1,201
*	GCP Applied Technologies Inc.	37,443	1,176
*,1	Energy Fuels Inc.	120,446	1,102
*	AdvanSix Inc.	20,929	1,069
*	US Silica Holdings Inc.	53,800	1,004
*	Century Aluminum Co.	37,670	991
	Schnitzer Steel Industries Inc. Class A	18,601	966
*	Sylvamo Corp.	27,862	927
*	Uranium Energy Corp.	191,943	881
	Hawkins Inc.	17,498	803
*	Coeur Mining Inc.	172,147	766
*	TimkenSteel Corp.	34,305	751
	Schweitzer-Mauduit International Inc.	25,778	709
*	Amyris Inc.	148,400	647
*	Intrepid Potash Inc.	7,428	610
*	Origin Materials Inc.	92,204	607
*	Piedmont Lithium Inc.	7,336	535
	Resolute Forest Products Inc.	37,600	485
*	Koppers Holdings Inc.	17,410	479
*	LSB Industries Inc.	21,677	473
	Ryerson Holding Corp.	12,967	454
	Neenah Inc.	11,328	449
*	Clearwater Paper Corp.	14,637	410
	American Vanguard Corp.	19,365	394
	Ecovyst Inc.	33,400	386
	Glatfelter Corp.	29,983	371
	Omega Flex Inc.	2,737	355
*	Rayonier Advanced Materials Inc.	44,700	294
*	Unifi Inc.	16,177	293
	Haynes International Inc.	6,067	258
	Olympic Steel Inc.	6,373	245
*	Alto Ingredients Inc.	31,856	217
*	Northwest Pipe Co.	7,317	186
*	Ur-Energy Inc.	114,960	184
*	Zymergen Inc.	41,700	121
*	Gatos Silver Inc.	22,900	99
	Tredegar Corp.	7,146	86
*	Marrone Bio Innovations Inc.	77,379	84
	Northern Technologies International Corp.	5,764	69

		Shares	Market Value ($000)
*	Universal Stainless & Alloy Products Inc.	7,442	65
	Culp Inc.	7,359	58
	United-Guardian Inc.	2,067	47
	Eastern Co.	1,347	31
*	NN Inc.	10,564	30
	Friedman Industries Inc.	2,625	23
	Chicago Rivet & Machine Co.	710	19
*	Solitario Zinc Corp.	21,690	18
*	Ampco-Pittsburgh Corp.	1,874	12
*	United States Antimony Corp.	19,099	12
*	Hycroft Mining Holding Corp. Class A	5,010	12
*	US Gold Corp.	708	5
*	Paramount Gold Nevada Corp.	1,148	1
*	Golden Minerals Co.	648	—
			746,424
Consumer Discretionary (9.3%)
*	Amazon.com Inc.	330,919	1,078,779
*	Tesla Inc.	632,570	681,657
	Home Depot Inc.	798,745	239,088
	Costco Wholesale Corp.	339,212	195,335
*	Walt Disney Co.	1,392,549	191,002
	Walmart Inc.	1,060,696	157,959
	McDonald's Corp.	568,571	140,596
	NIKE Inc. Class B	976,182	131,355
*	Netflix Inc.	339,584	127,205
	Lowe's Cos. Inc.	512,199	103,562
	Starbucks Corp.	879,173	79,978
	Target Corp.	366,137	77,702
*	Booking Holdings Inc.	31,263	73,420
	TJX Cos. Inc.	865,699	52,444
*	Ford Motor Co.	3,008,279	50,870
	Activision Blizzard Inc.	566,107	45,351
*	General Motors Co.	1,000,403	43,758
	Estee Lauder Cos. Inc. Class A	160,186	43,622
*	Airbnb Inc. Class A	238,804	41,017
*	Uber Technologies Inc.	1,121,225	40,005
	Dollar General Corp.	176,986	39,402
*	Marriott International Inc. Class A	207,613	36,488
*	O'Reilly Automotive Inc.	51,307	35,143
*	Lululemon Athletica Inc.	90,185	32,938
*	Hilton Worldwide Holdings Inc.	213,459	32,390
*	Chipotle Mexican Grill Inc.	20,359	32,209
*	AutoZone Inc.	15,734	32,169
*	Dollar Tree Inc.	172,134	27,567
	Electronic Arts Inc.	215,265	27,233
	Yum! Brands Inc.	221,111	26,208
*	Aptiv plc	207,069	24,788
	eBay Inc.	427,434	24,475
	Ross Stores Inc.	269,372	24,367
*	Trade Desk Inc. Class A	338,540	23,444
*	Expedia Group Inc.	114,324	22,370
*	Southwest Airlines Co.	451,195	20,665
*	Copart Inc.	163,436	20,506
	Tractor Supply Co.	86,210	20,119
*	Delta Air Lines Inc.	488,835	19,343
	DR Horton Inc.	250,355	18,654
	Paramount Global Class B	450,336	17,027
	Lennar Corp. Class A	203,837	16,545

		Shares	Market Value ($000)
*	Ulta Beauty Inc.	41,354	16,468
	Best Buy Co. Inc.	165,037	15,002
	VF Corp.	262,861	14,946
	Garmin Ltd.	117,800	13,972
*	Royal Caribbean Cruises Ltd.	166,527	13,952
	Genuine Parts Co.	108,924	13,727
*	Take-Two Interactive Software Inc.	88,338	13,581
	Omnicom Group Inc.	159,225	13,515
*	Live Nation Entertainment Inc.	112,710	13,259
*	Carnival Corp.	648,127	13,105
	Darden Restaurants Inc.	97,034	12,901
*	Las Vegas Sands Corp.	321,783	12,508
	MGM Resorts International	295,181	12,380
	Pool Corp.	29,220	12,356
*	Etsy Inc.	97,071	12,064
*	Caesars Entertainment Inc.	155,645	12,041
*	CarMax Inc.	123,606	11,926
*	United Airlines Holdings Inc.	248,062	11,500
	Domino's Pizza Inc.	27,698	11,273
*,1	Lucid Group Inc.	441,597	11,217
*	NVR Inc.	2,474	11,052
	Interpublic Group of Cos. Inc.	301,440	10,686
*	ROBLOX Corp. Class A	224,850	10,397
*	AMC Entertainment Holdings Inc. Class A	393,400	9,693
	Advance Auto Parts Inc.	46,480	9,620
	Fox Corp. Class A	239,603	9,452
*	Burlington Stores Inc.	50,829	9,260
*	American Airlines Group Inc.	495,199	9,037
	Bath & Body Works Inc.	185,740	8,878
*	Liberty Media Corp.-Liberty Formula One Class C	123,832	8,648
*	LKQ Corp.	188,379	8,554
	Hasbro Inc.	102,356	8,385
*,1	GameStop Corp. Class A	49,700	8,279
*	Lyft Inc. Class A	214,918	8,253
*	Vail Resorts Inc.	30,848	8,029
	Williams-Sonoma Inc.	55,344	8,025
	Whirlpool Corp.	44,863	7,751
	Service Corp. International	117,227	7,716
*	Carvana Co.	63,806	7,611
	PulteGroup Inc.	181,228	7,593
	Nielsen Holdings plc	277,896	7,570
*	Zynga Inc. Class A	813,587	7,518
*	Tapestry Inc.	200,143	7,435
	Aramark	195,744	7,360
	BorgWarner Inc.	183,363	7,133
*	Norwegian Cruise Line Holdings Ltd.	324,654	7,103
*	BJ's Wholesale Club Holdings Inc.	104,404	7,059
*	Avis Budget Group Inc.	26,723	7,036
*	Five Below Inc.	43,406	6,874
*,1	Rivian Automotive Inc. Class A	136,064	6,836
	Lithia Motors Inc. Class A	22,676	6,806
	News Corp. Class A	303,485	6,722
	Lear Corp.	45,506	6,489
*	Wynn Resorts Ltd.	81,051	6,463
	Kohl's Corp.	106,120	6,416
*	Wayfair Inc. Class A	57,729	6,395
	Newell Brands Inc.	295,416	6,325
*	Floor & Decor Holdings Inc. Class A	77,808	6,302

		Shares	Market Value ($000)
*	Discovery Inc. Class C	252,053	6,294
*	Bright Horizons Family Solutions Inc.	46,337	6,148
	Wyndham Hotels & Resorts Inc.	70,926	6,007
	Rollins Inc.	169,930	5,956
*	Mattel Inc.	268,015	5,953
	Churchill Downs Inc.	26,535	5,885
*	Capri Holdings Ltd.	114,401	5,879
*	Peloton Interactive Inc. Class A	218,855	5,782
	Nexstar Media Group Inc. Class A	30,185	5,689
*	Deckers Outdoor Corp.	20,754	5,682
*	SiteOne Landscape Supply Inc.	34,790	5,625
*	Alaska Air Group Inc.	95,519	5,541
*	Macy's Inc.	226,151	5,509
*	Planet Fitness Inc. Class A	64,688	5,465
*	Penn National Gaming Inc.	127,492	5,408
	New York Times Co. Class A	116,708	5,350
	Gentex Corp.	177,567	5,180
*	Marriott Vacations Worldwide Corp.	30,792	4,856
*	Hertz Global Holdings Inc.	213,100	4,720
	Polaris Inc.	43,974	4,631
*	DraftKings Inc. Class A	232,573	4,528
*	Liberty Media Corp.-Liberty SiriusXM Class C	96,759	4,425
	Dick's Sporting Goods Inc.	43,657	4,367
*	Skechers USA Inc. Class A	106,231	4,330
*	Terminix Global Holdings Inc.	94,771	4,324
	Texas Roadhouse Inc. Class A	51,070	4,276
*	RH	13,062	4,259
	Fox Corp. Class B	116,981	4,244
*	Scientific Games Corp.	72,093	4,235
	Harley-Davidson Inc.	105,995	4,176
*	Boyd Gaming Corp.	62,414	4,106
*	PVH Corp.	53,119	4,069
	Toll Brothers Inc.	86,236	4,055
	AMERCO	6,790	4,053
*	IAA Inc.	105,223	4,025
	Choice Hotels International Inc.	27,785	3,939
	Hanesbrands Inc.	263,235	3,920
	TEGNA Inc.	171,129	3,833
	Travel + Leisure Co.	66,151	3,833
*	AutoNation Inc.	38,354	3,819
	Tempur Sealy International Inc.	134,080	3,744
*	Hilton Grand Vacations Inc.	71,892	3,739
*	Helen of Troy Ltd.	19,027	3,726
	Ralph Lauren Corp.	32,798	3,721
*	JetBlue Airways Corp.	246,521	3,685
*	Liberty Media Corp.-Liberty SiriusXM Class A	80,581	3,683
*	YETI Holdings Inc.	61,224	3,672
*	Chegg Inc.	100,294	3,639
	Murphy USA Inc.	17,594	3,518
*	Hyatt Hotels Corp. Class A	35,966	3,433
*	Victoria's Secret & Co.	66,813	3,432
	Warner Music Group Corp. Class A	89,219	3,377
*	Crocs Inc.	43,954	3,358
	H&R Block Inc.	125,831	3,277
*	Fox Factory Holding Corp.	33,297	3,261
	Leggett & Platt Inc.	92,688	3,226
*	Endeavor Group Holdings Inc. Class A	108,117	3,192
	Thor Industries Inc.	40,441	3,183

		Shares	Market Value ($000)
	Gap Inc.	217,800	3,067
*	Goodyear Tire & Rubber Co.	212,647	3,039
[1]	Sirius XM Holdings Inc.	459,003	3,039
*,1	QuantumScape Corp. Class A	148,781	2,974
*	Under Armour Inc. Class A	174,609	2,972
*	Liberty Media Corp.-Liberty Formula One Class A	46,699	2,948
	Carter's Inc.	31,961	2,940
*	Sabre Corp.	256,400	2,931
	Wendy's Co.	133,377	2,930
*	SeaWorld Entertainment Inc.	39,185	2,917
*	National Vision Holdings Inc.	65,404	2,850
*	Asbury Automotive Group Inc.	17,704	2,836
*	Discovery Inc. Class A	112,468	2,803
	Signet Jewelers Ltd.	38,400	2,792
	Wingstop Inc.	23,709	2,782
*	Academy Sports & Outdoors Inc.	70,015	2,759
*	Sonos Inc.	96,773	2,731
*	Grand Canyon Education Inc.	27,198	2,641
*	Chewy Inc. Class A	63,269	2,580
*,1	Luminar Technologies Inc. Class A	164,987	2,579
*	Taylor Morrison Home Corp. Class A	93,727	2,551
	Papa John's International Inc.	24,176	2,545
*	Madison Square Garden Sports Corp.	14,040	2,518
*	Six Flags Entertainment Corp.	55,669	2,422
*	Visteon Corp.	22,167	2,419
	Steven Madden Ltd.	61,562	2,379
	Columbia Sportswear Co.	25,724	2,329
*	Leslie's Inc.	120,275	2,329
*	Nordstrom Inc.	85,641	2,322
*	Meritage Homes Corp.	29,258	2,318
*	Coty Inc. Class A	257,567	2,316
*	Skyline Champion Corp.	41,920	2,301
	Foot Locker Inc.	74,803	2,219
*	Callaway Golf Co.	93,414	2,188
*	Boot Barn Holdings Inc.	23,076	2,187
	KB Home	67,141	2,174
*	Houghton Mifflin Harcourt Co.	103,100	2,166
*	TripAdvisor Inc.	78,779	2,136
	Group 1 Automotive Inc.	12,560	2,108
	Cracker Barrel Old Country Store Inc.	17,743	2,107
*	Dorman Products Inc.	21,676	2,060
*	Frontdoor Inc.	68,663	2,050
	News Corp. Class B	90,502	2,038
	Penske Automotive Group Inc.	21,657	2,030
*	Shake Shack Inc. Class A	29,830	2,025
[1]	American Eagle Outfitters Inc.	119,546	2,008
*	Gentherm Inc.	27,223	1,988
*	Red Rock Resorts Inc. Class A	40,727	1,978
	Rush Enterprises Inc. Class A	38,835	1,977
	LCI Industries	18,968	1,969
*	Ollie's Bargain Outlet Holdings Inc.	45,838	1,969
*	Allegiant Travel Co.	11,982	1,946
*	Under Armour Inc. Class C	123,193	1,917
	Graham Holdings Co. Class B	3,134	1,916
*	Spirit Airlines Inc.	85,301	1,866
*	Coursera Inc.	78,301	1,804
	Dana Inc.	100,670	1,769
*	KAR Auction Services Inc.	97,587	1,761

		Shares	Market Value ($000)
	John Wiley & Sons Inc. Class A	32,872	1,743
*	LGI Homes Inc.	17,596	1,719
*	Tri Pointe Homes Inc.	84,077	1,688
	MDC Holdings Inc.	44,459	1,682
	Kontoor Brands Inc.	40,491	1,674
*	Figs Inc. Class A	74,763	1,609
*	Revolve Group Inc. Class A	29,900	1,605
	MillerKnoll Inc.	46,289	1,600
*	Vista Outdoor Inc.	44,616	1,592
*	Dave & Buster's Entertainment Inc.	32,200	1,581
*	Bloomin' Brands Inc.	71,500	1,569
*	Madison Square Garden Entertainment Corp.	18,682	1,556
*	ODP Corp.	33,751	1,547
*	Cavco Industries Inc.	6,408	1,543
*	iHeartMedia Inc. Class A	81,059	1,534
	World Wrestling Entertainment Inc. Class A	24,321	1,519
*,1	Fisker Inc.	117,100	1,511
	Wolverine World Wide Inc.	66,866	1,509
*	Cheesecake Factory Inc.	37,695	1,500
	Jack in the Box Inc.	16,056	1,500
*	Bed Bath & Beyond Inc.	64,867	1,461
*	Cinemark Holdings Inc.	84,330	1,457
*	Overstock.com Inc.	33,041	1,454
*	Everi Holdings Inc.	66,989	1,407
*	Knowles Corp.	64,653	1,392
*	Abercrombie & Fitch Co. Class A	42,838	1,370
*	Brinker International Inc.	35,325	1,348
	PriceSmart Inc.	17,082	1,347
	Gray Television Inc.	60,831	1,343
*	iRobot Corp.	20,796	1,318
	HNI Corp.	35,491	1,315
*	ACV Auctions Inc. Class A	86,708	1,284
*	Cardlytics Inc.	23,301	1,281
*	Sally Beauty Holdings Inc.	81,417	1,273
	Winnebago Industries Inc.	23,559	1,273
	PROG Holdings Inc.	44,128	1,270
	Qurate Retail Inc. Class A	266,634	1,269
	Century Communities Inc.	23,127	1,239
*,1	Faraday Future Intelligent Electric Inc.	246,301	1,229
	Strategic Education Inc.	18,403	1,222
	Levi Strauss & Co. Class A	61,847	1,222
	Oxford Industries Inc.	13,227	1,197
*	Adtalem Global Education Inc.	39,847	1,184
	Rent-A-Center Inc.	46,212	1,164
	Sinclair Broadcast Group Inc. Class A	41,400	1,160
	Inter Parfums Inc.	12,887	1,135
*	Clean Energy Fuels Corp.	142,539	1,132
*	SkyWest Inc.	38,575	1,113
*	Petco Health & Wellness Co. Inc. Class A	56,651	1,109
*	Lions Gate Entertainment Corp. Class B	73,308	1,102
*	Stride Inc.	30,230	1,098
	Monro Inc.	24,603	1,091
*	Urban Outfitters Inc.	43,342	1,088
*	Tenneco Inc. Class A	57,200	1,048
*	Central Garden & Pet Co. Class A	25,668	1,047
*	Driven Brands Holdings Inc.	39,765	1,045
*	Monarch Casino & Resort Inc.	11,887	1,037
*	M/I Homes Inc.	22,855	1,014

		Shares	Market Value ($000)
	Acushnet Holdings Corp.	25,050	1,009
*	elf Beauty Inc.	38,814	1,003
	Franchise Group Inc.	24,078	998
	Sturm Ruger & Co. Inc.	14,136	984
*	Lions Gate Entertainment Corp. Class A	59,304	964
*	Malibu Boats Inc. Class A	16,616	964
*	Dine Brands Global Inc.	12,079	942
	Dillard's Inc. Class A	3,501	940
	La-Z-Boy Inc.	35,433	934
*	AMC Networks Inc. Class A	22,780	926
*,1	Dutch Bros Inc. Class A	16,762	926
*	Sleep Number Corp.	18,237	925
	EW Scripps Co. Class A	44,261	920
*	Clear Channel Outdoor Holdings Inc.	265,400	918
*	Cars.com Inc.	59,600	860
*	G-III Apparel Group Ltd.	30,976	838
[1]	Camping World Holdings Inc. Class A	29,682	830
	Steelcase Inc. Class A	68,828	823
	Buckle Inc.	24,717	817
*	ContextLogic Inc. Class A	363,054	817
*	Golden Entertainment Inc.	13,829	803
*	GoPro Inc. Class A	93,976	802
	Big Lots Inc.	23,152	801
*	Genesco Inc.	12,465	793
*,1	Krispy Kreme Inc.	52,910	786
*	Hawaiian Holdings Inc.	39,683	782
*	2U Inc.	57,721	767
*	Bally's Corp.	23,975	737
*	Tupperware Brands Corp.	37,700	733
*,1	Blink Charging Co.	27,033	715
*	Denny's Corp.	49,923	714
	Matthews International Corp. Class A	22,042	713
*	Mister Car Wash Inc.	46,842	693
*	Laureate Education Inc. Class A	58,359	692
*	Perdoceo Education Corp.	59,954	688
*	Liberty Media Corp.-Liberty Braves Class C	24,614	687
*	Duolingo Inc. Class A	7,048	670
*	American Axle & Manufacturing Holdings Inc.	85,596	664
	Guess? Inc.	30,411	664
*	MarineMax Inc.	16,108	649
*	Sun Country Airlines Holdings Inc.	24,720	647
	Sonic Automotive Inc. Class A	15,175	645
*	XPEL Inc.	12,093	636
	Carriage Services Inc. Class A	11,579	618
*	Arko Corp.	67,400	613
	A-Mark Precious Metals Inc.	7,816	604
*	Stitch Fix Inc. Class A	59,923	603
	Caleres Inc.	30,600	592
	Smith & Wesson Brands Inc.	39,047	591
*	Lovesac Co.	10,900	589
	Standard Motor Products Inc.	13,650	589
*	Designer Brands Inc. Class A	42,952	580
*	Zumiez Inc.	15,029	574
*	Accel Entertainment Inc. Class A	45,284	552
	Aaron's Co. Inc.	27,396	550
*,1	Canoo Inc.	99,300	548
*	Central Garden & Pet Co.	12,440	547
*	Viad Corp.	14,866	530

		Shares	Market Value ($000)
*	Children's Place Inc.	10,719	528
*	Ruth's Hospitality Group Inc.	23,038	527
	Movado Group Inc.	13,282	519
*,1	Corsair Gaming Inc.	24,428	517
	Interface Inc. Class A	37,978	515
*	PowerSchool Holdings Inc. Class A	30,314	500
*	Green Brick Partners Inc.	24,904	492
	Scholastic Corp.	12,175	490
*	Arlo Technologies Inc.	55,119	488
	Clarus Corp.	21,337	486
	RCI Hospitality Holdings Inc.	7,914	486
*	Stoneridge Inc.	23,341	485
*	RealReal Inc.	66,800	485
*	TravelCenters of America Inc.	11,200	481
*	Rover Group Inc. Class A	82,808	478
*	Wheels Up Experience Inc.	149,123	464
	Shoe Carnival Inc.	15,730	459
*	BJ's Restaurants Inc.	16,148	457
*	Stagwell Inc.	60,890	441
*	Life Time Group Holdings Inc.	30,100	438
*	Gannett Co. Inc.	96,200	434
*	Chuy's Holdings Inc.	15,928	430
*	Latham Group Inc.	32,438	429
*	WW International Inc.	41,763	427
	Winmark Corp.	1,926	424
*	Liquidity Services Inc.	24,357	417
	Lennar Corp. Class B	6,077	415
*	Quotient Technology Inc.	65,116	415
*	Fossil Group Inc.	42,400	409
*	QuinStreet Inc.	34,959	406
*	Chico's FAS Inc.	82,065	394
*	Marcus Corp.	22,280	394
	Ethan Allen Interiors Inc.	15,022	392
	Hibbett Inc.	8,784	389
	Global Industrial Co.	11,984	386
*	European Wax Center Inc. Class A	13,055	386
*	Janus International Group Inc.	42,818	385
*,1	Portillo's Inc. Class A	15,691	385
*	Thryv Holdings Inc.	13,500	380
*	Poshmark Inc. Class A	29,765	377
*	Bluegreen Vacations Holding Corp. Class A	12,615	373
*,1	Vinco Ventures Inc.	115,700	370
*	Lordstown Motors Corp.	105,000	358
	Johnson Outdoors Inc. Class A	4,529	352
*	America's Car-Mart Inc.	4,309	347
*,1	Sweetgreen Inc. Class A	10,850	347
*	Beazer Homes USA Inc.	22,577	344
*	Playstudios Inc.	69,946	339
*,1	Liberty Media Corp.-Liberty Braves Class A	11,719	337
*	Funko Inc. Class A	19,100	329
	Haverty Furniture Cos. Inc.	11,934	327
*	Century Casinos Inc.	27,263	326
*	ThredUp Inc. Class A	41,643	321
*	Boston Omaha Corp. Class A	12,493	317
*,1	Vuzix Corp.	47,800	315
*,1	Eastman Kodak Co.	46,489	305
*	American Public Education Inc.	14,286	303
*	Angi Inc. Class A	51,994	295

		Shares	Market Value ($000)
*,1	Frontier Group Holdings Inc.	26,032	295
*,1	AMMO Inc.	60,739	292
*	MasterCraft Boat Holdings Inc.	11,800	290
*	Audacy Inc. Class A	100,400	290
*	Owlet Inc.	65,126	290
	Big 5 Sporting Goods Corp.	16,718	287
*	Full House Resorts Inc.	29,586	284
*	Turtle Beach Corp.	13,183	281
*	Rush Street Interactive Inc.	38,600	281
*	Universal Electronics Inc.	8,830	276
*	LL Flooring Holdings Inc.	19,622	275
*	Dream Finders Homes Inc. Class A	16,072	275
*	Alta Equipment Group Inc.	22,200	274
*	Outbrain Inc.	25,574	274
	Cato Corp. Class A	18,491	271
*	1-800-Flowers.com Inc. Class A	21,198	270
*	Selectquote Inc.	96,684	270
*	Lindblad Expeditions Holdings Inc.	17,847	269
	Kimball International Inc. Class B	31,256	264
*	Purple Innovation Inc. Class A	45,093	264
*	Party City Holdco Inc.	73,000	261
*,1	Genius Brands International Inc.	253,800	259
*	Holley Inc.	17,900	249
	Entravision Communications Corp. Class A	38,303	246
*	Golden Nugget Online Gaming Inc.	34,476	245
*	Citi Trends Inc.	7,854	241
*	Motorcar Parts of America Inc.	13,428	239
*	Sciplay Corp. Class A	18,478	239
*	Red Robin Gourmet Burgers Inc.	14,100	238
	Rocky Brands Inc.	5,601	233
*	BARK Inc.	62,355	231
	OneWater Marine Inc. Class A	6,600	227
*	Vizio Holding Corp. Class A	25,397	226
*	Cumulus Media Inc. Class A	22,600	225
*	Daily Journal Corp.	718	224
*	Build-A-Bear Workshop Inc.	12,127	222
*	Focus Universal Inc.	16,600	222
*	Universal Technical Institute Inc.	24,531	217
*	Hovnanian Enterprises Inc. Class A	3,500	207
*	Vera Bradley Inc.	26,700	205
*	F45 Training Holdings Inc.	19,083	204
*	1847 Goedeker Inc.	105,100	202
	Hooker Furnishings Corp.	10,600	201
*	RumbleON Inc. Class B	5,807	199
*	CarParts.com Inc.	29,616	198
*	Express Inc.	55,300	197
*	Bowlero Corp.	18,200	194
*	Sportsman's Warehouse Holdings Inc.	18,100	193
*	El Pollo Loco Holdings Inc.	16,271	189
*	Container Store Group Inc.	22,761	186
	Bassett Furniture Industries Inc.	11,200	185
*	Kura Sushi USA Inc. Class A	3,346	185
*	Lands' End Inc.	10,900	184
*	Xponential Fitness Inc. Class A	7,573	178
*	Destination XL Group Inc.	34,900	170
*	Lazydays Holdings Inc.	8,200	165
*	Integral Ad Science Holding Corp.	11,775	163
*	Snap One Holdings Corp.	11,073	163

		Shares	Market Value ($000)
*	Noodles & Co. Class A	27,098	162
*	ONE Group Hospitality Inc.	15,411	162
*	Cricut Inc. Class A	12,396	162
	National CineMedia Inc.	63,500	161
*	Delta Apparel Inc.	5,328	159
	Nathan's Famous Inc.	2,809	152
*	American Outdoor Brands Inc.	11,061	145
*	Cooper-Standard Holdings Inc.	16,300	143
	Superior Group of Cos. Inc.	8,001	143
*,1	XpresSpa Group Inc.	124,200	140
*	Emerald Holding Inc.	41,000	139
*	Traeger Inc.	18,573	138
*,1	Arcimoto Inc.	20,700	137
*,1	Weber Inc. Class A	13,930	137
*,1	Ondas Holdings Inc.	18,500	135
*	Udemy Inc.	10,767	134
*	Mesa Air Group Inc.	29,600	130
*	Liberty TripAdvisor Holdings Inc. Class A	62,500	128
*	VOXX International Corp. Class A	12,800	128
*	XL Fleet Corp.	62,800	125
*	Conn's Inc.	7,900	122
	Weyco Group Inc.	4,901	121
*	Strattec Security Corp.	3,216	120
*	Townsquare Media Inc. Class A	9,269	119
*	Lee Enterprises Inc.	4,325	116
*	Kirkland's Inc.	11,800	110
	Tilly's Inc. Class A	11,657	109
*,1	Aterian Inc.	42,700	104
*,1	Cinedigm Corp. Class A	124,200	101
	Saga Communications Inc. Class A	4,438	101
*	Drive Shack Inc.	64,811	100
*	Fiesta Restaurant Group Inc.	13,364	100
	Acme United Corp.	2,909	98
*	Barnes & Noble Education Inc.	27,441	98
*	PlayAGS Inc.	14,501	97
*	Allbirds Inc. Class A	15,668	94
*	Arhaus Inc. Class A	11,090	94
*	Lakeland Industries Inc.	4,633	89
*	Biglari Holdings Inc. Class B	610	88
*,1	Shift Technologies Inc.	40,200	88
*	Nautilus Inc.	20,996	87
*	iMedia Brands Inc.	14,424	87
	Carrols Restaurant Group Inc.	37,000	84
	Flexsteel Industries Inc.	4,330	84
*,1	Solo Brands Inc. Class A	9,725	83
*	Duluth Holdings Inc. Class B	6,600	81
*	BurgerFi International Inc.	18,200	76
	Marine Products Corp.	6,508	75
*,1	Esports Technologies Inc.	10,900	73
	NL Industries Inc.	9,161	66
	Lifetime Brands Inc.	4,913	63
*	CuriosityStream Inc.	20,600	60
*	Urban One Inc. Class A	9,500	59
	Escalade Inc.	4,321	57
[1]	JOANN Inc.	4,418	50
*	Potbelly Corp.	6,980	47
*	AYRO Inc.	36,700	47
*	Lincoln Educational Services Corp.	6,500	46

		Shares	Market Value ($000)
*	Superior Industries International Inc.	9,407	44
*	Tuesday Morning Corp.	38,425	42
*	Revlon Inc. Class A	5,042	41
*	HyreCar Inc.	16,243	39
*	SRAX Inc. Class A	7,476	36
	Wayside Technology Group Inc.	1,052	36
*	Fluent Inc.	16,860	35
*	Marchex Inc. Class B	15,105	35
*	Hall of Fame Resort & Entertainment Co.	28,074	31
*	FlexShopper Inc.	16,024	27
*	First Watch Restaurant Group Inc.	2,056	27
	Educational Development Corp.	3,375	26
*	Travelzoo	3,978	26
*	Kewaunee Scientific Corp.	1,646	24
*	Luby's Inc.	10,198	23
*	BBQ Holdings Inc.	1,407	21
	Hamilton Beach Brands Holding Co. Class A	1,820	21
*	Aspen Group Inc.	12,570	20
*	Rent the Runway Inc. Class A	2,865	20
*	Brilliant Earth Group Inc. Class A	1,700	18
*	Gaia Inc. Class A	3,502	17
*	Live Ventures Inc.	372	16
	FAT Brands Inc. Class A	1,492	11
*	JAKKS Pacific Inc.	779	11
*	J. Jill Inc.	654	10
*	Beasley Broadcast Group Inc. Class A	5,320	9
*	Zovio Inc. Class A	11,435	9
*	NextPlay Technologies Inc.	13,200	7
*	Lulu's Fashion Lounge Holdings Inc.	1,008	7
*	Salem Media Group Inc. Class A	1,621	6
*	aka Brands Holding Corp.	1,281	6
*	Chicken Soup For The Soul Entertainment Inc.	496	4
*	Unique Fabricating Inc.	1,793	3
*	Reading International Inc. Class A	444	2
*,2	Zagg Inc. CVR	26,018	2
*	Motorsport Games Inc. Class A	696	1
*	FAT Brands Inc. Class B	149	1
*,1,2	SRAX Inc.	7,476	1
*	Charles & Colvard Ltd.	295	—
*	LiveOne Inc.	560	—
			5,292,752
Consumer Staples (3.0%)
	Procter & Gamble Co.	1,832,825	280,056
	Coca-Cola Co.	2,983,855	184,999
	PepsiCo Inc.	1,057,781	177,051
	Philip Morris International Inc.	1,186,048	111,417
	CVS Health Corp.	1,004,382	101,654
	Altria Group Inc.	1,407,584	73,546
	Mondelez International Inc. Class A	1,060,681	66,590
	Colgate-Palmolive Co.	644,162	48,847
	Archer-Daniels-Midland Co.	430,742	38,879
	McKesson Corp.	114,458	35,039
	Corteva Inc.	556,897	32,010
	Kimberly-Clark Corp.	258,475	31,834
	Sysco Corp.	384,535	31,397
	General Mills Inc.	461,337	31,242
	Kroger Co.	507,672	29,125
	Constellation Brands Inc. Class A	119,533	27,531

		Shares	Market Value ($000)
	Hershey Co.	111,772	24,213
	Keurig Dr Pepper Inc.	628,471	23,819
	Walgreens Boots Alliance Inc.	527,371	23,610
*	Monster Beverage Corp.	283,268	22,633
	Kraft Heinz Co.	517,962	20,403
	Tyson Foods Inc. Class A	223,793	20,059
	McCormick & Co. Inc. (Non-Voting)	191,738	19,135
	Church & Dwight Co. Inc.	186,453	18,530
	AmerisourceBergen Corp.	113,982	17,634
	Brown-Forman Corp. Class B	218,699	14,657
	Clorox Co.	94,410	13,126
	Kellogg Co.	196,299	12,659
	Conagra Brands Inc.	369,245	12,396
	Bunge Ltd.	102,407	11,348
	Hormel Foods Corp.	209,458	10,795
	J M Smucker Co.	79,654	10,786
*	Darling Ingredients Inc.	124,031	9,970
	Molson Coors Beverage Co. Class B	140,608	7,506
	Campbell Soup Co.	151,658	6,759
	Lamb Weston Holdings Inc.	111,496	6,680
*	Performance Food Group Co.	118,536	6,035
*	US Foods Holding Corp.	154,395	5,810
	Casey's General Stores Inc.	28,991	5,745
	Ingredion Inc.	49,525	4,316
	Flowers Foods Inc.	142,376	3,661
*	Freshpet Inc.	32,109	3,296
*	Post Holdings Inc.	42,880	2,970
	Spectrum Brands Holdings Inc.	32,435	2,878
	Sanderson Farms Inc.	15,103	2,832
*	Sprouts Farmers Market Inc.	87,634	2,803
*	Boston Beer Co. Inc. Class A	7,172	2,786
*	Simply Good Foods Co.	65,089	2,470
*	Hain Celestial Group Inc.	69,691	2,397
	Lancaster Colony Corp.	15,051	2,245
*	Herbalife Nutrition Ltd.	71,810	2,180
	Brown-Forman Corp. Class A	33,647	2,111
	WD-40 Co.	11,317	2,074
*	Hostess Brands Inc. Class A	94,285	2,069
*,1	Beyond Meat Inc.	42,680	2,062
*	Grocery Outlet Holding Corp.	60,518	1,984
*	BellRing Brands Inc.	84,344	1,947
	Nu Skin Enterprises Inc. Class A	40,298	1,930
	Coca-Cola Consolidated Inc.	3,775	1,876
*	United Natural Foods Inc.	45,240	1,871
*	Cal-Maine Foods Inc.	33,710	1,861
	Albertsons Cos. Inc. Class A	54,500	1,812
	Primo Water Corp.	125,912	1,794
	Energizer Holdings Inc.	55,625	1,711
*	Celsius Holdings Inc.	29,419	1,623
	Edgewell Personal Care Co.	42,228	1,549
	J & J Snack Foods Corp.	9,813	1,522
	Medifast Inc.	8,884	1,517
[1]	B&G Foods Inc.	54,082	1,459
*	Beauty Health Co.	78,759	1,329
	Reynolds Consumer Products Inc.	43,004	1,262
	Vector Group Ltd.	101,595	1,223
*	TreeHouse Foods Inc.	35,525	1,146
	Andersons Inc.	22,077	1,110

		Shares	Market Value ($000)
	Weis Markets Inc.	15,389	1,099
	Universal Corp.	18,258	1,060
	SpartanNash Co.	31,740	1,047
	MGP Ingredients Inc.	11,836	1,013
	Ingles Markets Inc. Class A	10,412	927
*	Chefs' Warehouse Inc.	27,717	904
*	Pilgrim's Pride Corp.	35,629	894
	National Beverage Corp.	20,304	883
*	USANA Health Sciences Inc.	10,661	847
*	Olaplex Holdings Inc.	50,943	796
	Seaboard Corp.	187	786
	Utz Brands Inc.	52,861	781
	Fresh Del Monte Produce Inc.	26,417	684
	John B Sanfilippo & Son Inc.	8,117	677
	ACCO Brands Corp.	77,991	624
*	Duckhorn Portfolio Inc.	27,109	493
	Tootsie Roll Industries Inc.	12,876	450
	PetMed Express Inc.	17,072	440
*,1	Tattooed Chef Inc.	33,900	426
	Turning Point Brands Inc.	11,701	398
*	Hydrofarm Holdings Group Inc.	24,181	366
*	Rite Aid Corp.	39,298	344
*	Seneca Foods Corp. Class A	6,515	336
*	Mission Produce Inc.	25,628	324
*	Local Bounti Corp.	38,000	323
*,1	AppHarvest Inc.	59,800	321
*,1	Boxed Inc.	27,800	282
*	GrowGeneration Corp.	29,800	274
*	Whole Earth Brands Inc.	37,141	266
*	Beachbody Co. Inc.	116,800	265
*	Veru Inc.	51,077	247
*	22nd Century Group Inc.	102,339	237
*	PLBY Group Inc.	16,900	221
	Calavo Growers Inc.	5,930	216
*	Landec Corp.	18,610	216
*	Honest Co. Inc.	38,800	202
	Natural Grocers by Vitamin Cottage Inc.	9,195	180
*	HF Foods Group Inc.	25,551	170
*	Vital Farms Inc.	11,900	147
	Limoneira Co.	8,859	130
	Nature's Sunshine Products Inc.	6,506	109
*,1	NewAge Inc.	181,800	106
	Oil-Dri Corp. of America	3,586	103
	Alico Inc.	2,443	92
*	Benson Hill Inc.	27,300	88
	Village Super Market Inc. Class A	3,222	79
*	Alkaline Water Co. Inc.	80,819	74
*	Sovos Brands Inc.	3,912	56
*	AquaBounty Technologies Inc.	24,394	46
*	Blue Apron Holdings Inc. Class A	11,305	46
*	Lifeway Foods Inc.	6,292	45
*	Natural Alternatives International Inc.	2,268	26
*	Vita Coco Co. Inc.	2,125	19
*	Nuzee Inc.	5,459	12
*	Coffee Holding Co. Inc.	3,188	11
*	Willamette Valley Vineyards Inc.	1,146	10
*	Zevia PBC Class A	1,700	8
*	Real Good Food Co. Inc. Class A	842	7

		Shares	Market Value ($000)
*	Farmer Bros Co.	816	6
*	Lifevantage Corp.	1,316	6
*	Yield10 Bioscience Inc.	1,115	6
*	Reed's Inc.	17,454	5
	Mannatech Inc.	34	1
			1,720,458
Energy (2.5%)
	Exxon Mobil Corp.	3,239,486	267,549
	Chevron Corp.	1,490,080	242,630
	ConocoPhillips	995,881	99,588
	EOG Resources Inc.	448,783	53,508
	Schlumberger NV	1,076,308	44,462
	Pioneer Natural Resources Co.	175,634	43,914
	Occidental Petroleum Corp.	679,656	38,564
	Marathon Petroleum Corp.	433,294	37,047
	Valero Energy Corp.	313,758	31,859
	Williams Cos. Inc.	930,605	31,092
	Devon Energy Corp.	509,433	30,123
	Kinder Morgan Inc.	1,537,965	29,083
	Phillips 66	336,210	29,045
	Baker Hughes Co.	693,424	25,248
*	Cheniere Energy Inc.	175,960	24,397
	ONEOK Inc.	341,361	24,110
	Halliburton Co.	623,445	23,610
	Hess Corp.	213,948	22,901
	Diamondback Energy Inc.	136,424	18,701
*	Enphase Energy Inc.	92,335	18,631
	Coterra Energy Inc.	594,674	16,038
	Marathon Oil Corp.	563,511	14,150
	Targa Resources Corp.	176,808	13,344
*	Plug Power Inc.	444,279	12,711
	APA Corp.	266,119	10,999
	Ovintiv Inc.	199,900	10,809
*	EQT Corp.	260,556	8,966
	Chesapeake Energy Corp.	84,928	7,389
	Texas Pacific Land Corp.	4,759	6,435
*	Antero Resources Corp.	206,400	6,301
*	First Solar Inc.	73,511	6,156
*	Southwestern Energy Co.	851,754	6,107
*	NOV Inc.	295,917	5,803
*	Range Resources Corp.	190,000	5,772
	PDC Energy Inc.	75,171	5,463
	Murphy Oil Corp.	116,283	4,697
	HF Sinclair Corp.	113,057	4,505
	Matador Resources Co.	84,066	4,454
*	ChampionX Corp.	163,617	4,005
*	DT Midstream Inc.	73,490	3,988
	SM Energy Co.	95,000	3,700
*,1	ChargePoint Holdings Inc.	169,400	3,368
	Helmerich & Payne Inc.	76,958	3,292
*	Denbury Inc.	37,800	2,970
*	CNX Resources Corp.	138,242	2,864
	Magnolia Oil & Gas Corp. Class A	119,410	2,824
	Equitrans Midstream Corp.	324,633	2,740
*	California Resources Corp.	58,463	2,615
	Antero Midstream Corp.	239,147	2,600
	Cactus Inc. Class A	43,533	2,470
	New Fortress Energy Inc. Class A	57,132	2,434

		Shares	Market Value ($000)
	Patterson-UTI Energy Inc.	155,700	2,410
	Civitas Resources Inc.	40,254	2,404
*	Renewable Energy Group Inc.	38,614	2,342
*	Whiting Petroleum Corp.	28,000	2,282
*	Callon Petroleum Co.	37,860	2,237
	Arcosa Inc.	37,754	2,161
*	Peabody Energy Corp.	82,400	2,021
*	Transocean Ltd.	440,800	2,014
*	Tellurian Inc.	351,000	1,860
	Oasis Petroleum Inc.	12,400	1,814
*	Ameresco Inc. Class A	22,694	1,804
	Continental Resources Inc.	29,147	1,788
*	PBF Energy Inc. Class A	72,800	1,774
*	Weatherford International plc	52,700	1,755
	Enviva Inc.	21,500	1,702
*	FuelCell Energy Inc.	282,202	1,625
*	Arch Resources Inc.	11,592	1,593
*	SunPower Corp.	69,836	1,500
*	Alpha Metallurgical Resources Inc.	11,300	1,491
*	NexTier Oilfield Solutions Inc.	161,300	1,490
	Warrior Met Coal Inc.	39,915	1,481
	Northern Oil & Gas Inc.	46,974	1,324
	World Fuel Services Corp.	48,882	1,322
*	Array Technologies Inc.	116,568	1,314
*	Green Plains Inc.	39,800	1,234
*	Centennial Resource Development Inc. Class A	150,400	1,214
*	Liberty Oilfield Services Inc. Class A	81,500	1,208
*	Oceaneering International Inc.	77,592	1,176
*	Stem Inc.	104,800	1,154
*	Dril-Quip Inc.	30,657	1,145
*	Delek US Holdings Inc.	53,179	1,128
	Archrock Inc.	121,402	1,121
*	Nabors Industries Ltd.	7,100	1,084
*	ProPetro Holding Corp.	76,300	1,063
	Core Laboratories NV	33,200	1,050
*	Gulfport Energy Corp.	10,975	986
*	Laredo Petroleum Inc.	11,800	934
*	NOW Inc.	84,388	931
*	MRC Global Inc.	69,500	828
*	RPC Inc.	75,816	809
	Brigham Minerals Inc. Class A	30,671	784
*	Comstock Resources Inc.	59,000	770
*	Gevo Inc.	156,500	732
*	Noble Corp.	20,295	711
*,1	EVgo Inc.	54,300	698
*	Shoals Technologies Group Inc. Class A	39,835	679
*	CONSOL Energy Inc.	18,000	677
	SunCoke Energy Inc.	75,864	676
*	Bristow Group Inc. Class A	18,117	672
*	Talos Energy Inc.	38,100	602
*	Ranger Oil Corp.	17,400	601
	CVR Energy Inc.	22,241	568
*	Tidewater Inc.	24,300	528
*	Helix Energy Solutions Group Inc.	105,500	504
*	REX American Resources Corp.	5,013	499
	Berry Corp.	47,100	486
*	Par Pacific Holdings Inc.	36,939	481
*	Montauk Renewables Inc.	40,536	454

		Shares	Market Value ($000)
*	DMC Global Inc.	14,657	447
*	Select Energy Services Inc. Class A	49,405	423
*	TPI Composites Inc.	27,321	384
	Kinetik Holdings Inc. Class A	5,825	379
*	TETRA Technologies Inc.	81,500	335
*	Fluence Energy Inc. Class A	25,093	329
*	SandRidge Energy Inc.	20,416	327
*	NextDecade Corp.	48,400	320
*	VAALCO Energy Inc.	44,869	293
*,1	Ring Energy Inc.	74,543	285
*	W&T Offshore Inc.	74,445	284
*,1	Volta Inc.	91,600	279
*	Centrus Energy Corp. Class A	8,083	272
*	Crescent Energy Inc. Class A	15,398	267
*	Aemetis Inc.	20,069	254
*	Oil States International Inc.	36,200	252
	Solaris Oilfield Infrastructure Inc. Class A	21,551	243
*	Solid Power Inc.	27,600	239
*	Earthstone Energy Inc. Class A	18,800	237
*	Amplify Energy Corp.	38,100	210
*,1	Camber Energy Inc.	243,600	206
*	Newpark Resources Inc.	55,400	203
*	SilverBow Resources Inc.	6,268	201
*	Trecora Resources	18,356	155
	Falcon Minerals Corp.	20,945	141
	Evolution Petroleum Corp.	20,558	140
*	American Superconductor Corp.	17,108	130
*,1	Beam Global	5,900	121
	NACCO Industries Inc. Class A	2,823	111
*	Matrix Service Co.	12,854	106
*	American Resources Corp.	26,300	68
*	Natural Gas Services Group Inc.	5,139	61
*	Ranger Energy Services Inc. Class A	5,868	60
	Adams Resources & Energy Inc.	1,461	56
*,1	Sunworks Inc.	21,900	55
*	Advent Technologies Holdings Inc.	20,900	49
*	Nabors Industries Ltd. Warrants Exp. 6/11/26	2,040	47
*	Capstone Green Energy Corp.	11,235	46
*	Ramaco Resources Inc.	2,725	43
	PHX Minerals Inc.	13,999	43
*	Geospace Technologies Corp.	5,246	30
*	FTC Solar Inc.	6,004	30
*,1	KLX Energy Services Holdings Inc.	4,751	25
*	ESS Tech Inc.	4,109	23
*	Hallador Energy Co.	4,036	14
*	US Well Services Inc.	9,467	10
*	Mammoth Energy Services Inc.	2,105	5
*	MIND Technology Inc.	4,211	5
*	Pineapple Holdings Inc.	463	3
*	Profire Energy Inc.	1,221	2
*	Tidewater Inc. Class A Warrants Exp. 7/31/23	535	1
*	Tidewater Inc. Class B Warrants Exp. 7/31/23	579	—
*,2	Seventy Seven Energy Inc.	42,434	—
*,2	Harvest Natural Resources Inc.	20,906	—
*,2	Pineapple Holdings Inc.	463	—
			1,405,975
Financials (6.9%)
*	Berkshire Hathaway Inc. Class B	1,219,567	430,397

		Shares	Market Value ($000)
	JPMorgan Chase & Co.	2,257,170	307,697
	Bank of America Corp.	5,241,875	216,070
	Wells Fargo & Co.	2,916,624	141,340
	S&P Global Inc.	257,744	105,721
	Charles Schwab Corp.	1,180,674	99,543
	Morgan Stanley	1,090,788	95,335
	Goldman Sachs Group Inc.	261,520	86,328
	Citigroup Inc.	1,516,173	80,964
	BlackRock Inc.	104,597	79,930
	Blackstone Inc.	539,285	68,457
	CME Group Inc.	275,329	65,490
	Marsh & McLennan Cos. Inc.	375,859	64,054
	Chubb Ltd.	279,741	59,837
	PNC Financial Services Group Inc.	320,290	59,077
	Truist Financial Corp.	1,013,316	57,455
	Intercontinental Exchange Inc.	429,831	56,789
	US Bancorp	1,017,393	54,074
	Progressive Corp.	446,958	50,949
	Aon plc Class A	155,400	50,603
*	Berkshire Hathaway Inc. Class A	79	41,785
	Moody's Corp.	118,408	39,952
	American International Group Inc.	623,770	39,154
	Prudential Financial Inc.	287,754	34,004
	Travelers Cos. Inc.	184,648	33,741
	MetLife Inc.	472,054	33,176
	MSCI Inc.	59,295	29,818
	Allstate Corp.	212,438	29,425
	Aflac Inc.	445,821	28,706
	Arthur J Gallagher & Co.	159,336	27,820
	Bank of New York Mellon Corp.	555,417	27,565
	T. Rowe Price Group Inc.	175,054	26,466
	Ameriprise Financial Inc.	85,681	25,735
	KKR & Co. Inc.	426,406	24,932
*	SVB Financial Group	44,558	24,928
	Discover Financial Services	220,008	24,243
	State Street Corp.	266,847	23,248
	Fifth Third Bancorp	519,435	22,356
	First Republic Bank	136,380	22,107
	Willis Towers Watson plc	89,882	21,232
*	Coinbase Global Inc. Class A	104,866	19,910
	Apollo Global Management Inc.	320,864	19,890
	Hartford Financial Services Group Inc.	253,127	18,177
	Northern Trust Corp.	151,505	17,643
	M&T Bank Corp.	98,345	16,669
	Huntington Bancshares Inc.	1,094,106	15,996
	Cincinnati Financial Corp.	116,855	15,888
	Regions Financial Corp.	712,348	15,857
	Nasdaq Inc.	88,740	15,813
	Raymond James Financial Inc.	143,861	15,812
	KeyCorp	700,820	15,684
*	Markel Corp.	9,924	14,640
	Principal Financial Group Inc.	198,772	14,592
	Citizens Financial Group Inc.	320,799	14,542
	Broadridge Financial Solutions Inc.	89,758	13,976
	Signature Bank	46,739	13,717
*	Arch Capital Group Ltd.	281,294	13,620
	FactSet Research Systems Inc.	28,944	12,566
	Brown & Brown Inc.	172,920	12,497

		Shares	Market Value ($000)
	Ally Financial Inc.	259,858	11,299
	LPL Financial Holdings Inc.	58,385	10,666
	Loews Corp.	162,843	10,555
	W R Berkley Corp.	153,218	10,203
	Fidelity National Financial Inc.	202,960	9,913
	First Horizon Corp.	408,556	9,597
	Cboe Global Markets Inc.	82,423	9,431
	MarketAxess Holdings Inc.	27,660	9,410
	Equitable Holdings Inc.	299,890	9,270
	Ares Management Corp. Class A	114,063	9,265
	Everest Re Group Ltd.	29,904	9,012
	Comerica Inc.	99,589	9,006
	East West Bancorp Inc.	107,593	8,502
*	Alleghany Corp.	9,844	8,338
	American Financial Group Inc.	56,102	8,170
	Lincoln National Corp.	119,868	7,835
	Webster Financial Corp.	136,399	7,655
	Zions Bancorp NA	115,644	7,582
	Assurant Inc.	41,328	7,515
	Annaly Capital Management Inc.	1,064,913	7,497
	Carlyle Group Inc.	152,896	7,478
	Invesco Ltd.	322,900	7,446
	Tradeweb Markets Inc. Class A	81,760	7,184
	Globe Life Inc.	69,831	7,025
	People's United Financial Inc.	328,737	6,571
	Franklin Resources Inc.	230,498	6,435
	First Citizens BancShares Inc. Class A	9,086	6,048
	Western Alliance Bancorp	72,854	6,034
	Cullen/Frost Bankers Inc.	43,492	6,020
	Commerce Bancshares Inc.	82,766	5,925
	SEI Investments Co.	97,398	5,864
	Reinsurance Group of America Inc.	52,975	5,799
*	Robinhood Markets Inc. Class A	425,100	5,743
*	Upstart Holdings Inc.	52,146	5,689
	Old Republic International Corp.	210,920	5,456
	Starwood Property Trust Inc.	224,443	5,425
	Voya Financial Inc.	81,758	5,425
	Stifel Financial Corp.	79,617	5,406
	RenaissanceRe Holdings Ltd.	34,096	5,405
	Pinnacle Financial Partners Inc.	56,019	5,158
	Morningstar Inc.	18,842	5,147
	First American Financial Corp.	79,376	5,145
	Synovus Financial Corp.	104,823	5,136
	AGNC Investment Corp.	390,173	5,111
	Popular Inc.	61,198	5,002
	SouthState Corp.	58,899	4,806
	Prosperity Bancshares Inc.	68,362	4,743
	First Financial Bankshares Inc.	105,848	4,670
	Janus Henderson Group plc	131,410	4,602
	Unum Group	143,845	4,533
	Jefferies Financial Group Inc.	132,221	4,343
	Interactive Brokers Group Inc. Class A	64,681	4,263
	Selective Insurance Group Inc.	47,379	4,234
	Cadence Bank	144,017	4,214
	Wintrust Financial Corp.	45,237	4,204
	Affiliated Managers Group Inc.	29,812	4,202
	OneMain Holdings Inc.	88,380	4,190
*	SoFi Technologies Inc.	443,299	4,189

		Shares	Market Value ($000)
	Glacier Bancorp Inc.	82,597	4,153
	Primerica Inc.	30,242	4,138
	Valley National Bancorp	316,107	4,116
	Blue Owl Capital Inc. Class A	314,037	3,982
	SLM Corp.	215,931	3,964
	Bank OZK	92,693	3,958
	Blackstone Mortgage Trust Inc. Class A	123,133	3,914
	PacWest Bancorp	88,689	3,825
	Kinsale Capital Group Inc.	16,748	3,819
	RLI Corp.	34,012	3,763
	Old National Bancorp	228,156	3,737
	Axis Capital Holdings Ltd.	61,543	3,721
	New Residential Investment Corp.	332,439	3,650
	New York Community Bancorp Inc.	340,332	3,648
	ServisFirst Bancshares Inc.	38,177	3,638
	Hanover Insurance Group Inc.	24,200	3,618
	Erie Indemnity Co. Class A	20,124	3,544
*	Silvergate Capital Corp. Class A	23,400	3,523
	United Bankshares Inc.	100,384	3,501
	Houlihan Lokey Inc. Class A	39,495	3,468
	Hancock Whitney Corp.	65,529	3,417
*	Brighthouse Financial Inc.	63,913	3,302
	MGIC Investment Corp.	243,288	3,297
	Essent Group Ltd.	79,986	3,296
	Assured Guaranty Ltd.	51,163	3,257
	FNB Corp.	259,029	3,225
	Umpqua Holdings Corp.	165,542	3,122
	UMB Financial Corp.	31,676	3,078
	Radian Group Inc.	136,989	3,043
	Community Bank System Inc.	42,578	2,987
*	Credit Acceptance Corp.	5,402	2,973
	BankUnited Inc.	66,189	2,910
	Eastern Bankshares Inc.	134,797	2,904
	First Hawaiian Inc.	104,038	2,902
	Walker & Dunlop Inc.	22,270	2,882
	Independent Bank Corp. (Massachusetts)	35,043	2,863
	United Community Banks Inc.	81,585	2,839
	Evercore Inc. Class A	25,259	2,812
*	Jackson Financial Inc. Class A	63,447	2,806
	Virtu Financial Inc. Class A	75,081	2,795
	Kemper Corp.	48,794	2,759
	Lazard Ltd. Class A	79,007	2,726
	White Mountains Insurance Group Ltd.	2,367	2,689
	Home BancShares Inc.	118,828	2,686
	Investors Bancorp Inc.	179,888	2,686
	Associated Banc-Corp	117,960	2,685
	Cathay General Bancorp	59,073	2,644
*	Trupanion Inc.	28,674	2,555
	CNO Financial Group Inc.	101,811	2,554
	Federated Hermes Inc. Class B	74,613	2,541
	Bank of Hawaii Corp.	30,138	2,529
	Pacific Premier Bancorp Inc.	70,426	2,490
	First Interstate BancSystem Inc. Class A	66,584	2,448
	WSFS Financial Corp.	50,582	2,358
*	Texas Capital Bancshares Inc.	40,374	2,314
	CVB Financial Corp.	99,166	2,302
	Ameris Bancorp	52,432	2,301
	American Equity Investment Life Holding Co.	57,639	2,300

		Shares	Market Value ($000)
*	Mr Cooper Group Inc.	49,281	2,251
	Chimera Investment Corp.	186,331	2,243
	Fulton Financial Corp.	133,136	2,213
	FirstCash Holdings Inc.	31,396	2,208
	Simmons First National Corp. Class A	83,566	2,191
*	Ryan Specialty Group Holdings Inc. Class A	56,471	2,190
	Moelis & Co. Class A	46,576	2,187
*	Enstar Group Ltd.	8,341	2,178
	Independent Bank Group Inc.	30,229	2,151
	Atlantic Union Bankshares Corp.	56,812	2,084
	First Bancorp (XNYS)	156,877	2,058
*	Marathon Digital Holdings Inc.	73,100	2,043
	BOK Financial Corp.	21,714	2,040
	Columbia Banking System Inc.	61,691	1,991
	Navient Corp.	115,948	1,976
	Hamilton Lane Inc. Class A	25,113	1,941
	International Bancshares Corp.	45,546	1,922
*	Axos Financial Inc.	41,263	1,914
	Arbor Realty Trust Inc.	111,563	1,903
*,1	Riot Blockchain Inc.	86,376	1,829
	Piper Sandler Cos.	13,900	1,824
	Artisan Partners Asset Management Inc. Class A	46,193	1,818
	First Financial Bancorp	78,497	1,809
	Washington Federal Inc.	53,087	1,742
	WesBanco Inc.	49,756	1,710
	Flagstar Bancorp Inc.	39,708	1,684
	Apollo Commercial Real Estate Finance Inc.	120,100	1,673
*	Triumph Bancorp Inc.	17,721	1,666
	Cohen & Steers Inc.	19,235	1,652
	Towne Bank	55,144	1,651
	Sandy Spring Bancorp Inc.	36,663	1,647
*	Focus Financial Partners Inc. Class A	35,470	1,622
	First Merchants Corp.	38,457	1,600
	Renasant Corp.	46,285	1,548
	Eagle Bancorp Inc.	26,956	1,537
	Hope Bancorp Inc.	95,305	1,532
	Park National Corp.	11,601	1,524
*	Genworth Financial Inc. Class A	401,904	1,519
*	PRA Group Inc.	33,348	1,503
	Banner Corp.	25,603	1,499
	Veritex Holdings Inc.	39,277	1,499
*	NMI Holdings Inc. Class A	71,996	1,485
	Two Harbors Investment Corp.	268,244	1,483
	Hilltop Holdings Inc.	49,862	1,466
	Enterprise Financial Services Corp.	30,641	1,450
	Seacoast Banking Corp. of Florida	41,404	1,450
*	Open Lending Corp. Class A	76,637	1,449
*	MFA Financial Inc.	356,428	1,436
	Lakeland Financial Corp.	19,365	1,414
	Heartland Financial USA Inc.	29,504	1,411
	Provident Financial Services Inc.	59,830	1,400
*	Cannae Holdings Inc.	58,096	1,390
	FB Financial Corp.	30,533	1,356
	Virtus Investment Partners Inc.	5,611	1,347
	Horace Mann Educators Corp.	32,016	1,339
	Trustmark Corp.	43,844	1,332
	Mercury General Corp.	23,981	1,319
	PennyMac Mortgage Investment Trust	77,816	1,314

		Shares	Market Value ($000)
	StepStone Group Inc. Class A	39,484	1,305
	Northwest Bancshares Inc.	95,807	1,294
	Live Oak Bancshares Inc.	25,351	1,290
	Stewart Information Services Corp.	21,020	1,274
	Westamerica Bancorp	20,952	1,268
	iStar Inc.	53,353	1,249
	NBT Bancorp Inc.	34,151	1,234
	Capitol Federal Financial Inc.	111,812	1,217
	First Commonwealth Financial Corp.	79,953	1,212
	Rocket Cos. Inc. Class A	108,000	1,201
	Argo Group International Holdings Ltd.	29,000	1,197
*	LendingClub Corp.	75,742	1,195
*	Customers Bancorp Inc.	22,811	1,189
*	Palomar Holdings Inc.	18,357	1,175
	BGC Partners Inc. Class A	266,472	1,172
	Safety Insurance Group Inc.	12,882	1,170
	PennyMac Financial Services Inc.	21,787	1,159
*	Encore Capital Group Inc.	18,315	1,149
	Ladder Capital Corp.	95,925	1,139
	Southside Bancshares Inc.	27,595	1,127
	First Busey Corp.	44,167	1,119
	First Bancorp (XNGS)	26,703	1,115
	BancFirst Corp.	13,363	1,112
	Berkshire Hills Bancorp Inc.	38,101	1,104
	ProAssurance Corp.	40,958	1,101
	New York Mortgage Trust Inc.	299,871	1,095
	Goosehead Insurance Inc. Class A	13,782	1,083
*	Enova International Inc.	28,241	1,072
	OFG Bancorp	40,083	1,068
	PJT Partners Inc. Class A	16,627	1,049
	ConnectOne Bancorp Inc.	32,319	1,035
*	Bancorp Inc.	36,263	1,027
*	LendingTree Inc.	8,224	984
	Redwood Trust Inc.	93,146	981
	Employers Holdings Inc.	23,775	975
*	Oscar Health Inc. Class A	96,200	959
	Brookline Bancorp Inc.	60,096	951
	OceanFirst Financial Corp.	47,292	951
	Tompkins Financial Corp.	11,876	930
	Meta Financial Group Inc.	16,853	926
*	StoneX Group Inc.	12,274	911
	City Holding Co.	11,542	908
	Dime Community Bancshares Inc.	26,247	907
	Kearny Financial Corp.	69,617	897
	S&T Bancorp Inc.	29,832	882
*	Columbia Financial Inc.	40,013	861
	National Bank Holdings Corp. Class A	21,371	861
*	Blucora Inc.	43,886	858
	Premier Financial Corp.	27,886	846
	Banc of California Inc.	43,520	843
	Nelnet Inc. Class A	9,871	839
	TriCo Bancshares	20,965	839
	First Foundation Inc.	34,444	837
	AMERISAFE Inc.	16,825	836
	Broadmark Realty Capital Inc.	95,813	829
*	Nicolet Bankshares Inc.	8,820	825
	Ready Capital Corp.	54,460	820
	Origin Bancorp Inc.	19,150	810

		Shares	Market Value ($000)
*	TPG Inc. Class A	26,891	810
	HomeStreet Inc.	16,988	805
	Heritage Financial Corp.	31,999	802
*	Metropolitan Bank Holding Corp.	7,788	793
	Lakeland Bancorp Inc.	47,448	792
	Compass Diversified Holdings	32,800	780
*,1	Lightwave Logic Inc.	79,946	768
	Preferred Bank	10,231	758
*	TriState Capital Holdings Inc.	22,326	742
	BrightSpire Capital Inc. Class A	80,213	742
*,1	Lemonade Inc.	28,001	738
	Federal Agricultural Mortgage Corp. Class C	6,747	732
	Hanmi Financial Corp.	29,756	732
	Ellington Financial Inc.	41,200	731
	QCR Holdings Inc.	12,892	730
	TFS Financial Corp.	43,322	719
	WisdomTree Investments Inc.	118,321	695
	Univest Financial Corp.	25,927	694
	KKR Real Estate Finance Trust Inc.	33,241	685
	James River Group Holdings Ltd.	27,686	685
	B. Riley Financial Inc.	9,694	678
	Horizon Bancorp Inc.	36,147	675
*	MoneyGram International Inc.	63,600	672
	Byline Bancorp Inc.	24,690	659
*	World Acceptance Corp.	3,432	658
	Flushing Financial Corp.	29,220	653
	Brightsphere Investment Group Inc.	26,882	652
	Washington Trust Bancorp Inc.	12,408	651
	First Mid Bancshares Inc.	16,367	630
	Camden National Corp.	12,984	611
	Midland States Bancorp Inc.	21,164	611
	TPG RE Finance Trust Inc.	51,600	609
	Stock Yards Bancorp Inc.	11,392	603
*	SiriusPoint Ltd.	79,922	598
	Allegiance Bancshares Inc.	13,313	595
	Invesco Mortgage Capital Inc.	259,900	593
	Peoples Bancorp Inc.	18,937	593
*	CrossFirst Bankshares Inc.	37,503	591
	HarborOne Bancorp Inc.	42,084	590
	German American Bancorp Inc.	15,163	576
	First Bancshares Inc.	16,891	569
*	Hippo Holdings Inc.	272,675	543
	Republic Bancorp Inc. Class A	11,932	536
*	BRP Group Inc. Class A	19,663	528
	Central Pacific Financial Corp.	18,857	526
	Great Southern Bancorp Inc.	8,882	524
	Northfield Bancorp Inc.	36,333	522
*	MBIA Inc.	33,738	519
	Independent Bank Corp. (Michigan)	23,360	514
*,1	Clearwater Analytics Holdings Inc. Class A	23,584	495
*	Amerant Bancorp Inc. Class A	15,321	484
	ARMOUR Residential REIT Inc.	57,425	482
[1]	Orchid Island Capital Inc.	146,415	476
	Peapack-Gladstone Financial Corp.	13,498	469
	Community Trust Bancorp Inc.	11,278	465
	United Fire Group Inc.	14,975	465
	Victory Capital Holdings Inc. Class A	16,103	465
	Bank First Corp.	6,300	454

		Shares	Market Value ($000)
	National Western Life Group Inc. Class A	2,144	451
	Granite Point Mortgage Trust Inc.	40,300	448
	Cowen Inc. Class A	16,460	446
	First of Long Island Corp.	22,884	445
	TrustCo Bank Corp.	13,865	443
	Heritage Commerce Corp.	39,071	440
*	Ambac Financial Group Inc.	41,421	431
	First Community Bankshares Inc.	15,146	427
	RBB Bancorp	18,000	423
	Mercantile Bank Corp.	11,852	420
	Cambridge Bancorp	4,871	414
	Bank of Marin Bancorp	11,775	413
	Farmers National Banc Corp.	23,843	407
*	Bridgewater Bancshares Inc.	24,367	406
*	Carter Bankshares Inc.	23,054	400
	HomeTrust Bancshares Inc.	13,088	386
	Diamond Hill Investment Group Inc.	2,051	384
	Bar Harbor Bankshares	13,006	372
	Dynex Capital Inc.	22,923	371
	Merchants Bancorp	13,558	371
	Universal Insurance Holdings Inc.	27,082	365
	HCI Group Inc.	5,310	362
	GCM Grosvenor Inc. Class A	37,046	360
	MidWestOne Financial Group Inc.	10,700	354
*	AssetMark Financial Holdings Inc.	15,755	351
	CBTX Inc.	11,252	349
	Arrow Financial Corp.	10,301	334
*	Equity Bancshares Inc. Class A	10,342	334
	1st Source Corp.	7,223	334
	Hingham Institution For Savings	962	330
	Spirit of Texas Bancshares Inc.	12,308	323
	Capstar Financial Holdings Inc.	15,265	322
	Oppenheimer Holdings Inc. Class A	7,396	322
*	Franklin BSP Realty Trust Inc.	23,021	322
	Regional Management Corp.	6,593	320
*	Professional Holding Corp. Class A	14,100	318
	Business First Bancshares Inc.	12,976	316
	Waterstone Financial Inc.	16,159	313
*	BayCom Corp.	14,250	310
*	Doma Holdings Inc.	142,400	309
	Financial Institutions Inc.	10,038	302
[1]	UWM Holdings Corp. Class A	66,500	301
	Mid Penn Bancorp Inc.	11,147	299
	First Financial Corp.	6,821	295
	Old Second Bancorp Inc.	20,067	291
	Metrocity Bankshares Inc.	12,006	282
*	Republic First Bancorp Inc.	54,003	279
*	California Bancorp	11,800	272
	CNB Financial Corp.	10,149	267
	Level One Bancorp Inc.	6,551	262
	West Bancorp Inc.	9,617	262
*	Oportun Financial Corp.	18,084	260
	Capital City Bank Group Inc.	9,619	254
*	EZCORP Inc. Class A	41,670	252
	Amalgamated Financial Corp.	13,999	252
	PCSB Financial Corp.	13,132	251
	Southern Missouri Bancorp Inc.	5,023	251
	MVB Financial Corp.	6,021	250

		Shares	Market Value ($000)
	Richmond Mutual Bancorp Inc.	14,600	249
	Macatawa Bank Corp.	27,543	248
	Civista Bancshares Inc.	10,116	244
	PCB Bancorp	10,610	243
	Enterprise Bancorp Inc.	6,024	242
	Community Financial Corp.	5,956	238
*	P10 Inc. Class A	19,635	238
	American National Bankshares Inc.	6,302	237
	Home Bancorp Inc.	5,803	237
	Guaranty Bancshares Inc.	6,616	232
	Alerus Financial Corp.	8,341	231
	Farmers & Merchants Bancorp Inc.	6,384	231
	Investors Title Co.	1,135	231
	First Internet Bancorp	5,320	229
*	Southern First Bancshares Inc.	4,512	229
	AFC Gamma Inc.	12,000	229
	Curo Group Holdings Corp.	17,313	226
	Eagle Bancorp Montana Inc.	10,100	226
	Five Star Bancorp	7,900	224
*	FVCBankcorp Inc.	10,750	223
*	Coastal Financial Corp.	4,840	221
	First Bancorp Inc.	7,333	221
	SmartFinancial Inc.	8,647	221
	Manhattan Bridge Capital Inc.	34,560	219
	Central Valley Community Bancorp	9,286	217
*	MainStreet Bancshares Inc.	8,911	217
	Peoples Financial Services Corp.	4,308	217
	Sculptor Capital Management Inc. Class A	15,482	216
	Citizens & Northern Corp.	8,811	215
	Blue Ridge Bankshares Inc.	14,200	215
	FNCB Bancorp Inc.	22,643	214
	Sierra Bancorp	8,494	212
	Greenhill & Co. Inc.	13,600	210
	ChoiceOne Financial Services Inc.	8,370	210
	Colony Bankcorp Inc.	11,200	209
	Hawthorn Bancshares Inc.	8,220	208
	Seven Hills Realty Trust	18,700	208
	Luther Burbank Corp.	15,347	204
	Tiptree Inc. Class A	15,559	200
	AG Mortgage Investment Trust Inc.	21,166	197
*	Root Inc. Class A	99,200	195
*	Greenlight Capital Re Ltd. Class A	27,050	191
	Red River Bancshares Inc.	3,606	191
	FS Bancorp Inc.	6,138	190
	Manning & Napier Inc. Class A	20,773	189
	Northrim Bancorp Inc.	4,327	189
	Great Ajax Corp.	15,903	187
	Northeast Bank	5,474	187
*	eHealth Inc.	14,951	186
	Primis Financial Corp.	13,308	186
	Virginia National Bankshares Corp.	5,321	184
	Summit Financial Group Inc.	7,124	182
	LCNB Corp.	10,252	180
	Shore Bancshares Inc.	8,614	176
	Franklin Financial Services Corp.	5,214	175
	Evans Bancorp Inc.	4,577	174
*	Medallion Financial Corp.	19,864	169
	First Bank	11,738	167

		Shares	Market Value ($000)
	First Northwest Bancorp	7,546	167
	South Plains Financial Inc.	6,236	166
	ACNB Corp.	4,637	162
*	Pioneer Bancorp Inc.	15,418	162
	BCB Bancorp Inc.	8,673	158
	United Security Bancshares	18,866	157
	Codorus Valley Bancorp Inc.	7,091	156
	National Bankshares Inc.	4,164	155
	First Business Financial Services Inc.	4,314	142
*	Citizens Inc. Class A	31,480	133
	Western New England Bancorp Inc.	14,848	133
	First Financial Northwest Inc.	7,628	131
	Fidelity D&D Bancorp Inc.	2,713	126
	Middlefield Banc Corp.	5,094	126
*	Esquire Financial Holdings Inc.	3,649	123
	Crawford & Co. Class A	16,065	121
	Orrstown Financial Services Inc.	5,232	120
	Parke Bancorp Inc.	5,084	120
*	MetroMile Inc.	90,900	120
	Chemung Financial Corp.	2,549	119
	Investar Holding Corp.	6,106	117
	OP Bancorp	8,347	116
	Pzena Investment Management Inc. Class A	14,523	116
	First Guaranty Bancshares Inc.	4,784	115
*	MarketWise Inc.	24,300	115
*	Hagerty Inc. Class A	10,600	114
	BankFinancial Corp.	10,939	113
	Greene County Bancorp Inc.	2,506	112
	Riverview Bancorp Inc.	14,806	112
	Territorial Bancorp Inc.	4,529	109
	Norwood Financial Corp.	3,727	107
	Penns Woods Bancorp Inc.	4,312	105
	ESSA Bancorp Inc.	5,800	104
	Bank of Princeton	3,544	102
	First Community Corp.	4,821	102
*	Romeo Power Inc.	68,600	102
	Ellington Residential Mortgage REIT	9,773	99
	Western Asset Mortgage Capital Corp.	56,301	96
*	Ocwen Financial Corp.	4,011	95
	Bankwell Financial Group Inc.	2,772	94
	Nexpoint Real Estate Finance Inc.	4,115	93
	SB Financial Group Inc.	4,602	92
	Timberland Bancorp Inc.	3,406	92
	Sachem Capital Corp.	17,836	91
	Associated Capital Group Inc. Class A	2,140	90
*	NI Holdings Inc.	5,165	88
	Unity Bancorp Inc.	3,156	88
*	Maiden Holdings Ltd.	35,700	86
	Prudential Bancorp Inc.	5,160	85
*	Sterling Bancorp Inc.	12,013	85
	C&F Financial Corp.	1,671	84
	Lument Finance Trust Inc.	30,449	83
	Donegal Group Inc. Class A	5,852	78
*	Security National Financial Corp. Class A	7,430	74
*	ACRES Commercial Realty Corp.	5,440	73
*	Trean Insurance Group Inc.	14,300	67
	Provident Bancorp Inc.	4,080	66
*	Safeguard Scientifics Inc.	12,586	66

		Shares	Market Value ($000)
*	BM Technologies Inc.	7,778	66
	First United Corp.	2,828	64
*	GoHealth Inc. Class A	54,500	64
	Ames National Corp.	2,500	62
	HBT Financial Inc.	3,343	61
	Westwood Holdings Group Inc.	3,791	58
*	Consumer Portfolio Services Inc.	5,489	56
	Peoples Bancorp of North Carolina Inc.	1,927	55
	Silvercrest Asset Management Group Inc. Class A	2,679	55
*	SurgePays Inc.	13,536	55
	Angel Oak Mortgage Inc.	3,309	54
[1]	Cherry Hill Mortgage Investment Corp.	6,865	53
	Provident Financial Holdings Inc.	3,235	53
	Federal Agricultural Mortgage Corp. Class A	484	52
	First Savings Financial Group Inc.	2,109	52
	US Global Investors Inc. Class A	9,831	51
	CB Financial Services Inc.	2,000	47
	Plumas Bancorp	1,230	47
	First Capital Inc.	1,200	46
	Bank7 Corp.	1,874	44
	AmeriServ Financial Inc.	8,751	35
*,1	Sunlight Financial Holdings Inc.	6,855	35
	Union Bankshares Inc.	804	25
*	LM Funding America Inc.	7,984	23
	Hennessy Advisors Inc.	2,219	22
	Meridian Corp.	591	19
*	Great Elm Group Inc.	10,698	19
*	Elevate Credit Inc.	5,276	16
	Capital Bancorp Inc.	594	14
*	First Western Financial Inc.	400	12
*	Nicholas Financial Inc.	983	10
*	Impac Mortgage Holdings Inc.	10,822	8
*	USCB Financial Holdings Inc.	587	8
	Sound Financial Bancorp Inc.	195	7
	FedNat Holding Co.	4,599	6
*	Affinity Bancshares Inc.	367	6
*	Finwise Bancorp	344	6
*	NeuroOne Medical Technologies Corp.	4,608	5
*	FG Financial Group Inc.	1,083	3
*	Broadway Financial Corp.	546	1
			3,911,144
Health Care (7.8%)
	UnitedHealth Group Inc.	719,590	366,969
	Johnson & Johnson	2,010,884	356,389
	Pfizer Inc.	4,302,647	222,748
	AbbVie Inc.	1,352,745	219,293
	Eli Lilly & Co.	655,808	187,804
	Thermo Fisher Scientific Inc.	299,272	176,765
	Abbott Laboratories	1,349,080	159,677
	Merck & Co. Inc.	1,932,245	158,541
	Danaher Corp.	492,501	144,465
	Bristol-Myers Squibb Co.	1,666,858	121,731
	Medtronic plc	1,026,719	113,914
	Amgen Inc.	425,648	102,930
	Anthem Inc.	184,651	90,704
*	Intuitive Surgical Inc.	273,597	82,539
	Stryker Corp.	258,009	68,979
	Zoetis Inc.	324,954	61,283

		Shares	Market Value ($000)
	Cigna Corp.	245,615	58,852
	Becton Dickinson & Co.	218,210	58,044
	Gilead Sciences Inc.	955,142	56,783
*	Edwards Lifesciences Corp.	477,281	56,186
*	Regeneron Pharmaceuticals Inc.	77,516	54,139
*	Vertex Pharmaceuticals Inc.	194,617	50,789
*	Boston Scientific Corp.	1,092,081	48,368
	HCA Healthcare Inc.	174,179	43,653
*	Moderna Inc.	248,197	42,754
	Humana Inc.	96,824	42,135
*	Illumina Inc.	120,092	41,960
*	Dexcom Inc.	74,328	38,026
*	Centene Corp.	446,950	37,629
*	IDEXX Laboratories Inc.	64,518	35,295
*	IQVIA Holdings Inc.	146,171	33,796
	Agilent Technologies Inc.	230,608	30,516
	Baxter International Inc.	384,646	29,825
	ResMed Inc.	112,107	27,187
*	Align Technology Inc.	57,269	24,969
*	Biogen Inc.	112,290	23,648
	West Pharmaceutical Services Inc.	56,952	23,391
*	Veeva Systems Inc. Class A	106,528	22,633
	Cerner Corp.	224,343	20,990
	Zimmer Biomet Holdings Inc.	160,207	20,490
*	Laboratory Corp. of America Holdings	73,181	19,295
*	Horizon Therapeutics plc	173,463	18,250
	STERIS plc	74,642	18,046
	PerkinElmer Inc.	94,712	16,523
	Cooper Cos. Inc.	37,763	15,769
*	Seagen Inc.	105,361	15,177
*	Alnylam Pharmaceuticals Inc.	92,164	15,049
*	Molina Healthcare Inc.	44,704	14,913
*	Hologic Inc.	191,813	14,735
*	Catalent Inc.	130,637	14,488
*	Insulet Corp.	52,459	13,975
*	Avantor Inc.	389,100	13,159
	Bio-Techne Corp.	30,077	13,025
	Teleflex Inc.	35,963	12,761
	Quest Diagnostics Inc.	90,937	12,446
	Cardinal Health Inc.	211,307	11,981
*	Incyte Corp.	143,735	11,415
*	ABIOMED Inc.	33,177	10,990
*	Charles River Laboratories International Inc.	38,638	10,972
*	BioMarin Pharmaceutical Inc.	140,822	10,857
	Viatris Inc.	933,055	10,152
	Royalty Pharma plc Class A	259,647	10,116
*	Exact Sciences Corp.	134,048	9,373
*	Henry Schein Inc.	105,544	9,202
*	Elanco Animal Health Inc.	346,005	9,027
*	Bio-Rad Laboratories Inc. Class A	16,001	9,012
	DENTSPLY SIRONA Inc.	168,026	8,270
*	Teladoc Health Inc.	110,442	7,966
	Universal Health Services Inc. Class B	53,353	7,734
*	Repligen Corp.	40,880	7,689
*	Tenet Healthcare Corp.	82,587	7,099
*	Jazz Pharmaceuticals plc	45,496	7,082
*	Neurocrine Biosciences Inc.	74,062	6,943
	Organon & Co.	193,884	6,772

		Shares	Market Value ($000)
*	Syneos Health Inc.	81,308	6,582
*	United Therapeutics Corp.	34,190	6,134
*	Penumbra Inc.	27,389	6,084
	Chemed Corp.	12,005	6,081
*	Envista Holdings Corp.	124,662	6,072
*	Novocure Ltd.	69,676	5,773
*	Exelixis Inc.	249,428	5,655
*	Tandem Diabetes Care Inc.	48,374	5,625
*	Masimo Corp.	38,619	5,621
	Encompass Health Corp.	77,791	5,532
*	Shockwave Medical Inc.	25,735	5,336
*	Inspire Medical Systems Inc.	20,063	5,150
*	DaVita Inc.	45,093	5,100
	Bruker Corp.	78,306	5,035
*	Sarepta Therapeutics Inc.	64,239	5,018
*	Guardant Health Inc.	74,779	4,953
*	10X Genomics Inc. Class A	64,105	4,876
*	Globus Medical Inc. Class A	61,883	4,566
*	Acadia Healthcare Co. Inc.	69,094	4,528
*	Omnicell Inc.	33,920	4,392
*	HealthEquity Inc.	64,526	4,352
*	Novavax Inc.	58,917	4,339
*	Amedisys Inc.	24,976	4,303
*	Halozyme Therapeutics Inc.	106,064	4,230
	Perrigo Co. plc	105,409	4,051
*	LHC Group Inc.	23,642	3,986
*	Intra-Cellular Therapies Inc.	63,284	3,872
	Ensign Group Inc.	41,909	3,772
*	Intellia Therapeutics Inc.	51,638	3,753
*	Arrowhead Pharmaceuticals Inc.	79,044	3,635
*	Integra LifeSciences Holdings Corp.	55,564	3,571
*	Ultragenyx Pharmaceutical Inc.	49,084	3,564
*	Medpace Holdings Inc.	21,775	3,562
*	Apellis Pharmaceuticals Inc.	68,991	3,505
*	ICU Medical Inc.	15,603	3,474
*	Doximity Inc. Class A	65,859	3,431
*	Ionis Pharmaceuticals Inc.	92,227	3,416
	CONMED Corp.	22,493	3,341
*	agilon health Inc.	130,641	3,312
*	Alkermes plc	125,158	3,293
*	Option Care Health Inc.	113,567	3,243
*	iRhythm Technologies Inc.	20,527	3,232
*	Mirati Therapeutics Inc.	38,568	3,171
	Premier Inc. Class A	88,591	3,153
*	Quidel Corp.	27,119	3,050
*	Maravai LifeSciences Holdings Inc. Class A	85,735	3,024
*	STAAR Surgical Co.	37,070	2,962
*	Blueprint Medicines Corp.	45,871	2,930
*	Lantheus Holdings Inc.	50,813	2,810
*	R1 RCM Inc.	104,602	2,799
*	Inari Medical Inc.	30,534	2,768
*	Merit Medical Systems Inc.	41,563	2,765
*	Natera Inc.	65,782	2,676
*	Progyny Inc.	50,712	2,607
*	Neogen Corp.	83,534	2,576
*	Pacira BioSciences Inc.	33,454	2,553
	Owens & Minor Inc.	57,373	2,526
*	Fate Therapeutics Inc.	63,965	2,480

		Shares	Market Value ($000)
*	Haemonetics Corp.	39,119	2,473
*	ACADIA Pharmaceuticals Inc.	96,465	2,336
*	Oak Street Health Inc.	86,603	2,328
*	NuVasive Inc.	40,501	2,296
*	BioCryst Pharmaceuticals Inc.	140,809	2,290
*	Beam Therapeutics Inc.	39,611	2,270
*	Cytokinetics Inc.	61,453	2,262
*	Karuna Therapeutics Inc.	17,747	2,250
*	Integer Holdings Corp.	27,169	2,189
	Patterson Cos. Inc.	67,060	2,171
*	AtriCure Inc.	32,970	2,165
*	Insmed Inc.	90,806	2,134
*	PTC Therapeutics Inc.	56,936	2,124
*	Arvinas Inc.	31,494	2,120
*	Prestige Consumer Healthcare Inc.	39,699	2,102
*	Amicus Therapeutics Inc.	215,043	2,036
*	Denali Therapeutics Inc.	63,172	2,032
	Select Medical Holdings Corp.	83,545	2,004
*	Glaukos Corp.	34,543	1,997
*	Nevro Corp.	26,322	1,904
*	Twist Bioscience Corp.	38,555	1,904
*	Evolent Health Inc. Class A	57,899	1,870
*	Global Blood Therapeutics Inc.	51,225	1,774
*	Ortho Clinical Diagnostics Holdings plc	92,739	1,731
*	Axonics Inc.	27,239	1,705
*	Certara Inc.	79,316	1,704
*	Surgery Partners Inc.	30,873	1,700
*	Sotera Health Co.	78,231	1,694
*	Iovance Biotherapeutics Inc.	99,947	1,664
*	Corcept Therapeutics Inc.	73,703	1,660
*	Vir Biotechnology Inc.	62,706	1,613
*,1	Warby Parker Inc. Class A	47,324	1,600
*	Outset Medical Inc.	34,549	1,569
*	MEDNAX Inc.	65,446	1,537
*	Relay Therapeutics Inc.	49,945	1,495
*	IVERIC bio Inc.	88,614	1,491
*	Ligand Pharmaceuticals Inc.	13,152	1,479
*	Veracyte Inc.	53,419	1,473
*	Emergent BioSolutions Inc.	35,612	1,462
*	Pacific Biosciences of California Inc.	160,575	1,461
*	Myriad Genetics Inc.	57,956	1,460
*	Agios Pharmaceuticals Inc.	49,588	1,444
*	Apollo Medical Holdings Inc.	28,897	1,401
*	Vericel Corp.	36,244	1,385
*	Cerevel Therapeutics Holdings Inc.	39,300	1,376
*	Sage Therapeutics Inc.	41,348	1,369
*	CareDx Inc.	36,859	1,363
*	Ironwood Pharmaceuticals Inc. Class A	107,020	1,346
*	Avanos Medical Inc.	40,014	1,340
*	Adaptive Biotechnologies Corp.	95,724	1,329
*	REVOLUTION Medicines Inc.	52,041	1,328
*	Supernus Pharmaceuticals Inc.	40,997	1,325
*	SpringWorks Therapeutics Inc.	23,306	1,315
*	Xencor Inc.	48,973	1,307
*	Invitae Corp.	162,468	1,295
*	1Life Healthcare Inc.	114,893	1,273
*	NanoString Technologies Inc.	35,956	1,249
*	Celldex Therapeutics Inc.	36,000	1,226

		Shares	Market Value ($000)
*	Zentalis Pharmaceuticals Inc.	26,401	1,218
*	Travere Therapeutics Inc.	46,950	1,210
*	Multiplan Corp.	257,400	1,205
*	Arcus Biosciences Inc.	37,550	1,185
*	Addus HomeCare Corp.	12,566	1,172
*	Amphastar Pharmaceuticals Inc.	32,577	1,170
*	ModivCare Inc.	9,812	1,132
*	Heska Corp.	8,036	1,111
*	CorVel Corp.	6,585	1,109
*	Silk Road Medical Inc.	26,751	1,105
*	Community Health Systems Inc.	92,456	1,097
*	Madrigal Pharmaceuticals Inc.	11,130	1,092
*	ChemoCentryx Inc.	43,416	1,088
	Healthcare Services Group Inc.	58,412	1,085
*	GoodRx Holdings Inc. Class A	56,002	1,083
*	Tivity Health Inc.	33,514	1,078
*	Revance Therapeutics Inc.	55,192	1,076
*,1	Cassava Sciences Inc.	28,700	1,066
*	NeoGenomics Inc.	87,102	1,058
*	Brookdale Senior Living Inc.	146,031	1,030
*	Editas Medicine Inc.	54,137	1,030
*	Enanta Pharmaceuticals Inc.	14,469	1,030
*	Harmony Biosciences Holdings Inc.	21,170	1,030
*	Krystal Biotech Inc.	15,447	1,028
*	SomaLogic Inc.	125,314	1,005
*	Kymera Therapeutics Inc.	23,679	1,002
*	Privia Health Group Inc.	37,138	993
	US Physical Therapy Inc.	9,960	991
*	OPKO Health Inc.	283,861	976
*	REGENXBIO Inc.	28,991	962
*	Codexis Inc.	46,017	949
*	Axsome Therapeutics Inc.	22,706	940
*	TG Therapeutics Inc.	98,767	939
*	Fulgent Genetics Inc.	15,018	937
*	AdaptHealth Corp. Class A	57,535	922
*	Prometheus Biosciences Inc.	23,715	895
*	Health Catalyst Inc.	34,173	893
*	NextGen Healthcare Inc.	42,598	891
*	Meridian Bioscience Inc.	34,159	887
*	Avid Bioservices Inc.	43,517	886
*	Dynavax Technologies Corp.	79,261	859
*	Cutera Inc.	12,390	855
	Atrion Corp.	1,196	853
*	Phreesia Inc.	31,922	841
*	Bridgebio Pharma Inc.	82,622	839
*	Clover Health Investments Corp. Class A	230,600	819
*	Natus Medical Inc.	31,072	817
*	Kura Oncology Inc.	50,715	816
*	Nektar Therapeutics	151,005	814
*	RadNet Inc.	36,356	813
*	Protagonist Therapeutics Inc.	33,765	800
*	Innoviva Inc.	41,215	798
*	Cerus Corp.	145,208	797
*	Turning Point Therapeutics Inc.	29,516	793
*	ImmunoGen Inc.	166,161	791
*	Castle Biosciences Inc.	17,567	788
*	FibroGen Inc.	65,127	783
*	Coherus Biosciences Inc.	60,235	778

		Shares	Market Value ($000)
*	Aclaris Therapeutics Inc.	44,964	775
*	Vaxcyte Inc.	32,032	774
*	C4 Therapeutics Inc.	31,822	772
*	MannKind Corp.	202,620	746
*	Cardiovascular Systems Inc.	32,605	737
	National HealthCare Corp.	10,338	726
*	Quanterix Corp.	24,560	717
	LeMaitre Vascular Inc.	15,395	715
*	Crinetics Pharmaceuticals Inc.	32,549	714
*	Cytek Biosciences Inc.	66,218	714
*	Reata Pharmaceuticals Inc. Class A	21,633	709
*	Artivion Inc.	32,432	693
*	Cano Health Inc.	108,304	688
*	Anavex Life Sciences Corp.	55,577	684
*	AngioDynamics Inc.	31,392	676
*	BioLife Solutions Inc.	29,559	672
*,1	23andMe Holding Co.	174,500	668
*	Accolade Inc.	37,810	664
*	Alignment Healthcare Inc.	58,089	652
*	Morphic Holding Inc.	16,100	646
*,1	LifeStance Health Group Inc.	63,584	643
*,1	Senseonics Holdings Inc.	324,200	639
*	Syndax Pharmaceuticals Inc.	36,687	638
*	Varex Imaging Corp.	29,662	632
*	OrthoPediatrics Corp.	11,689	631
*	Inovio Pharmaceuticals Inc.	175,516	630
*	Keros Therapeutics Inc.	11,369	618
*	Hanger Inc.	33,589	616
	National Research Corp.	15,398	611
*	Agiliti Inc.	28,916	610
*	Atara Biotherapeutics Inc.	64,886	603
*	Antares Pharma Inc.	145,010	595
*	Rocket Pharmaceuticals Inc.	36,880	585
*	Inogen Inc.	17,882	580
*	Intersect ENT Inc.	20,664	579
*,1	Bionano Genomics Inc.	222,000	573
*,1	Sana Biotechnology Inc.	69,018	570
*	American Well Corp. Class A	134,427	566
*	Orthofix Medical Inc.	17,120	560
*	Surmodics Inc.	12,342	559
*	Relmada Therapeutics Inc.	20,489	553
*	Seer Inc. Class A	36,017	549
*	Ginkgo Bioworks Holdings Inc.	135,810	547
*	Alector Inc.	38,347	546
*,1	Butterfly Network Inc.	114,143	543
*	PetIQ Inc. Class A	21,893	534
*,1	Lyell Immunopharma Inc.	105,726	534
*	Verve Therapeutics Inc.	23,420	534
*	Avidity Biosciences Inc.	28,875	533
*	Pulmonx Corp.	21,458	532
*	ViewRay Inc.	134,216	526
*	iTeos Therapeutics Inc.	16,182	521
*	Arcturus Therapeutics Holdings Inc.	19,143	516
*,1	Sorrento Therapeutics Inc.	219,776	512
*	Catalyst Pharmaceuticals Inc.	61,500	510
*	Nuvation Bio Inc.	96,553	508
*	Erasca Inc.	59,061	508
*	TransMedics Group Inc.	18,731	505

		Shares	Market Value ($000)
*	Hims & Hers Health Inc.	94,600	504
*	Adicet Bio Inc.	25,167	503
*	Sangamo Therapeutics Inc.	86,053	500
*	Collegium Pharmaceutical Inc.	24,298	495
*,1	Ocugen Inc.	150,100	495
*	Allogene Therapeutics Inc.	54,133	493
*	HealthStream Inc.	24,591	490
*	Monte Rosa Therapeutics Inc.	34,328	481
*	SI-BONE Inc.	21,195	479
*	Fulcrum Therapeutics Inc.	20,212	478
*	Definitive Healthcare Corp. Class A	19,292	476
*	Vanda Pharmaceuticals Inc.	41,986	475
*	Albireo Pharma Inc.	15,900	474
*	Alphatec Holdings Inc.	41,167	473
*	PMV Pharmaceuticals Inc.	22,524	469
*	Eagle Pharmaceuticals Inc.	9,445	467
*	MaxCyte Inc.	66,640	466
*	Kezar Life Sciences Inc.	27,667	460
*	Heron Therapeutics Inc.	78,614	450
*	Theravance Biopharma Inc.	46,501	445
*,1	Vaxart Inc.	88,300	445
*	Instil Bio Inc.	41,166	443
*	Rhythm Pharmaceuticals Inc.	38,261	441
*	Inhibrx Inc.	19,765	440
*	Computer Programs & Systems Inc.	12,734	439
*	Aerie Pharmaceuticals Inc.	47,900	436
*	Chinook Therapeutics Inc.	26,644	436
*	Endo International plc	187,335	433
*	OptimizeRx Corp.	11,439	431
*	Arcutis Biotherapeutics Inc.	22,106	426
*	Caribou Biosciences Inc.	46,284	425
*	AnaptysBio Inc.	17,100	423
*	Nurix Therapeutics Inc.	29,820	418
*	Karyopharm Therapeutics Inc.	56,638	417
*	OraSure Technologies Inc.	61,474	417
*,1	Recursion Pharmaceuticals Inc. Class A	57,932	415
*	MacroGenics Inc.	46,700	411
*	Gossamer Bio Inc.	47,085	409
*	Point Biopharma Global Inc. Class A	51,222	408
*	Cara Therapeutics Inc.	33,414	406
*	Sema4 Holdings Corp.	132,235	406
*	Tango Therapeutics Inc.	53,400	405
*	Intercept Pharmaceuticals Inc.	24,800	404
*	CareMax Inc.	53,555	400
*	UFP Technologies Inc.	6,036	399
*	Agenus Inc.	161,917	398
*	Sierra Oncology Inc.	12,300	394
*	Pennant Group Inc.	21,097	393
*	Organogenesis Holdings Inc. Class A	51,218	390
*	Humacyte Inc.	55,079	389
*,1	Bright Health Group Inc.	199,923	386
*	ImmunityBio Inc.	68,635	385
*	Inotiv Inc.	14,694	385
*	NGM Biopharmaceuticals Inc.	24,958	381
*	Replimune Group Inc.	22,443	381
*	Radius Health Inc.	43,070	380
*	Quantum-Si Inc.	80,152	375
*	Zimvie Inc.	16,330	373

		Shares	Market Value ($000)
*	Geron Corp.	272,053	370
*	Viridian Therapeutics Inc.	19,741	365
*	Athira Pharma Inc.	26,677	360
*	Rigel Pharmaceuticals Inc.	119,340	357
*	IGM Biosciences Inc.	13,283	355
*	RAPT Therapeutics Inc.	16,085	354
*	Amneal Pharmaceuticals Inc.	81,700	341
*	Absci Corp.	40,420	341
*	KalVista Pharmaceuticals Inc.	23,051	340
*	Joint Corp.	9,539	338
*,1	Nuvalent Inc. Class A	24,266	337
*	Atea Pharmaceuticals Inc.	46,519	336
*	Nautilus Biotechnology Inc. Class A	77,200	335
*	Day One Biopharmaceuticals Inc.	33,661	334
*	Anika Therapeutics Inc.	13,242	333
*	Bioventus Inc. Class A	23,179	327
*	Tactile Systems Technology Inc.	16,140	325
*	Design Therapeutics Inc.	19,979	323
*	Bluebird Bio Inc.	65,600	318
*	Deciphera Pharmaceuticals Inc.	33,810	313
*	Scholar Rock Holding Corp.	24,294	313
*	Stoke Therapeutics Inc.	14,884	313
*	2seventy bio Inc.	18,244	311
*,1	Tricida Inc.	37,700	310
*	Y-mAbs Therapeutics Inc.	25,975	309
	Phibro Animal Health Corp. Class A	15,356	306
*	Aerovate Therapeutics Inc.	16,663	305
*	Provention Bio Inc.	41,033	300
*	Treace Medical Concepts Inc.	15,840	300
*	Omeros Corp.	49,283	296
*	Bioxcel Therapeutics Inc.	13,911	291
*	Ocular Therapeutix Inc.	58,771	291
*	Evolus Inc.	25,400	285
*	SeaSpine Holdings Corp.	23,457	285
*	Mirum Pharmaceuticals Inc.	12,837	283
*	4D Molecular Therapeutics Inc.	18,526	280
*	DermTech Inc.	19,000	279
	Utah Medical Products Inc.	3,090	278
*	Seres Therapeutics Inc.	37,775	269
*	Berkeley Lights Inc.	37,687	268
*	Homology Medicines Inc.	87,700	267
*,1	Adagio Therapeutics Inc.	58,006	265
*	EyePoint Pharmaceuticals Inc.	21,612	263
*	Chimerix Inc.	57,135	262
*	Marinus Pharmaceuticals Inc.	27,908	261
*	Vera Therapeutics Inc. Class A	11,052	260
*	MiMedx Group Inc.	55,000	259
*,1	Clovis Oncology Inc.	126,700	256
*	Zomedica Corp.	759,400	256
*	ANI Pharmaceuticals Inc.	8,894	250
*	Praxis Precision Medicines Inc.	24,467	250
*	Sutro Biopharma Inc.	30,272	249
*,1	CTI BioPharma Corp.	53,176	248
*,1	P3 Health Partners Inc.	31,700	248
*	Imago Biosciences Inc.	12,579	242
*	Talaris Therapeutics Inc.	24,089	237
*	ADMA Biologics Inc.	129,071	236
*	SmileDirectClub Inc. Class A	90,900	235

		Shares	Market Value ($000)
*	Dyne Therapeutics Inc.	24,345	235
*	Cullinan Oncology Inc.	22,492	235
*	Axogen Inc.	29,257	232
*	Ideaya Biosciences Inc.	20,767	232
*,1	Vicarious Surgical Inc.	44,962	228
*	Forma Therapeutics Holdings Inc.	24,215	225
*	908 Devices Inc.	11,858	225
*	Immunovant Inc.	40,700	224
*	Aadi Bioscience Inc.	13,200	224
*	Kronos Bio Inc.	30,839	223
*	Edgewise Therapeutics Inc.	22,791	221
*,1	Esperion Therapeutics Inc.	47,475	220
*	ALX Oncology Holdings Inc.	13,029	220
*	Avita Medical Inc.	25,856	219
*,1	GreenLight Biosciences Holdings PBC	22,700	219
*	Altimmune Inc.	35,370	215
*	Mersana Therapeutics Inc.	52,904	211
*	Kiniksa Pharmaceuticals Ltd. Class A	21,265	211
*	Signify Health Inc. Class A	11,548	210
*	Akero Therapeutics Inc.	14,617	207
*	Adverum Biotechnologies Inc.	156,400	205
*	SOC Telemed Inc. Class A	68,500	205
*	Vapotherm Inc.	14,711	204
*,1	Sight Sciences Inc.	17,683	204
*	Xeris Biopharma Holdings Inc.	79,815	204
*	Accuray Inc.	61,258	203
*	CinCor Pharma Inc.	11,414	200
*	Outlook Therapeutics Inc.	111,564	199
*	Lineage Cell Therapeutics Inc.	128,266	198
*	Cymabay Therapeutics Inc.	63,502	197
*	Rubius Therapeutics Inc.	35,800	197
*	Generation Bio Co.	26,818	197
*	Astria Therapeutics Inc.	29,158	196
*	SIGA Technologies Inc.	27,490	195
*	Aldeyra Therapeutics Inc.	43,700	194
*	Fluidigm Corp.	54,000	194
*	Phathom Pharmaceuticals Inc.	14,260	194
*	Kodiak Sciences Inc.	24,897	192
*	Pliant Therapeutics Inc.	27,456	192
*	Greenwich Lifesciences Inc.	9,800	192
*	Citius Pharmaceuticals Inc.	106,287	190
*	Akoya Biosciences Inc.	17,202	189
*	VistaGen Therapeutics Inc.	151,563	188
*,1	Checkpoint Therapeutics Inc.	105,825	187
*	Personalis Inc.	22,769	186
*	Viking Therapeutics Inc.	61,875	186
*	Arbutus Biopharma Corp.	62,345	186
*	Dare Bioscience Inc.	122,500	183
*	PROCEPT BioRobotics Corp.	5,018	176
*	Allakos Inc.	30,574	174
*	Verastem Inc.	123,360	174
*,1	Enochian Biosciences Inc.	21,000	173
*	InfuSystem Holdings Inc.	17,567	172
*	DICE Therapeutics Inc.	9,000	172
*	G1 Therapeutics Inc.	22,493	171
*	Jounce Therapeutics Inc.	24,864	169
*	Singular Genomics Systems Inc.	26,684	168
*	Spero Therapeutics Inc.	19,238	167

		Shares	Market Value ($000)
*	Eiger BioPharmaceuticals Inc.	19,995	166
*	Gritstone bio Inc.	39,937	165
*	Harvard Bioscience Inc.	25,649	159
*	Voyager Therapeutics Inc.	20,900	159
*	Curis Inc.	66,098	157
*,1	Ardelyx Inc.	146,000	156
*	Precigen Inc.	73,808	156
*	Omega Therapeutics Inc.	25,050	156
*	Enzo Biochem Inc.	53,422	155
*	Allovir Inc.	22,947	155
*	Foghorn Therapeutics Inc.	10,206	155
*	Immunic Inc.	13,600	154
*	Spectrum Pharmaceuticals Inc.	118,300	153
*	Rallybio Corp.	21,522	150
*	Capricor Therapeutics Inc.	43,100	148
*	Poseida Therapeutics Inc.	32,859	147
*	Icosavax Inc.	20,890	147
*	Cogent Biosciences Inc.	19,553	146
*	Liquidia Corp.	19,729	142
*	Optinose Inc.	57,600	142
*	Viracta Therapeutics Inc.	29,734	142
*	Tenaya Therapeutics Inc.	11,999	141
*,1	Zynex Inc.	22,504	140
*	Co-Diagnostics Inc.	22,573	140
*	Apyx Medical Corp.	21,359	139
*	Otonomy Inc.	57,340	138
*	Verrica Pharmaceuticals Inc.	16,816	136
*	Harpoon Therapeutics Inc.	27,100	135
*	Ovid therapeutics Inc.	43,087	135
*	Matinas BioPharma Holdings Inc.	164,758	133
*	Tyra Biosciences Inc.	12,400	133
*	ORIC Pharmaceuticals Inc.	24,507	131
*	Stereotaxis Inc.	34,516	129
*	ClearPoint Neuro Inc.	12,373	129
*	XOMA Corp.	4,561	128
*	Asensus Surgical Inc.	202,501	127
*	Applied Molecular Transport Inc.	16,784	126
*	CEL-SCI Corp.	31,842	125
*	Apollo Endosurgery Inc.	20,415	124
*	Cue Biopharma Inc.	25,288	123
*	CytomX Therapeutics Inc.	46,219	123
*	Atossa Therapeutics Inc.	98,096	123
*	Genprex Inc.	54,200	122
*	Janux Therapeutics Inc.	8,474	122
*	Amylyx Pharmaceuticals Inc.	9,532	122
*	Durect Corp.	180,792	121
*	Epizyme Inc.	105,476	121
*	Harrow Health Inc.	17,757	121
*	iRadimed Corp.	2,691	121
*	MyMD Pharmaceuticals Inc.	25,990	121
*	PDS Biotechnology Corp.	19,304	119
*	Semler Scientific Inc.	2,400	119
*	AVEO Pharmaceuticals Inc.	21,170	118
*	Passage Bio Inc.	38,001	118
*	ChromaDex Corp.	47,403	117
*	Cortexyme Inc.	18,900	117
*	Oyster Point Pharma Inc.	10,086	117
	Forian Inc.	16,600	116

		Shares	Market Value ($000)
*	Acumen Pharmaceuticals Inc.	29,773	116
*,1	Alaunos Therapeutics Inc.	176,915	115
*	CytoSorbents Corp.	35,641	114
*	Kinnate Biopharma Inc.	10,167	114
*	Alpha Teknova Inc.	8,236	114
*	Tabula Rasa HealthCare Inc.	19,595	113
*	Codiak Biosciences Inc.	18,019	113
*	Olema Pharmaceuticals Inc.	26,604	113
*	Orgenesis Inc.	32,261	112
*	BioAtla Inc.	22,308	112
*	Sientra Inc.	50,000	111
*	Selecta Biosciences Inc.	90,109	111
*	Frequency Therapeutics Inc.	52,100	110
*	Molecular Templates Inc.	31,960	110
*	Palatin Technologies Inc.	238,694	110
*	Ikena Oncology Inc.	18,053	110
*	CorMedix Inc.	19,865	109
*	Paratek Pharmaceuticals Inc.	36,785	109
*	FONAR Corp.	5,825	108
*	Lexicon Pharmaceuticals Inc.	51,632	108
*	Finch Therapeutics Group Inc.	21,220	107
*	aTyr Pharma Inc.	19,720	106
*	Shattuck Labs Inc.	24,751	105
*	Beyond Air Inc.	15,642	104
*	Viemed Healthcare Inc.	20,899	104
*	Synlogic Inc.	42,408	102
*	9 Meters Biopharma Inc.	169,534	102
*	SQZ Biotechnologies Co.	21,128	102
*	IntriCon Corp.	4,234	101
	XBiotech Inc.	11,679	101
*,1	SELLAS Life Sciences Group Inc.	14,905	100
*	TherapeuticsMD Inc.	263,400	100
*	Actinium Pharmaceuticals Inc.	19,281	99
*	Precision BioSciences Inc.	31,777	98
*	ContraFect Corp.	26,913	98
*,1	KemPharm Inc.	19,400	98
*	Aveanna Healthcare Holdings Inc.	28,788	98
*,1	Leap Therapeutics Inc.	55,143	97
*	Century Therapeutics Inc.	7,713	97
*	Savara Inc.	73,243	96
*	TFF Pharmaceuticals Inc.	15,224	96
*	Oncocyte Corp.	63,657	95
*,1	Qualigen Therapeutics Inc.	142,700	94
*	Clene Inc.	23,900	94
*	CVRx Inc.	15,660	94
*	Electromed Inc.	7,476	93
*,1	Athersys Inc.	152,037	92
*	Infinity Pharmaceuticals Inc.	80,200	91
*	Tarsus Pharmaceuticals Inc.	5,270	89
*	Heat Biologics Inc.	28,727	88
*	Akebia Therapeutics Inc.	119,228	86
*	La Jolla Pharmaceutical Co.	20,200	86
*	Humanigen Inc.	28,100	85
*	Aptinyx Inc. Class A	35,501	81
*	Conformis Inc.	129,153	81
*	iCAD Inc.	18,133	81
*	Puma Biotechnology Inc.	28,100	81
*	Sensus Healthcare Inc.	8,033	81

		Shares	Market Value ($000)
*	Nkarta Inc.	6,914	79
*	Aeglea BioTherapeutics Inc.	33,281	77
*	Clearside Biomedical Inc.	33,500	77
*,1	Sesen Bio Inc.	128,046	77
*,1	Zynerba Pharmaceuticals Inc.	37,481	77
*	Hepion Pharmaceuticals Inc.	59,700	77
*	Lucira Health Inc.	21,208	76
*	BrainStorm Cell Therapeutics Inc.	22,317	75
*	Evelo Biosciences Inc.	22,014	75
*,1	iBio Inc.	174,700	75
*,1	PAVmed Inc.	56,600	75
*	Retractable Technologies Inc.	15,700	75
*	scPharmaceuticals Inc.	13,000	74
*	NexImmune Inc.	17,304	73
*	Ampio Pharmaceuticals Inc.	152,721	72
*	Celcuity Inc.	7,727	72
*	PhaseBio Pharmaceuticals Inc.	54,300	72
*	Surface Oncology Inc.	24,474	72
*	Taysha Gene Therapies Inc.	10,918	71
*	Rapid Micro Biosystems Inc. Class A	10,406	71
*	Exagen Inc.	8,667	70
*	Magenta Therapeutics Inc.	24,259	70
*,1	T2 Biosystems Inc.	134,241	70
*	Repro-Med Systems Inc.	24,374	70
*	MediciNova Inc.	25,702	69
*	Summit Therapeutics Inc.	28,141	69
*	Trevena Inc.	123,816	68
*	Sio Gene Therapies Inc.	101,900	68
*	PLx Pharma Inc.	16,010	65
*	Immunome Inc.	11,471	65
*	GlycoMimetics Inc.	54,900	63
*,1	Adamis Pharmaceuticals Corp.	109,800	63
*	Athenex Inc.	74,162	62
*	Cardiff Oncology Inc.	24,797	62
*	DiaMedica Therapeutics Inc.	24,554	61
*	Eton Pharmaceuticals Inc.	13,900	61
*	Seelos Therapeutics Inc.	73,332	61
*	89bio Inc.	15,864	60
*	Neuronetics Inc.	19,481	59
*	Akouos Inc.	12,445	59
*,1	SCYNEXIS Inc.	15,090	59
*	Novan Inc.	14,992	59
*	Merrimack Pharmaceuticals Inc.	9,104	58
*	Societal CDMO Inc.	31,949	58
*,1	Progenity Inc.	49,399	57
*	Graphite Bio Inc.	11,215	57
*	MEI Pharma Inc.	93,726	56
*	Tela Bio Inc.	4,801	56
*,1	Tonix Pharmaceuticals Holding Corp.	244,100	56
*	Annovis Bio Inc.	4,100	55
*	Dyadic International Inc.	17,910	54
*	OpGen Inc.	72,000	54
*	LENSAR Inc.	7,146	53
*	Angion Biomedica Corp.	25,035	53
*	Elevation Oncology Inc.	21,141	53
*	Aspira Women's Health Inc.	49,767	52
*	Prelude Therapeutics Inc.	7,538	52
*,1	Vor BioPharma Inc.	8,142	49

		Shares	Market Value ($000)
*	Syros Pharmaceuticals Inc.	40,282	48
*	Decibel Therapeutics Inc.	15,840	48
*	GT Biopharma Inc.	16,775	48
*	Axcella Health Inc.	18,254	47
*	Lipocine Inc.	34,514	47
*	NeuBase Therapeutics Inc.	25,226	47
*	Aligos Therapeutics Inc.	21,969	47
*	Celsion Corp.	9,191	47
*	Alpine Immune Sciences Inc.	5,130	46
*	Fortress Biotech Inc.	34,017	46
*	Oncternal Therapeutics Inc.	32,400	45
*	Sensei Biotherapeutics Inc.	19,290	45
*,1	NRX Pharmaceuticals Inc.	18,200	45
*	Cidara Therapeutics Inc.	52,829	44
*	Galectin Therapeutics Inc.	26,902	43
*,1,2	Tobira Therapeutics Inc. CVR Exp. 12/31/28	9,469	43
*	IRIDEX Corp.	8,974	42
*,1	Inmune Bio Inc.	5,000	42
*	Hookipa Pharma Inc.	18,030	41
*	Invacare Corp.	29,423	41
*	Venus Concept Inc.	28,327	41
*	Terns Pharmaceuticals Inc.	13,813	41
*,1	Accelerate Diagnostics Inc.	27,042	39
*	Annexon Inc.	14,204	39
*,1	Impel Neuropharma Inc.	6,194	39
*	Cabaletta Bio Inc.	18,792	38
*	Aura Biosciences Inc.	1,713	38
*	Avalo Therapeutics Inc.	51,342	37
*	Pulse Biosciences Inc.	7,474	36
*	Tracon Pharmaceuticals Inc.	13,800	36
*	Anixa Biosciences Inc.	12,599	35
*	Mustang Bio Inc.	34,227	35
*	Applied Genetic Technologies Corp.	31,353	34
*	Corvus Pharmaceuticals Inc.	20,935	34
*	Five Star Senior Living Inc.	15,685	34
*	Bolt Biotherapeutics Inc.	12,305	34
*	Abeona Therapeutics Inc.	102,300	32
*	Champions Oncology Inc.	3,815	31
*	Neoleukin Therapeutics Inc.	15,800	30
*	RxSight Inc.	2,417	30
*	Zosano Pharma Corp.	131,067	29
*	Rezolute Inc.	8,500	29
*	ElectroCore Inc.	47,524	28
*,1	BioSig Technologies Inc.	23,402	27
*	Eloxx Pharmaceuticals Inc.	48,700	27
*	Eyenovia Inc.	8,993	27
*	Lantern Pharma Inc.	3,734	27
*	AcelRx Pharmaceuticals Inc.	92,758	26
*	Cumberland Pharmaceuticals Inc.	9,187	26
*	Cyclerion Therapeutics Inc.	23,450	26
*	Applied Therapeutics Inc.	12,523	26
*	Jaguar Health Inc.	37,232	26
*	Aquestive Therapeutics Inc.	9,542	25
*	Equillium Inc.	7,975	25
*	Kaleido Biosciences Inc.	15,140	25
*	Delcath Systems Inc.	3,900	25
*	Lannett Co. Inc.	30,199	24
*	Marker Therapeutics Inc.	54,947	24

		Shares	Market Value ($000)
*	Cellectar Biosciences Inc.	35,100	24
*	X4 Pharmaceuticals Inc.	13,208	23
*	Acutus Medical Inc.	15,949	22
*	Convey Health Solutions Holdings Inc.	3,410	22
*	IMARA Inc.	11,325	21
*	Larimar Therapeutics Inc.	5,300	21
*	Agile Therapeutics Inc.	94,172	20
*,1	IsoRay Inc.	55,618	20
*	Genocea Biosciences Inc.	14,841	19
*	Psychemedics Corp.	2,717	19
*	Cyclacel Pharmaceuticals Inc.	6,337	19
*	Eliem Therapeutics Inc.	2,237	19
*	Inhibikase Therapeutics Inc.	11,895	18
*	AN2 Therapeutics Inc.	1,222	18
*	Sonnet BioTherapeutics Holdings Inc.	45,300	17
*,1	Windtree Therapeutics Inc.	14,800	17
*	Arcellx Inc.	1,224	17
*	Catalyst Biosciences Inc.	23,975	16
*	Reviva Pharmaceuticals Holdings Inc.	6,340	16
*	Rani Therapeutics Holdings Inc. Class A	1,173	16
*	NantHealth Inc.	20,200	15
*	BioVie Inc. Class A	3,174	15
*	Virpax Pharmaceuticals Inc.	6,900	15
*	Vivos Therapeutics Inc.	5,061	14
*	Paragon 28 Inc.	852	14
*	Bellerophon Therapeutics Inc.	5,364	13
*	Vincerx Pharma Inc.	3,312	13
*	Cyclo Therapeutics Inc.	3,977	13
*	Talkspace Inc.	7,738	13
*	Vigil Neuroscience Inc.	1,832	13
*	Alimera Sciences Inc.	2,158	12
*	Exicure Inc.	57,794	12
*	Strata Skin Sciences Inc.	8,329	12
*	Aptevo Therapeutics Inc.	1,975	12
*	Salarius Pharmaceuticals Inc.	31,300	12
*	Immuneering Corp. Class A	1,865	12
*	Lumos Pharma Inc.	1,193	11
*	Ontrak Inc.	4,876	11
*	Panbela Therapeutics Inc.	5,105	11
*	Thorne HealthTech Inc.	1,688	11
*	Cocrystal Pharma Inc.	17,553	10
*,1	Jasper Therapeutics Inc.	2,834	10
*	Theseus Pharmaceuticals Inc.	848	10
*	Xilio Therapeutics Inc.	1,346	10
*	Tyme Technologies Inc.	26,570	9
*	Forte Biosciences Inc.	6,200	9
*	Candel Therapeutics Inc.	1,695	9
*,1	LogicBio Therapeutics Inc.	11,514	8
*	F-star Therapeutics Inc.	2,284	8
*	NeuroPace Inc.	1,026	8
*,1	Cue Health Inc.	1,207	8
*,2	Strongbridge Biopharma plc CVR	45,300	8
*	cbdMD Inc.	7,102	7
*	Inozyme Pharma Inc.	1,634	7
*	Rain Therapeutics Inc.	1,285	7
*	IsoPlexis Corp.	2,025	7
*	ImmuCell Corp.	596	6
*,2	OncoMed Pharmaceuticals Inc. CVR	23,234	6

		Shares	Market Value ($000)
*	Soligenix Inc.	8,654	6
*	Nephros Inc.	1,398	6
*	IN8bio Inc.	1,854	6
*	Sera Prognostics Inc. Class A	1,687	6
*	TScan Therapeutics Inc.	2,125	6
*,1	Lucid Diagnostics Inc.	1,684	6
*	Minerva Surgical Inc.	1,366	6
*	Ventyx Biosciences Inc.	428	6
*	Solid Biosciences Inc.	4,046	5
*	PolarityTE Inc.	20,900	5
*	Talis Biomedical Corp.	3,442	5
*	Longboard Pharmaceuticals Inc.	962	5
*,1	Codex DNA Inc.	859	5
*	Cyteir Therapeutics Inc.	1,198	5
*	Entrada Therapeutics Inc.	507	5
*	Sonendo Inc.	1,265	5
*	Biolase Inc.	11,167	4
*	Opiant Pharmaceuticals Inc.	206	4
*	Soleno Therapeutics Inc.	16,045	4
*,2	Aduro Biotech Inc. CVR	6,844	4
*	Cognition Therapeutics Inc.	1,430	4
*	Vaxxinity Inc. Class A	1,015	4
*,2	Adamas Pharmaceuticals Inc. CVR	59,600	4
*	Avenue Therapeutics Inc.	6,688	3
*	Galera Therapeutics Inc.	1,409	3
*,1,2	Oncternal Therapeutics Inc. CVR	2,749	3
*	Checkmate Pharmaceuticals Inc.	931	3
*	Oncorus Inc.	1,785	3
*	Sigilon Therapeutics Inc.	1,915	3
*	Spruce Biosciences Inc.	1,424	3
*	Reneo Pharmaceuticals Inc.	1,021	3
*	Biomea Fusion Inc.	692	3
*	Tempest Therapeutics Inc.	814	3
*	AgeX Therapeutics Inc.	2,858	2
*	Brickell Biotech Inc.	8,068	2
*	Caladrius Biosciences Inc.	3,127	2
*	Black Diamond Therapeutics Inc.	900	2
*	Graybug Vision Inc.	1,888	2
*	Biodesix Inc.	957	2
*	Helius Medical Technologies Inc. Class A	724	2
*	Landos Biopharma Inc.	1,108	2
*	Werewolf Therapeutics Inc.	345	2
*	Pyxis Oncology Inc.	511	2
*	Allena Pharmaceuticals Inc.	2,783	1
*	Cohbar Inc.	2,678	1
*,2	Ocera Therapeutics Inc. CVR	3,700	1
*	Geron Corp. Warrants Exp. 12/31/25	39,917	1
*	Lyra Therapeutics Inc.	360	1
*	Metacrine Inc.	1,478	1
*,2	Miragen Therapeutics Inc. CVR	36,076	1
*	CareCloud Inc.	237	1
*	Aileron Therapeutics Inc.	250	—
*,2	Ambit Biosciences Corp. CVR	1,900	—
*	Avrobio Inc.	165	—
*	Evoke Pharma Inc.	920	—
*	OncoSec Medical Inc.	163	—
*,2	PDL BioPharma Inc.	78,003	—
*,2	Biosante Pharmaceutical Inc. CVR	14,250	—

		Shares	Market Value ($000)
*	Ekso Bionics Holdings Inc.	67	—
*,2	Lantheus Holdings Inc. CVR	82,198	—
*,2	F-star Therapeutics Inc. CVR	5,459	—
*	VYNE Therapeutics Inc.	724	—
*	First Wave BioPharma Inc.	68	—
*	Baudax Bio Inc.	173	—
			4,457,835
Industrials (7.7%)
	Visa Inc. Class A	1,268,660	281,351
	Mastercard Inc. Class A	667,719	238,629
	Accenture plc Class A	503,573	169,820
	Union Pacific Corp.	487,132	133,089
	United Parcel Service Inc. Class B	560,562	120,218
	Raytheon Technologies Corp.	1,142,039	113,142
*	PayPal Holdings Inc.	890,897	103,032
	Honeywell International Inc.	524,177	101,994
	Lockheed Martin Corp.	207,400	91,546
	Caterpillar Inc.	409,910	91,336
	Deere & Co.	211,269	87,774
*	Boeing Co.	445,511	85,315
	American Express Co.	435,521	81,442
	General Electric Co.	841,929	77,037
	Automatic Data Processing Inc.	321,167	73,078
	3M Co.	435,875	64,893
	CSX Corp.	1,677,656	62,828
*	Block Inc. Class A	392,015	53,157
	Norfolk Southern Corp.	183,425	52,316
	Northrop Grumman Corp.	107,600	48,121
	Fidelity National Information Services Inc.	467,017	46,898
	Eaton Corp. plc	304,687	46,239
*	Fiserv Inc.	449,646	45,594
	Illinois Tool Works Inc.	215,247	45,073
	Sherwin-Williams Co.	179,326	44,763
	Emerson Electric Co.	453,974	44,512
	General Dynamics Corp.	180,430	43,516
	FedEx Corp.	182,290	42,180
	Capital One Financial Corp.	316,400	41,540
	L3Harris Technologies Inc.	150,553	37,408
	Johnson Controls International plc	535,659	35,123
	Paychex Inc.	247,360	33,757
	Carrier Global Corp.	653,477	29,975
	Global Payments Inc.	216,113	29,573
	Cintas Corp.	67,553	28,736
	Parker-Hannifin Corp.	98,210	27,868
	Trane Technologies plc	177,914	27,167
	Verisk Analytics Inc.	123,147	26,431
*	TransDigm Group Inc.	40,345	26,286
	DuPont de Nemours Inc.	353,420	26,005
	Otis Worldwide Corp.	324,959	25,006
	Rockwell Automation Inc.	88,881	24,889
*	Mettler-Toledo International Inc.	17,488	24,014
	Old Dominion Freight Line Inc.	79,197	23,655
	PPG Industries Inc.	180,452	23,652
	AMETEK Inc.	177,048	23,579
	Cummins Inc.	108,671	22,290
	Ball Corp.	246,293	22,166
	Equifax Inc.	93,388	22,142
*	Keysight Technologies Inc.	138,440	21,869

		Shares	Market Value ($000)
	PACCAR Inc.	239,576	21,099
*	United Rentals Inc.	55,300	19,643
	Martin Marietta Materials Inc.	48,145	18,531
	Vulcan Materials Co.	98,110	18,023
	Stanley Black & Decker Inc.	124,775	17,442
	Dover Corp.	110,025	17,263
	WW Grainger Inc.	33,130	17,088
*	Bill.com Holdings Inc.	75,255	17,067
*	Teledyne Technologies Inc.	35,782	16,912
*	Zebra Technologies Corp. Class A	40,539	16,771
	Fortive Corp.	252,282	15,372
	TransUnion	146,811	15,171
*	Ingersoll Rand Inc.	300,814	15,146
*	FleetCor Technologies Inc.	59,141	14,730
*	Generac Holdings Inc.	48,869	14,527
*	Waters Corp.	46,378	14,395
	Quanta Services Inc.	108,667	14,302
*	Trimble Inc.	192,415	13,881
	Synchrony Financial	395,976	13,784
	Jacobs Engineering Group Inc.	98,952	13,637
	Expeditors International of Washington Inc.	129,843	13,395
	Westinghouse Air Brake Technologies Corp.	134,982	12,981
	JB Hunt Transport Services Inc.	64,290	12,909
	Textron Inc.	166,482	12,383
	Crown Holdings Inc.	98,159	12,279
	Xylem Inc.	137,688	11,739
	Packaging Corp. of America	71,716	11,196
	IDEX Corp.	57,990	11,118
	Jack Henry & Associates Inc.	55,910	11,017
	CH Robinson Worldwide Inc.	98,783	10,640
	Howmet Aerospace Inc.	289,760	10,414
	Carlisle Cos. Inc.	39,958	9,826
	Cognex Corp.	126,720	9,776
	Westrock Co.	201,590	9,481
*	Fair Isaac Corp.	20,230	9,436
*	Builders FirstSource Inc.	145,499	9,391
	Masco Corp.	182,500	9,308
	Robert Half International Inc.	80,493	9,191
	Nordson Corp.	40,312	9,154
	Graco Inc.	130,029	9,066
	HEICO Corp. Class A	71,273	9,040
	Booz Allen Hamilton Holding Corp.	101,905	8,951
	Snap-on Inc.	41,165	8,459
*	AECOM	109,610	8,419
	RPM International Inc.	100,054	8,148
	Fortune Brands Home & Security Inc.	104,827	7,787
	Regal Rexnord Corp.	52,220	7,769
	Sealed Air Corp.	115,428	7,729
	Watsco Inc.	25,211	7,680
	Hubbell Inc. Class B	41,412	7,610
	Allegion plc	67,477	7,408
*	Axon Enterprise Inc.	50,656	6,977
	Owens Corning	75,906	6,945
	Tetra Tech Inc.	42,025	6,932
*	Middleby Corp.	42,175	6,914
	Toro Co.	80,200	6,856
	Pentair plc	125,529	6,805
	AGCO Corp.	45,940	6,709

		Shares	Market Value ($000)
*	Affirm Holdings Inc. Class A	144,213	6,674
*	WillScot Mobile Mini Holdings Corp.	167,758	6,564
	Lennox International Inc.	25,337	6,533
	MKS Instruments Inc.	42,738	6,411
	A O Smith Corp.	100,281	6,407
	Lincoln Electric Holdings Inc.	45,373	6,253
*	Sensata Technologies Holding plc	121,573	6,182
*	Paylocity Holding Corp.	30,018	6,177
*	WEX Inc.	34,537	6,163
	Genpact Ltd.	141,180	6,143
	Huntington Ingalls Industries Inc.	30,281	6,039
*	Berry Global Group Inc.	102,781	5,957
	AptarGroup Inc.	50,161	5,894
	Knight-Swift Transportation Holdings Inc. Class A	116,552	5,881
*	Trex Co. Inc.	89,084	5,820
	Woodward Inc.	46,254	5,778
*	GXO Logistics Inc.	80,771	5,762
	Western Union Co.	303,445	5,687
*	XPO Logistics Inc.	76,971	5,603
	Advanced Drainage Systems Inc.	44,385	5,273
	Acuity Brands Inc.	27,109	5,132
	Oshkosh Corp.	50,789	5,112
*	WESCO International Inc.	39,133	5,093
*	Mohawk Industries Inc.	40,440	5,023
*	Saia Inc.	20,467	4,990
	Donaldson Co. Inc.	94,916	4,929
*	Coherent Inc.	18,013	4,924
	ITT Inc.	64,984	4,887
*	Chart Industries Inc.	28,437	4,885
*	Euronet Worldwide Inc.	37,381	4,865
	Littelfuse Inc.	19,448	4,851
	Brunswick Corp.	59,145	4,784
	Sonoco Products Co.	75,893	4,748
*	TopBuild Corp.	25,765	4,674
	nVent Electric plc	133,260	4,635
	EMCOR Group Inc.	40,593	4,572
	Curtiss-Wright Corp.	30,007	4,506
*	ASGN Inc.	38,281	4,468
	Exponent Inc.	40,673	4,395
	Landstar System Inc.	29,114	4,391
	Graphic Packaging Holding Co.	216,174	4,332
	Crane Co.	39,614	4,289
*	FTI Consulting Inc.	26,791	4,212
	MDU Resources Group Inc.	153,876	4,101
*	Axalta Coating Systems Ltd.	166,750	4,099
	Louisiana-Pacific Corp.	65,275	4,055
*	Colfax Corp.	100,151	3,985
	Eagle Materials Inc.	30,921	3,969
	Spirit AeroSystems Holdings Inc. Class A	80,993	3,960
	ManpowerGroup Inc.	41,715	3,918
*	MasTec Inc.	44,542	3,880
	Matson Inc.	31,959	3,855
	BWX Technologies Inc.	70,586	3,802
	Valmont Industries Inc.	15,869	3,786
	MSA Safety Inc.	28,275	3,752
*	AMN Healthcare Services Inc.	35,718	3,726
	Air Lease Corp. Class A	82,732	3,694
	Simpson Manufacturing Co. Inc.	33,491	3,652

		Shares	Market Value ($000)
*	ExlService Holdings Inc.	25,124	3,600
	Maximus Inc.	47,978	3,596
	Triton International Ltd.	50,656	3,555
	Flowserve Corp.	97,252	3,491
*	Kirby Corp.	47,914	3,459
*	Atkore Inc.	34,792	3,425
	GATX Corp.	27,545	3,397
	Zurn Water Solutions Corp.	91,183	3,228
*	Herc Holdings Inc.	19,204	3,209
	Armstrong World Industries Inc.	35,050	3,155
*	Fluor Corp.	109,342	3,137
	Ryder System Inc.	39,479	3,132
	Vontier Corp.	123,124	3,126
	Applied Industrial Technologies Inc.	29,988	3,079
	Watts Water Technologies Inc. Class A	21,803	3,043
	John Bean Technologies Corp.	25,319	3,000
	Silgan Holdings Inc.	64,739	2,993
	MSC Industrial Direct Co. Inc. Class A	34,707	2,957
*	API Group Corp.	139,128	2,926
	Insperity Inc.	29,132	2,925
	HEICO Corp.	18,859	2,896
	Allison Transmission Holdings Inc.	73,726	2,894
*	Summit Materials Inc. Class A	92,508	2,873
*	TriNet Group Inc.	28,903	2,843
*	Resideo Technologies Inc.	116,412	2,774
*	Mercury Systems Inc.	42,871	2,763
*	ACI Worldwide Inc.	87,710	2,762
	Korn Ferry	41,988	2,727
*	Allegheny Technologies Inc.	101,487	2,724
	HB Fuller Co.	40,865	2,700
	Brink's Co.	39,245	2,669
	Franklin Electric Co. Inc.	32,145	2,669
	SPX FLOW Inc.	30,418	2,623
*	Beacon Roofing Supply Inc.	43,447	2,576
*	Bloom Energy Corp. Class A	102,629	2,478
	ABM Industries Inc.	53,734	2,474
	Comfort Systems USA Inc.	27,730	2,468
	EVERTEC Inc.	59,287	2,427
	EnerSys	32,008	2,387
*	Shift4 Payments Inc. Class A	38,337	2,374
	Badger Meter Inc.	23,530	2,346
	Hillenbrand Inc.	52,249	2,308
	Aerojet Rocketdyne Holdings Inc.	57,927	2,279
	Trinity Industries Inc.	66,308	2,278
	UniFirst Corp.	12,218	2,252
	Otter Tail Corp.	35,769	2,236
	Maxar Technologies Inc.	55,378	2,185
*	AZEK Co. Inc. Class A	86,671	2,153
	Albany International Corp. Class A	25,497	2,150
	Forward Air Corp.	21,914	2,143
*	Dycom Industries Inc.	22,304	2,125
*	Welbilt Inc.	89,184	2,118
	Moog Inc. Class A	23,750	2,085
	Belden Inc.	36,682	2,032
*	Alight Inc. Class A	201,344	2,003
	Bread Financial Holdings Inc.	35,385	1,987
*	Kratos Defense & Security Solutions Inc.	96,224	1,971
*	Hub Group Inc. Class A	25,517	1,970

		Shares	Market Value ($000)
	Altra Industrial Motion Corp.	50,393	1,962
	Werner Enterprises Inc.	47,783	1,959
*	Atlas Air Worldwide Holdings Inc.	22,608	1,953
	AAON Inc.	35,020	1,952
	Helios Technologies Inc.	24,221	1,944
*	Meritor Inc.	54,124	1,925
	Kennametal Inc.	67,081	1,919
*	Itron Inc.	36,164	1,905
*	Verra Mobility Corp. Class A	115,015	1,872
	Terex Corp.	51,642	1,842
	Kadant Inc.	9,398	1,825
	ManTech International Corp. Class A	21,151	1,823
*	CBIZ Inc.	43,020	1,806
*	SPX Corp.	35,607	1,759
*	Masonite International Corp.	19,508	1,735
*	AeroVironment Inc.	18,273	1,720
	Encore Wire Corp.	15,065	1,718
*	Rocket Lab USA Inc.	211,177	1,700
	McGrath RentCorp	19,879	1,689
	Brady Corp. Class A	36,359	1,682
*	O-I Glass Inc.	127,502	1,680
	Greif Inc. Class A	25,426	1,654
*,1	Nikola Corp.	154,000	1,649
	Mueller Water Products Inc. Class A	124,409	1,607
	Federal Signal Corp.	46,796	1,579
	Barnes Group Inc.	38,984	1,567
*	Air Transport Services Group Inc.	46,816	1,566
	Installed Building Products Inc.	18,205	1,538
*	GMS Inc.	30,824	1,534
	EnPro Industries Inc.	15,205	1,486
*	Flywire Corp.	48,541	1,484
*	Veritiv Corp.	11,100	1,483
	ArcBest Corp.	18,411	1,482
*	JELD-WEN Holding Inc.	72,979	1,480
*	Marqeta Inc. Class A	131,393	1,451
	ICF International Inc.	15,290	1,439
	CSW Industrials Inc.	12,202	1,435
*,1	Virgin Galactic Holdings Inc.	144,422	1,427
	Lindsay Corp.	8,794	1,381
	Alamo Group Inc.	9,579	1,377
*	NV5 Global Inc.	10,289	1,372
	ESCO Technologies Inc.	19,033	1,331
	TTEC Holdings Inc.	15,547	1,283
*	Triumph Group Inc.	49,800	1,259
*	MYR Group Inc.	13,343	1,255
*	AAR Corp.	25,566	1,238
	Granite Construction Inc.	37,297	1,223
*	OSI Systems Inc.	14,171	1,206
	Tennant Co.	15,277	1,204
	Greenbrier Cos. Inc.	23,192	1,195
*	Vicor Corp.	16,932	1,195
*	TuSimple Holdings Inc. Class A	97,786	1,193
*	TriMas Corp.	36,833	1,182
*	CryoPort Inc.	33,788	1,180
*	Proterra Inc.	156,279	1,175
*	Green Dot Corp. Class A	42,199	1,160
*	Proto Labs Inc.	21,863	1,157
	Enerpac Tool Group Corp. Class A	50,940	1,115

		Shares	Market Value ($000)
*,1	Joby Aviation Inc.	167,425	1,108
*	Cornerstone Building Brands Inc.	45,453	1,105
	H&E Equipment Services Inc.	25,264	1,099
*	Gibraltar Industries Inc.	25,334	1,088
*	Payoneer Global Inc.	243,701	1,087
*	CoreCivic Inc.	97,038	1,084
	Mesa Laboratories Inc.	4,118	1,050
	Patrick Industries Inc.	17,336	1,045
	Shyft Group Inc.	28,838	1,041
	Kforce Inc.	14,009	1,036
*	Montrose Environmental Group Inc.	19,220	1,017
	Kaman Corp.	23,276	1,012
	Schneider National Inc. Class B	39,552	1,009
*,1	Legalzoom.com Inc.	70,670	999
*	Hayward Holdings Inc.	59,693	992
	Primoris Services Corp.	41,117	979
	Deluxe Corp.	32,129	972
	ADT Inc.	127,467	967
*	Core & Main Inc. Class A	39,101	946
	AZZ Inc.	19,359	934
*	ZipRecruiter Inc. Class A	40,276	926
	Standex International Corp.	9,089	908
*	PGT Innovations Inc.	49,708	894
	Columbus McKinnon Corp.	21,022	891
*	Evo Payments Inc. Class A	38,485	889
*	Gates Industrial Corp. plc	57,755	870
	Apogee Enterprises Inc.	18,339	870
*	Repay Holdings Corp. Class A	57,838	854
	Griffon Corp.	42,387	849
*	Energy Recovery Inc.	41,500	836
*	Ferro Corp.	38,106	828
*	TaskUS Inc. Class A	21,330	820
*	Huron Consulting Group Inc.	17,876	819
*	Hillman Solutions Corp.	68,113	809
*	Donnelley Financial Solutions Inc.	23,600	785
*	Cimpress plc	12,144	772
*	Aspen Aerogels Inc.	22,066	761
*	Desktop Metal Inc. Class A	159,504	756
	Marten Transport Ltd.	42,381	753
*	FARO Technologies Inc.	14,129	734
*	TrueBlue Inc.	25,332	732
	Astec Industries Inc.	16,978	730
*	First Advantage Corp.	35,553	718
*	Construction Partners Inc. Class A	27,142	711
*	Ranpak Holdings Corp. Class A	34,100	697
*	American Woodmark Corp.	14,041	687
	Pitney Bowes Inc.	128,500	668
	Gorman-Rupp Co.	18,581	667
*	Cross Country Healthcare Inc.	30,721	666
	Quanex Building Products Corp.	31,234	656
	Myers Industries Inc.	29,048	627
*	Great Lakes Dredge & Dock Corp.	43,592	612
	Heidrick & Struggles International Inc.	15,472	612
*	Sterling Construction Co. Inc.	22,643	607
	Insteel Industries Inc.	16,294	603
*	BTRS Holdings Inc.	80,374	601
	Heartland Express Inc.	41,821	588
*	Titan International Inc.	37,200	548

		Shares	Market Value ($000)
	CRA International Inc.	6,430	542
*,1	Workhorse Group Inc.	108,333	542
	International Seaways Inc.	29,965	541
*	Eagle Bulk Shipping Inc.	7,784	530
*	Forrester Research Inc.	9,338	527
	Kelly Services Inc. Class A	24,290	527
	Chase Corp.	5,851	509
	Wabash National Corp.	33,665	500
*	SP Plus Corp.	15,915	499
*	International Money Express Inc.	23,900	493
*	Custom Truck One Source Inc.	57,575	483
*	Titan Machinery Inc.	17,060	482
	Resources Connection Inc.	27,891	478
*,1	AEye Inc.	86,700	474
	Barrett Business Services Inc.	6,077	471
*	Manitowoc Co. Inc.	31,178	470
*	Ducommun Inc.	8,885	465
*	Napco Security Technologies Inc.	22,194	455
*	CIRCOR International Inc.	16,867	449
*	Advantage Solutions Inc.	68,200	435
*	PureCycle Technologies Inc.	54,029	432
*	Babcock & Wilcox Enterprises Inc.	52,446	428
*	DXP Enterprises Inc.	15,764	427
	Ennis Inc.	22,944	424
*	BrightView Holdings Inc.	30,953	421
*,1	Hyzon Motors Inc.	64,100	410
*	BlueLinx Holdings Inc.	5,692	409
*,1	Blade Air Mobility Inc.	48,000	408
*	Mirion Technologies Inc.	49,800	402
*	Conduent Inc.	77,700	401
	Douglas Dynamics Inc.	11,440	396
	Argan Inc.	9,742	395
	Kronos Worldwide Inc.	25,377	394
*	Transcat Inc.	4,840	393
	National Presto Industries Inc.	5,050	389
*	CS Disco Inc.	11,329	385
*,1	Danimer Scientific Inc.	65,200	382
*	Franklin Covey Co.	8,348	377
*,1	Hyliion Holdings Corp.	83,600	370
*	Thermon Group Holdings Inc.	22,609	366
*	Willdan Group Inc.	11,769	361
*	Modine Manufacturing Co.	39,900	359
*	Aurora Innovation Inc.	64,300	359
*	DHI Group Inc.	60,119	358
	Allied Motion Technologies Inc.	11,944	356
*	Vectrus Inc.	9,894	355
*	Markforged Holding Corp.	87,900	351
	REV Group Inc.	25,884	347
*,1	Astra Space Inc.	88,127	340
	Cass Information Systems Inc.	9,079	335
*	Paya Holdings Inc.	56,700	332
*	Tutor Perini Corp.	30,540	330
	VSE Corp.	7,076	326
*,1	Velo3D Inc.	34,600	322
	Miller Industries Inc.	11,281	318
*	Vishay Precision Group Inc.	9,889	318
*	Cantaloupe Inc.	47,000	318
*,1	Latch Inc.	74,183	317

		Shares	Market Value ($000)
*	Sterling Check Corp.	11,094	293
*	Perella Weinberg Partners Class A	30,221	286
*	Atlas Technical Consultants Inc. Class A	23,600	284
*	Yellow Corp.	39,500	277
*	Infrastructure & Energy Alternatives Inc.	22,200	263
	Pactiv Evergreen Inc.	25,797	260
*	Daseke Inc.	25,698	259
	Park Aerospace Corp.	19,093	249
*	Spire Global Inc.	118,300	248
*	Loyalty Ventures Inc.	14,634	242
*	Hudson Technologies Inc.	38,729	241
*	IES Holdings Inc.	5,998	241
	Hyster-Yale Materials Handling Inc.	7,125	237
*	Atlanticus Holdings Corp.	4,500	233
*	Commercial Vehicle Group Inc.	26,700	226
*	PAM Transportation Services Inc.	6,504	226
*	Enovix Corp.	15,600	223
*	Vivint Smart Home Inc.	32,800	222
*	AerSale Corp.	13,900	219
*	Radiant Logistics Inc.	33,408	213
*	Blue Bird Corp.	11,011	207
*	Target Hospitality Corp.	34,400	206
	Information Services Group Inc.	29,685	202
*,1	Lightning eMotors Inc.	35,019	200
*	Velodyne Lidar Inc.	77,900	199
	LSI Industries Inc.	32,279	194
*	Astronics Corp.	14,905	193
*	Overseas Shipholding Group Inc. Class A	92,336	193
*	Evolv Technologies Holdings Inc.	69,600	184
*	AvidXchange Holdings Inc.	22,584	182
*	Acacia Research Corp.	38,613	174
*	Luna Innovations Inc.	22,193	171
*	Performant Financial Corp.	54,600	170
*	ShotSpotter Inc.	6,113	169
*	Paymentus Holdings Inc. Class A	7,993	168
*	I3 Verticals Inc. Class A	5,954	166
	Hurco Cos. Inc.	5,051	159
*	INNOVATE Corp.	41,047	151
	United States Lime & Minerals Inc.	1,281	149
*	CECO Environmental Corp.	26,869	148
	Powell Industries Inc.	7,254	141
	ARC Document Solutions Inc.	34,251	134
*	Concrete Pumping Holdings Inc.	19,696	132
*	Horizon Global Corp.	22,200	127
*	USA Truck Inc.	6,111	126
*	Mistras Group Inc.	18,400	122
*	Eos Energy Enterprises Inc.	28,200	118
*	IZEA Worldwide Inc.	69,691	116
	Universal Logistics Holdings Inc.	5,573	112
*	Katapult Holdings Inc.	46,100	110
*	Lawson Products Inc.	2,806	108
*	Rekor Systems Inc.	23,522	107
*	Manitex International Inc.	14,516	106
*	Bowman Consulting Group Ltd. Class A	6,100	100
*	L B Foster Co. Class A	6,452	99
	Park-Ohio Holdings Corp.	7,030	99
*	Biotricity Inc.	42,800	97
*	Orion Group Holdings Inc.	38,600	96

		Shares	Market Value ($000)
*	Iteris Inc.	30,071	90
*	US Xpress Enterprises Inc. Class A	22,566	88
*	Byrna Technologies Inc.	10,800	88
*	Archer Aviation Inc. Class A	17,955	86
*,1	Energous Corp.	69,135	83
*,1	Orbital Energy Group Inc.	44,153	81
*	RCM Technologies Inc.	8,104	80
*	Core Molding Technologies Inc.	7,270	78
*	Twin Disc Inc.	4,630	77
*,1	View Inc.	39,074	72
*	EVI Industries Inc.	3,846	71
*	Momentus Inc.	21,500	69
*,1	Ipsidy Inc.	17,600	69
*	Covenant Logistics Group Inc. Class A	3,030	65
*	HireRight Holdings Corp.	3,794	65
*	LightPath Technologies Inc. Class A	30,132	59
*	Wrap Technologies Inc.	21,600	58
*	Agrify Corp.	12,105	56
*,1	GreenBox POS	13,200	56
*	BitNile Holdings Inc.	66,700	56
*	Gencor Industries Inc.	5,230	54
*	Skillsoft Corp.	8,406	51
*,1	MICT Inc.	80,454	49
	Graham Corp.	6,141	47
*	Moneylion Inc.	16,457	41
*	ALJ Regional Holdings Inc.	15,022	39
*	Orion Energy Systems Inc.	13,570	38
*	PFSweb Inc.	3,353	38
*	Willis Lease Finance Corp.	1,168	38
*	Ultralife Corp.	6,533	35
*	Huttig Building Products Inc.	3,194	34
*	RF Industries Ltd.	3,910	28
*	Broadwind Inc.	12,171	26
*	Odyssey Marine Exploration Inc.	3,525	23
*	Enjoy Technology Inc.	5,983	23
*	DSS Inc.	38,500	22
*	Frequency Electronics Inc.	2,246	20
*	Usio Inc.	5,651	20
*	Volt Information Sciences Inc.	3,158	19
*	Mayville Engineering Co. Inc.	1,894	18
*	Lightbridge Corp.	2,095	17
*	Karat Packaging Inc.	844	17
*	CPI Card Group Inc.	1,080	16
*	Coda Octopus Group Inc.	2,088	14
*	Air Industries Group	16,125	13
*	Air T Inc.	532	12
*	ServiceSource International Inc.	9,500	12
*,1	Electric Last Mile Solutions Inc.	8,293	12
*	ENGlobal Corp.	8,787	11
*	ClearSign Technologies Corp.	5,732	9
*	Ballantyne Strong Inc.	2,465	8
*	StarTek Inc.	1,506	7
*	Berkshire Grey Inc.	2,347	7
*	Applied DNA Sciences Inc.	2,700	6
*	Armstrong Flooring Inc.	3,946	6
	Innovative Solutions & Support Inc.	784	6
*	Wireless Telecom Group Inc.	2,760	5
*	Alpha Pro Tech Ltd.	135	1

		Shares	Market Value ($000)
*	Remitly Global Inc.	97	1
*	Digital Ally Inc.	144	—
*	Sypris Solutions Inc.	92	—
*,2	Patriot National Inc.	7,513	—
*	Shapeways Holdings Inc.	162	—
			4,387,619
Other (0.1%)[3]
[4]	Vanguard Total Bond Market ETF	375,384	29,858
Real Estate (2.2%)
	Prologis Inc.	566,423	91,466
	American Tower Corp.	348,598	87,575
	Crown Castle International Corp.	331,023	61,107
	Equinix Inc.	69,470	51,520
	Public Storage	114,418	44,655
	Simon Property Group Inc.	261,812	34,444
	Welltower Inc.	343,191	32,994
	Realty Income Corp.	447,721	31,027
	Digital Realty Trust Inc.	217,991	30,911
	SBA Communications Corp.	83,675	28,793
	AvalonBay Communities Inc.	107,373	26,668
	Equity Residential	273,732	24,614
	Alexandria Real Estate Equities Inc.	120,462	24,243
*	CBRE Group Inc. Class A	243,922	22,324
	Weyerhaeuser Co.	571,264	21,651
	Extra Space Storage Inc.	103,023	21,181
*	CoStar Group Inc.	302,120	20,124
	Ventas Inc.	306,809	18,948
	Mid-America Apartment Communities Inc.	89,159	18,674
	Invitation Homes Inc.	461,066	18,526
	Essex Property Trust Inc.	50,156	17,328
	Duke Realty Corp.	295,069	17,132
	VICI Properties Inc.	556,942	15,851
	Sun Communities Inc.	88,649	15,539
	Healthpeak Properties Inc.	412,675	14,167
	Boston Properties Inc.	108,396	13,961
	UDR Inc.	233,103	13,373
	Camden Property Trust	77,243	12,838
	Iron Mountain Inc.	222,536	12,331
	Kimco Realty Corp.	460,874	11,384
	WP Carey Inc.	138,300	11,180
*	Host Hotels & Resorts Inc.	547,410	10,636
	Equity LifeStyle Properties Inc.	130,337	9,968
	Medical Properties Trust Inc.	456,471	9,650
	Regency Centers Corp.	132,064	9,421
*	Jones Lang LaSalle Inc.	39,189	9,384
	American Homes 4 Rent Class A	219,682	8,794
	CubeSmart	168,087	8,746
	Rexford Industrial Realty Inc.	116,699	8,705
	Life Storage Inc.	61,122	8,583
	Gaming & Leisure Properties Inc.	174,687	8,198
	Lamar Advertising Co. Class A	66,597	7,737
	Federal Realty Investment Trust	59,646	7,281
	Kilroy Realty Corp.	90,833	6,941
	EastGroup Properties Inc.	31,467	6,397
	Apartment Income REIT Corp.	118,943	6,359
	First Industrial Realty Trust Inc.	100,106	6,198
	American Campus Communities Inc.	110,678	6,195

		Shares	Market Value ($000)
	National Retail Properties Inc.	136,598	6,139
	Vornado Realty Trust	133,200	6,037
	Brixmor Property Group Inc.	230,800	5,957
	Omega Healthcare Investors Inc.	185,513	5,781
	Americold Realty Trust	201,623	5,621
	STORE Capital Corp.	188,500	5,510
	STAG Industrial Inc.	130,662	5,403
	Healthcare Trust of America Inc. Class A	166,988	5,233
*	Zillow Group Inc. Class C	101,517	5,004
	Cousins Properties Inc.	117,472	4,733
	Independence Realty Trust Inc.	171,465	4,534
	Rayonier Inc.	109,101	4,486
	Douglas Emmett Inc.	133,507	4,462
	Terreno Realty Corp.	58,377	4,323
	SL Green Realty Corp.	51,616	4,190
	Spirit Realty Capital Inc.	89,721	4,129
	Innovative Industrial Properties Inc.	19,945	4,097
	Kite Realty Group Trust	171,323	3,901
	Highwoods Properties Inc.	83,910	3,838
	National Storage Affiliates Trust	60,803	3,816
*	Ryman Hospitality Properties Inc.	40,525	3,759
	Agree Realty Corp.	54,510	3,617
*	Park Hotels & Resorts Inc.	181,185	3,539
	LXP Industrial Trust	219,252	3,442
	Hudson Pacific Properties Inc.	123,118	3,416
*	Howard Hughes Corp.	32,476	3,365
*	Outfront Media Inc.	113,461	3,226
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	67,747	3,213
	EPR Properties	58,033	3,175
	Phillips Edison & Co. Inc.	91,621	3,151
*	Opendoor Technologies Inc.	361,700	3,129
	Healthcare Realty Trust Inc.	110,361	3,033
	Apple Hospitality REIT Inc.	168,683	3,031
*	Zillow Group Inc. Class A	60,785	2,932
	JBG SMITH Properties	100,265	2,930
	Physicians Realty Trust	166,300	2,917
*	DigitalBridge Group Inc.	400,413	2,883
	PS Business Parks Inc.	16,320	2,743
	Broadstone Net Lease Inc.	123,557	2,691
	Corporate Office Properties Trust	92,448	2,638
	PotlatchDeltic Corp.	48,682	2,567
	Pebblebrook Hotel Trust	102,600	2,512
	Uniti Group Inc.	182,435	2,510
	Sabra Health Care REIT Inc.	166,337	2,477
	Macerich Co.	153,362	2,399
	Essential Properties Realty Trust Inc.	93,280	2,360
	Equity Commonwealth	82,691	2,333
	SITE Centers Corp.	135,915	2,271
	Kennedy-Wilson Holdings Inc.	93,011	2,269
*	Cushman & Wakefield plc	105,999	2,174
*	Sunstone Hotel Investors Inc.	177,804	2,095
	National Health Investors Inc.	33,528	1,978
	Brandywine Realty Trust	133,714	1,891
	Newmark Group Inc. Class A	117,490	1,870
*	Xenia Hotels & Resorts Inc.	96,530	1,862
	RLJ Lodging Trust	131,556	1,852
	Piedmont Office Realty Trust Inc. Class A	100,960	1,739
	Four Corners Property Trust Inc.	63,265	1,711

		Shares	Market Value ($000)
	Urban Edge Properties	87,419	1,670
	Retail Opportunity Investments Corp.	85,930	1,666
	Paramount Group Inc.	150,229	1,639
	Washington REIT	63,767	1,626
	NexPoint Residential Trust Inc.	17,903	1,617
*	DiamondRock Hospitality Co.	156,295	1,579
	CareTrust REIT Inc.	79,600	1,536
	St. Joe Co.	25,476	1,509
	Acadia Realty Trust	66,507	1,441
*	Redfin Corp.	77,098	1,391
*,1	Compass Inc. Class A	176,151	1,385
*	Realogy Holdings Corp.	87,100	1,366
	Empire State Realty Trust Inc. Class A	137,300	1,348
	Easterly Government Properties Inc. Class A	63,662	1,346
*	InvenTrust Properties Corp.	43,555	1,341
	American Assets Trust Inc.	34,997	1,326
	Service Properties Trust	148,010	1,307
	Industrial Logistics Properties Trust	57,267	1,298
	Tanger Factory Outlet Centers Inc.	72,392	1,244
	Alexander & Baldwin Inc.	53,230	1,234
	LTC Properties Inc.	31,068	1,195
	Global Net Lease Inc.	70,884	1,115
	eXp World Holdings Inc.	52,290	1,107
	Centerspace	10,641	1,044
	Office Properties Income Trust	40,326	1,038
*	Veris Residential Inc.	57,742	1,004
	Gladstone Land Corp.	27,240	992
*	Marcus & Millichap Inc.	18,757	988
	RPT Realty	70,559	972
	Preferred Apartment Communities Inc.	38,542	961
	NETSTREIT Corp.	41,348	928
	Getty Realty Corp.	32,126	919
*	Radius Global Infrastructure Inc.	61,100	872
	Plymouth Industrial REIT Inc.	30,451	825
	Safehold Inc.	14,395	798
	Necessity Retail REIT Inc. Class A	99,800	789
*	Summit Hotel Properties Inc.	77,848	775
	Armada Hoffler Properties Inc.	52,430	765
	Global Medical REIT Inc.	46,224	754
	UMH Properties Inc.	30,027	738
	Apartment Investment & Management Co. Class A	96,501	706
	Saul Centers Inc.	13,262	699
	Community Healthcare Trust Inc.	16,547	698
	Gladstone Commercial Corp.	28,553	629
*	Orion Office REIT Inc.	42,982	602
	Franklin Street Properties Corp.	98,415	581
	Diversified Healthcare Trust	181,625	581
	Ares Commercial Real Estate Corp.	35,500	551
	Bluerock Residential Growth REIT Inc. Class A	20,718	550
*	Chatham Lodging Trust	38,700	534
	Universal Health Realty Income Trust	9,107	532
	GEO Group Inc.	77,796	514
	Whitestone REIT	35,347	468
*	CBL & Associates Properties Inc.	14,200	467
	Urstadt Biddle Properties Inc. Class A	23,329	439
	RE/MAX Holdings Inc. Class A	15,637	434
	City Office REIT Inc.	23,669	418
*	Tejon Ranch Co.	22,743	415

		Shares	Market Value ($000)
	Alexander's Inc.	1,565	401
	One Liberty Properties Inc.	13,037	401
*	Seritage Growth Properties Class A	31,500	399
*	Douglas Elliman Inc.	50,797	371
*	Hersha Hospitality Trust Class A	40,700	370
	Cedar Realty Trust Inc.	13,200	365
	CTO Realty Growth Inc.	5,259	349
*	Vidler Water Resouces Inc.	22,524	348
	CatchMark Timber Trust Inc. Class A	41,677	342
*	Ashford Hospitality Trust Inc.	33,216	339
	RMR Group Inc. Class A	10,425	324
	Farmland Partners Inc.	21,975	302
*	Bridge Investment Group Holdings Inc. Class A	14,583	297
*	FRP Holdings Inc.	5,128	296
*	Braemar Hotels & Resorts Inc.	41,700	258
*	Forestar Group Inc.	14,329	254
	Postal Realty Trust Inc. Class A	12,803	215
	Indus Realty Trust Inc.	2,416	177
*	Stratus Properties Inc.	3,856	166
*	Offerpad Solutions Inc.	30,100	151
	Alpine Income Property Trust Inc.	7,700	145
	Retail Value Inc.	47,200	144
*	Power REIT	3,393	134
	Clipper Realty Inc.	14,042	127
	New York City REIT Inc. Class A	7,784	103
	BRT Apartments Corp.	4,134	99
*	Fathom Holdings Inc.	5,900	63
	Global Self Storage Inc.	10,820	61
	Urstadt Biddle Properties Inc.	2,208	38
*	Altisource Portfolio Solutions SA	2,562	30
*	Trinity Place Holdings Inc.	15,000	28
*	Sotherly Hotels Inc.	10,121	21
*	Rafael Holdings Inc. Class B	7,468	19
*	Maui Land & Pineapple Co. Inc.	1,478	16
*	Harbor Custom Development Inc.	6,890	16
*,2	Spirit MTA REIT	44,200	12
			1,269,063
Technology (16.7%)
	Apple Inc.	11,860,640	2,070,986
	Microsoft Corp.	5,734,983	1,768,153
*	Alphabet Inc. Class A	229,754	639,026
*	Alphabet Inc. Class C	205,504	573,971
	NVIDIA Corp.	1,816,892	495,757
*	Meta Platforms Inc. Class A	1,766,128	392,716
	Broadcom Inc.	297,670	187,437
*	Adobe Inc.	360,781	164,379
	Intel Corp.	3,113,906	154,325
*	Salesforce Inc.	715,715	151,961
*	Advanced Micro Devices Inc.	1,245,054	136,134
	QUALCOMM Inc.	862,186	131,759
	Texas Instruments Inc.	706,215	129,576
	Intuit Inc.	205,759	98,937
	Oracle Corp.	1,123,516	92,948
	International Business Machines Corp.	687,511	89,390
	Applied Materials Inc.	675,544	89,037
*	ServiceNow Inc.	153,086	85,252
*	Micron Technology Inc.	856,471	66,711
	Analog Devices Inc.	400,459	66,148

		Shares	Market Value ($000)
	Lam Research Corp.	106,647	57,334
*	Palo Alto Networks Inc.	75,432	46,957
	Marvell Technology Inc.	645,921	46,319
*	Snowflake Inc. Class A	199,279	45,661
	KLA Corp.	115,317	42,213
*	Synopsys Inc.	117,197	39,058
	Roper Technologies Inc.	81,048	38,273
*	Fortinet Inc.	106,426	36,370
*	Autodesk Inc.	168,223	36,059
	Cognizant Technology Solutions Corp. Class A	401,365	35,990
*	Workday Inc. Class A	147,545	35,331
*	Cadence Design Systems Inc.	212,310	34,917
	Amphenol Corp. Class A	457,886	34,502
*	Crowdstrike Holdings Inc. Class A	151,353	34,369
*	Snap Inc. Class A	943,077	33,941
	TE Connectivity Ltd.	248,607	32,563
	Microchip Technology Inc.	425,698	31,987
	HP Inc.	804,981	29,221
*	Datadog Inc. Class A	187,136	28,345
*	Cloudflare Inc. Class A	191,255	22,893
*	Twitter Inc.	581,179	22,486
*	Match Group Inc.	206,545	22,460
*	DoorDash Inc. Class A	190,885	22,370
*	Twilio Inc. Class A	131,390	21,654
*	MongoDB Inc.	48,549	21,536
	Corning Inc.	582,989	21,518
*	ANSYS Inc.	66,675	21,179
*	ON Semiconductor Corp.	331,159	20,734
	CDW Corp.	104,163	18,634
*	Zoom Video Communications Inc. Class A	157,627	18,479
*	VMware Inc. Class A	160,829	18,314
*	Palantir Technologies Inc. Class A	1,328,714	18,243
*	Splunk Inc.	121,571	18,067
*	Gartner Inc.	60,156	17,894
*	Okta Inc.	113,443	17,125
	Hewlett Packard Enterprise Co.	1,001,830	16,741
	Skyworks Solutions Inc.	125,147	16,680
*	HubSpot Inc.	34,578	16,422
	Monolithic Power Systems Inc.	33,769	16,401
*	VeriSign Inc.	71,923	16,000
*	Unity Software Inc.	157,612	15,637
*	Zscaler Inc.	64,436	15,547
*	DocuSign Inc.	144,447	15,473
*	Akamai Technologies Inc.	124,377	14,849
	Teradyne Inc.	124,382	14,706
	Seagate Technology Holdings plc	159,645	14,352
	NetApp Inc.	170,864	14,182
*	Tyler Technologies Inc.	31,755	14,127
	Entegris Inc.	104,032	13,655
*	Paycom Software Inc.	39,165	13,566
	SS&C Technologies Holdings Inc.	165,450	12,412
*	EPAM Systems Inc.	41,310	12,253
*	ZoomInfo Technologies Inc. Class A	200,930	12,004
	Leidos Holdings Inc.	108,268	11,695
*	Western Digital Corp.	228,289	11,335
	NortonLifeLock Inc.	426,210	11,303
*	Zendesk Inc.	93,087	11,197
*	Wolfspeed Inc.	95,124	10,831

		Shares	Market Value ($000)
*	Pinterest Inc. Class A	435,010	10,706
*	GoDaddy Inc. Class A	127,655	10,685
*	Dell Technologies Inc. Class C	208,447	10,462
*	Qorvo Inc.	82,691	10,262
	Citrix Systems Inc.	96,800	9,767
*	F5 Inc.	46,681	9,754
*	PTC Inc.	80,778	8,701
*	Aspen Technology Inc.	51,208	8,468
*	Pure Storage Inc. Class A	211,078	7,453
*	RingCentral Inc. Class A	63,384	7,429
*	Dynatrace Inc.	155,132	7,307
*	Ceridian HCM Holding Inc.	105,522	7,213
*	Anaplan Inc.	106,311	6,916
	Bentley Systems Inc. Class B	156,035	6,894
*	AppLovin Corp. Class A	124,123	6,835
*	Manhattan Associates Inc.	48,106	6,673
*	Black Knight Inc.	112,888	6,546
*	Lattice Semiconductor Corp.	106,648	6,500
*	Avalara Inc.	63,751	6,344
*	IAC/InterActiveCorp	62,136	6,231
	Jabil Inc.	99,821	6,162
*	DXC Technology Co.	187,774	6,127
*	Arrow Electronics Inc.	51,379	6,095
*	Guidewire Software Inc.	63,651	6,023
*	Synaptics Inc.	29,837	5,952
*	II-VI Inc.	81,603	5,915
*	Coupa Software Inc.	57,727	5,867
	KBR Inc.	107,046	5,859
*	Five9 Inc.	52,273	5,771
	Universal Display Corp.	34,367	5,738
*	CACI International Inc. Class A	18,126	5,461
*	Concentrix Corp.	32,342	5,387
*	Smartsheet Inc. Class A	93,716	5,134
*	Elastic NV	56,222	5,001
*	Dropbox Inc. Class A	214,939	4,997
	Azenta Inc.	58,086	4,814
*	UiPath Inc. Class A	222,757	4,809
*	Rapid7 Inc.	41,301	4,594
	CDK Global Inc.	91,661	4,462
*	Tenable Holdings Inc.	76,771	4,437
*	Silicon Laboratories Inc.	29,410	4,417
*	Nutanix Inc. Class A	162,749	4,365
	CMC Materials Inc.	22,237	4,123
*	NCR Corp.	100,573	4,042
	Power Integrations Inc.	43,556	4,037
	Science Applications International Corp.	43,784	4,036
*	Change Healthcare Inc.	182,643	3,982
*	Mandiant Corp.	176,573	3,939
	Dolby Laboratories Inc. Class A	49,546	3,875
*	SentinelOne Inc. Class A	99,671	3,861
*	Workiva Inc. Class A	32,635	3,851
*	Teradata Corp.	78,116	3,850
*	Novanta Inc.	26,630	3,789
	National Instruments Corp.	92,905	3,771
*	Varonis Systems Inc.	79,140	3,762
*	Cirrus Logic Inc.	44,360	3,761
*	Rogers Corp.	13,696	3,721
*	Qualys Inc.	25,938	3,694

		Shares	Market Value ($000)
*	SPS Commerce Inc.	27,867	3,656
*	Sailpoint Technologies Holdings Inc.	70,681	3,617
*,1	MicroStrategy Inc. Class A	7,191	3,497
*	Semtech Corp.	50,092	3,473
*	Alteryx Inc. Class A	47,494	3,397
	TD SYNNEX Corp.	32,463	3,351
	Vertiv Holdings Co. Class A	233,700	3,272
*	Ziff Davis Inc.	33,309	3,224
*	Onto Innovation Inc.	36,971	3,212
	Avnet Inc.	78,105	3,170
*	Box Inc. Class A	108,913	3,165
*	Cargurus Inc. Class A	73,476	3,120
*	Envestnet Inc.	41,283	3,073
*	MaxLinear Inc. Class A	52,598	3,069
*	Fabrinet	29,174	3,067
*	Dun & Bradstreet Holdings Inc.	170,832	2,993
*	Blackline Inc.	40,808	2,988
*	Diodes Inc.	34,039	2,961
*	IPG Photonics Corp.	26,841	2,946
*	Digital Turbine Inc.	67,013	2,936
*	Procore Technologies Inc.	50,539	2,929
*	Insight Enterprises Inc.	26,951	2,892
*	Ambarella Inc.	27,083	2,842
*	Perficient Inc.	25,596	2,818
*	New Relic Inc.	41,666	2,787
*	SiTime Corp.	11,000	2,726
*	Rambus Inc.	84,789	2,704
*	Q2 Holdings Inc.	42,552	2,623
	Pegasystems Inc.	32,505	2,622
*	FormFactor Inc.	62,092	2,610
	Advanced Energy Industries Inc.	29,131	2,508
	Switch Inc. Class A	80,373	2,477
*	DigitalOcean Holdings Inc.	41,754	2,415
*	Alarm.com Holdings Inc.	36,158	2,403
*	Verint Systems Inc.	44,440	2,298
*	Blackbaud Inc.	37,739	2,259
*	MACOM Technology Solutions Holdings Inc.	37,577	2,250
*	Altair Engineering Inc. Class A	34,353	2,212
*	Sprout Social Inc. Class A	27,314	2,188
	Xerox Holdings Corp.	107,612	2,171
*	CommVault Systems Inc.	32,385	2,149
*	nCino Inc.	51,340	2,104
	Vishay Intertechnology Inc.	106,745	2,092
*	Upwork Inc.	89,743	2,086
*	Allscripts Healthcare Solutions Inc.	91,464	2,060
*	Sanmina Corp.	50,034	2,022
*	LiveRamp Holdings Inc.	52,341	1,957
*	Yelp Inc. Class A	57,290	1,954
*	Confluent Inc. Class A	46,931	1,924
*	Bumble Inc. Class A	66,183	1,918
*	Asana Inc. Class A	47,569	1,901
*	Appian Corp.	31,088	1,891
*	Bottomline Technologies DE Inc.	33,297	1,887
*	NetScout Systems Inc.	57,830	1,855
*	E2open Parent Holdings Inc.	208,689	1,839
*	Kyndryl Holdings Inc.	139,762	1,834
*	Axcelis Technologies Inc.	24,106	1,821
*	Qualtrics International Inc. Class A	63,533	1,814

		Shares	Market Value ($000)
*	Plexus Corp.	21,397	1,750
*	Jamf Holding Corp.	49,955	1,739
*	PagerDuty Inc.	50,717	1,734
	Shutterstock Inc.	18,476	1,720
	Progress Software Corp.	35,509	1,672
*	C3.ai Inc. Class A	72,009	1,635
	CSG Systems International Inc.	24,796	1,576
*	Momentive Global Inc.	96,774	1,574
*	TechTarget Inc.	18,851	1,532
*	3D Systems Corp.	91,666	1,529
	Xperi Holding Corp.	83,942	1,454
	Amkor Technology Inc.	66,839	1,452
*	Ping Identity Holding Corp.	52,342	1,436
*	Ultra Clean Holdings Inc.	33,444	1,418
*	Schrodinger Inc.	41,432	1,414
*	Appfolio Inc. Class A	12,485	1,413
*	Super Micro Computer Inc.	36,500	1,390
*	Covetrus Inc.	81,869	1,375
*	Vimeo Inc.	110,126	1,308
	Methode Electronics Inc.	30,210	1,307
*	Allegro MicroSystems Inc.	45,972	1,306
*	Zuora Inc. Class A	86,545	1,296
*	Magnite Inc.	96,985	1,281
*	Everbridge Inc.	28,790	1,256
*	Fastly Inc. Class A	72,156	1,254
*	Duck Creek Technologies Inc.	55,901	1,237
*,1	Matterport Inc.	149,484	1,214
*	LivePerson Inc.	49,636	1,212
*	Zeta Global Holdings Corp. Class A	92,057	1,174
*	ePlus Inc.	20,000	1,121
*	Domo Inc. Class B	21,491	1,087
*	Cohu Inc.	36,517	1,081
*	PROS Holdings Inc.	32,175	1,072
*	Cerence Inc.	29,489	1,065
*	DoubleVerify Holdings Inc.	42,002	1,057
*	Unisys Corp.	48,242	1,043
*	Paycor HCM Inc.	35,591	1,036
*	JFrog Ltd.	38,100	1,027
*	Veeco Instruments Inc.	37,309	1,014
*	CCC Intelligent Solutions Holdings Inc.	89,215	985
*	TTM Technologies Inc.	66,115	980
	CTS Corp.	27,307	965
*	Squarespace Inc. Class A	36,900	945
*	BigCommerce Holdings Inc.	42,020	921
*	Clear Secure Inc. Class A	33,769	908
*	Eventbrite Inc. Class A	60,790	898
*	Avid Technology Inc.	25,562	891
*	Impinj Inc.	13,362	849
*	Parsons Corp.	21,903	848
*	Ichor Holdings Ltd.	23,453	835
*	PAR Technology Corp.	20,186	814
*	Sumo Logic Inc.	68,945	805
*	SMART Global Holdings Inc.	30,772	795
*	CEVA Inc.	19,501	793
*	Datto Holding Corp.	29,551	790
*	Olo Inc. Class A	59,610	790
*	Avaya Holdings Corp.	60,729	769
*	Xometry Inc. Class A	20,895	768

		Shares	Market Value ($000)
*	Alpha & Omega Semiconductor Ltd.	13,758	752
*	Blend Labs Inc. Class A	130,300	743
*	Photronics Inc.	43,753	742
*	Amplitude Inc. Class A	40,198	741
*	KnowBe4 Inc. Class A	31,926	735
*	Model N Inc.	26,774	720
*	PDF Solutions Inc.	25,459	710
	Ebix Inc.	21,336	707
*	ACM Research Inc. Class A	32,940	682
*	Consensus Cloud Solutions Inc.	11,103	668
*	ScanSource Inc.	18,847	656
*	HashiCorp Inc. Class A	11,900	643
	Simulations Plus Inc.	12,535	639
	Benchmark Electronics Inc.	25,359	635
*	Agilysys Inc.	15,831	631
*	Yext Inc.	91,569	631
*	nLight Inc.	32,121	557
*	A10 Networks Inc.	39,654	553
	American Software Inc. Class A	26,372	550
*	AvePoint Inc.	104,561	550
*	NeoPhotonics Corp.	35,595	541
*	PubMatic Inc. Class A	20,566	537
*,1	MicroVision Inc.	113,698	531
*	Informatica Inc. Class A	26,860	530
*	Tucows Inc. Class A	7,729	528
*	Limelight Networks Inc.	96,551	504
*	Sprinklr Inc. Class A	42,121	501
*	Bandwidth Inc. Class A	15,236	493
*	indie Semiconductor Inc. Class A	59,839	467
*	Grid Dynamics Holdings Inc.	33,078	466
	PC Connection Inc.	8,866	464
*	Mitek Systems Inc.	31,555	463
*	N-able Inc.	49,481	450
*,1	Gitlab Inc. Class A	8,196	446
	SolarWinds Corp.	32,181	428
*	Porch Group Inc.	60,900	423
*	OneSpan Inc.	29,119	420
*	Ouster Inc.	92,000	414
*	ON24 Inc.	31,300	412
*	Kimball Electronics Inc.	20,481	409
*	Vivid Seats Inc. Class A	36,700	406
*	Terawulf Inc.	47,800	402
*	Freshworks Inc. Class A	22,369	401
*	Diebold Nixdorf Inc.	59,335	399
*	Alkami Technology Inc.	27,498	393
*	Aeva Technologies Inc.	90,600	392
*	Thoughtworks Holding Inc.	18,583	387
*	Telos Corp.	38,079	380
*	Couchbase Inc.	21,811	380
*	Veritone Inc.	20,477	374
*	Upland Software Inc.	21,208	373
*	Toast Inc. Class A	17,089	371
	Hackett Group Inc.	15,802	364
*	SmartRent Inc. Class A	71,700	363
*	EverCommerce Inc.	27,192	359
*	Cyxtera Technologies Inc.	29,000	354
*	Identiv Inc.	21,679	351
*	Samsara Inc. Class A	21,700	348

		Shares	Market Value ($000)
*	Vertex Inc. Class A	22,097	339
*	Skillz Inc. Class A	109,300	328
*	Cleanspark Inc.	26,200	324
*	ChannelAdvisor Corp.	18,866	313
*	Digimarc Corp.	11,500	303
*	Groupon Inc.	14,600	281
*	MediaAlpha Inc. Class A	16,800	278
*	Rackspace Technology Inc.	24,798	277
*,1	IonQ Inc.	21,300	272
*	CyberOptics Corp.	6,679	271
*	Brightcove Inc.	33,486	261
*	Braze Inc. Class A	6,196	257
*	Credo Technology Group Holding Ltd.	16,800	256
*,1	AdTheorent Holding Co. Inc.	25,300	249
*	NextNav Inc.	33,050	248
*	Benefitfocus Inc.	18,600	235
*	TrueCar Inc.	59,207	234
*	AXT Inc.	32,600	229
*	SEMrush Holdings Inc. Class A	19,197	229
*	Aehr Test Systems	22,224	226
*	Intapp Inc.	9,357	225
*	Vroom Inc.	83,000	221
*	Atomera Inc.	16,254	212
*	EverQuote Inc. Class A	12,900	209
	NVE Corp.	3,806	207
*	Innodata Inc.	28,773	201
*	eGain Corp.	16,436	190
*	ForgeRock Inc. Class A	8,681	190
*	Enfusion Inc. Class A	14,958	190
*	IronNet Inc.	49,500	188
*	WM Technology Inc.	23,988	188
*	Phunware Inc.	67,200	187
*	MeridianLink Inc.	9,754	177
*,1	KULR Technology Group Inc.	79,473	172
*	comScore Inc.	58,400	170
*,1	Nextdoor Holdings Inc.	28,100	168
*,1	Kopin Corp.	64,443	163
*	Rimini Street Inc.	27,624	160
*	Smith Micro Software Inc.	40,208	152
*	Synchronoss Technologies Inc.	80,600	139
*	Expensify Inc. Class A	7,860	138
*	GTY Technology Holdings Inc.	41,016	132
*	CoreCard Corp.	4,500	123
*,1	Alpine 4 Holdings Inc.	117,100	123
*,1	Nuvve Holding Corp.	15,200	120
*	Amtech Systems Inc.	11,877	119
*	inTEST Corp.	10,157	109
*	SecureWorks Corp. Class A	8,244	109
*	EMCORE Corp.	28,435	105
*	Greenidge Generation Holdings Inc.	12,210	105
*	Pixelworks Inc.	32,934	98
*	Red Violet Inc.	3,326	95
*	Quantum Computing Inc.	33,100	86
*	VirnetX Holding Corp.	52,143	85
*	Intevac Inc.	15,339	82
*	Asure Software Inc.	13,700	82
*	SkyWater Technology Inc.	7,497	81
*	eMagin Corp.	70,432	80

		Shares	Market Value ($000)
*	Computer Task Group Inc.	7,990	78
*	Zedge Inc. Class B	12,613	77
*	Quantum Corp.	33,700	76
*	Immersion Corp.	12,233	68
*	Super League Gaming Inc.	34,300	64
*	NerdWallet Inc. Class A	5,158	62
*	Park City Group Inc.	9,689	51
*	Exela Technologies Inc.	121,993	51
*	Verb Technology Co. Inc.	52,596	50
*	Inpixon	161,300	42
*,1	Remark Holdings Inc.	48,342	40
*	TransAct Technologies Inc.	5,458	39
*	Everspin Technologies Inc.	4,413	38
*	AstroNova Inc.	2,465	37
*	GSI Technology Inc.	9,342	36
*	Boxlight Corp. Class A	28,067	34
	Richardson Electronics Ltd.	2,700	34
*	Daktronics Inc.	8,619	33
*	Inuvo Inc.	65,578	32
*	Cipher Mining Inc.	7,848	29
*	CSP Inc.	3,181	25
*	Issuer Direct Corp.	848	25
*	Waitr Holdings Inc.	58,338	22
*	SeaChange International Inc.	16,682	19
*	Streamline Health Solutions Inc.	11,428	18
*	Evolving Systems Inc.	8,822	16
*	Qumu Corp.	8,832	16
*	EngageSmart Inc.	772	16
*	Data I/O Corp.	3,396	14
*	CVD Equipment Corp.	2,737	12
*	Key Tronic Corp.	2,174	12
*	Kubient Inc.	6,900	12
*	GSE Systems Inc.	5,300	11
*	Intellicheck Inc.	4,082	10
*	UserTesting Inc.	962	10
*	AutoWeb Inc.	3,439	8
*	BSQUARE Corp.	4,685	8
*	RealNetworks Inc.	13,821	8
*	Intrusion Inc.	3,079	8
*	KORE Group Holdings Inc.	1,340	8
*	Arteris Inc.	510	7
*	WidePoint Corp.	1,600	6
*	1stdibs.com Inc.	694	6
*	Backblaze Inc. Class A	596	6
*	Mastech Digital Inc.	260	5
*	QuickLogic Corp.	937	5
*,1	Weave Communications Inc.	672	4
*,2	Media General Inc. CVR	82,296	3
*	Stronghold Digital Mining Inc. Class A	503	3
*	Quantum Corp. Rights Exp. 4/18/22	33,700	—
			9,549,987
Telecommunications (1.5%)
	Comcast Corp. Class A	3,460,301	162,011
	Cisco Systems Inc.	2,859,038	159,420
	Verizon Communications Inc.	2,887,610	147,095
	AT&T Inc.	5,462,640	129,082
*	T-Mobile US Inc.	479,113	61,494
*	Charter Communications Inc. Class A	85,888	46,854

		Shares	Market Value ($000)
	Motorola Solutions Inc.	128,975	31,238
*	Arista Networks Inc.	177,188	24,626
*	Liberty Broadband Corp. Class C	99,678	13,488
*	Roku Inc.	90,753	11,369
	Juniper Networks Inc.	247,716	9,205
	Lumen Technologies Inc.	779,389	8,784
*	Ciena Corp.	118,087	7,160
	Cable One Inc.	4,294	6,287
*	DISH Network Corp. Class A	189,125	5,986
*	Lumentum Holdings Inc.	53,695	5,241
*	Frontier Communications Parent Inc.	182,336	5,045
*	Vonage Holdings Corp.	184,834	3,750
*	Iridium Communications Inc.	89,951	3,627
*	Liberty Broadband Corp. Class A	26,922	3,528
*	Viavi Solutions Inc.	186,473	2,998
*	Viasat Inc.	54,846	2,676
	Cogent Communications Holdings Inc.	33,438	2,219
*	Altice USA Inc. Class A	172,745	2,156
*	Calix Inc.	41,625	1,786
	InterDigital Inc.	24,570	1,568
	Telephone & Data Systems Inc.	74,348	1,404
*	Infinera Corp.	145,087	1,258
*	Extreme Networks Inc.	100,915	1,232
*	CommScope Holding Co. Inc.	156,200	1,231
*	Plantronics Inc.	30,788	1,213
*	8x8 Inc.	81,172	1,022
	Shenandoah Telecommunications Co.	36,710	866
*	Harmonic Inc.	90,373	840
	ADTRAN Inc.	43,334	799
*	Gogo Inc.	41,820	797
*	Globalstar Inc.	528,607	777
*	Anterix Inc.	11,305	655
*	fuboTV Inc.	98,154	645
*	WideOpenWest Inc.	36,037	628
*	IDT Corp. Class B	18,097	617
*	NETGEAR Inc.	24,562	606
*	Digi International Inc.	25,720	553
*	EchoStar Corp. Class A	20,919	509
*	Clearfield Inc.	7,179	468
*,1	AST SpaceMobile Inc.	36,000	359
	Comtech Telecommunications Corp.	22,650	355
	ATN International Inc.	8,375	334
*	Consolidated Communications Holdings Inc.	54,100	319
*	United States Cellular Corp.	10,230	309
*	Ooma Inc.	19,530	293
*	Inseego Corp.	68,062	276
	Bel Fuse Inc. Class B	14,300	255
*	Akoustis Technologies Inc.	32,901	214
*	Casa Systems Inc.	34,412	156
*	CalAmp Corp.	21,071	154
*	Cambium Networks Corp.	6,400	151
*	DZS Inc.	9,587	133
*	Powerfleet Inc.	36,995	110
*	Hemisphere Media Group Inc. Class A	22,025	101
*	KVH Industries Inc.	9,132	83
*	Airgain Inc.	8,585	65
*	Aviat Networks Inc.	1,868	57
*	Genasys Inc.	13,190	36

		Shares	Market Value ($000)
*	Crexendo Inc.	5,700	21
*	IHS Holding Ltd.	1,728	19
	Network-1 Technologies Inc.	2,710	7
*	Kaltura Inc.	2,554	5
*	ClearOne Inc.	4,114	4
*	Optical Cable Corp.	476	2
*	Lantronix Inc.	111	1
			878,632
Utilities (1.8%)
	NextEra Energy Inc.	1,501,427	127,186
	Duke Energy Corp.	589,850	65,863
	Southern Co.	811,766	58,861
	Dominion Energy Inc.	622,821	52,921
	Waste Management Inc.	317,591	50,338
	Sempra Energy	238,033	40,018
	American Electric Power Co. Inc.	386,258	38,537
	Exelon Corp.	749,554	35,701
	Xcel Energy Inc.	417,883	30,159
	Waste Connections Inc.	197,680	27,616
	Public Service Enterprise Group Inc.	389,702	27,279
	Consolidated Edison Inc.	271,644	25,719
	WEC Energy Group Inc.	244,571	24,411
	Eversource Energy	265,033	23,373
	American Water Works Co. Inc.	138,854	22,985
	Republic Services Inc.	158,412	20,990
	Edison International	291,857	20,459
	FirstEnergy Corp.	422,245	19,364
	Ameren Corp.	197,298	18,499
	Entergy Corp.	156,096	18,224
*	PG&E Corp.	1,510,959	18,041
	DTE Energy Co.	134,280	17,753
	PPL Corp.	561,075	16,024
	CMS Energy Corp.	225,293	15,757
*	Constellation Energy Corp.	249,451	14,032
	CenterPoint Energy Inc.	446,303	13,675
	AES Corp.	482,571	12,417
	Atmos Energy Corp.	102,879	12,293
	Alliant Energy Corp.	196,321	12,266
	Evergy Inc.	175,616	12,002
	NiSource Inc.	308,817	9,820
	Essential Utilities Inc.	172,929	8,842
	Vistra Corp.	371,603	8,640
	NRG Energy Inc.	186,768	7,164
	Pinnacle West Capital Corp.	80,208	6,264
	OGE Energy Corp.	152,824	6,232
	UGI Corp.	151,044	5,471
	National Fuel Gas Co.	71,162	4,889
	IDACORP Inc.	40,156	4,632
*	Sunrun Inc.	151,467	4,600
*	Evoqua Water Technologies Corp.	93,598	4,397
*	Stericycle Inc.	73,158	4,310
*	Clean Harbors Inc.	38,583	4,307
	Portland General Electric Co.	71,201	3,927
	Black Hills Corp.	49,932	3,846
	Southwest Gas Holdings Inc.	48,421	3,791
	ONE Gas Inc.	41,664	3,676
	Hawaiian Electric Industries Inc.	85,697	3,626
*	Casella Waste Systems Inc. Class A	39,363	3,450

				Shares	Market Value ($000)
		New Jersey Resources Corp.		73,659	3,378
		South Jersey Industries Inc.		83,773	2,894
		Spire Inc.		37,955	2,724
		PNM Resources Inc.		56,964	2,716
		Ormat Technologies Inc.		32,620	2,669
		Avangrid Inc.		57,037	2,666
		American States Water Co.		29,394	2,617
		Avista Corp.		57,440	2,593
		ALLETE Inc.		36,684	2,457
		NorthWestern Corp.		40,235	2,434
		California Water Service Group		39,958	2,369
		MGE Energy Inc.		28,969	2,311
		Chesapeake Utilities Corp.		14,578	2,008
		Clearway Energy Inc. Class C		54,482	1,989
		SJW Group		24,606	1,712
*		Sunnova Energy International Inc.		68,864	1,588
		Middlesex Water Co.		14,057	1,478
		Northwest Natural Holding Co.		25,775	1,333
*		Archaea Energy Inc. Class A		60,300	1,322
		Clearway Energy Inc. Class A		35,643	1,188
*		US Ecology Inc.		19,458	932
*		Harsco Corp.		61,710	755
		Unitil Corp.		8,518	425
*		Heritage-Crystal Clean Inc.		14,261	422
		York Water Co.		9,268	417
		Artesian Resources Corp. Class A		6,216	302
*,1		Vertex Energy Inc.		30,099	299
*		Aris Water Solution Inc. Class A		14,434	263
*		Altus Power Inc.		34,000	253
*		Pure Cycle Corp.		12,111	146
		RGC Resources Inc.		5,719	122
		Genie Energy Ltd. Class B		13,020	88
		Via Renewables Inc. Class A		9,045	75
		Global Water Resources Inc.		2,764	46
*		Charah Solutions Inc.		4,103	21
*		Sharps Compliance Corp.		2,867	17
*		Advanced Emissions Solutions Inc.		2,073	13
*		Perma-Fix Environmental Services Inc.		605	3
*		Aqua Metals Inc.		780	1
*		Renovare Environmental Inc.		490	—
					1,043,693
Total Common Stocks (Cost $9,673,960)					34,693,440
Preferred Stocks (0.0%)
[1,5]		Meta Materials Inc. Pfd., 0.000%		92,934	113
		FAT Brands Inc. Pfd., 8.250%, 5/6/22		346	4
		Air T Funding Pfd., 8.000%, 6/7/24		28	1
Total Preferred Stocks (Cost $5)					118
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (24.8%)
U.S. Government Securities (16.9%)
	United States Treasury Note/Bond	7.125%	2/15/23	1,100	1,151
	United States Treasury Note/Bond	0.250%	4/15/23	22,265	21,917

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	0.125%	4/30/23	12,635	12,408
United States Treasury Note/Bond	1.625%	4/30/23	22,585	22,543
United States Treasury Note/Bond	0.125%	5/15/23	29,606	29,037
United States Treasury Note/Bond	1.750%	5/15/23	36,518	36,461
United States Treasury Note/Bond	0.125%	5/31/23	25,775	25,243
United States Treasury Note/Bond	1.625%	5/31/23	13,985	13,937
United States Treasury Note/Bond	2.750%	5/31/23	5,895	5,952
United States Treasury Note/Bond	0.250%	6/15/23	77,590	76,062
United States Treasury Note/Bond	0.125%	6/30/23	17,211	16,821
United States Treasury Note/Bond	1.375%	6/30/23	30,610	30,380
United States Treasury Note/Bond	2.625%	6/30/23	14,541	14,659
United States Treasury Note/Bond	0.125%	7/15/23	27,487	26,826
United States Treasury Note/Bond	0.125%	7/31/23	42,335	41,263
United States Treasury Note/Bond	1.250%	7/31/23	51,209	50,665
United States Treasury Note/Bond	2.750%	7/31/23	40,739	41,108
United States Treasury Note/Bond	0.125%	8/15/23	72,385	70,485
United States Treasury Note/Bond	2.500%	8/15/23	26,338	26,486
United States Treasury Note/Bond	6.250%	8/15/23	32,780	34,593
United States Treasury Note/Bond	0.125%	8/31/23	18,290	17,790
United States Treasury Note/Bond	1.375%	8/31/23	12,820	12,692
United States Treasury Note/Bond	2.750%	8/31/23	2,380	2,402
United States Treasury Note/Bond	0.125%	9/15/23	64,998	63,150
United States Treasury Note/Bond	0.250%	9/30/23	76,795	74,671
United States Treasury Note/Bond	1.375%	9/30/23	20,585	20,357
United States Treasury Note/Bond	2.875%	9/30/23	3,149	3,183
United States Treasury Note/Bond	0.125%	10/15/23	61,900	59,995
United States Treasury Note/Bond	0.375%	10/31/23	51,875	50,432
United States Treasury Note/Bond	1.625%	10/31/23	21,251	21,071
United States Treasury Note/Bond	2.875%	10/31/23	3	3
United States Treasury Note/Bond	0.250%	11/15/23	11,380	11,026
United States Treasury Note/Bond	2.750%	11/15/23	281	283
United States Treasury Note/Bond	0.500%	11/30/23	12,528	12,178
United States Treasury Note/Bond	2.125%	11/30/23	10,555	10,539
United States Treasury Note/Bond	2.875%	11/30/23	7	7
United States Treasury Note/Bond	0.125%	12/15/23	108,420	104,574
United States Treasury Note/Bond	0.750%	12/31/23	43,480	42,352
United States Treasury Note/Bond	2.250%	12/31/23	16	16
United States Treasury Note/Bond	2.625%	12/31/23	7,276	7,320
United States Treasury Note/Bond	0.125%	1/15/24	90,690	87,275
United States Treasury Note/Bond	0.875%	1/31/24	26,858	26,174
United States Treasury Note/Bond	2.250%	1/31/24	37,380	37,333
United States Treasury Note/Bond	2.500%	1/31/24	37,219	37,341
United States Treasury Note/Bond	0.125%	2/15/24	54,230	52,078
United States Treasury Note/Bond	2.750%	2/15/24	29,974	30,203
United States Treasury Note/Bond	1.500%	2/29/24	53,376	52,600
United States Treasury Note/Bond	2.125%	2/29/24	10,040	10,004
United States Treasury Note/Bond	2.375%	2/29/24	35,519	35,552
United States Treasury Note/Bond	0.250%	3/15/24	108,795	104,511
United States Treasury Note/Bond	2.125%	3/31/24	46,008	45,814
United States Treasury Note/Bond	2.250%	3/31/24	58,540	58,458
United States Treasury Note/Bond	0.375%	4/15/24	59,975	57,604
United States Treasury Note/Bond	2.000%	4/30/24	20,345	20,186
United States Treasury Note/Bond	2.250%	4/30/24	21,021	20,965
United States Treasury Note/Bond	0.250%	5/15/24	69,650	66,570
United States Treasury Note/Bond	2.500%	5/15/24	54,662	54,773
United States Treasury Note/Bond	2.000%	5/31/24	46,836	46,440
United States Treasury Note/Bond	0.250%	6/15/24	56,083	53,489
United States Treasury Note/Bond	1.750%	6/30/24	23,576	23,233

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.000%	6/30/24	30,635	30,357
	United States Treasury Note/Bond	0.375%	7/15/24	42,593	40,650
	United States Treasury Note/Bond	1.750%	7/31/24	13,537	13,325
	United States Treasury Note/Bond	2.125%	7/31/24	14,710	14,604
	United States Treasury Note/Bond	0.375%	8/15/24	53,215	50,679
	United States Treasury Note/Bond	2.375%	8/15/24	49,886	49,777
	United States Treasury Note/Bond	1.250%	8/31/24	18,258	17,739
	United States Treasury Note/Bond	1.875%	8/31/24	10,623	10,475
	United States Treasury Note/Bond	0.375%	9/15/24	57,320	54,454
	United States Treasury Note/Bond	1.500%	9/30/24	22,661	22,126
	United States Treasury Note/Bond	2.125%	9/30/24	40,408	40,061
[6]	United States Treasury Note/Bond	0.625%	10/15/24	128,515	122,672
	United States Treasury Note/Bond	2.250%	10/31/24	35,320	35,105
	United States Treasury Note/Bond	0.750%	11/15/24	37,635	35,971
	United States Treasury Note/Bond	2.250%	11/15/24	46,200	45,911
	United States Treasury Note/Bond	7.500%	11/15/24	675	761
	United States Treasury Note/Bond	1.500%	11/30/24	33,166	32,306
	United States Treasury Note/Bond	2.125%	11/30/24	22,105	21,884
	United States Treasury Note/Bond	1.000%	12/15/24	78,843	75,763
	United States Treasury Note/Bond	1.750%	12/31/24	9,385	9,197
	United States Treasury Note/Bond	2.250%	12/31/24	19,217	19,085
	United States Treasury Note/Bond	1.125%	1/15/25	74,715	71,960
	United States Treasury Note/Bond	1.375%	1/31/25	40,036	38,804
	United States Treasury Note/Bond	2.500%	1/31/25	18,840	18,834
	United States Treasury Note/Bond	1.500%	2/15/25	79,995	77,770
	United States Treasury Note/Bond	2.000%	2/15/25	68,041	67,084
	United States Treasury Note/Bond	1.125%	2/28/25	32,270	31,020
	United States Treasury Note/Bond	2.750%	2/28/25	19,890	20,021
	United States Treasury Note/Bond	1.750%	3/15/25	54,005	52,857
	United States Treasury Note/Bond	0.500%	3/31/25	206,241	194,317
	United States Treasury Note/Bond	0.375%	4/30/25	65,185	61,040
	United States Treasury Note/Bond	2.875%	4/30/25	53,483	54,035
	United States Treasury Note/Bond	2.125%	5/15/25	40,319	39,821
	United States Treasury Note/Bond	0.250%	5/31/25	68,490	63,760
	United States Treasury Note/Bond	2.875%	5/31/25	25,340	25,593
	United States Treasury Note/Bond	0.250%	6/30/25	16,050	14,911
	United States Treasury Note/Bond	2.750%	6/30/25	24,044	24,202
	United States Treasury Note/Bond	0.250%	7/31/25	67,172	62,271
	United States Treasury Note/Bond	2.875%	7/31/25	34,960	35,331
	United States Treasury Note/Bond	2.000%	8/15/25	52,747	51,815
	United States Treasury Note/Bond	6.875%	8/15/25	1,943	2,214
	United States Treasury Note/Bond	0.250%	8/31/25	33,812	31,287
	United States Treasury Note/Bond	0.250%	9/30/25	39,495	36,477
	United States Treasury Note/Bond	0.250%	10/31/25	25,440	23,453
	United States Treasury Note/Bond	2.250%	11/15/25	6,372	6,306
	United States Treasury Note/Bond	0.375%	11/30/25	88,850	82,131
	United States Treasury Note/Bond	0.375%	12/31/25	26,597	24,557
	United States Treasury Note/Bond	0.375%	1/31/26	78,780	72,588
	United States Treasury Note/Bond	1.625%	2/15/26	59,937	57,933
	United States Treasury Note/Bond	0.500%	2/28/26	54,345	50,244
	United States Treasury Note/Bond	0.750%	3/31/26	69,340	64,660
	United States Treasury Note/Bond	2.250%	3/31/26	25,535	25,268
	United States Treasury Note/Bond	0.750%	4/30/26	7,546	7,028
	United States Treasury Note/Bond	2.375%	4/30/26	44,065	43,803
	United States Treasury Note/Bond	0.750%	5/31/26	36,415	33,866
	United States Treasury Note/Bond	2.125%	5/31/26	17,795	17,517
	United States Treasury Note/Bond	0.875%	6/30/26	64,211	59,967
	United States Treasury Note/Bond	1.875%	6/30/26	16,182	15,772

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	0.625%	7/31/26	50,979	47,044
	United States Treasury Note/Bond	1.875%	7/31/26	15,760	15,356
	United States Treasury Note/Bond	1.500%	8/15/26	51,245	49,107
	United States Treasury Note/Bond	6.750%	8/15/26	3,095	3,634
	United States Treasury Note/Bond	0.750%	8/31/26	6,113	5,666
	United States Treasury Note/Bond	0.875%	9/30/26	64,685	60,218
	United States Treasury Note/Bond	1.125%	10/31/26	17,773	16,718
	United States Treasury Note/Bond	1.625%	10/31/26	20,445	19,678
	United States Treasury Note/Bond	2.000%	11/15/26	50,899	49,778
	United States Treasury Note/Bond	6.500%	11/15/26	910	1,067
	United States Treasury Note/Bond	1.250%	11/30/26	9,805	9,275
	United States Treasury Note/Bond	1.625%	11/30/26	25,526	24,565
	United States Treasury Note/Bond	1.250%	12/31/26	41,157	38,887
	United States Treasury Note/Bond	1.750%	12/31/26	29,266	28,315
	United States Treasury Note/Bond	1.500%	1/31/27	41,509	39,667
	United States Treasury Note/Bond	2.250%	2/15/27	26,207	25,929
	United States Treasury Note/Bond	1.125%	2/28/27	98,502	92,407
	United States Treasury Note/Bond	1.875%	2/28/27	1,433	1,395
	United States Treasury Note/Bond	0.625%	3/31/27	64,045	58,541
	United States Treasury Note/Bond	2.500%	3/31/27	37,815	37,898
	United States Treasury Note/Bond	0.500%	4/30/27	73,800	66,916
	United States Treasury Note/Bond	2.375%	5/15/27	39,787	39,607
	United States Treasury Note/Bond	0.500%	5/31/27	67,015	60,628
	United States Treasury Note/Bond	0.500%	6/30/27	19,470	17,593
	United States Treasury Note/Bond	0.375%	7/31/27	75,475	67,668
	United States Treasury Note/Bond	2.250%	8/15/27	44,310	43,818
	United States Treasury Note/Bond	0.500%	8/31/27	49,244	44,335
	United States Treasury Note/Bond	0.375%	9/30/27	45,460	40,573
	United States Treasury Note/Bond	0.500%	10/31/27	56,885	51,072
	United States Treasury Note/Bond	2.250%	11/15/27	49,833	49,241
	United States Treasury Note/Bond	6.125%	11/15/27	775	922
	United States Treasury Note/Bond	0.625%	11/30/27	81,305	73,378
	United States Treasury Note/Bond	0.625%	12/31/27	74,020	66,722
	United States Treasury Note/Bond	0.750%	1/31/28	61,625	55,886
	United States Treasury Note/Bond	2.750%	2/15/28	20,868	21,188
	United States Treasury Note/Bond	1.125%	2/29/28	84,425	78,278
	United States Treasury Note/Bond	1.250%	3/31/28	72,966	68,052
	United States Treasury Note/Bond	1.250%	4/30/28	64,511	60,096
	United States Treasury Note/Bond	2.875%	5/15/28	25,665	26,263
	United States Treasury Note/Bond	1.250%	5/31/28	68,185	63,476
[6]	United States Treasury Note/Bond	1.250%	6/30/28	103,749	96,519
	United States Treasury Note/Bond	1.000%	7/31/28	84,064	76,919
	United States Treasury Note/Bond	2.875%	8/15/28	53,510	54,814
	United States Treasury Note/Bond	5.500%	8/15/28	4,895	5,765
	United States Treasury Note/Bond	1.125%	8/31/28	41,850	38,561
	United States Treasury Note/Bond	1.250%	9/30/28	113,870	105,668
	United States Treasury Note/Bond	1.375%	10/31/28	54,550	50,987
	United States Treasury Note/Bond	3.125%	11/15/28	27,149	28,261
	United States Treasury Note/Bond	5.250%	11/15/28	14,810	17,332
	United States Treasury Note/Bond	1.500%	11/30/28	76,835	72,381
	United States Treasury Note/Bond	1.375%	12/31/28	27,340	25,554
	United States Treasury Note/Bond	1.750%	1/31/29	56,105	53,729
	United States Treasury Note/Bond	2.625%	2/15/29	53,000	53,629
	United States Treasury Note/Bond	1.875%	2/28/29	39,990	38,603
	United States Treasury Note/Bond	2.375%	3/31/29	52,975	52,818
	United States Treasury Note/Bond	1.625%	8/15/29	19,267	18,271
	United States Treasury Note/Bond	1.750%	11/15/29	36,000	34,442
	United States Treasury Note/Bond	1.500%	2/15/30	66,129	61,985

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	0.625%	5/15/30	81,827	71,330
	United States Treasury Note/Bond	6.250%	5/15/30	12,570	16,152
	United States Treasury Note/Bond	0.625%	8/15/30	88,711	77,040
	United States Treasury Note/Bond	0.875%	11/15/30	94,936	84,093
	United States Treasury Note/Bond	1.125%	2/15/31	102,102	92,211
	United States Treasury Note/Bond	5.375%	2/15/31	8,005	9,939
	United States Treasury Note/Bond	1.625%	5/15/31	98,188	92,465
	United States Treasury Note/Bond	1.250%	8/15/31	107,507	97,731
	United States Treasury Note/Bond	1.375%	11/15/31	101,870	93,482
	United States Treasury Note/Bond	1.875%	2/15/32	90,048	86,460
	United States Treasury Note/Bond	4.500%	2/15/36	10,234	12,943
[6]	United States Treasury Note/Bond	5.000%	5/15/37	16,211	21,672
	United States Treasury Note/Bond	4.375%	2/15/38	18,517	23,415
	United States Treasury Note/Bond	4.500%	5/15/38	6,044	7,747
	United States Treasury Note/Bond	3.500%	2/15/39	6,398	7,322
	United States Treasury Note/Bond	4.250%	5/15/39	7,883	9,860
	United States Treasury Note/Bond	4.500%	8/15/39	9,884	12,735
[6]	United States Treasury Note/Bond	4.375%	11/15/39	11,686	14,830
	United States Treasury Note/Bond	4.625%	2/15/40	10,000	13,091
	United States Treasury Note/Bond	1.125%	5/15/40	52,285	41,142
	United States Treasury Note/Bond	4.375%	5/15/40	5,139	6,531
	United States Treasury Note/Bond	1.125%	8/15/40	37,305	29,214
	United States Treasury Note/Bond	3.875%	8/15/40	8,449	10,082
	United States Treasury Note/Bond	1.375%	11/15/40	57,480	46,954
	United States Treasury Note/Bond	4.250%	11/15/40	4,317	5,387
	United States Treasury Note/Bond	1.875%	2/15/41	56,471	50,242
	United States Treasury Note/Bond	4.750%	2/15/41	5,967	7,931
	United States Treasury Note/Bond	2.250%	5/15/41	69,360	65,458
	United States Treasury Note/Bond	4.375%	5/15/41	11,000	13,965
	United States Treasury Note/Bond	1.750%	8/15/41	70,496	61,056
	United States Treasury Note/Bond	3.750%	8/15/41	12,000	14,094
	United States Treasury Note/Bond	2.000%	11/15/41	31,715	28,667
	United States Treasury Note/Bond	3.125%	11/15/41	13,128	14,141
	United States Treasury Note/Bond	2.375%	2/15/42	33,570	32,369
[6]	United States Treasury Note/Bond	3.125%	2/15/42	12,579	13,562
	United States Treasury Note/Bond	3.000%	5/15/42	11,950	12,637
	United States Treasury Note/Bond	2.750%	8/15/42	14,706	14,933
	United States Treasury Note/Bond	2.750%	11/15/42	22,620	22,942
	United States Treasury Note/Bond	3.125%	2/15/43	23,361	25,109
	United States Treasury Note/Bond	2.875%	5/15/43	32,064	33,146
	United States Treasury Note/Bond	3.625%	8/15/43	27,265	31,589
	United States Treasury Note/Bond	3.750%	11/15/43	19,000	22,444
	United States Treasury Note/Bond	3.625%	2/15/44	28,823	33,480
	United States Treasury Note/Bond	3.375%	5/15/44	22,600	25,344
	United States Treasury Note/Bond	3.125%	8/15/44	30,000	32,381
	United States Treasury Note/Bond	3.000%	11/15/44	29,816	31,568
	United States Treasury Note/Bond	2.500%	2/15/45	31,348	30,525
	United States Treasury Note/Bond	3.000%	5/15/45	24,914	26,456
	United States Treasury Note/Bond	2.875%	8/15/45	34,617	36,055
	United States Treasury Note/Bond	3.000%	11/15/45	16,493	17,581
	United States Treasury Note/Bond	2.500%	2/15/46	34,749	34,005
	United States Treasury Note/Bond	2.500%	5/15/46	32,775	32,094
	United States Treasury Note/Bond	2.250%	8/15/46	29,394	27,469
	United States Treasury Note/Bond	2.875%	11/15/46	12,440	13,079
	United States Treasury Note/Bond	3.000%	2/15/47	22,400	24,097
	United States Treasury Note/Bond	3.000%	5/15/47	30,222	32,588
	United States Treasury Note/Bond	2.750%	8/15/47	32,138	33,273
	United States Treasury Note/Bond	2.750%	11/15/47	32,850	34,041

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.000%	2/15/48	42,638	46,389
	United States Treasury Note/Bond	3.125%	5/15/48	37,817	42,178
	United States Treasury Note/Bond	3.000%	8/15/48	41,009	44,718
	United States Treasury Note/Bond	3.375%	11/15/48	26,886	31,456
	United States Treasury Note/Bond	3.000%	2/15/49	5,000	5,488
	United States Treasury Note/Bond	2.875%	5/15/49	25,488	27,372
	United States Treasury Note/Bond	2.250%	8/15/49	35,650	33,856
	United States Treasury Note/Bond	2.375%	11/15/49	34,864	34,058
	United States Treasury Note/Bond	2.000%	2/15/50	41,881	37,680
	United States Treasury Note/Bond	1.250%	5/15/50	77,501	57,847
	United States Treasury Note/Bond	1.375%	8/15/50	76,670	59,060
	United States Treasury Note/Bond	1.625%	11/15/50	58,713	48,163
	United States Treasury Note/Bond	1.875%	2/15/51	69,680	60,839
	United States Treasury Note/Bond	2.375%	5/15/51	75,905	74,351
	United States Treasury Note/Bond	2.000%	8/15/51	61,285	55,204
	United States Treasury Note/Bond	1.875%	11/15/51	69,441	60,826
	United States Treasury Note/Bond	2.250%	2/15/52	54,575	52,264
					9,627,053
Agency Bonds and Notes (0.4%)
[7]	AID-Israel	5.500%	12/4/23	375	394
[7]	AID-Israel	5.500%	4/26/24	1,400	1,484
[7]	AID-Israel	5.500%	9/18/33	400	504
[7]	AID-Jordan	3.000%	6/30/25	400	404
	Federal Farm Credit Banks	0.125%	4/13/23	3,000	2,952
	Federal Farm Credit Banks	0.125%	5/10/23	2,225	2,184
	Federal Farm Credit Banks	1.770%	6/26/23	575	574
	Federal Farm Credit Banks	0.500%	12/1/23	3,000	2,914
	Federal Farm Credit Banks	3.500%	12/20/23	500	510
	Federal Farm Credit Banks	0.900%	1/18/24	1,200	1,171
	Federal Farm Credit Banks	0.250%	2/26/24	2,500	2,404
	Federal Farm Credit Banks	0.875%	11/18/24	876	841
	Federal Farm Credit Banks	1.125%	1/6/25	930	896
	Federal Farm Credit Banks	1.750%	2/14/25	1,490	1,458
[8]	Federal Farm Credit Banks	2.510%	4/1/25	1,250	1,249
	Federal Home Loan Banks	0.125%	6/2/23	8,500	8,327
	Federal Home Loan Banks	0.125%	8/28/23	2,925	2,845
	Federal Home Loan Banks	0.500%	11/9/23	1,050	1,021
	Federal Home Loan Banks	0.625%	12/22/23	900	875
	Federal Home Loan Banks	2.500%	2/13/24	3,515	3,527
	Federal Home Loan Banks	2.125%	2/28/24	2,025	2,018
	Federal Home Loan Banks	2.875%	6/14/24	2,000	2,021
	Federal Home Loan Banks	1.500%	8/15/24	1,990	1,948
	Federal Home Loan Banks	5.375%	8/15/24	815	870
[9]	Federal Home Loan Banks	1.000%	12/20/24	900	865
	Federal Home Loan Banks	0.500%	4/14/25	3,500	3,293
	Federal Home Loan Banks	0.375%	9/4/25	800	743
	Federal Home Loan Banks	1.250%	12/21/26	500	471
	Federal Home Loan Banks	3.250%	6/9/28	2,700	2,806
	Federal Home Loan Banks	3.250%	11/16/28	1,965	2,051
	Federal Home Loan Banks	5.500%	7/15/36	2,775	3,657
[10]	Federal Home Loan Mortgage Corp.	0.375%	4/20/23	4,800	4,732
[10]	Federal Home Loan Mortgage Corp.	0.375%	5/5/23	3,000	2,955
[9,10]	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	4,000	4,039
[10]	Federal Home Loan Mortgage Corp.	0.250%	6/26/23	6,000	5,874
[10]	Federal Home Loan Mortgage Corp.	0.250%	8/24/23	4,975	4,848
[10]	Federal Home Loan Mortgage Corp.	0.250%	9/8/23	4,800	4,672
[10]	Federal Home Loan Mortgage Corp.	0.125%	10/16/23	3,500	3,390
[10]	Federal Home Loan Mortgage Corp.	0.250%	11/6/23	7,000	6,783

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	Federal Home Loan Mortgage Corp.	0.250%	12/4/23	6,000	5,804
[10]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	5,000	4,860
[9,10]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	4,500	4,192
[10]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	10,500	9,747
[9,10]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	2,270	2,910
[10]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	6,141	8,134
[10]	Federal National Mortgage Assn.	0.250%	5/22/23	2,500	2,455
[10]	Federal National Mortgage Assn.	0.250%	7/10/23	3,000	2,933
[10]	Federal National Mortgage Assn.	2.875%	9/12/23	2,000	2,021
[10]	Federal National Mortgage Assn.	0.250%	11/27/23	4,000	3,871
[10]	Federal National Mortgage Assn.	2.500%	2/5/24	3,881	3,894
[10]	Federal National Mortgage Assn.	1.750%	7/2/24	2,055	2,025
[10]	Federal National Mortgage Assn.	2.625%	9/6/24	660	663
[10]	Federal National Mortgage Assn.	1.625%	10/15/24	3,890	3,811
[10]	Federal National Mortgage Assn.	1.625%	1/7/25	3,460	3,379
[10]	Federal National Mortgage Assn.	0.500%	6/17/25	3,000	2,811
[10]	Federal National Mortgage Assn.	0.375%	8/25/25	6,000	5,579
[10]	Federal National Mortgage Assn.	0.500%	11/7/25	8,500	7,912
[10]	Federal National Mortgage Assn.	2.125%	4/24/26	1,600	1,574
[10]	Federal National Mortgage Assn.	1.875%	9/24/26	2,900	2,816
[10]	Federal National Mortgage Assn.	0.750%	10/8/27	8,500	7,729
[10]	Federal National Mortgage Assn.	6.250%	5/15/29	2,000	2,479
[10]	Federal National Mortgage Assn.	7.125%	1/15/30	2,405	3,178
[10]	Federal National Mortgage Assn.	7.250%	5/15/30	2,025	2,712
[10]	Federal National Mortgage Assn.	0.875%	8/5/30	7,000	6,114
[10]	Federal National Mortgage Assn.	6.625%	11/15/30	9,320	12,201
[10]	Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,697
[9]	Private Export Funding Corp.	3.550%	1/15/24	725	736
[9]	Private Export Funding Corp.	2.450%	7/15/24	525	521
[9]	Private Export Funding Corp.	1.750%	11/15/24	280	273
[9]	Private Export Funding Corp.	3.250%	6/15/25	175	177
[9]	Private Export Funding Corp.	1.400%	7/15/28	800	728
	Tennessee Valley Authority	2.875%	9/15/24	954	961
	Tennessee Valley Authority	0.750%	5/15/25	500	473
[9]	Tennessee Valley Authority	6.750%	11/1/25	2,920	3,323
[9]	Tennessee Valley Authority	2.875%	2/1/27	1,000	1,012
	Tennessee Valley Authority	7.125%	5/1/30	2,000	2,637
	Tennessee Valley Authority	1.500%	9/15/31	1,650	1,478
[9]	Tennessee Valley Authority	4.700%	7/15/33	575	670
	Tennessee Valley Authority	4.650%	6/15/35	500	584
	Tennessee Valley Authority	5.880%	4/1/36	785	1,030
	Tennessee Valley Authority	5.500%	6/15/38	225	293
	Tennessee Valley Authority	5.250%	9/15/39	2,417	3,071
	Tennessee Valley Authority	3.500%	12/15/42	200	204
	Tennessee Valley Authority	5.375%	4/1/56	580	832
	Tennessee Valley Authority	4.625%	9/15/60	519	670
	Tennessee Valley Authority	4.250%	9/15/65	700	865
					232,609
Conventional Mortgage-Backed Securities (7.5%)
[9,10]	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	1,500	1,458
[9,10]	Freddie Mac Gold Pool	2.500%	4/1/27–2/1/43	27,009	26,840
[9,10]	Freddie Mac Gold Pool	3.000%	10/1/24–4/1/47	83,456	83,140
[9,10]	Freddie Mac Gold Pool	3.500%	9/1/25–11/1/48	91,018	92,544
[9,10]	Freddie Mac Gold Pool	4.000%	3/1/24–11/1/48	51,414	53,186
[9,10]	Freddie Mac Gold Pool	4.500%	3/1/23–1/1/49	22,617	23,950
[9,10]	Freddie Mac Gold Pool	5.000%	9/1/22–1/1/49	7,782	8,353
[9,10]	Freddie Mac Gold Pool	5.500%	1/1/23–6/1/41	6,651	7,362
[9,10]	Freddie Mac Gold Pool	6.000%	2/1/26–5/1/40	3,664	4,192

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9,10]	Freddie Mac Gold Pool	7.000%	3/1/26–12/1/38	296	327
[9,10]	Freddie Mac Gold Pool	7.500%	2/1/24–5/1/28	30	32
[9,10]	Freddie Mac Gold Pool	8.000%	12/1/25–1/1/31	27	29
[9,10]	Freddie Mac Gold Pool	8.500%	10/1/26–5/1/27	3	3
[9,10]	Freddie Mac Gold Pool	9.000%	7/1/24	2	2
[9]	Ginnie Mae I Pool	3.000%	1/15/26–5/15/45	4,422	4,416
[9]	Ginnie Mae I Pool	3.500%	11/15/25–9/15/49	4,914	5,066
[9]	Ginnie Mae I Pool	4.000%	10/15/24–6/15/46	7,052	7,363
[9]	Ginnie Mae I Pool	4.500%	10/15/24–2/15/49	6,631	7,261
[9]	Ginnie Mae I Pool	5.000%	5/15/34–4/15/41	4,006	4,465
[9]	Ginnie Mae I Pool	6.000%	6/15/32	70	76
[9]	Ginnie Mae I Pool	6.500%	4/15/26–8/15/39	530	557
[9]	Ginnie Mae I Pool	7.000%	3/15/24–8/15/32	216	237
[9]	Ginnie Mae I Pool	7.500%	7/15/24–3/15/32	67	70
[9]	Ginnie Mae I Pool	8.000%	7/15/25–3/15/32	45	50
[9]	Ginnie Mae I Pool	8.500%	1/15/27–6/15/30	6	5
[9]	Ginnie Mae I Pool	9.000%	9/15/25	2	2
[9]	Ginnie Mae II Pool	1.500%	2/20/51–12/20/51	4,988	4,577
[8,9]	Ginnie Mae II Pool	2.000%	8/20/50–4/15/52	209,944	200,088
[8,9]	Ginnie Mae II Pool	2.500%	6/20/27–4/15/52	196,668	191,242
[8,9]	Ginnie Mae II Pool	3.000%	2/20/27–4/15/52	195,909	194,503
[8,9]	Ginnie Mae II Pool	3.500%	9/20/25–4/15/52	142,619	145,245
[9]	Ginnie Mae II Pool	4.000%	9/20/25–5/20/50	66,348	68,937
[9]	Ginnie Mae II Pool	4.500%	11/20/35–1/20/50	33,538	35,478
[9]	Ginnie Mae II Pool	5.000%	5/20/39–12/20/49	10,260	11,330
[9]	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	364	407
[9]	Ginnie Mae II Pool	7.000%	4/20/38–8/20/38	39	43
[8,9,10]	UMBS Pool	1.500%	7/1/35–9/1/51	266,208	243,546
[8,9,10]	UMBS Pool	2.000%	11/1/23–4/25/52	1,131,268	1,059,656
[8,9,10]	UMBS Pool	2.500%	8/1/22–4/25/52	792,744	761,954
[8,9,10]	UMBS Pool	3.000%	1/1/26–4/25/52	464,007	458,369
[8,9,10]	UMBS Pool	3.500%	9/1/25–4/25/52	248,779	251,933
[8,9,10]	UMBS Pool	4.000%	2/1/24–4/25/52	168,572	173,801
[9,10]	UMBS Pool	4.500%	4/1/23–7/1/50	80,142	84,594
[9,10]	UMBS Pool	5.000%	12/1/22–3/1/50	30,124	32,205
[9,10]	UMBS Pool	5.500%	7/1/25–6/1/49	10,391	11,562
[9,10]	UMBS Pool	6.000%	6/1/28–5/1/41	8,136	9,238
[9,10]	UMBS Pool	7.000%	12/1/22–11/1/37	846	956
[9,10]	UMBS Pool	7.500%	8/1/26–12/1/32	80	86
[9,10]	UMBS Pool	8.000%	12/1/26–7/1/30	12	13
[9,10]	UMBS Pool	8.500%	10/1/24–7/1/30	9	11
[9,10]	UMBS Pool	9.000%	1/1/25–6/1/26	3	3
					4,270,763
Nonconventional Mortgage-Backed Securities (0.0%)
[9,10,11]	Fannie Mae Pool, 1 YR CMT + 2.155%	2.280%	12/1/37	37	38
[9,10,11]	Fannie Mae Pool, 1 YR CMT + 2.313%	2.438%	1/1/35	21	22
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.290%	1.779%	12/1/41	27	28
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.310%	1.560%	9/1/37	54	55
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.432%	1.682%	7/1/36	8	8
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.470%	1.828%	3/1/43	114	117
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.530%	1.780%	12/1/43	58	59
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.555%	1.805%	9/1/43	11	12

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.560%	2.305%	7/1/43	187	190
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.597%	1.847%	8/1/35	38	39
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.601%	1.851%	10/1/37	18	19
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.606%	1.906%	6/1/43	37	38
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.623%	2.078%	2/1/36	17	17
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.627%	2.127%	3/1/38	5	6
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.635%	1.885%	11/1/36	14	14
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.660%	1.910%	9/1/40	5	5
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.662%	2.006%	1/1/37	13	14
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.665%	1.915%	6/1/36	2	2
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.671%	1.920%	10/1/42	46	47
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.678%	1.933%	1/1/42	53	54
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.680%	1.948%	8/1/39	44	45
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.684%	1.960%	6/1/42	89	92
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.685%	1.935%	12/1/33	12	12
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	1.940%	10/1/39–9/1/42	77	80
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	1.947%	5/1/40	10	10
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.695%	1.945%	7/1/39	6	6
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.698%	1.948%	8/1/40	9	9
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	1.950%	12/1/40	29	30
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	2.075%	7/1/37	8	9
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.701%	1.951%	10/1/42	31	33
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.705%	1.955%	11/1/39	7	8
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.716%	2.173%	5/1/42	51	53
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.735%	1.993%	9/1/43	78	81
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.736%	1.986%	6/1/41	9	9
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.747%	1.997%	7/1/41	50	53
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	2.000%	10/1/40	8	8
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.752%	2.002%	9/1/34	10	10
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.764%	2.035%	11/1/39	15	15

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.769%	2.136%	5/1/42	18	19
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.780%	2.280%	2/1/41	19	19
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.781%	2.146%	7/1/42	42	43
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.794%	2.135%	8/1/42	85	88
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	2.410%	3/1/42	52	54
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.799%	2.080%	3/1/42	47	50
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.799%	2.171%	2/1/42	126	131
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	2.053%	9/1/40	27	29
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	2.055%	11/1/41	37	38
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	2.060%	11/1/33–12/1/40	36	38
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.063%	11/1/41	23	24
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.074%	1/1/42	20	21
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.065%	11/1/40–12/1/41	49	52
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.066%	5/1/41	27	28
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.214%	3/1/41	24	25
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.230%	2/1/41	13	14
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.820%	2.070%	12/1/40	4	4
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.821%	2.077%	2/1/42	32	33
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.825%	2.575%	3/1/41	22	23
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	2.080%	6/1/41	38	39
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	2.308%	4/1/41	29	30
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.834%	2.156%	2/1/41	11	11
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	2.107%	1/1/40	28	29
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.839%	2.089%	12/1/39	14	14
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.840%	2.090%	8/1/39	15	15
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.864%	2.114%	5/1/40	6	6
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.880%	2.165%	11/1/34	20	21
[9,10,11]	Fannie Mae Pool, 12M USD LIBOR + 1.914%	2.164%	4/1/37	24	25
[9,10,11]	Fannie Mae Pool, 6M USD LIBOR + 1.058%	1.506%	4/1/37	13	13
[9,10,11]	Fannie Mae Pool, 6M USD LIBOR + 1.840%	2.090%	8/1/37	17	18
[9,10]	Fannie Mae REMICS	2.418%	3/25/23	413	413

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9,10,11]	Freddie Mac Non Gold Pool, 1 YR CMT + 2.250%	2.375%	11/1/34–5/1/36	24	24
[9,10,11]	Freddie Mac Non Gold Pool, 1 YR CMT + 2.250%	2.490%	2/1/36	16	16
[9,10,11]	Freddie Mac Non Gold Pool, 1 YR CMT + 2.410%	2.533%	10/1/36	20	21
[9,10,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.464%	1.888%	3/1/37	1	1
[9,10,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.516%	1.781%	9/1/37	14	15
[9,10,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	1.875%	1/1/38	4	4
[9,10,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	1.890%	12/1/36–11/1/43	80	82
[9,10,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	1.910%	10/1/37	7	7
[9,10,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.665%	1.915%	12/1/34	5	5
[9,10,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	2.075%	2/1/37	15	15
[9,10,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	1.993%	1/1/35	2	2
[9,10,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	1.992%	12/1/36	12	12
[9,10,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	1.995%	12/1/40	40	41
[9,10,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	2.000%	5/1/38–12/1/41	33	34
[9,10,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.800%	2.050%	12/1/35	12	12
[9,10,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.830%	2.079%	3/1/42	26	27
[9,10,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.845%	2.139%	2/1/42	9	9
[9,10,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.130%	5/1/40–6/1/41	33	33
[9,10,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.132%	6/1/40	5	6
[9,10,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.223%	1/1/41	31	31
[9,10,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.380%	3/1/41	3	3
[9,10,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.887%	2.317%	2/1/42	17	17
[9,10,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.895%	2.144%	9/1/40	34	35
[9,10,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	2.150%	6/1/40–11/1/40	20	21
[9,10,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.201%	1/1/41	6	6
[9,10,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.393%	2/1/41	8	8
[9,10,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.410%	2/1/41	7	7
[9,10,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.005%	2.255%	5/1/37	24	25
[9,10,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	2.585%	3/1/38	5	5
[9,10,11]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.665%	1.867%	1/1/37	42	43

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9,11]	Ginnie Mae II Pool, 1 YR CMT + 1.500%	1.625%	7/20/38–8/20/41	157	161
[9,11]	Ginnie Mae II Pool, 1 YR CMT + 1.500%	1.750%	10/20/38–12/20/43	414	423
[9,11]	Ginnie Mae II Pool, 1 YR CMT + 1.500%	1.875%	4/20/41–6/20/43	231	236
[9,11]	Ginnie Mae II Pool, 1 YR CMT + 1.500%	2.000%	1/20/41–3/20/43	335	346
[9,11]	Ginnie Mae II Pool, 1 YR CMT + 2.000%	2.000%	5/20/41	9	9
[9,11]	Ginnie Mae II Pool, 1 YR CMT + 2.000%	2.250%	11/20/40	5	5
[9,11]	Ginnie Mae II Pool, 1 YR CMT + 2.000%	2.375%	5/20/41	6	6
					4,467
Total U.S. Government and Agency Obligations (Cost $14,837,647)					14,134,892
Asset-Backed/Commercial Mortgage-Backed Securities (0.9%)
[9]	Ally Auto Receivables Trust Series 2019-2	2.260%	8/15/24	125	125
[9]	Ally Auto Receivables Trust Series 2019-4	1.920%	1/15/25	125	125
[9]	American Express Credit Account Master Trust Series 2018-2	3.010%	10/15/25	1,075	1,085
[9]	American Express Credit Account Master Trust Series 2021-1	0.900%	11/15/26	2,025	1,932
[9]	AmeriCredit Automobile Receivables Trust Series 2018-1	3.500%	1/18/24	76	76
[9]	AmeriCredit Automobile Receivables Trust Series 2020-1	1.110%	8/19/24	405	405
[9]	AmeriCredit Automobile Receivables Trust Series 2020-2	0.660%	12/18/24	22	22
[9]	AmeriCredit Automobile Receivables Trust Series 2020-3	0.530%	6/18/25	1,025	1,015
[9]	AmeriCredit Automobile Receivables Trust Series 2020-3	0.760%	12/18/25	100	97
[9]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.370%	8/18/25	250	247
[9]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.680%	10/19/26	150	145
[9]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.890%	10/19/26	100	95
[9]	AmeriCredit Automobile Receivables Trust Series 2021-2	0.340%	12/18/26	75	73
[9]	AmeriCredit Automobile Receivables Trust Series 2021-3	0.760%	8/18/26	100	97
[9]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.170%	8/18/27	50	47
[9]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.410%	8/18/27	100	95
[9]	BA Credit Card Trust Series 2019-A1	1.740%	1/15/25	750	751
[9]	BA Credit Card Trust Series 2020-A1	0.340%	5/15/26	1,000	962
[9]	BA Credit Card Trust Series 2021-A1	0.440%	9/15/26	250	239
[9]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.429%	9/15/48	128	129
[9]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.705%	9/15/48	300	302
[9]	Banc of America Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	1,080	1,088

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Banc of America Commercial Mortgage Trust Series 2017-BNK3	3.748%	2/15/50	420	420
[9]	BANK Series 2017-BNK4	3.625%	5/15/50	800	809
[9]	BANK Series 2017-BNK5	3.390%	6/15/60	700	701
[9]	BANK Series 2017-BNK5	3.624%	6/15/60	350	348
[9]	BANK Series 2017-BNK6	3.254%	7/15/60	175	174
[9]	BANK Series 2017-BNK6	3.518%	7/15/60	980	987
[9]	BANK Series 2017-BNK6	3.741%	7/15/60	780	780
[9]	BANK Series 2017-BNK7	3.175%	9/15/60	480	471
[9]	BANK Series 2017-BNK7	3.435%	9/15/60	275	276
[9]	BANK Series 2017-BNK7	3.748%	9/15/60	300	301
[9]	BANK Series 2017-BNK8	3.488%	11/15/50	600	604
[9]	BANK Series 2017-BNK8	3.731%	11/15/50	100	100
[9]	BANK Series 2017-BNK8	4.069%	11/15/50	250	242
[9]	BANK Series 2017-BNK9	3.279%	11/15/54	600	597
[9]	BANK Series 2017-BNK9	3.538%	11/15/54	600	605
[9]	BANK Series 2018-BN10	3.641%	2/15/61	125	125
[9]	BANK Series 2018-BN10	3.688%	2/15/61	400	407
[9]	BANK Series 2018-BN10	3.898%	2/15/61	150	152
[9]	BANK Series 2018-BN11	4.046%	3/15/61	400	415
[9]	BANK Series 2018-BN12	4.255%	5/15/61	500	524
[9]	BANK Series 2018-BN12	4.355%	5/15/61	150	155
[9]	BANK Series 2018-BN13	3.953%	8/15/61	165	169
[9]	BANK Series 2018-BN13	4.217%	8/15/61	825	864
[9]	BANK Series 2018-BN14	3.966%	9/15/60	100	103
[9]	BANK Series 2018-BN14	4.128%	9/15/60	199	202
[9]	BANK Series 2018-BN14	4.231%	9/15/60	250	262
[9]	BANK Series 2018-BN14	4.481%	9/15/60	175	183
[9]	BANK Series 2018-BN15	4.407%	11/15/61	470	498
[9]	BANK Series 2019-BN16	4.005%	2/15/52	275	286
[9]	BANK Series 2019-BN17	3.714%	4/15/52	360	368
[9]	BANK Series 2019-BN17	3.976%	4/15/52	75	76
[9]	BANK Series 2019-BN18	3.584%	5/15/62	640	649
[9]	BANK Series 2019-BN18	3.826%	5/15/62	200	201
[9]	BANK Series 2019-BN19	3.183%	8/15/61	550	544
[9]	BANK Series 2019-BN19	4.032%	8/15/61	140	136
[9]	BANK Series 2019-BN20	3.011%	9/15/62	725	708
[9]	BANK Series 2019-BN21	2.851%	10/17/52	595	575
[9]	BANK Series 2019-BN21	3.093%	10/17/52	300	288
[9]	BANK Series 2019-BN22	2.978%	11/15/62	315	307
[9]	BANK Series 2019-BN23	2.920%	12/15/52	735	713
[9]	BANK Series 2019-BN23	3.203%	12/15/52	275	267
[9]	BANK Series 2019-BN24	2.960%	11/15/62	575	559
[9]	BANK Series 2019-BN24	3.283%	11/15/62	275	265
[9]	BANK Series 2020-BN25	2.649%	1/15/63	375	356
[9]	BANK Series 2020-BN25	2.841%	1/15/63	265	246
[9]	BANK Series 2020-BN26	2.403%	3/15/63	675	630
[9]	BANK Series 2020-BN26	2.687%	3/15/63	215	201
[9]	BANK Series 2020-BN27	2.144%	4/15/63	600	549
[9]	BANK Series 2020-BN27	2.551%	4/15/63	175	161
[9]	BANK Series 2020-BN28	1.844%	3/15/63	180	160
[9]	BANK Series 2020-BN29	1.997%	11/15/53	250	225
[9]	BANK Series 2020-BN30	1.925%	12/15/53	300	268
[9]	BANK Series 2020-BN30	2.111%	12/15/53	35	31
[9]	BANK Series 2021-BN31	2.036%	2/15/54	225	203
[9]	BANK Series 2021-BN31	2.211%	2/15/54	125	111
[9]	BANK Series 2021-BN32	2.643%	4/15/54	350	331
[9]	BANK Series 2021-BN33	2.556%	5/15/64	175	164

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	BANK Series 2021-BN34	2.438%	6/15/63	675	626
[9]	BANK Series 2021-BN35	2.285%	6/15/64	400	366
[9]	BANK Series 2021-BN36	2.470%	9/15/64	600	558
[9]	BANK Series 2021-BN36	2.695%	9/15/64	175	161
[9]	BANK Series 2021-BN37	2.618%	11/15/64	600	564
[9]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	225	227
[9]	Barclays Commercial Mortgage Trust Series 2019-C4	2.919%	8/15/52	1,150	1,115
[9]	Barclays Commercial Mortgage Trust Series 2019-C4	3.171%	8/15/52	100	97
[9]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	625	611
[9]	Barclays Commercial Mortgage Trust Series 2019-C5	3.366%	11/15/52	375	367
[9]	BBCMS Mortgage Trust Series 2017-C1	3.674%	2/15/50	1,175	1,188
[9]	BBCMS Mortgage Trust Series 2017-C1	3.898%	2/15/50	325	325
[9]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	500	528
[9]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	450	427
[9]	BBCMS Mortgage Trust Series 2020-C6	2.840%	2/15/53	143	135
[9]	BBCMS Mortgage Trust Series 2020-C7	2.037%	4/15/53	150	136
[9]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	525	473
[9]	BBCMS Mortgage Trust Series 2020-C8	2.398%	10/15/53	110	99
[9]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	650	597
[9]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/54	225	206
[9]	BBCMS Mortgage Trust Series 2021-C11	2.536%	9/15/54	100	91
[9]	BBCMS Mortgage Trust Series 2021-C12	2.689%	11/15/54	375	354
[9]	BBCMS Mortgage Trust Series 2022-C14	2.946%	2/15/55	950	917
[9]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	650	607
[9]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	450	456
[9]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	200	202
[9]	Benchmark Mortgage Trust Series 2018-B2	3.662%	2/15/51	450	452
[9]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/51	2,280	2,337
[9]	Benchmark Mortgage Trust Series 2018-B2	4.084%	2/15/51	625	637
[9]	Benchmark Mortgage Trust Series 2018-B3	3.848%	4/10/51	290	293
[9]	Benchmark Mortgage Trust Series 2018-B3	4.025%	4/10/51	1,000	1,033
[9]	Benchmark Mortgage Trust Series 2018-B4	4.121%	7/15/51	250	260
[9]	Benchmark Mortgage Trust Series 2018-B4	4.311%	7/15/51	500	505

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Benchmark Mortgage Trust Series 2018-B5	4.208%	7/15/51	1,175	1,230
[9]	Benchmark Mortgage Trust Series 2018-B6	4.203%	10/10/51	282	284
[9]	Benchmark Mortgage Trust Series 2018-B6	4.261%	10/10/51	450	472
[9]	Benchmark Mortgage Trust Series 2018-B6	4.441%	10/10/51	125	130
[9]	Benchmark Mortgage Trust Series 2018-B7	4.510%	5/15/53	25	27
[9]	Benchmark Mortgage Trust Series 2018-B8	4.232%	1/15/52	435	456
[9]	Benchmark Mortgage Trust Series 2018-B8	4.532%	1/15/52	200	209
[9]	Benchmark Mortgage Trust Series 2019-B9	3.751%	3/15/52	100	101
[9]	Benchmark Mortgage Trust Series 2019-B9	4.016%	3/15/52	261	271
[9]	Benchmark Mortgage Trust Series 2019-B10	3.717%	3/15/62	300	306
[9]	Benchmark Mortgage Trust Series 2019-B10	3.979%	3/15/62	125	126
[9]	Benchmark Mortgage Trust Series 2019-B11	3.281%	5/15/52	200	199
[9]	Benchmark Mortgage Trust Series 2019-B11	3.542%	5/15/52	1,450	1,464
[9]	Benchmark Mortgage Trust Series 2019-B11	3.784%	5/15/52	310	309
[9]	Benchmark Mortgage Trust Series 2019-B13	2.952%	8/15/57	300	291
[9]	Benchmark Mortgage Trust Series 2019-B14	3.049%	12/15/62	225	220
[9]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	265	257
[9]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	375	358
[9]	Benchmark Mortgage Trust Series 2020-B16	2.944%	2/15/53	100	95
[9]	Benchmark Mortgage Trust Series 2020-B17	2.211%	3/15/53	175	168
[9]	Benchmark Mortgage Trust Series 2020-B17	2.289%	3/15/53	850	785
[9]	Benchmark Mortgage Trust Series 2020-B17	2.583%	3/15/53	105	97
[9]	Benchmark Mortgage Trust Series 2020-B19	1.850%	9/15/53	212	189
[9]	Benchmark Mortgage Trust Series 2020-B19	2.148%	9/15/53	75	67
[9]	Benchmark Mortgage Trust Series 2020-B20	2.034%	10/15/53	425	383
[9]	Benchmark Mortgage Trust Series 2020-B20	2.375%	10/15/53	35	32
[9]	Benchmark Mortgage Trust Series 2020-B21	1.978%	12/17/53	525	471
[9]	Benchmark Mortgage Trust Series 2020-B21	2.254%	12/17/53	50	45
[9]	Benchmark Mortgage Trust Series 2020-B22	1.973%	1/15/54	400	358
[9]	Benchmark Mortgage Trust Series 2020-IG1	2.687%	9/15/43	575	546

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Benchmark Mortgage Trust Series 2020-IG1	2.909%	9/15/43	175	165
[9]	Benchmark Mortgage Trust Series 2021-B23	2.070%	2/15/54	1,875	1,694
[9]	Benchmark Mortgage Trust Series 2021-B23	2.274%	2/15/54	275	246
[9]	Benchmark Mortgage Trust Series 2021-B24	2.584%	3/15/54	500	470
[9]	Benchmark Mortgage Trust Series 2021-B24	2.780%	3/15/54	100	93
[9]	Benchmark Mortgage Trust Series 2021-B25	2.577%	4/15/54	550	517
[9]	Benchmark Mortgage Trust Series 2021-B25	2.847%	4/15/54	250	234
[9]	Benchmark Mortgage Trust Series 2021-B26	2.613%	6/15/54	375	353
[9]	Benchmark Mortgage Trust Series 2021-B28	2.224%	8/15/54	350	318
[9]	Benchmark Mortgage Trust Series 2021-B29	2.284%	9/15/54	75	71
[9]	Benchmark Mortgage Trust Series 2021-B29	2.388%	9/15/54	225	208
[9]	Benchmark Mortgage Trust Series 2021-B29	2.612%	9/15/54	75	69
[9]	Benchmark Mortgage Trust Series 2021-B30	2.576%	11/15/54	925	867
[9]	Benchmark Mortgage Trust Series 2022-B32	3.002%	1/15/55	750	728
[9]	Benchmark Mortgage Trust Series 2022-B32	3.411%	1/15/55	300	294
[9]	Benchmark Mortgage Trust Series 2022-B33	3.458%	3/15/55	300	303
[8,9]	Benchmark Mortgage Trust Series 2022-B34	3.786%	4/15/55	250	257
[9]	BMO Mortgage Trust Series 2022-C1	3.374%	2/15/55	275	273
[9]	BMW Vehicle Lease Trust Series 2021-1	0.290%	1/25/24	250	247
[9]	BMW Vehicle Lease Trust Series 2021-1	0.370%	7/25/24	75	73
[9]	BMW Vehicle Lease Trust Series 2021-2	0.330%	12/26/24	1,150	1,122
[9]	BMW Vehicle Lease Trust Series 2021-2	0.430%	1/27/25	800	769
[9]	BMW Vehicle Lease Trust Series 2022-1	1.230%	5/27/25	100	97
[9]	BMW Vehicle Owner Trust Series 2020-A	0.480%	10/25/24	72	72
[9]	BMW Vehicle Owner Trust Series 2020-A	0.620%	4/26/27	25	24
[9]	Cantor Commercial Real Estate Lending Series 2019-CF1	3.786%	5/15/52	65	66
[9]	Cantor Commercial Real Estate Lending Series 2019-CF2	2.874%	11/15/52	550	532
[9]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	560	540
[9]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.298%	1/15/53	240	233
[9]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	700	677
[9]	Capital One Multi-Asset Execution Trust Series 2021-A1	0.550%	7/15/26	850	808

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Capital One Multi-Asset Execution Trust Series 2021-A2	1.390%	7/15/30	2,175	1,985
[9]	Capital One Multi-Asset Execution Trust Series 2021-A3	1.040%	11/16/26	1,875	1,795
[9]	Capital One Multi-Asset Execution Trust Series 2022-A1	2.800%	3/15/27	1,900	1,892
[9]	Capital One Prime Auto Receivables Trust Series 2019-1	2.510%	11/15/23	95	95
[9]	Capital One Prime Auto Receivables Trust Series 2019-1	2.560%	10/15/24	150	151
[9]	Capital One Prime Auto Receivables Trust Series 2020-1	1.630%	8/15/25	50	49
[9]	Capital One Prime Auto Receivables Trust Series 2021-1	0.770%	9/15/26	400	383
[9]	Capital One Prime Auto Receivables Trust Series 2021-1	1.040%	4/15/27	100	95
[9]	CarMax Auto Owner Trust Series 2018-2	3.160%	7/17/23	74	74
[9]	CarMax Auto Owner Trust Series 2019-3	2.180%	8/15/24	125	125
[9]	CarMax Auto Owner Trust Series 2019-4	2.130%	7/15/25	100	99
[9]	CarMax Auto Owner Trust Series 2020-1	1.890%	12/16/24	280	280
[9]	CarMax Auto Owner Trust Series 2020-1	2.030%	6/16/25	55	55
[9]	CarMax Auto Owner Trust Series 2020-3	0.620%	3/17/25	86	85
[9]	CarMax Auto Owner Trust Series 2020-3	0.770%	3/16/26	25	24
[9]	CarMax Auto Owner Trust Series 2020-4	0.500%	8/15/25	1,825	1,792
[9]	CarMax Auto Owner Trust Series 2020-4	0.630%	6/15/26	75	72
[9]	CarMax Auto Owner Trust Series 2020-4	0.850%	6/15/26	25	24
[9]	CarMax Auto Owner Trust Series 2021-1	0.340%	12/15/25	250	244
[9]	CarMax Auto Owner Trust Series 2021-1	0.530%	10/15/26	50	47
[9]	CarMax Auto Owner Trust Series 2021-2	0.520%	2/17/26	475	464
[9]	CarMax Auto Owner Trust Series 2021-2	0.810%	12/15/26	100	96
[9]	CarMax Auto Owner Trust Series 2021-4	0.560%	9/15/26	500	481
[9]	CarMax Auto Owner Trust Series 2021-4	0.820%	4/15/27	100	94
[9]	CarMax Auto Owner Trust Series 2022-1	1.470%	12/15/26	475	460
[9]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	175	168
[9]	Carvana Auto Receivables Trust Series 2021-P2	0.490%	3/10/26	100	97
[9]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	300	289
[9]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	75	70
[9]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	625	606
[9]	CD Mortgage Trust Series 2016-CD2	3.526%	11/10/49	600	601
[9]	CD Mortgage Trust Series 2017-CD3	3.453%	2/10/50	63	63

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/50	503	507
[9]	CD Mortgage Trust Series 2017-CD3	3.833%	2/10/50	131	130
[9]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	500	501
[9]	CD Mortgage Trust Series 2017-CD4	3.747%	5/10/50	300	299
[9]	CD Mortgage Trust Series 2017-CD6	3.332%	11/13/50	250	251
[9]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	475	474
[9]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	275	270
[9]	CD Mortgage Trust Series 2018-CD7	4.213%	8/15/51	30	31
[9]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/51	575	602
[9]	CD Mortgage Trust Series 2019-CD8	2.657%	8/15/57	200	189
[9]	CD Mortgage Trust Series 2019-CD8	2.912%	8/15/57	775	745
[9]	CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1	3.028%	10/15/25	550	550
[9]	CFCRE Commercial Mortgage Trust Series 2016-C3	3.865%	1/10/48	425	430
[9]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	550	543
[9]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.691%	5/10/58	400	396
[9]	CFCRE Commercial Mortgage Trust Series 2016-C6	3.217%	11/10/49	1,350	1,337
[9]	CFCRE Commercial Mortgage Trust Series 2017-C8	3.572%	6/15/50	300	301
[9]	CGMS Commercial Mortgage Trust Series 2017-B1	3.458%	8/15/50	800	801
[9]	CGMS Commercial Mortgage Trust Series 2017-B1	3.711%	8/15/50	200	200
[9]	Citibank Credit Card Issuance Trust Series 2018-A3	3.290%	5/23/25	2,000	2,025
[9]	Citibank Credit Card Issuance Trust Series 2018-A7	3.960%	10/13/30	1,000	1,065
[9]	Citigroup Commercial Mortgage Trust Series 2012-GC8	3.024%	9/10/45	417	417
[9]	Citigroup Commercial Mortgage Trust Series 2013-GC11	3.093%	4/10/46	100	100
[9]	Citigroup Commercial Mortgage Trust Series 2013-GC11	3.422%	4/10/46	100	100
[9]	Citigroup Commercial Mortgage Trust Series 2013-GC15	4.371%	9/10/46	250	254
[9]	Citigroup Commercial Mortgage Trust Series 2013-GC15	4.649%	9/10/46	350	355
[9]	Citigroup Commercial Mortgage Trust Series 2013-GC17	3.675%	11/10/46	24	25
[9]	Citigroup Commercial Mortgage Trust Series 2013-GC17	4.131%	11/10/46	275	279
[9]	Citigroup Commercial Mortgage Trust Series 2013-GC17	4.544%	11/10/46	100	102
[9]	Citigroup Commercial Mortgage Trust Series 2013-GC17	5.095%	11/10/46	100	101
[9]	Citigroup Commercial Mortgage Trust Series 2014-GC19	3.552%	3/10/47	29	29
[9]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.023%	3/10/47	125	126
[9]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.345%	3/10/47	125	127
[9]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.855%	5/10/47	200	201
[9]	Citigroup Commercial Mortgage Trust Series 2014-GC21	4.328%	5/10/47	150	149
[9]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.622%	7/10/47	300	300

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.635%	10/10/47	650	650
[9]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.137%	2/10/48	800	792
[9]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.571%	2/10/48	325	321
[9]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.192%	4/10/48	650	640
[9]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.758%	4/10/48	318	316
[9]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	350	352
[9]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.515%	9/10/58	196	195
[9]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.778%	9/10/58	425	428
[9]	Citigroup Commercial Mortgage Trust Series 2015-GC35	3.549%	11/10/48	200	200
[9]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.003%	5/10/49	183	183
[9]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.209%	5/10/49	425	421
[9]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.349%	2/10/49	175	172
[9]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.616%	2/10/49	2,100	2,102
[9]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.646%	7/10/49	250	237
[9]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.902%	7/10/49	250	245
[9]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.209%	10/12/50	100	99
[9]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	1,100	1,101
[9]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.764%	10/12/50	150	150
[9]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.744%	3/10/51	175	177
[9]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.788%	3/10/51	150	150
[9]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	1,200	1,237
[9]	Citigroup Commercial Mortgage Trust Series 2018-C5	3.963%	6/10/51	183	183
[9]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	675	658
[9]	Citigroup Commercial Mortgage Trust Series 2019-GC41	2.869%	8/10/56	975	942
[9]	Citigroup Commercial Mortgage Trust Series 2019-GC43	3.038%	11/10/52	1,125	1,098
[9]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.717%	2/15/53	450	428
[9]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.918%	2/15/53	190	181
[9]	CNH Equipment Trust Series 2021-C	0.810%	12/15/26	275	263
[9]	CNH Equipment Trust Series 2022-A	2.940%	7/15/27	175	174
[9]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	100	100
[9]	COMM Mortgage Trust Series 2012-CR2	3.147%	8/15/45	136	135
[9]	COMM Mortgage Trust Series 2012-CR2	3.791%	8/15/45	189	190

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	COMM Mortgage Trust Series 2012-CR4	2.853%	10/15/45	348	348
[9]	COMM Mortgage Trust Series 2013-CR6	3.101%	3/10/46	1,858	1,858
[9]	COMM Mortgage Trust Series 2013-CR7	3.213%	3/10/46	92	92
[9]	COMM Mortgage Trust Series 2013-CR8	3.612%	6/10/46	273	275
[9]	COMM Mortgage Trust Series 2013-CR9	4.255%	7/10/45	360	366
[9]	COMM Mortgage Trust Series 2013-CR10	4.210%	8/10/46	160	162
[9]	COMM Mortgage Trust Series 2013-CR11	3.983%	8/10/50	259	261
[9]	COMM Mortgage Trust Series 2013-CR11	4.258%	8/10/50	330	335
[9]	COMM Mortgage Trust Series 2013-CR11	4.715%	8/10/50	200	204
[9]	COMM Mortgage Trust Series 2013-CR12	3.623%	10/10/46	39	40
[9]	COMM Mortgage Trust Series 2013-CR12	3.765%	10/10/46	161	160
[9]	COMM Mortgage Trust Series 2013-CR12	4.046%	10/10/46	125	126
[9]	COMM Mortgage Trust Series 2013-CR12	4.300%	10/10/46	75	75
[9]	COMM Mortgage Trust Series 2013-CR12	4.762%	10/10/46	50	50
[9]	COMM Mortgage Trust Series 2013-CR13	3.706%	11/10/46	18	18
[9]	COMM Mortgage Trust Series 2013-CR13	4.194%	11/10/46	450	456
[9]	COMM Mortgage Trust Series 2013-CR13	4.449%	11/10/46	150	152
[9]	COMM Mortgage Trust Series 2013-LC6	4.242%	1/10/46	60	60
[9]	COMM Mortgage Trust Series 2013-LC13	4.205%	8/10/46	224	226
[9]	COMM Mortgage Trust Series 2014-CR14	3.147%	2/10/47	95	95
[9]	COMM Mortgage Trust Series 2014-CR14	4.236%	2/10/47	275	279
[9]	COMM Mortgage Trust Series 2014-CR14	4.526%	2/10/47	325	329
[9]	COMM Mortgage Trust Series 2014-CR14	4.600%	2/10/47	175	177
[9]	COMM Mortgage Trust Series 2014-CR15	3.595%	2/10/47	43	43
[9]	COMM Mortgage Trust Series 2014-CR15	4.074%	2/10/47	209	212
[9]	COMM Mortgage Trust Series 2014-CR15	4.640%	2/10/47	105	107
[9]	COMM Mortgage Trust Series 2014-CR15	4.690%	2/10/47	175	177
[9]	COMM Mortgage Trust Series 2014-CR17	3.598%	5/10/47	41	41
[9]	COMM Mortgage Trust Series 2014-CR17	3.977%	5/10/47	275	277
[9]	COMM Mortgage Trust Series 2014-CR17	4.377%	5/10/47	100	100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	COMM Mortgage Trust Series 2014-CR18	3.452%	7/15/47	57	57
[9]	COMM Mortgage Trust Series 2014-CR18	3.828%	7/15/47	125	126
[9]	COMM Mortgage Trust Series 2014-CR18	4.103%	7/15/47	150	151
[9]	COMM Mortgage Trust Series 2014-CR19	3.796%	8/10/47	650	654
[9]	COMM Mortgage Trust Series 2014-CR19	4.080%	8/10/47	150	150
[9]	COMM Mortgage Trust Series 2014-CR20	3.590%	11/10/47	275	276
[9]	COMM Mortgage Trust Series 2014-CR21	3.528%	12/10/47	3,814	3,811
[9]	COMM Mortgage Trust Series 2014-LC15	4.006%	4/10/47	325	328
[9]	COMM Mortgage Trust Series 2014-LC17	3.917%	10/10/47	240	242
[9]	COMM Mortgage Trust Series 2014-UBS2	3.472%	3/10/47	30	30
[9]	COMM Mortgage Trust Series 2014-UBS2	3.961%	3/10/47	202	204
[9]	COMM Mortgage Trust Series 2014-UBS2	4.199%	3/10/47	57	57
[9]	COMM Mortgage Trust Series 2014-UBS2	4.701%	3/10/47	36	37
[9]	COMM Mortgage Trust Series 2014-UBS3	3.819%	6/10/47	350	352
[9]	COMM Mortgage Trust Series 2014-UBS4	3.694%	8/10/47	225	225
[9]	COMM Mortgage Trust Series 2014-UBS4	3.968%	8/10/47	167	167
[9]	COMM Mortgage Trust Series 2014-UBS5	3.838%	9/10/47	500	502
[9]	COMM Mortgage Trust Series 2014-UBS6	3.387%	12/10/47	230	231
[9]	COMM Mortgage Trust Series 2014-UBS6	3.644%	12/10/47	800	801
[9]	COMM Mortgage Trust Series 2014-UBS6	4.048%	12/10/47	225	226
[9]	COMM Mortgage Trust Series 2015-CR22	3.309%	3/10/48	575	572
[9]	COMM Mortgage Trust Series 2015-CR22	3.603%	3/10/48	500	498
[9]	COMM Mortgage Trust Series 2015-CR23	3.257%	5/10/48	153	154
[9]	COMM Mortgage Trust Series 2015-CR23	3.497%	5/10/48	475	474
[9]	COMM Mortgage Trust Series 2015-CR23	3.801%	5/10/48	175	175
[9]	COMM Mortgage Trust Series 2015-CR24	3.432%	8/10/48	450	448
[9]	COMM Mortgage Trust Series 2015-CR25	3.759%	8/10/48	425	429
[9]	COMM Mortgage Trust Series 2015-CR26	3.630%	10/10/48	850	852
[9]	COMM Mortgage Trust Series 2015-CR27	3.404%	10/10/48	292	294
[9]	COMM Mortgage Trust Series 2015-CR27	3.612%	10/10/48	400	400

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	COMM Mortgage Trust Series 2015-DC1	3.350%	2/10/48	325	324
[9]	COMM Mortgage Trust Series 2015-LC19	3.040%	2/10/48	40	41
[9]	COMM Mortgage Trust Series 2015-LC19	3.183%	2/10/48	425	420
[9]	COMM Mortgage Trust Series 2015-LC19	3.527%	2/10/48	200	199
[9]	COMM Mortgage Trust Series 2015-LC23	3.774%	10/10/48	200	202
[9]	COMM Mortgage Trust Series 2015-PC1	3.902%	7/10/50	450	455
[9]	COMM Mortgage Trust Series 2016-CR28	3.762%	2/10/49	1,200	1,210
[9]	COMM Mortgage Trust Series 2016-DC2	3.550%	2/10/49	387	391
[9]	COMM Mortgage Trust Series 2017-COR2	3.510%	9/10/50	125	125
[9]	COMM Mortgage Trust Series 2018-COR3	4.228%	5/10/51	500	522
[9]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	450	436
[9]	COMM Mortgage Trust Series 2019-GC44	3.263%	8/15/57	150	145
[9]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.505%	4/15/50	400	399
[9]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.791%	4/15/50	200	198
[9]	CSAIL Commercial Mortgage Trust Series 2015-C1	4.044%	4/15/50	175	167
[9]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.504%	6/15/57	550	549
[9]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.849%	6/15/57	225	222
[9]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.448%	8/15/48	209	211
[9]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.718%	8/15/48	925	928
[9]	CSAIL Commercial Mortgage Trust Series 2015-C3	4.118%	8/15/48	200	193
[9]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.617%	11/15/48	142	143
[9]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	500	488
[9]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	800	798
[9]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	800	795
[9]	CSAIL Commercial Mortgage Trust Series 2017-CX9	3.446%	9/15/50	250	249
[9]	CSAIL Commercial Mortgage Trust Series 2017-CX10	3.458%	11/15/50	575	574
[9]	CSAIL Commercial Mortgage Trust Series 2018-CX11	4.033%	4/15/51	1,200	1,228
[9]	CSAIL Commercial Mortgage Trust Series 2018-CX12	4.224%	8/15/51	250	259
[9]	CSAIL Commercial Mortgage Trust Series 2019-C15	4.053%	3/15/52	2,475	2,559
[9]	CSAIL Commercial Mortgage Trust Series 2019-C16	3.329%	6/15/52	1,125	1,109

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	CSAIL Commercial Mortgage Trust Series 2021-C20	2.805%	3/15/54	1,075	1,020
[9]	CSAIL Commercial Mortgage Trust Series 2021-C20	3.076%	3/15/54	175	167
[9]	DBGS Mortgage Trust Series 2018-C1	4.466%	10/15/51	400	423
[9]	DBJPM Mortgage Trust Series 2016-C1	3.276%	5/10/49	300	297
[9]	DBJPM Mortgage Trust Series 2016-C3	2.890%	8/10/49	325	317
[9]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	600	599
[9]	DBJPM Mortgage Trust Series 2017-C6	3.561%	6/10/50	150	148
[9]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	200	180
[9]	Discover Card Execution Note Trust Series 2018-A1	3.030%	8/15/25	1,000	1,008
[9]	Discover Card Execution Note Trust Series 2021-A1	0.580%	9/15/26	850	806
[9]	Discover Card Execution Note Trust Series 2021-A2	1.030%	9/15/28	725	671
[9]	Discover Card Execution Note Trust Series 2022-A1	1.960%	2/15/27	1,000	976
[9]	Drive Auto Receivables Trust Series 2018-5	4.300%	4/15/26	150	151
[9]	Drive Auto Receivables Trust Series 2019-1	4.090%	6/15/26	407	411
[9]	Drive Auto Receivables Trust Series 2020-2	1.420%	3/17/25	32	32
[9]	Drive Auto Receivables Trust Series 2021-1	0.650%	7/15/25	125	124
[9]	Drive Auto Receivables Trust Series 2021-1	1.020%	6/15/27	100	99
[9]	Drive Auto Receivables Trust Series 2021-2	0.580%	12/15/25	300	293
[9]	Drive Auto Receivables Trust Series 2021-2	0.870%	10/15/27	250	240
[9]	Drive Auto Receivables Trust Series 2021-2	1.390%	3/15/29	225	212
[9]	Drive Auto Receivables Trust Series 2021-3	1.110%	5/15/26	75	73
[9]	Drive Auto Receivables Trust Series 2021-3	1.470%	1/15/27	100	97
[9]	Exeter Automobile Receivables Trust Series 2020-3A	1.320%	7/15/25	310	307
[9]	Exeter Automobile Receivables Trust Series 2021-1A	0.500%	2/18/25	137	137
[9]	Exeter Automobile Receivables Trust Series 2021-1A	0.740%	1/15/26	350	343
[9]	Exeter Automobile Receivables Trust Series 2021-3A	0.690%	1/15/26	175	170
[9]	Exeter Automobile Receivables Trust Series 2021-3A	0.960%	10/15/26	175	168
[9]	Exeter Automobile Receivables Trust Series 2021-3A	1.550%	6/15/27	175	166
[9]	Exeter Automobile Receivables Trust Series 2022-1A	2.560%	6/15/28	125	122
[9]	Exeter Automobile Receivables Trust Series 2022-1A	3.020%	6/15/28	150	147
[9,10]	Fannie Mae-Aces Series 2013-M7	2.280%	12/27/22	134	134
[9,10]	Fannie Mae-Aces Series 2014-M1	3.098%	7/25/23	663	669
[9,10]	Fannie Mae-Aces Series 2014-M3	3.501%	1/25/24	168	170
[9,10]	Fannie Mae-Aces Series 2014-M4	3.346%	3/25/24	423	426

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9,10]	Fannie Mae-Aces Series 2014-M7	3.228%	6/25/24	814	820
[9,10]	Fannie Mae-Aces Series 2014-M8	3.056%	6/25/24	477	478
[9,10]	Fannie Mae-Aces Series 2014-M9	3.103%	7/25/24	565	565
[9,10]	Fannie Mae-Aces Series 2014-M13	3.021%	8/25/24	307	307
[9,10]	Fannie Mae-Aces Series 2015-M1	2.532%	9/25/24	852	848
[9,10]	Fannie Mae-Aces Series 2015-M2	2.620%	12/25/24	531	529
[9,10]	Fannie Mae-Aces Series 2015-M3	2.723%	10/25/24	343	341
[9,10]	Fannie Mae-Aces Series 2015-M4	2.509%	7/25/22	15	16
[9,10]	Fannie Mae-Aces Series 2015-M7	2.590%	12/25/24	521	519
[9,10]	Fannie Mae-Aces Series 2015-M8	2.900%	1/25/25	809	812
[9,10]	Fannie Mae-Aces Series 2015-M10	3.092%	4/25/27	343	345
[9,10]	Fannie Mae-Aces Series 2015-M12	2.799%	5/25/25	676	674
[9,10]	Fannie Mae-Aces Series 2015-M15	2.923%	10/25/25	821	822
[9,10]	Fannie Mae-Aces Series 2016-M2	2.152%	1/25/23	204	204
[9,10]	Fannie Mae-Aces Series 2016-M3	2.702%	2/25/26	381	378
[9,10]	Fannie Mae-Aces Series 2016-M4	2.576%	3/25/26	400	395
[9,10]	Fannie Mae-Aces Series 2016-M5	2.469%	4/25/26	800	787
[9,10]	Fannie Mae-Aces Series 2016-M6	2.488%	5/25/26	600	595
[9,10]	Fannie Mae-Aces Series 2016-M7	2.157%	10/25/23	79	79
[9,10]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/26	188	183
[9,10]	Fannie Mae-Aces Series 2016-M9	2.292%	6/25/26	1,300	1,269
[9,10]	Fannie Mae-Aces Series 2016-M11	2.369%	7/25/26	900	883
[9,10]	Fannie Mae-Aces Series 2016-M12	2.453%	9/25/26	950	937
[9,10]	Fannie Mae-Aces Series 2016-M13	2.496%	9/25/26	233	230
[9,10]	Fannie Mae-Aces Series 2017-M1	2.416%	10/25/26	1,006	987
[9,10]	Fannie Mae-Aces Series 2017-M2	2.796%	2/25/27	1,079	1,082
[9,10]	Fannie Mae-Aces Series 2017-M3	2.491%	12/25/26	1,241	1,227
[9,10]	Fannie Mae-Aces Series 2017-M4	2.570%	12/25/26	975	960
[9,10]	Fannie Mae-Aces Series 2017-M5	3.120%	4/25/29	280	286
[9,10]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/27	665	665
[9,10]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/27	1,510	1,524
[9,10]	Fannie Mae-Aces Series 2017-M10	2.554%	7/25/24	412	410
[9,10]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/29	500	501
[9,10]	Fannie Mae-Aces Series 2017-M12	3.070%	6/25/27	1,023	1,034
[9,10]	Fannie Mae-Aces Series 2017-M14	2.867%	11/25/27	347	350
[9,10]	Fannie Mae-Aces Series 2017-M15	3.161%	11/25/27	1,088	1,088
[9,10]	Fannie Mae-Aces Series 2018-M1	2.991%	12/25/27	513	515
[9,10]	Fannie Mae-Aces Series 2018-M2	2.902%	1/25/28	1,425	1,427
[9,10]	Fannie Mae-Aces Series 2018-M3	3.085%	2/25/30	325	333
[9,10]	Fannie Mae-Aces Series 2018-M4	3.059%	3/25/28	666	673
[9,10]	Fannie Mae-Aces Series 2018-M7	3.046%	3/25/28	391	397
[9,10]	Fannie Mae-Aces Series 2018-M10	3.364%	7/25/28	200	207
[9,10]	Fannie Mae-Aces Series 2018-M12	3.638%	8/25/30	850	894
[9,10]	Fannie Mae-Aces Series 2018-M13	3.713%	9/25/30	741	787
[9,10]	Fannie Mae-Aces Series 2018-M14	3.581%	8/25/28	694	723
[9,10]	Fannie Mae-Aces Series 2019-M1	3.553%	9/25/28	750	784
[9,10]	Fannie Mae-Aces Series 2019-M2	3.630%	11/25/28	841	882
[9,10]	Fannie Mae-Aces Series 2019-M4	3.610%	2/25/31	900	946
[9,10]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/29	775	795
[9,10]	Fannie Mae-Aces Series 2019-M7	3.143%	4/25/29	948	968
[9,10]	Fannie Mae-Aces Series 2019-M9	2.937%	6/25/29	1,825	1,855
[9,10]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/29	2,725	2,767
[9,10]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/29	1,000	973
[9,10]	Fannie Mae-Aces Series 2019-M18	2.577%	9/25/31	2,100	2,089
[9,10]	Fannie Mae-Aces Series 2019-M21	2.350%	2/25/31	125	121
[9,10]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/29	1,426	1,401
[9,10]	Fannie Mae-Aces Series 2020-M1	2.444%	10/25/29	815	795
[9,10]	Fannie Mae-Aces Series 2020-M5	2.210%	1/25/30	525	507

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9,10]	Fannie Mae-Aces Series 2020-M14	1.784%	5/25/30	300	280
[9,10]	Fannie Mae-Aces Series 2020-M29	1.492%	5/25/30	350	320
[9,10]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/30	1,150	1,012
[9,10]	Fannie Mae-Aces Series 2020-M46	1.323%	5/25/30	900	821
[9,10]	Fannie Mae-Aces Series 2020-M52	1.320%	10/25/30	975	877
[9,10]	Fannie Mae-Aces Series 2021-M1	1.390%	11/25/30	725	663
[9,10]	Fannie Mae-Aces Series 2021-M3G	1.250%	1/25/31	1,050	921
[9,10]	Fannie Mae-Aces Series 2021-M4	1.466%	2/25/31	4,275	3,820
[9,10]	Fannie Mae-Aces Series 2021-M11	1.459%	3/25/31	1,900	1,717
[9,10]	Fannie Mae-Aces Series 2021-M13	1.605%	4/25/31	215	197
[9,10]	Fannie Mae-Aces Series 2021-M13	1.629%	3/25/33	200	180
[9,10]	Fannie Mae-Aces Series 2021-M19	1.741%	10/25/31	1,250	1,158
[9,10]	Fannie Mae-Aces Series 2022-M1	1.669%	10/25/31	1,500	1,352
[9,10]	Fannie Mae-Aces Series 2022-M1G	1.531%	9/25/31	325	291
[9,10]	Fannie Mae-Aces Series 2022-M3	1.764%	11/25/31	450	406
[9,10]	Fannie Mae-Aces Series 2022-M4	2.290%	5/25/30	750	721
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K029	3.320%	2/25/23	1,205	1,214
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K031	3.300%	4/25/23	1,260	1,273
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K034	3.531%	7/25/23	1,208	1,221
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K036	3.527%	10/25/23	1,375	1,393
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K037	3.490%	1/25/24	50	50
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	2.604%	10/25/23	46	47
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	3.389%	3/25/24	1,275	1,286
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	2.683%	12/25/23	61	62
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	3.303%	7/25/24	850	857
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	2.768%	4/25/24	175	177
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	3.241%	9/25/24	1,025	1,033
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K041	3.171%	10/25/24	1,000	1,007
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.267%	6/25/24	73	73
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.670%	12/25/24	2,375	2,365
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	2.532%	10/25/23	63	63

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	3.062%	12/25/24	600	602
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K045	2.493%	11/25/24	188	187
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K045	3.023%	11/25/25	675	677
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K046	3.205%	3/25/25	650	655
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	2.827%	12/25/24	75	76
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	3.329%	5/25/25	525	531
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K048	3.284%	6/25/25	1,025	1,035
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K049	3.010%	7/25/25	450	451
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K050	3.334%	8/25/25	750	759
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K052	3.151%	11/25/25	450	453
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K053	2.995%	12/25/25	275	275
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K054	2.745%	1/25/26	700	695
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	2.673%	3/25/26	1,000	991
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K056	2.525%	5/25/26	575	566
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	2.570%	7/25/26	1,025	1,012
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/26	500	495
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/26	800	807
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/26	1,000	1,018
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/26	2,000	2,040
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	3.413%	12/25/26	2,400	2,456
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K063	3.430%	1/25/27	1,775	1,818

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	3.224%	3/25/27	1,300	1,321
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/27	915	932
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/27	600	608
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K067	3.194%	7/25/27	875	891
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/27	500	511
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/27	875	891
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/27	275	282
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/27	960	984
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/27	450	465
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/28	500	514
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/28	1,000	1,042
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K075	3.650%	2/25/28	675	705
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/28	2,575	2,723
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K078	3.854%	6/25/28	500	528
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K079	3.926%	6/25/28	1,000	1,061
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.736%	4/25/28	269	278
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/28	800	848
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/28	1,200	1,274
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/28	550	582
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/28	3,425	3,651
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K084	3.780%	10/25/28	2,400	2,504

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K085	4.060%	10/25/28	1,025	1,086
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.591%	10/25/27	89	91
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/28	800	839
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/29	1,175	1,228
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K089	3.563%	1/25/29	475	493
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/29	900	926
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K091	3.505%	3/25/29	300	311
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K092	3.298%	4/25/29	975	997
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/29	1,650	1,655
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/29	1,150	1,148
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K095	2.785%	6/25/29	1,150	1,140
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K096	2.519%	7/25/29	1,000	975
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K098	2.425%	8/25/29	1,850	1,791
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K099	2.595%	9/25/29	850	832
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K101	2.524%	10/25/29	1,500	1,461
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K102	2.537%	10/25/29	1,400	1,366
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K103	2.651%	11/25/29	1,100	1,081
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	2.253%	1/25/30	1,835	1,754
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K105	1.872%	1/25/30	365	339
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K108	1.517%	3/25/30	600	542
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K109	1.558%	4/25/30	1,000	906

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K110	1.477%	4/25/30	225	203
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K111	1.350%	5/25/30	550	490
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K114	1.366%	6/25/30	700	622
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K116	1.378%	7/25/30	1,250	1,110
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K117	1.406%	8/25/30	1,200	1,067
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K118	1.493%	9/25/30	1,600	1,432
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K120	1.500%	10/25/30	1,100	984
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	0.995%	8/25/30	120	109
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	1.547%	10/25/30	700	628
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	0.863%	11/25/30	49	45
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	1.521%	11/25/30	700	626
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K123	1.621%	12/25/30	2,150	1,939
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K124	1.658%	12/25/30	1,225	1,107
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K125	1.846%	1/25/31	875	803
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K126	2.074%	1/25/31	1,075	1,004
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K127	2.108%	1/25/31	600	562
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K128	2.020%	3/25/31	1,115	1,037
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.342%	9/25/30	249	228
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.914%	5/25/31	1,800	1,658
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K130	1.723%	6/25/31	700	634
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K131	1.853%	7/25/31	5,750	5,261

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K132	2.023%	8/25/31	500	463
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K133	2.096%	9/25/31	900	838
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	1.714%	7/25/31	100	93
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	2.243%	10/25/31	850	801
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K135	2.154%	10/25/31	550	514
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K138	2.476%	1/25/32	725	697
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K140	2.250%	1/25/32	550	518
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.080%	1/25/31	400	404
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.294%	3/25/29	1,600	1,647
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/31	900	914
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.424%	4/25/32	250	258
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.459%	11/25/32	400	419
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	11/25/32	400	424
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	4/25/33	850	902
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	5/25/33	275	295
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	8/25/33	375	400
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	3.900%	12/25/30	300	323
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	3.950%	11/25/30	300	321
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K723	2.454%	8/25/23	471	469
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K724	3.062%	11/25/23	1,000	1,005
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K725	3.002%	1/25/24	1,200	1,198

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K726	2.905%	4/25/24	657	657
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K727	2.946%	7/25/24	1,500	1,491
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K728	3.064%	8/25/24	1,159	1,158
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K729	3.136%	10/25/24	2,000	2,000
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K730	3.590%	1/25/25	1,200	1,211
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K731	3.600%	2/25/25	1,000	1,007
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K732	3.700%	5/25/25	1,000	1,018
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K734	3.208%	2/25/26	1,565	1,576
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K735	2.862%	5/25/26	2,000	1,989
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K737	2.525%	10/25/26	1,700	1,669
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/27	1,850	1,712
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K741	1.603%	12/25/27	1,725	1,610
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K742	1.760%	3/25/28	850	799
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K743	1.770%	5/25/28	550	516
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K744	1.712%	7/25/28	418	391
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K745	1.657%	8/25/28	1,100	1,022
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K746	2.031%	9/25/28	725	689
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K747	2.050%	11/25/28	650	618
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.718%	1/25/31	300	309
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.794%	1/25/34	2,135	2,244
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.470%	3/25/31	375	393

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.542%	3/25/34	950	975
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	2,295	2,199
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1514	2.859%	10/25/34	950	918
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1515	1.940%	2/25/35	625	545
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1516	1.721%	5/25/35	875	741
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1517	1.716%	7/25/35	1,250	1,058
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1518	1.860%	10/25/35	375	322
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1519	2.013%	12/25/35	1,065	930
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.007%	7/25/35	249	236
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.438%	2/25/36	875	804
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/36	700	621
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1522	2.361%	10/25/36	675	611
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series KC02	3.370%	7/25/25	773	776
[9,10]	FHLMC Multifamily Structured Pass-Through Certificates Series KW01	2.853%	1/25/26	800	796
[9]	Fifth Third Auto Trust Series 2019-1	2.690%	11/16/26	175	176
[9]	Ford Credit Auto Lease Trust Series 2021-A	0.260%	2/15/24	450	446
[9]	Ford Credit Auto Lease Trust Series 2021-A	0.300%	4/15/24	100	98
[9]	Ford Credit Auto Lease Trust Series 2021-B	0.370%	10/15/24	575	559
[9]	Ford Credit Auto Owner Trust Series 2019-A	2.780%	9/15/23	91	92
[9]	Ford Credit Auto Owner Trust Series 2019-A	2.850%	8/15/24	275	276
[9]	Ford Credit Auto Owner Trust Series 2020-A	1.040%	8/15/24	31	31
[9]	Ford Credit Auto Owner Trust Series 2020-B	0.560%	10/15/24	451	448
[9]	Ford Credit Auto Owner Trust Series 2020-B	0.790%	11/15/25	125	121
[9]	Ford Credit Auto Owner Trust Series 2020-C	0.410%	7/15/25	275	269

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Ford Credit Auto Owner Trust Series 2020-C	0.510%	8/15/26	125	118
[9]	Ford Credit Auto Owner Trust Series 2021-A	0.300%	8/15/25	650	635
[9]	Ford Credit Auto Owner Trust Series 2021-A	0.490%	9/15/26	235	223
[9]	Ford Credit Auto Owner Trust Series 2022-A	1.290%	6/15/26	225	217
[9]	Ford Credit Auto Owner Trust Series 2022-A	1.560%	5/15/27	50	48
[9]	Ford Credit Floorplan Master Owner Trust A Series 2018-2	3.170%	3/15/25	900	907
[9]	Ford Credit Floorplan Master Owner Trust A Series 2018-4	4.060%	11/15/30	700	727
[9]	Ford Credit Floorplan Master Owner Trust A Series 2019-2	3.060%	4/15/26	775	779
[9]	Ford Credit Floorplan Master Owner Trust A Series 2019-4	2.440%	9/15/26	765	753
[9]	Ford Credit Floorplan Master Owner Trust A Series 2020-1	0.700%	9/15/25	1,065	1,033
[9]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	675	630
[9]	GM Financial Automobile Leasing Trust Series 2020-1	1.670%	12/20/22	9	9
[9]	GM Financial Automobile Leasing Trust Series 2020-1	1.700%	12/20/23	40	40
[9]	GM Financial Automobile Leasing Trust Series 2020-2	0.800%	7/20/23	52	52
[9]	GM Financial Automobile Leasing Trust Series 2020-3	0.760%	10/21/24	25	25
[9]	GM Financial Automobile Leasing Trust Series 2021-2	0.340%	5/20/24	400	394
[9]	GM Financial Automobile Leasing Trust Series 2021-2	0.410%	5/20/25	75	73
[9]	GM Financial Automobile Leasing Trust Series 2021-3	0.390%	10/21/24	550	534
[9]	GM Financial Automobile Leasing Trust Series 2021-3	0.500%	7/21/25	100	95
[9]	GM Financial Automobile Leasing Trust Series 2022-1	1.900%	3/20/25	825	815
[9]	GM Financial Automobile Leasing Trust Series 2022-1	1.960%	2/20/26	200	197
[9]	GM Financial Consumer Automobile Receivables Trust Series 2020-1	1.900%	3/17/25	115	114
[9]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.450%	4/16/25	114	112
[9]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.380%	8/18/25	450	443
[9]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.500%	2/17/26	65	62
[9]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.350%	10/16/25	350	343
[9]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.540%	5/17/27	1,390	1,325
[9]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.510%	4/16/26	235	229
[9]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.820%	10/16/26	75	72
[9]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.480%	6/16/26	425	412

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.730%	8/16/27	225	214
[9]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.680%	9/16/26	275	263
[9]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.990%	10/18/27	100	95
[9]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.260%	11/16/26	200	195
[9]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/28	75	72
[9]	GM Financial Leasing Trust Series 2021-1	0.330%	2/20/25	75	73
[9]	GM Financial Leasing Trust Series 2021-1	0.540%	2/20/25	50	49
[9]	GS Mortgage Securities Corp. II Series 2013-GC10	2.943%	2/10/46	246	247
[9]	GS Mortgage Securities Corp. II Series 2013-GC10	3.279%	2/10/46	92	92
[9]	GS Mortgage Securities Trust Series 2012-GCJ9	2.773%	11/10/45	316	315
[9]	GS Mortgage Securities Trust Series 2013-GC12	3.135%	6/10/46	275	276
[9]	GS Mortgage Securities Trust Series 2013-GC12	3.375%	6/10/46	118	118
[9]	GS Mortgage Securities Trust Series 2013-GC14	3.817%	8/10/46	32	33
[9]	GS Mortgage Securities Trust Series 2013-GC14	4.243%	8/10/46	1,075	1,088
[9]	GS Mortgage Securities Trust Series 2013-GC16	3.813%	11/10/46	39	39
[9]	GS Mortgage Securities Trust Series 2013-GC16	4.271%	11/10/46	625	631
[9]	GS Mortgage Securities Trust Series 2014-GC18	4.074%	1/10/47	1,025	1,036
[9]	GS Mortgage Securities Trust Series 2014-GC18	4.383%	1/10/47	275	276
[9]	GS Mortgage Securities Trust Series 2014-GC22	3.467%	6/10/47	66	67
[9]	GS Mortgage Securities Trust Series 2014-GC22	3.862%	6/10/47	150	151
[9]	GS Mortgage Securities Trust Series 2014-GC24	3.931%	9/10/47	475	478
[9]	GS Mortgage Securities Trust Series 2014-GC24	4.512%	9/10/47	125	122
[9]	GS Mortgage Securities Trust Series 2014-GC26	3.365%	11/10/47	131	132
[9]	GS Mortgage Securities Trust Series 2014-GC26	3.629%	11/10/47	800	799
[9]	GS Mortgage Securities Trust Series 2014-GC26	3.964%	11/10/47	125	125
[9]	GS Mortgage Securities Trust Series 2014-GC26	4.215%	11/10/47	125	122
[9]	GS Mortgage Securities Trust Series 2015-GC28	3.396%	2/10/48	500	498
[9]	GS Mortgage Securities Trust Series 2015-GC30	3.382%	5/10/50	450	446
[9]	GS Mortgage Securities Trust Series 2015-GC32	3.513%	7/10/48	292	293
[9]	GS Mortgage Securities Trust Series 2015-GC32	3.764%	7/10/48	175	175

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	GS Mortgage Securities Trust Series 2015-GC34	3.278%	10/10/48	314	314
[9]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	400	400
[9]	GS Mortgage Securities Trust Series 2016-GS2	3.050%	5/10/49	300	294
[9]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	775	752
[9]	GS Mortgage Securities Trust Series 2016-GS4	3.442%	11/10/49	275	274
[9]	GS Mortgage Securities Trust Series 2016-GS4	3.645%	11/10/49	200	196
[9]	GS Mortgage Securities Trust Series 2017-GS5	3.674%	3/10/50	625	632
[9]	GS Mortgage Securities Trust Series 2017-GS5	3.826%	3/10/50	250	250
[9]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/50	700	697
[9]	GS Mortgage Securities Trust Series 2017-GS6	3.638%	5/10/50	100	100
[9]	GS Mortgage Securities Trust Series 2017-GS6	4.322%	5/10/50	30	29
[9]	GS Mortgage Securities Trust Series 2017-GS7	3.430%	8/10/50	983	986
[9]	GS Mortgage Securities Trust Series 2017-GS7	3.663%	8/10/50	262	256
[9]	GS Mortgage Securities Trust Series 2017-GS8	3.205%	11/10/50	200	198
[9]	GS Mortgage Securities Trust Series 2019-GC39	3.567%	5/10/52	400	403
[9]	GS Mortgage Securities Trust Series 2019-GC40	2.904%	7/10/52	250	243
[9]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	550	543
[9]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/1/52	1,125	1,092
[9]	GS Mortgage Securities Trust Series 2019-GC42	3.212%	9/1/52	275	259
[9]	GS Mortgage Securities Trust Series 2019-GSA1	3.048%	11/10/52	500	487
[9]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	525	506
[9]	GS Mortgage Securities Trust Series 2020-GC45	3.173%	2/13/53	150	145
[9]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	250	231
[9]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	475	424
[9]	GS Mortgage Securities Trust Series 2020-GSA2	2.224%	12/12/53	75	66
[9]	Harley-Davidson Motorcycle Trust Series 2021-B	0.560%	11/16/26	700	681
[9]	Harley-Davidson Motorcycle Trust Series 2021-B	0.820%	5/15/29	125	118
[9]	Honda Auto Receivables Owner Trust Series 2019-2	2.540%	3/21/25	125	126
[9]	Honda Auto Receivables Owner Trust Series 2020-1	1.630%	10/21/26	70	69
[9]	Honda Auto Receivables Owner Trust Series 2020-3	0.370%	10/18/24	1,465	1,447

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Honda Auto Receivables Owner Trust Series 2020-3	0.460%	4/19/27	75	72
[9]	Honda Auto Receivables Owner Trust Series 2021-1	0.270%	4/21/25	425	416
[9]	Honda Auto Receivables Owner Trust Series 2021-1	0.420%	1/21/28	185	177
[9]	Honda Auto Receivables Owner Trust Series 2021-2	0.330%	8/15/25	550	535
[9]	Honda Auto Receivables Owner Trust Series 2021-3	0.410%	11/18/25	300	289
[9]	Honda Auto Receivables Owner Trust Series 2021-3	0.600%	12/20/27	75	71
[9]	Honda Auto Receivables Owner Trust Series 2021-4	0.880%	1/21/26	400	387
[9]	Honda Auto Receivables Owner Trust Series 2021-4	1.140%	6/21/28	100	95
[9]	Honda Auto Receivables Owner Trust Series 2022-1	1.880%	5/15/26	200	197
[9]	Honda Auto Receivables Owner Trust Series 2022-1	2.040%	12/15/28	75	73
[9]	Hyundai Auto Receivables Trust Series 2019-B	2.000%	4/15/25	75	75
[9]	Hyundai Auto Receivables Trust Series 2020-A	1.410%	11/15/24	43	43
[9]	Hyundai Auto Receivables Trust Series 2020-B	0.480%	12/16/24	145	144
[9]	Hyundai Auto Receivables Trust Series 2020-B	0.620%	12/15/25	75	72
[9]	Hyundai Auto Receivables Trust Series 2020-C	0.380%	5/15/25	200	196
[9]	Hyundai Auto Receivables Trust Series 2020-C	0.490%	11/16/26	50	48
[9]	Hyundai Auto Receivables Trust Series 2021-A	0.380%	9/15/25	150	146
[9]	Hyundai Auto Receivables Trust Series 2021-A	0.620%	5/17/27	75	71
[9]	Hyundai Auto Receivables Trust Series 2021-C	0.740%	5/15/26	225	216
[9]	Hyundai Auto Receivables Trust Series 2021-C	1.030%	12/15/27	100	94
[9]	John Deere Owner Trust Series 2021-B	0.520%	3/16/26	400	382
[9]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C6	3.507%	5/15/45	74	73
[9]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C8	2.829%	10/15/45	793	793
[9]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX	3.483%	6/15/45	49	49
[9]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C10	3.143%	12/15/47	143	143
[9]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C10	3.372%	12/15/47	109	109
[9]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.674%	12/15/46	45	45
[9]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.881%	12/15/46	119	120

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.166%	12/15/46	300	303
[9]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.517%	12/15/46	150	152
[9]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.941%	12/15/46	150	154
[9]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	2.960%	4/15/46	673	672
[9]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	3.499%	4/15/46	175	174
[9]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C20	3.805%	7/15/47	250	255
[9]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1	3.914%	1/15/49	325	330
[9]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	975	945
[9]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.648%	12/15/49	400	403
[9]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.870%	12/15/49	325	326
[9]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	3.664%	7/15/45	122	123
[9]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	4.031%	7/15/45	81	81
[9]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	3.761%	8/15/46	73	74
[9]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.133%	8/15/46	595	599
[9]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.409%	8/15/46	220	221
[9]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	3.659%	11/15/45	19	19
[9]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	4.131%	11/15/45	435	441
[9]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	4.420%	11/15/45	275	279
[9]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	3.705%	1/15/47	68	69
[9]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.199%	1/15/47	625	633
[9]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.458%	1/15/47	125	127
[9]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.885%	1/15/47	187	189
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.079%	2/15/47	774	781
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.439%	2/15/47	93	94
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.793%	2/15/47	113	114
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.669%	4/15/47	62	62

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.997%	4/15/47	225	227
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	4.243%	4/15/47	175	176
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.428%	8/15/47	46	46
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.775%	8/15/47	100	100
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.997%	8/15/47	75	75
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	3.801%	9/15/47	650	654
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	4.110%	9/15/47	175	174
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	3.934%	9/15/47	319	322
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	4.202%	9/15/47	188	189
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	2.940%	11/15/47	5	5
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	150	150
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.914%	11/15/47	300	299
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	3.672%	11/15/47	750	752
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	4.065%	11/15/47	200	200
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.494%	1/15/48	360	360
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.800%	1/15/48	200	200
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.951%	1/15/48	200	198
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.017%	2/15/48	250	249
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.179%	2/15/48	218	216
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.227%	10/15/48	500	495
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.532%	10/15/48	100	98
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.304%	5/15/48	131	132
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.611%	5/15/48	350	350
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.559%	7/15/48	256	259
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.822%	7/15/48	425	429
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	4.226%	7/15/48	200	202
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.540%	8/15/48	136	138
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	433	433
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.358%	11/15/48	273	275
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	425	420

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C33	3.770%	12/15/48	300	303
[9]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	3.316%	3/17/49	243	245
[9]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	1,250	1,268
[9]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.050%	7/15/50	72	72
[9]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/50	250	251
[9]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.744%	7/15/50	400	397
[9]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4	4.029%	3/10/52	1,400	1,451
[9]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.386%	6/13/52	850	848
[9]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.669%	6/13/52	75	75
[9]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.144%	6/15/49	300	296
[9]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.484%	6/15/49	150	146
[9]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/49	100	95
[9]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.694%	3/15/50	2,000	2,026
[9]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.858%	3/15/50	425	422
[9]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	275	276
[9]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/50	175	174
[9]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	1,000	1,042
[9]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.421%	6/15/51	125	128
[9]	JPMDB Commercial Mortgage Securities Trust Series 2019-COR6	3.057%	11/13/52	1,250	1,220
[9]	JPMDB Commercial Mortgage Securities Trust Series 2020-COR7	2.180%	5/13/53	250	229
[9]	Mercedes-Benz Auto Lease Trust Series 2020-A	1.840%	12/15/22	34	34
[9]	Mercedes-Benz Auto Lease Trust Series 2020-A	1.880%	9/15/25	125	125
[9]	Mercedes-Benz Auto Lease Trust Series 2020-B	0.500%	6/15/26	50	49
[9]	Mercedes-Benz Auto Lease Trust Series 2021-A	0.250%	1/16/24	300	297
[9]	Mercedes-Benz Auto Lease Trust Series 2021-A	0.320%	10/15/26	125	122
[9]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.400%	11/15/24	225	219
[9]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.510%	3/15/27	100	96
[9]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.770%	10/15/26	30	29
[9]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.460%	6/15/26	325	313
[9]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.730%	12/15/27	50	47

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5	3.176%	8/15/45	79	79
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7	2.918%	2/15/46	179	179
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7	3.214%	2/15/46	36	36
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8	3.134%	12/15/48	225	225
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8	3.376%	12/15/48	100	100
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9	3.102%	5/15/46	150	150
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9	3.456%	5/15/46	125	125
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	4.074%	7/15/46	1,600	1,617
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	4.151%	8/15/46	240	242
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	4.351%	8/15/46	120	117
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12	4.259%	10/15/46	445	449
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.039%	11/15/46	300	303
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.745%	11/15/46	150	151
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.064%	2/15/47	375	380
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.861%	2/15/47	150	153
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.477%	6/15/47	31	31
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.892%	6/15/47	325	327
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.332%	6/15/47	125	123
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	3.923%	10/15/47	100	101
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	4.448%	10/15/47	125	125
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.326%	12/15/47	119	120
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.526%	12/15/47	275	275
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.069%	2/15/48	96	96
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	725	720
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21	3.338%	3/15/48	300	298
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.040%	4/15/48	230	231
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.306%	4/15/48	325	323
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.883%	4/15/48	200	196
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.398%	7/15/50	94	95
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	450	455

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.732%	5/15/48	275	276
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.383%	10/15/48	355	357
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	350	350
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.323%	10/15/48	194	196
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.531%	10/15/48	800	802
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.557%	12/15/47	143	145
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.753%	12/15/47	250	252
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.272%	1/15/49	177	176
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.288%	1/15/49	184	185
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.544%	1/15/49	800	798
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30	2.860%	9/15/49	800	780
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31	3.102%	11/15/49	950	936
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	800	810
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.994%	12/15/49	325	321
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.599%	5/15/50	1,000	1,006
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.852%	5/15/50	400	400
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.276%	11/15/52	400	397
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	575	578
[9]	Morgan Stanley Capital I Series 2017-HR2	3.587%	12/15/50	225	225
[9]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	300	303
[9]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	400	394
[9]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.282%	11/15/49	317	310
[9]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	800	778
[9]	Morgan Stanley Capital I Trust Series 2016-UB12	3.596%	12/15/49	825	828
[9]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.329%	3/15/49	125	124
[9]	Morgan Stanley Capital I Trust Series 2017-H1	3.530%	6/15/50	550	553
[9]	Morgan Stanley Capital I Trust Series 2019-H6	3.417%	6/15/52	1,050	1,042
[9]	Morgan Stanley Capital I Trust Series 2019-H6	3.700%	6/15/52	125	125
[9]	Morgan Stanley Capital I Trust Series 2019-H7	3.261%	7/15/52	200	196
[9]	Morgan Stanley Capital I Trust Series 2019-L2	3.806%	3/15/52	250	255

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Morgan Stanley Capital I Trust Series 2019-L2	4.071%	3/15/52	625	645
[9]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	775	754
[9]	Morgan Stanley Capital I Trust Series 2020-HR8	2.041%	7/15/53	300	271
[9]	Morgan Stanley Capital I Trust Series 2020-L4	2.698%	2/15/53	750	712
[9]	Morgan Stanley Capital I Trust Series 2020-L4	2.880%	2/15/53	115	109
[9]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/54	375	345
[9]	Morgan Stanley Capital I Trust Series 2021-L6	2.749%	6/15/54	50	46
[9]	Morgan Stanley Capital I Trust Series 2021-L6	2.951%	6/15/54	25	23
[9]	Morgan Stanley Capital I Trust Series 2021-L7	2.574%	10/15/54	725	673
[8,9]	Morgan Stanley Capital I Trust Series 2022-L8	3.795%	3/15/32	750	776
[9]	Nissan Auto Lease Trust Series 2020-A	1.840%	1/17/23	26	26
[9]	Nissan Auto Lease Trust Series 2020-A	1.880%	4/15/25	75	75
[9]	Nissan Auto Lease Trust Series 2021-A	0.520%	8/15/24	350	341
[9]	Nissan Auto Lease Trust Series 2021-A	0.650%	7/15/26	100	97
[9]	Nissan Auto Receivables Owner Trust Series 2019-B	2.540%	12/15/25	150	150
[9]	Nissan Auto Receivables Owner Trust Series 2019-C	1.950%	5/15/26	150	149
[9]	Nissan Auto Receivables Owner Trust Series 2020-A	1.380%	12/16/24	112	111
[9]	Nissan Auto Receivables Owner Trust Series 2020-B	0.550%	7/15/24	136	136
[9]	Nissan Auto Receivables Owner Trust Series 2020-B	0.710%	2/16/27	50	49
[9]	Nissan Auto Receivables Owner Trust Series 2021-A	0.330%	10/15/25	475	459
[9]	Nissan Auto Receivables Owner Trust Series 2021-A	0.570%	9/15/27	225	211
[9]	Nissan Auto Receivables Owner Trust Series 2022-A	1.860%	8/17/26	250	245
[9]	Nissan Auto Receivables Owner Trust Series 2022-A	2.070%	12/17/29	150	146
[9]	PSNH Funding LLC 3 Series 2018-1	3.094%	2/1/26	64	64
[9]	PSNH Funding LLC 3 Series 2018-1	3.506%	8/1/28	100	101
[9]	PSNH Funding LLC 3 Series 2018-1	3.814%	2/1/35	225	234
[9]	Santander Drive Auto Receivables Trust Series 2020-1	4.110%	12/15/25	195	197
[9]	Santander Drive Auto Receivables Trust Series 2020-2	0.960%	11/15/24	32	32
[9]	Santander Drive Auto Receivables Trust Series 2020-2	1.460%	9/15/25	150	150
[9]	Santander Drive Auto Receivables Trust Series 2020-3	0.690%	3/17/25	111	111
[9]	Santander Drive Auto Receivables Trust Series 2020-3	1.120%	1/15/26	100	99
[9]	Santander Drive Auto Receivables Trust Series 2020-4	0.730%	3/17/25	100	100
[9]	Santander Drive Auto Receivables Trust Series 2020-4	1.010%	1/15/26	150	148
[9]	Santander Drive Auto Receivables Trust Series 2021-1	0.500%	4/15/25	375	373

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Santander Drive Auto Receivables Trust Series 2021-1	0.750%	2/17/26	200	198
[9]	Santander Drive Auto Receivables Trust Series 2021-2	0.590%	9/15/25	135	134
[9]	Santander Drive Auto Receivables Trust Series 2021-2	0.900%	6/15/26	320	311
[9]	Santander Drive Auto Receivables Trust Series 2021-2	1.350%	7/15/27	275	264
[9]	Santander Drive Auto Receivables Trust Series 2021-3	0.950%	9/15/27	175	171
[9]	Santander Drive Auto Receivables Trust Series 2021-3	1.330%	9/15/27	250	239
[9]	Santander Drive Auto Receivables Trust Series 2021-4	0.880%	6/15/26	425	409
[9]	Santander Drive Auto Receivables Trust Series 2021-4	1.260%	2/16/27	225	215
[9]	Santander Drive Auto Receivables Trust Series 2021-4	1.670%	10/15/27	100	95
[9]	Santander Drive Auto Receivables Trust Series 2022-1	2.360%	8/17/26	300	294
[9]	Santander Drive Auto Receivables Trust Series 2022-1	2.560%	4/17/28	150	146
[9]	Santander Drive Auto Receivables Trust Series 2022-2	3.440%	9/15/27	275	274
[9]	Santander Drive Auto Receivables Trust Series 2022-2	3.760%	7/16/29	200	199
[9]	Synchrony Card Funding LLC Series 2019-A2	2.340%	6/15/25	260	261
[9]	Synchrony Credit Card Master Note Trust Series 2018-2	3.470%	5/15/26	1,175	1,190
[9]	Toyota Auto Receivables Owner Trust Series 2018-B	3.110%	11/15/23	45	45
[9]	Toyota Auto Receivables Owner Trust Series 2020-A	1.680%	5/15/25	195	192
[9]	Toyota Auto Receivables Owner Trust Series 2020-B	1.360%	8/15/24	38	38
[9]	Toyota Auto Receivables Owner Trust Series 2020-C	0.440%	10/15/24	142	140
[9]	Toyota Auto Receivables Owner Trust Series 2020-D	0.350%	1/15/25	300	296
[9]	Toyota Auto Receivables Owner Trust Series 2020-D	0.470%	1/15/26	50	48
[9]	Toyota Auto Receivables Owner Trust Series 2021-A	0.260%	5/15/25	250	245
[9]	Toyota Auto Receivables Owner Trust Series 2021-A	0.390%	6/15/26	100	95
[9]	Toyota Auto Receivables Owner Trust Series 2021-B	0.260%	11/17/25	1,450	1,402
[9]	Toyota Auto Receivables Owner Trust Series 2021-B	0.530%	10/15/26	175	164
[9]	Toyota Auto Receivables Owner Trust Series 2021-C	0.430%	1/15/26	525	508
[9]	Toyota Auto Receivables Owner Trust Series 2021-C	0.720%	1/15/27	125	118
[9]	Toyota Auto Receivables Owner Trust Series 2021-D	0.710%	4/15/26	250	241
[9]	Toyota Auto Receivables Owner Trust Series 2021-D	1.020%	3/15/27	100	94
[9]	UBS Commercial Mortgage Trust Series 2017-C1	3.460%	6/15/50	800	799

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	UBS Commercial Mortgage Trust Series 2017-C1	3.724%	6/15/50	350	351
[9]	UBS Commercial Mortgage Trust Series 2017-C2	3.487%	8/15/50	600	600
[9]	UBS Commercial Mortgage Trust Series 2017-C2	3.740%	8/15/50	150	148
[9]	UBS Commercial Mortgage Trust Series 2017-C3	3.426%	8/15/50	725	721
[9]	UBS Commercial Mortgage Trust Series 2017-C3	3.739%	8/15/50	300	294
[9]	UBS Commercial Mortgage Trust Series 2017-C4	3.301%	10/15/50	475	472
[9]	UBS Commercial Mortgage Trust Series 2017-C4	3.563%	10/15/50	600	598
[9]	UBS Commercial Mortgage Trust Series 2017-C4	3.836%	10/15/50	262	260
[9]	UBS Commercial Mortgage Trust Series 2017-C5	3.474%	11/15/50	400	402
[9]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	600	609
[9]	UBS Commercial Mortgage Trust Series 2017-C7	4.061%	12/15/50	325	327
[9]	UBS Commercial Mortgage Trust Series 2018-C8	3.720%	2/15/51	600	610
[9]	UBS Commercial Mortgage Trust Series 2018-C8	3.983%	2/15/51	200	206
[9]	UBS Commercial Mortgage Trust Series 2018-C8	4.215%	2/15/51	325	334
[9]	UBS Commercial Mortgage Trust Series 2018-C9	4.117%	3/15/51	1,200	1,241
[9]	UBS Commercial Mortgage Trust Series 2018-C10	4.313%	5/15/51	800	833
[9]	UBS Commercial Mortgage Trust Series 2018-C11	4.241%	6/15/51	150	157
[9]	UBS Commercial Mortgage Trust Series 2018-C12	4.296%	8/15/51	475	496
[9]	UBS Commercial Mortgage Trust Series 2018-C13	4.208%	10/15/51	104	105
[9]	UBS Commercial Mortgage Trust Series 2018-C13	4.334%	10/15/51	600	627
[9]	UBS Commercial Mortgage Trust Series 2018-C13	4.585%	10/15/51	100	105
[9]	UBS Commercial Mortgage Trust Series 2018-C14	4.448%	12/15/51	975	1,021
[9]	UBS Commercial Mortgage Trust Series 2018-C15	4.341%	12/15/51	575	600
[9]	UBS Commercial Mortgage Trust Series 2019-C16	3.605%	4/15/52	400	401
[9]	UBS Commercial Mortgage Trust Series 2019-C16	3.887%	4/15/52	125	126
[9]	UBS Commercial Mortgage Trust Series 2019-C17	2.921%	10/15/52	450	433
[9]	UBS Commercial Mortgage Trust Series 2019-C18	3.035%	12/15/52	275	266
[9]	UBS-Barclays Commercial Mortgage Trust Series 2012-C4	2.850%	12/10/45	1,000	1,001
[9]	UBS-Barclays Commercial Mortgage Trust Series 2013-C5	3.185%	3/10/46	290	290
[9]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.244%	4/10/46	175	175

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.469%	4/10/46	75	75
[9]	Verizon Master Trust Series 2021-1	0.500%	5/20/27	2,500	2,379
[9]	Verizon Master Trust Series 2021-2	0.990%	4/20/28	1,550	1,474
[9]	Verizon Master Trust Series 2022-2	1.530%	7/20/28	625	602
[9]	Verizon Owner Trust Series 2020-B	0.470%	2/20/25	1,969	1,942
[9]	Verizon Owner Trust Series 2020-C	0.410%	4/21/25	1,030	1,009
[9]	Volkswagen Auto Loan Enhanced Trust Series 2020-1	0.980%	11/20/24	68	68
[9]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.020%	6/22/26	550	531
[9]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.260%	10/20/28	100	96
[9]	Wells Fargo Commercial Mortgage Trust Series 2012-LC5	2.918%	10/15/45	180	180
[9]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.477%	8/15/50	43	43
[9]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.817%	8/15/50	900	904
[9]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	4.020%	8/15/50	50	49
[9]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.271%	12/15/47	88	88
[9]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.405%	12/15/47	400	399
[9]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.808%	12/15/47	200	200
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	2.991%	2/15/48	234	234
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.166%	2/15/48	200	198
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.580%	2/15/48	175	174
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-C27	3.190%	2/15/48	645	636
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.540%	5/15/48	625	626
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.872%	5/15/48	117	117
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.400%	6/15/48	160	161
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.637%	6/15/48	625	627
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.664%	9/15/58	225	226
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	2.978%	4/15/50	66	66
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.184%	4/15/50	853	845
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.719%	4/15/50	200	198
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.571%	9/15/58	120	121
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.839%	9/15/58	275	278
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	4.207%	9/15/58	225	227
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.632%	5/15/48	8	8
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.934%	5/15/48	63	63

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	3.148%	5/15/48	175	173
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.656%	12/15/48	247	249
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.809%	12/15/48	200	202
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-SG1	3.789%	9/15/48	760	762
[9]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/49	525	508
[9]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.324%	1/15/59	168	167
[9]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	475	476
[9]	Wells Fargo Commercial Mortgage Trust Series 2016-C33	3.426%	3/15/59	315	314
[9]	Wells Fargo Commercial Mortgage Trust Series 2016-C34	3.096%	6/15/49	325	319
[9]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	2.807%	11/15/59	175	170
[9]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.794%	12/15/49	325	330
[9]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.825%	10/15/49	301	300
[9]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.942%	10/15/49	614	602
[9]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	3.367%	10/15/49	100	98
[9]	Wells Fargo Commercial Mortgage Trust Series 2016-LC25	3.640%	12/15/59	210	212
[9]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	854	857
[9]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.665%	7/15/50	242	245
[9]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.418%	9/15/50	725	726
[9]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.702%	9/15/50	400	399
[9]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	400	398
[9]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	600	605
[9]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.854%	10/15/50	150	150
[9]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	1,000	1,002
[9]	Wells Fargo Commercial Mortgage Trust Series 2017-RB1	3.635%	3/15/50	1,200	1,212
[9]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	1,200	1,211
[9]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.012%	3/15/51	1,200	1,238
[9]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.152%	3/15/51	200	202
[9]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/51	775	809
[9]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	1,000	1,043
[9]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	475	495

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	1,075	1,139
[9]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	500	527
[9]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	4.023%	3/15/52	975	1,011
[9]	Wells Fargo Commercial Mortgage Trust Series 2019-C50	3.729%	5/15/52	700	714
[9]	Wells Fargo Commercial Mortgage Trust Series 2019-C51	3.311%	6/15/52	780	776
[9]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	2.892%	8/15/52	200	194
[9]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	3.143%	8/15/52	350	338
[9]	Wells Fargo Commercial Mortgage Trust Series 2019-C53	3.040%	10/15/52	750	732
[9]	Wells Fargo Commercial Mortgage Trust Series 2019-C54	3.146%	12/15/52	450	442
[9]	Wells Fargo Commercial Mortgage Trust Series 2020-C55	2.725%	2/15/53	975	929
[9]	Wells Fargo Commercial Mortgage Trust Series 2020-C56	2.448%	6/15/53	135	126
[9]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	2.092%	7/15/53	175	158
[9]	Wells Fargo Commercial Mortgage Trust Series 2021-C59	2.626%	4/15/54	400	377
[9]	WFRBS Commercial Mortgage Trust Series 2012-C7	3.431%	6/15/45	122	121
[9]	WFRBS Commercial Mortgage Trust Series 2012-C7	4.090%	6/15/45	250	250
[9]	WFRBS Commercial Mortgage Trust Series 2012-C8	3.001%	8/15/45	110	109
[9]	WFRBS Commercial Mortgage Trust Series 2012-C9	2.870%	11/15/45	292	292
[9]	WFRBS Commercial Mortgage Trust Series 2012-C10	2.875%	12/15/45	600	600
[9]	WFRBS Commercial Mortgage Trust Series 2013-C12	3.198%	3/15/48	76	76
[9]	WFRBS Commercial Mortgage Trust Series 2013-C12	3.560%	3/15/48	52	52
[9]	WFRBS Commercial Mortgage Trust Series 2013-C13	3.001%	5/15/45	222	222
[9]	WFRBS Commercial Mortgage Trust Series 2013-C13	3.345%	5/15/45	44	44
[9]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.337%	6/15/46	400	400
[9]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.488%	6/15/46	200	200
[9]	WFRBS Commercial Mortgage Trust Series 2013-C15	3.720%	8/15/46	37	37
[9]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.153%	8/15/46	650	655
[9]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.358%	8/15/46	160	161
[9]	WFRBS Commercial Mortgage Trust Series 2013-C16	3.963%	9/15/46	59	59
[9]	WFRBS Commercial Mortgage Trust Series 2013-C16	4.415%	9/15/46	180	183
[9]	WFRBS Commercial Mortgage Trust Series 2013-C16	4.668%	9/15/46	290	295

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	WFRBS Commercial Mortgage Trust Series 2013-C17	3.558%	12/15/46	34	34
[9]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.023%	12/15/46	100	101
[9]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.255%	12/15/46	100	101
[9]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.788%	12/15/46	100	102
[9]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.162%	12/15/46	1,436	1,453
[9]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.387%	12/15/46	50	51
[9]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.862%	12/15/46	75	75
[9]	WFRBS Commercial Mortgage Trust Series 2013-UBS1	4.079%	3/15/46	162	164
[9]	WFRBS Commercial Mortgage Trust Series 2013-UBS1	5.039%	3/15/46	50	51
[9]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.618%	3/15/47	19	19
[9]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.660%	3/15/47	42	42
[9]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.101%	3/15/47	175	176
[9]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.723%	3/15/47	50	50
[9]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.638%	5/15/47	41	42
[9]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.995%	5/15/47	125	126
[9]	WFRBS Commercial Mortgage Trust Series 2014-C20	4.176%	5/15/47	125	125
[9]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.410%	8/15/47	244	243
[9]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.678%	8/15/47	425	426
[9]	WFRBS Commercial Mortgage Trust Series 2014-C22	3.752%	9/15/57	650	654
[9]	WFRBS Commercial Mortgage Trust Series 2014-C22	4.371%	9/15/57	100	100
[9]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.636%	10/15/57	126	127
[9]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.917%	10/15/57	125	126
[9]	WFRBS Commercial Mortgage Trust Series 2014-C23	4.210%	10/15/57	75	76
[9]	WFRBS Commercial Mortgage Trust Series 2014-C25	3.631%	11/15/47	200	201
[9]	WFRBS Commercial Mortgage Trust Series 2014-LC14	3.522%	3/15/47	106	107
[9]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.045%	3/15/47	725	732
[9]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.351%	3/15/47	300	303
[9]	World Omni Auto Receivables Trust Series 2019-C	1.960%	12/16/24	252	252
[9]	World Omni Auto Receivables Trust Series 2020-A	1.700%	1/17/23	151	151
[9]	World Omni Auto Receivables Trust Series 2020-A	1.790%	6/16/25	115	115

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	World Omni Auto Receivables Trust Series 2020-B	0.630%	5/15/25	153	152
[9]	World Omni Auto Receivables Trust Series 2020-B	0.820%	1/15/26	50	48
[9]	World Omni Auto Receivables Trust Series 2020-C	0.480%	11/17/25	200	197
[9]	World Omni Auto Receivables Trust Series 2020-C	0.610%	10/15/26	75	72
[9]	World Omni Auto Receivables Trust Series 2021-A	0.300%	1/15/26	215	210
[9]	World Omni Auto Receivables Trust Series 2021-A	0.480%	9/15/26	50	47
[9]	World Omni Auto Receivables Trust Series 2021-B	0.420%	6/15/26	350	339
[9]	World Omni Auto Receivables Trust Series 2021-C	0.440%	8/17/26	350	338
[9]	World Omni Auto Receivables Trust Series 2021-C	0.640%	9/15/27	150	142
[9]	World Omni Auto Receivables Trust Series 2021-D	0.810%	10/15/26	375	360
[9]	World Omni Auto Receivables Trust Series 2021-D	1.100%	11/15/27	250	236
[9]	World Omni Auto Receivables Trust Series 2022-A	1.660%	5/17/27	375	367
[9]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/28	50	49
[9]	World Omni Automobile Lease Securitization Trust Series 2020-B	0.450%	2/15/24	350	346
[9]	World Omni Automobile Lease Securitization Trust Series 2020-B	0.520%	2/17/26	75	73
[9]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.420%	8/15/24	200	194
[9]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.500%	11/16/26	75	72
[9]	World Omni Select Auto Trust Series 2020-A	0.550%	7/15/25	50	50
[9]	World Omni Select Auto Trust Series 2021-A	0.530%	3/15/27	150	145
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $549,939)					531,467
Corporate Bonds (10.4%)
Communications (1.0%)
	Activision Blizzard Inc.	3.400%	9/15/26	1,047	1,065
	Activision Blizzard Inc.	1.350%	9/15/30	1,000	868
	Activision Blizzard Inc.	4.500%	6/15/47	325	369
	Activision Blizzard Inc.	2.500%	9/15/50	1,400	1,150
	Alphabet Inc.	3.375%	2/25/24	100	102
	Alphabet Inc.	0.450%	8/15/25	800	747
	Alphabet Inc.	1.998%	8/15/26	1,600	1,560
	Alphabet Inc.	0.800%	8/15/27	900	814
	Alphabet Inc.	1.100%	8/15/30	1,800	1,572
	Alphabet Inc.	1.900%	8/15/40	1,000	817
	Alphabet Inc.	2.050%	8/15/50	2,000	1,582
	Alphabet Inc.	2.250%	8/15/60	1,600	1,251
	America Movil SAB de CV	3.625%	4/22/29	700	705
	America Movil SAB de CV	2.875%	5/7/30	700	669
	America Movil SAB de CV	6.375%	3/1/35	800	999
	America Movil SAB de CV	6.125%	11/15/37	300	365
	America Movil SAB de CV	6.125%	3/30/40	1,500	1,868
	America Movil SAB de CV	4.375%	7/16/42	950	991

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	America Movil SAB de CV	4.375%	4/22/49	2,000	2,132
	AT&T Inc.	4.050%	12/15/23	375	384
	AT&T Inc.	0.900%	3/25/24	1,500	1,454
	AT&T Inc.	4.450%	4/1/24	825	849
	AT&T Inc.	3.950%	1/15/25	804	825
	AT&T Inc.	3.400%	5/15/25	3,632	3,667
	AT&T Inc.	3.600%	7/15/25	825	838
	AT&T Inc.	4.125%	2/17/26	2,514	2,612
	AT&T Inc.	1.700%	3/25/26	3,000	2,846
	AT&T Inc.	3.800%	2/15/27	2,570	2,632
	AT&T Inc.	2.300%	6/1/27	2,650	2,529
	AT&T Inc.	1.650%	2/1/28	2,750	2,505
[9]	AT&T Inc.	4.100%	2/15/28	952	989
	AT&T Inc.	4.350%	3/1/29	2,700	2,852
[9]	AT&T Inc.	4.300%	2/15/30	2,249	2,378
	AT&T Inc.	2.750%	6/1/31	2,600	2,435
	AT&T Inc.	2.250%	2/1/32	3,000	2,659
	AT&T Inc.	2.550%	12/1/33	3,118	2,774
	AT&T Inc.	4.500%	5/15/35	2,230	2,366
	AT&T Inc.	5.250%	3/1/37	2,825	3,216
	AT&T Inc.	4.900%	8/15/37	1,405	1,532
	AT&T Inc.	4.850%	3/1/39	1,000	1,089
	AT&T Inc.	5.350%	9/1/40	1,205	1,384
	AT&T Inc.	3.500%	6/1/41	2,650	2,440
	AT&T Inc.	5.550%	8/15/41	410	480
	AT&T Inc.	5.150%	3/15/42	1,000	1,127
	AT&T Inc.	4.900%	6/15/42	900	973
	AT&T Inc.	4.300%	12/15/42	1,523	1,539
	AT&T Inc.	3.100%	2/1/43	3,600	3,106
	AT&T Inc.	4.350%	6/15/45	1,137	1,143
	AT&T Inc.	4.750%	5/15/46	1,825	1,990
[9]	AT&T Inc.	5.150%	11/15/46	742	846
	AT&T Inc.	4.500%	3/9/48	1,900	1,989
	AT&T Inc.	4.550%	3/9/49	1,424	1,497
	AT&T Inc.	5.150%	2/15/50	750	859
	AT&T Inc.	3.650%	6/1/51	3,135	2,856
	AT&T Inc.	3.300%	2/1/52	1,800	1,538
	AT&T Inc.	3.500%	9/15/53	6,906	6,106
	AT&T Inc.	3.550%	9/15/55	7,751	6,799
	AT&T Inc.	3.800%	12/1/57	5,253	4,797
	AT&T Inc.	3.650%	9/15/59	4,249	3,733
	AT&T Inc.	3.850%	6/1/60	1,155	1,040
	AT&T Inc.	3.500%	2/1/61	1,400	1,188
	Baidu Inc.	3.875%	9/29/23	800	808
	Baidu Inc.	4.375%	5/14/24	400	407
	Baidu Inc.	3.075%	4/7/25	200	197
	Baidu Inc.	1.720%	4/9/26	500	461
	Baidu Inc.	3.625%	7/6/27	325	322
	Baidu Inc.	4.375%	3/29/28	400	406
	Baidu Inc.	4.875%	11/14/28	300	313
	Baidu Inc.	3.425%	4/7/30	700	673
	Baidu Inc.	2.375%	8/23/31	650	567
[9]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	400	354
	Booking Holdings Inc.	3.650%	3/15/25	400	407
	Booking Holdings Inc.	3.600%	6/1/26	755	769
	Booking Holdings Inc.	3.550%	3/15/28	650	657
	British Telecommunications plc	4.500%	12/4/23	500	511

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	British Telecommunications plc	5.125%	12/4/28	250	263
	British Telecommunications plc	9.625%	12/15/30	2,300	3,143
[9]	Charter Communications Operating LLC	4.500%	2/1/24	1,330	1,363
	Charter Communications Operating LLC	4.908%	7/23/25	3,500	3,624
	Charter Communications Operating LLC	3.750%	2/15/28	880	872
	Charter Communications Operating LLC	2.250%	1/15/29	1,000	902
	Charter Communications Operating LLC	5.050%	3/30/29	1,300	1,377
	Charter Communications Operating LLC	2.800%	4/1/31	1,415	1,279
	Charter Communications Operating LLC	2.300%	2/1/32	800	684
	Charter Communications Operating LLC	4.400%	4/1/33	900	898
	Charter Communications Operating LLC	6.384%	10/23/35	1,964	2,232
	Charter Communications Operating LLC	5.375%	4/1/38	800	824
	Charter Communications Operating LLC	3.500%	6/1/41	1,000	836
	Charter Communications Operating LLC	3.500%	3/1/42	1,000	831
	Charter Communications Operating LLC	6.484%	10/23/45	3,310	3,773
	Charter Communications Operating LLC	5.375%	5/1/47	1,650	1,687
	Charter Communications Operating LLC	5.750%	4/1/48	2,550	2,724
	Charter Communications Operating LLC	5.125%	7/1/49	750	747
	Charter Communications Operating LLC	4.800%	3/1/50	2,700	2,562
	Charter Communications Operating LLC	3.700%	4/1/51	1,845	1,501
	Charter Communications Operating LLC	3.900%	6/1/52	2,500	2,116
	Charter Communications Operating LLC	5.250%	4/1/53	1,000	1,013
	Charter Communications Operating LLC	6.834%	10/23/55	1,325	1,574
	Charter Communications Operating LLC	3.850%	4/1/61	2,800	2,249
	Charter Communications Operating LLC	4.400%	12/1/61	1,300	1,136
	Charter Communications Operating LLC	3.950%	6/30/62	1,250	1,015
	Charter Communications Operating LLC	5.500%	4/1/63	900	908
	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	1,108	1,161
	Comcast Corp.	3.375%	2/15/25	999	1,014
	Comcast Corp.	3.375%	8/15/25	2,955	2,993
	Comcast Corp.	3.950%	10/15/25	3,089	3,190
	Comcast Corp.	3.150%	3/1/26	2,000	2,018
	Comcast Corp.	2.350%	1/15/27	1,930	1,876
	Comcast Corp.	3.300%	2/1/27	1,375	1,394
	Comcast Corp.	3.300%	4/1/27	1,250	1,266

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	3.150%	2/15/28	1,381	1,378
	Comcast Corp.	4.150%	10/15/28	5,000	5,256
	Comcast Corp.	2.650%	2/1/30	1,050	1,009
	Comcast Corp.	3.400%	4/1/30	1,375	1,392
	Comcast Corp.	4.250%	10/15/30	1,200	1,280
	Comcast Corp.	1.950%	1/15/31	1,300	1,174
	Comcast Corp.	1.500%	2/15/31	3,400	2,961
	Comcast Corp.	4.250%	1/15/33	1,275	1,366
	Comcast Corp.	7.050%	3/15/33	1,025	1,339
	Comcast Corp.	5.650%	6/15/35	1,080	1,294
	Comcast Corp.	4.400%	8/15/35	1,000	1,076
	Comcast Corp.	6.500%	11/15/35	71	92
	Comcast Corp.	3.200%	7/15/36	700	670
	Comcast Corp.	6.450%	3/15/37	1,350	1,764
	Comcast Corp.	3.900%	3/1/38	1,225	1,257
	Comcast Corp.	4.600%	10/15/38	2,300	2,541
	Comcast Corp.	3.250%	11/1/39	575	544
	Comcast Corp.	3.750%	4/1/40	2,650	2,661
	Comcast Corp.	4.650%	7/15/42	565	622
	Comcast Corp.	4.600%	8/15/45	1,291	1,421
	Comcast Corp.	3.400%	7/15/46	3,200	3,016
	Comcast Corp.	4.000%	8/15/47	1,700	1,744
	Comcast Corp.	3.969%	11/1/47	1,871	1,912
	Comcast Corp.	4.000%	3/1/48	922	949
	Comcast Corp.	4.700%	10/15/48	1,300	1,470
	Comcast Corp.	3.999%	11/1/49	1,803	1,842
	Comcast Corp.	3.450%	2/1/50	1,400	1,318
	Comcast Corp.	2.800%	1/15/51	1,575	1,325
[12]	Comcast Corp.	2.887%	11/1/51	3,731	3,168
	Comcast Corp.	2.450%	8/15/52	500	398
	Comcast Corp.	4.049%	11/1/52	1,317	1,370
[12]	Comcast Corp.	2.937%	11/1/56	4,888	4,077
	Comcast Corp.	4.950%	10/15/58	1,150	1,366
	Comcast Corp.	2.650%	8/15/62	1,000	777
[12]	Comcast Corp.	2.987%	11/1/63	2,184	1,790
	Deutsche Telekom International Finance BV	8.750%	6/15/30	3,450	4,637
	Discovery Communications LLC	3.800%	3/13/24	210	212
	Discovery Communications LLC	3.900%	11/15/24	534	539
	Discovery Communications LLC	3.450%	3/15/25	1,350	1,340
	Discovery Communications LLC	3.950%	6/15/25	576	580
	Discovery Communications LLC	4.900%	3/11/26	550	571
	Discovery Communications LLC	3.950%	3/20/28	1,609	1,608
	Discovery Communications LLC	4.125%	5/15/29	500	506
	Discovery Communications LLC	3.625%	5/15/30	930	903
	Discovery Communications LLC	5.000%	9/20/37	530	548
	Discovery Communications LLC	6.350%	6/1/40	1,155	1,326
	Discovery Communications LLC	4.875%	4/1/43	700	703
	Discovery Communications LLC	5.200%	9/20/47	1,130	1,175
	Discovery Communications LLC	5.300%	5/15/49	689	726
	Discovery Communications LLC	4.650%	5/15/50	900	878
	Discovery Communications LLC	4.000%	9/15/55	1,245	1,076
	Electronic Arts Inc.	4.800%	3/1/26	275	290
	Electronic Arts Inc.	1.850%	2/15/31	500	440
	Electronic Arts Inc.	2.950%	2/15/51	800	668
	Expedia Group Inc.	3.600%	12/15/23	200	201
	Expedia Group Inc.	4.500%	8/15/24	500	512
	Expedia Group Inc.	5.000%	2/15/26	1,600	1,672

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Expedia Group Inc.	4.625%	8/1/27	900	937
	Expedia Group Inc.	3.800%	2/15/28	1,500	1,493
	Expedia Group Inc.	3.250%	2/15/30	1,025	978
	Expedia Group Inc.	2.950%	3/15/31	1,000	928
	Fox Corp.	4.030%	1/25/24	1,575	1,608
	Fox Corp.	3.050%	4/7/25	240	240
	Fox Corp.	4.709%	1/25/29	1,000	1,067
	Fox Corp.	3.500%	4/8/30	560	555
	Fox Corp.	5.476%	1/25/39	950	1,075
	Fox Corp.	5.576%	1/25/49	1,900	2,214
	Grupo Televisa SAB	6.625%	3/18/25	350	380
	Grupo Televisa SAB	4.625%	1/30/26	550	568
	Grupo Televisa SAB	8.500%	3/11/32	50	66
	Grupo Televisa SAB	6.625%	1/15/40	500	599
	Grupo Televisa SAB	5.000%	5/13/45	1,640	1,696
	Grupo Televisa SAB	6.125%	1/31/46	350	425
	Grupo Televisa SAB	5.250%	5/24/49	800	881
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	176	179
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	325	340
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	400	429
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	500	453
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	500	446
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	850	1,018
	Koninklijke KPN NV	8.375%	10/1/30	500	643
[12]	Magallanes Inc.	3.428%	3/15/24	1,675	1,684
[12]	Magallanes Inc.	3.528%	3/15/24	500	500
[12]	Magallanes Inc.	3.638%	3/15/25	1,600	1,607
[12]	Magallanes Inc.	3.788%	3/15/25	500	500
[12]	Magallanes Inc.	3.755%	3/15/27	3,600	3,595
[12]	Magallanes Inc.	4.054%	3/15/29	1,200	1,206
[12]	Magallanes Inc.	4.279%	3/15/32	5,200	5,229
[12]	Magallanes Inc.	5.050%	3/15/42	4,000	4,081
[12]	Magallanes Inc.	5.141%	3/15/52	6,665	6,823
[12]	Magallanes Inc.	5.391%	3/15/62	2,800	2,893
	NBCUniversal Media LLC	4.450%	1/15/43	1,450	1,563
	Omnicom Group Inc.	3.650%	11/1/24	650	658
	Omnicom Group Inc.	3.600%	4/15/26	1,150	1,166
	Omnicom Group Inc.	2.450%	4/30/30	620	575
	Omnicom Group Inc.	4.200%	6/1/30	400	418
	Omnicom Group Inc.	2.600%	8/1/31	750	694
	Orange SA	9.000%	3/1/31	2,260	3,140
	Orange SA	5.375%	1/13/42	700	809
	Orange SA	5.500%	2/6/44	600	721
	Paramount Global	3.500%	1/15/25	228	229
	Paramount Global	4.750%	5/15/25	1,000	1,040
	Paramount Global	4.000%	1/15/26	500	509
	Paramount Global	2.900%	1/15/27	3,133	3,059
	Paramount Global	3.375%	2/15/28	1,425	1,399
	Paramount Global	3.700%	6/1/28	400	398
	Paramount Global	4.950%	1/15/31	1,200	1,276
	Paramount Global	4.200%	5/19/32	2,000	2,002
	Paramount Global	4.850%	7/1/42	675	680
	Paramount Global	4.375%	3/15/43	887	843
	Paramount Global	5.850%	9/1/43	1,975	2,264
	Paramount Global	5.250%	4/1/44	500	521
	Paramount Global	4.900%	8/15/44	700	702
	Paramount Global	4.950%	5/19/50	1,250	1,307
	Rogers Communications Inc.	4.100%	10/1/23	300	305

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	Rogers Communications Inc.	2.950%	3/15/25	900	895
	Rogers Communications Inc.	3.625%	12/15/25	475	479
[12]	Rogers Communications Inc.	3.200%	3/15/27	800	788
[12]	Rogers Communications Inc.	3.800%	3/15/32	1,900	1,885
[12]	Rogers Communications Inc.	4.500%	3/15/42	700	711
	Rogers Communications Inc.	4.500%	3/15/43	540	548
	Rogers Communications Inc.	5.000%	3/15/44	500	534
	Rogers Communications Inc.	4.350%	5/1/49	1,100	1,086
[12]	Rogers Communications Inc.	4.550%	3/15/52	1,800	1,810
	Telefonica Emisiones SA	4.103%	3/8/27	1,675	1,717
	Telefonica Emisiones SA	7.045%	6/20/36	1,835	2,304
	Telefonica Emisiones SA	4.665%	3/6/38	1,600	1,634
	Telefonica Emisiones SA	5.213%	3/8/47	2,500	2,692
	Telefonica Emisiones SA	4.895%	3/6/48	1,200	1,246
	Telefonica Emisiones SA	5.520%	3/1/49	900	1,010
	Telefonica Europe BV	8.250%	9/15/30	1,580	2,064
	TELUS Corp.	2.800%	2/16/27	500	492
	TELUS Corp.	3.400%	5/13/32	350	343
	TELUS Corp.	4.300%	6/15/49	1,000	1,054
	Tencent Music Entertainment Group	2.000%	9/3/30	400	331
	Thomson Reuters Corp.	4.300%	11/23/23	560	572
	Thomson Reuters Corp.	3.350%	5/15/26	400	402
	Thomson Reuters Corp.	5.500%	8/15/35	350	400
	Thomson Reuters Corp.	5.850%	4/15/40	400	490
	Time Warner Cable LLC	6.550%	5/1/37	1,300	1,497
	Time Warner Cable LLC	7.300%	7/1/38	1,585	1,927
	Time Warner Cable LLC	6.750%	6/15/39	1,850	2,147
	Time Warner Cable LLC	5.875%	11/15/40	750	807
	Time Warner Cable LLC	5.500%	9/1/41	925	961
	Time Warner Cable LLC	4.500%	9/15/42	730	675
	Time Warner Entertainment Co. LP	8.375%	7/15/33	1,150	1,500
	T-Mobile USA Inc.	3.500%	4/15/25	2,150	2,163
	T-Mobile USA Inc.	1.500%	2/15/26	1,300	1,212
	T-Mobile USA Inc.	3.750%	4/15/27	6,500	6,547
	T-Mobile USA Inc.	2.050%	2/15/28	4,000	3,665
[12]	T-Mobile USA Inc.	2.400%	3/15/29	275	252
	T-Mobile USA Inc.	3.875%	4/15/30	6,675	6,703
	T-Mobile USA Inc.	2.550%	2/15/31	1,900	1,723
	T-Mobile USA Inc.	2.250%	11/15/31	900	787
[12]	T-Mobile USA Inc.	2.700%	3/15/32	925	842
	T-Mobile USA Inc.	4.375%	4/15/40	3,250	3,278
	T-Mobile USA Inc.	3.000%	2/15/41	2,500	2,112
	T-Mobile USA Inc.	4.500%	4/15/50	2,690	2,732
	T-Mobile USA Inc.	3.300%	2/15/51	3,100	2,618
[12]	T-Mobile USA Inc.	3.400%	10/15/52	2,100	1,794
	T-Mobile USA Inc.	3.600%	11/15/60	1,200	1,026
[12]	T-Mobile USA Inc.	3.600%	11/15/60	600	511
[9]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	600	604
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	1,000	1,002
[9]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	1,415	1,353
[9]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	50	64
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	325	346
[9]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	485	504
[9]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	400	398
[9]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	400	357
	VeriSign Inc.	2.700%	6/15/31	700	642
	Verizon Communications Inc.	3.376%	2/15/25	1,100	1,113
	Verizon Communications Inc.	0.850%	11/20/25	1,525	1,412

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Verizon Communications Inc.	1.450%	3/20/26	2,500	2,351
	Verizon Communications Inc.	2.625%	8/15/26	2,437	2,385
	Verizon Communications Inc.	4.125%	3/16/27	2,750	2,860
	Verizon Communications Inc.	3.000%	3/22/27	1,100	1,087
	Verizon Communications Inc.	2.100%	3/22/28	2,700	2,520
	Verizon Communications Inc.	4.329%	9/21/28	3,207	3,385
	Verizon Communications Inc.	4.016%	12/3/29	3,514	3,650
	Verizon Communications Inc.	3.150%	3/22/30	3,990	3,921
	Verizon Communications Inc.	1.500%	9/18/30	500	434
	Verizon Communications Inc.	1.680%	10/30/30	4,176	3,650
	Verizon Communications Inc.	1.750%	1/20/31	2,000	1,746
	Verizon Communications Inc.	2.550%	3/21/31	3,600	3,345
[12]	Verizon Communications Inc.	2.355%	3/15/32	4,600	4,159
	Verizon Communications Inc.	4.500%	8/10/33	3,075	3,300
	Verizon Communications Inc.	4.400%	11/1/34	2,200	2,341
	Verizon Communications Inc.	4.272%	1/15/36	1,754	1,850
	Verizon Communications Inc.	5.250%	3/16/37	1,200	1,398
	Verizon Communications Inc.	4.812%	3/15/39	1,675	1,893
	Verizon Communications Inc.	2.650%	11/20/40	2,775	2,360
	Verizon Communications Inc.	3.400%	3/22/41	4,000	3,765
	Verizon Communications Inc.	2.850%	9/3/41	905	797
	Verizon Communications Inc.	4.125%	8/15/46	2,480	2,556
	Verizon Communications Inc.	4.862%	8/21/46	1,830	2,104
	Verizon Communications Inc.	4.522%	9/15/48	3,000	3,295
	Verizon Communications Inc.	4.000%	3/22/50	1,200	1,219
	Verizon Communications Inc.	2.875%	11/20/50	2,600	2,172
	Verizon Communications Inc.	3.550%	3/22/51	4,150	3,914
	Verizon Communications Inc.	2.987%	10/30/56	4,339	3,590
	Verizon Communications Inc.	3.000%	11/20/60	1,500	1,230
	Verizon Communications Inc.	3.700%	3/22/61	3,740	3,508
	Vodafone Group plc	3.750%	1/16/24	1,200	1,226
	Vodafone Group plc	4.125%	5/30/25	2,619	2,699
	Vodafone Group plc	4.375%	5/30/28	2,510	2,631
	Vodafone Group plc	7.875%	2/15/30	625	796
	Vodafone Group plc	6.250%	11/30/32	425	504
	Vodafone Group plc	6.150%	2/27/37	1,200	1,437
	Vodafone Group plc	5.000%	5/30/38	2,630	2,867
	Vodafone Group plc	4.375%	2/19/43	1,125	1,128
	Vodafone Group plc	5.250%	5/30/48	2,645	2,977
	Vodafone Group plc	4.875%	6/19/49	1,250	1,359
	Vodafone Group plc	4.250%	9/17/50	1,400	1,393
	Vodafone Group plc	5.125%	6/19/59	600	670
	Walt Disney Co.	1.750%	8/30/24	2,175	2,136
	Walt Disney Co.	3.700%	9/15/24	1,000	1,021
	Walt Disney Co.	3.350%	3/24/25	1,255	1,273
	Walt Disney Co.	3.700%	10/15/25	500	512
	Walt Disney Co.	1.750%	1/13/26	2,000	1,916
	Walt Disney Co.	3.375%	11/15/26	281	285
	Walt Disney Co.	3.700%	3/23/27	400	412
	Walt Disney Co.	2.200%	1/13/28	1,300	1,239
	Walt Disney Co.	2.000%	9/1/29	1,400	1,296
	Walt Disney Co.	3.800%	3/22/30	1,085	1,130
	Walt Disney Co.	2.650%	1/13/31	3,000	2,866
	Walt Disney Co.	6.550%	3/15/33	392	496
	Walt Disney Co.	6.200%	12/15/34	775	979
	Walt Disney Co.	6.400%	12/15/35	2,800	3,600
	Walt Disney Co.	6.150%	3/1/37	800	1,015
	Walt Disney Co.	6.650%	11/15/37	1,600	2,136

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walt Disney Co.	4.625%	3/23/40	475	528
	Walt Disney Co.	3.500%	5/13/40	2,700	2,631
	Walt Disney Co.	5.400%	10/1/43	1,400	1,703
	Walt Disney Co.	4.750%	9/15/44	690	778
	Walt Disney Co.	4.950%	10/15/45	100	116
	Walt Disney Co.	2.750%	9/1/49	2,000	1,706
	Walt Disney Co.	4.700%	3/23/50	1,155	1,337
	Walt Disney Co.	3.600%	1/13/51	2,000	1,976
	Walt Disney Co.	3.800%	5/13/60	1,100	1,107
	Weibo Corp.	3.500%	7/5/24	825	806
	Weibo Corp.	3.375%	7/8/30	700	597
	WPP Finance 2010	3.750%	9/19/24	1,025	1,037
					540,595
Consumer Discretionary (0.6%)
	Advance Auto Parts Inc.	3.900%	4/15/30	700	699
	Alibaba Group Holding Ltd.	2.800%	6/6/23	200	199
	Alibaba Group Holding Ltd.	3.600%	11/28/24	2,225	2,230
	Alibaba Group Holding Ltd.	3.400%	12/6/27	2,335	2,291
	Alibaba Group Holding Ltd.	2.125%	2/9/31	1,454	1,263
	Alibaba Group Holding Ltd.	4.500%	11/28/34	600	600
	Alibaba Group Holding Ltd.	4.000%	12/6/37	535	499
	Alibaba Group Holding Ltd.	2.700%	2/9/41	1,000	765
	Alibaba Group Holding Ltd.	4.200%	12/6/47	1,900	1,759
	Alibaba Group Holding Ltd.	3.150%	2/9/51	1,325	1,025
	Alibaba Group Holding Ltd.	4.400%	12/6/57	900	846
	Alibaba Group Holding Ltd.	3.250%	2/9/61	900	677
	Amazon.com Inc.	2.500%	11/29/22	475	477
	Amazon.com Inc.	0.250%	5/12/23	1,000	983
	Amazon.com Inc.	0.400%	6/3/23	1,750	1,723
	Amazon.com Inc.	0.450%	5/12/24	2,000	1,928
	Amazon.com Inc.	0.800%	6/3/25	1,000	946
	Amazon.com Inc.	5.200%	12/3/25	875	943
	Amazon.com Inc.	1.000%	5/12/26	2,500	2,345
	Amazon.com Inc.	1.200%	6/3/27	2,200	2,034
	Amazon.com Inc.	3.150%	8/22/27	1,550	1,573
	Amazon.com Inc.	1.650%	5/12/28	2,125	1,974
	Amazon.com Inc.	2.100%	5/12/31	4,000	3,719
	Amazon.com Inc.	4.800%	12/5/34	975	1,122
	Amazon.com Inc.	3.875%	8/22/37	3,590	3,784
	Amazon.com Inc.	2.875%	5/12/41	1,900	1,753
	Amazon.com Inc.	4.950%	12/5/44	1,275	1,549
	Amazon.com Inc.	4.050%	8/22/47	3,400	3,703
	Amazon.com Inc.	2.500%	6/3/50	2,298	1,925
	Amazon.com Inc.	3.100%	5/12/51	3,025	2,841
	Amazon.com Inc.	4.250%	8/22/57	1,785	2,026
	Amazon.com Inc.	2.700%	6/3/60	2,295	1,904
	Amazon.com Inc.	3.250%	5/12/61	1,500	1,407
[9]	American Honda Finance Corp.	2.600%	11/16/22	500	502
[9]	American Honda Finance Corp.	1.950%	5/10/23	1,400	1,394
[9]	American Honda Finance Corp.	0.875%	7/7/23	500	492
[9]	American Honda Finance Corp.	3.450%	7/14/23	400	405
[9]	American Honda Finance Corp.	0.650%	9/8/23	1,175	1,146
[9]	American Honda Finance Corp.	3.625%	10/10/23	400	406
[9]	American Honda Finance Corp.	2.900%	2/16/24	1,725	1,731
[9]	American Honda Finance Corp.	2.400%	6/27/24	400	397
[9]	American Honda Finance Corp.	0.550%	7/12/24	500	476
[9]	American Honda Finance Corp.	2.150%	9/10/24	475	468
[9]	American Honda Finance Corp.	1.200%	7/8/25	500	471

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	American Honda Finance Corp.	1.000%	9/10/25	600	559
[9]	American Honda Finance Corp.	2.300%	9/9/26	250	241
[9]	American Honda Finance Corp.	2.350%	1/8/27	375	362
[9]	American Honda Finance Corp.	3.500%	2/15/28	400	403
[9]	American Honda Finance Corp.	2.000%	3/24/28	900	836
[9]	American Honda Finance Corp.	2.250%	1/12/29	250	233
[9]	American Honda Finance Corp.	1.800%	1/13/31	1,000	885
[9]	American University	3.672%	4/1/49	400	389
	Aptiv plc	2.396%	2/18/25	500	487
	Aptiv plc	4.350%	3/15/29	150	155
	Aptiv plc	3.250%	3/1/32	700	663
	Aptiv plc	4.400%	10/1/46	225	218
	Aptiv plc	5.400%	3/15/49	305	337
	Aptiv plc	3.100%	12/1/51	1,300	1,034
	Aptiv plc	4.150%	5/1/52	900	847
	AutoNation Inc.	3.500%	11/15/24	762	763
	AutoNation Inc.	4.500%	10/1/25	500	513
	AutoNation Inc.	3.800%	11/15/27	250	250
	AutoNation Inc.	1.950%	8/1/28	2,000	1,795
	AutoNation Inc.	3.850%	3/1/32	750	726
	AutoZone Inc.	3.125%	7/15/23	275	277
	AutoZone Inc.	3.125%	4/18/24	430	431
	AutoZone Inc.	3.250%	4/15/25	748	747
	AutoZone Inc.	3.625%	4/15/25	23	23
	AutoZone Inc.	3.125%	4/21/26	300	298
	AutoZone Inc.	3.750%	6/1/27	700	718
	AutoZone Inc.	3.750%	4/18/29	550	555
	AutoZone Inc.	4.000%	4/15/30	1,400	1,436
	AutoZone Inc.	1.650%	1/15/31	1,158	988
	Best Buy Co. Inc.	4.450%	10/1/28	850	892
	BorgWarner Inc.	3.375%	3/15/25	250	251
	BorgWarner Inc.	2.650%	7/1/27	900	870
	BorgWarner Inc.	4.375%	3/15/45	500	496
[9]	Brown University in Providence in the State of Rhode Island & Providence Plant	2.924%	9/1/50	500	458
	Brunswick Corp.	0.850%	8/18/24	500	473
	Brunswick Corp.	2.400%	8/18/31	500	424
	Brunswick Corp.	4.400%	9/15/32	500	495
	Brunswick Corp.	5.100%	4/1/52	500	477
[9]	California Endowment	2.498%	4/1/51	150	123
	California Institute of Technology	4.700%	11/1/11	325	363
	California Institute of Technology	3.650%	9/1/19	450	390
	Choice Hotels International Inc.	3.700%	12/1/29	500	496
	Claremont Mckenna College	3.775%	1/1/22	725	617
	Cleveland Clinic Foundation	4.858%	1/1/14	325	366
[12]	Daimler Finance North America LLC	0.750%	3/1/24	500	480
[12]	Daimler Finance North America LLC	2.625%	3/10/30	1,000	930
	Daimler Finance North America LLC	8.500%	1/18/31	605	815
	Darden Restaurants Inc.	3.850%	5/1/27	750	762
	Darden Restaurants Inc.	4.550%	2/15/48	550	535
	Dick's Sporting Goods Inc.	3.150%	1/15/32	600	550
	Dick's Sporting Goods Inc.	4.100%	1/15/52	100	85
	DR Horton Inc.	5.750%	8/15/23	325	336
	DR Horton Inc.	2.500%	10/15/24	700	690
	DR Horton Inc.	2.600%	10/15/25	1,485	1,445
[9]	Duke University	2.682%	10/1/44	300	264
[9]	Duke University	2.757%	10/1/50	340	298

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Duke University	2.832%	10/1/55	550	483
	eBay Inc.	1.900%	3/11/25	1,115	1,079
	eBay Inc.	1.400%	5/10/26	675	628
	eBay Inc.	3.600%	6/5/27	500	508
	eBay Inc.	2.700%	3/11/30	865	815
	eBay Inc.	2.600%	5/10/31	675	622
	eBay Inc.	4.000%	7/15/42	600	592
	eBay Inc.	3.650%	5/10/51	925	859
[9]	Emory University	2.143%	9/1/30	600	563
[9]	Emory University	2.969%	9/1/50	150	135
[9]	Ford Foundation	2.415%	6/1/50	250	207
[9]	Ford Foundation	2.815%	6/1/70	750	622
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	600	612
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	455	463
	Fortune Brands Home & Security Inc.	3.250%	9/15/29	400	385
	Fortune Brands Home & Security Inc.	4.000%	3/25/32	500	501
	Fortune Brands Home & Security Inc.	4.500%	3/25/52	500	490
	General Motors Co.	4.875%	10/2/23	1,955	2,015
	General Motors Co.	5.400%	10/2/23	1,500	1,554
	General Motors Co.	4.000%	4/1/25	425	430
	General Motors Co.	6.125%	10/1/25	3,300	3,546
	General Motors Co.	4.200%	10/1/27	400	403
	General Motors Co.	6.800%	10/1/27	1,800	2,032
	General Motors Co.	5.000%	10/1/28	650	678
	General Motors Co.	5.000%	4/1/35	1,030	1,045
	General Motors Co.	6.600%	4/1/36	600	696
	General Motors Co.	5.150%	4/1/38	825	839
	General Motors Co.	6.250%	10/2/43	1,235	1,409
	General Motors Co.	5.200%	4/1/45	1,120	1,134
	General Motors Co.	6.750%	4/1/46	700	847
	General Motors Co.	5.400%	4/1/48	675	707
	General Motors Co.	5.950%	4/1/49	900	1,005
	General Motors Financial Co. Inc.	3.150%	6/30/22	300	301
	General Motors Financial Co. Inc.	3.700%	5/9/23	1,000	1,010
	General Motors Financial Co. Inc.	4.250%	5/15/23	1,295	1,317
	General Motors Financial Co. Inc.	4.150%	6/19/23	900	914
	General Motors Financial Co. Inc.	1.700%	8/18/23	550	544
	General Motors Financial Co. Inc.	5.100%	1/17/24	1,100	1,138
	General Motors Financial Co. Inc.	1.050%	3/8/24	750	722
	General Motors Financial Co. Inc.	3.950%	4/13/24	800	812
	General Motors Financial Co. Inc.	1.200%	10/15/24	680	647
	General Motors Financial Co. Inc.	3.500%	11/7/24	1,700	1,705
	General Motors Financial Co. Inc.	4.000%	1/15/25	650	658
	General Motors Financial Co. Inc.	2.900%	2/26/25	1,014	995
	General Motors Financial Co. Inc.	4.350%	4/9/25	1,675	1,706
	General Motors Financial Co. Inc.	2.750%	6/20/25	500	486
	General Motors Financial Co. Inc.	5.250%	3/1/26	1,175	1,231
	General Motors Financial Co. Inc.	1.500%	6/10/26	900	822
	General Motors Financial Co. Inc.	4.000%	10/6/26	525	527
	General Motors Financial Co. Inc.	4.350%	1/17/27	1,210	1,232
	General Motors Financial Co. Inc.	2.700%	8/20/27	1,500	1,411
	General Motors Financial Co. Inc.	3.850%	1/5/28	500	493
	General Motors Financial Co. Inc.	2.400%	4/10/28	875	795
	General Motors Financial Co. Inc.	2.400%	10/15/28	365	328
	General Motors Financial Co. Inc.	5.650%	1/17/29	775	839
	General Motors Financial Co. Inc.	3.600%	6/21/30	1,625	1,553
	General Motors Financial Co. Inc.	2.350%	1/8/31	500	432
	General Motors Financial Co. Inc.	2.700%	6/10/31	900	792

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Genuine Parts Co.	1.875%	11/1/30	600	520
[9]	George Washington University	4.300%	9/15/44	550	600
[9]	George Washington University	4.126%	9/15/48	800	848
[9]	Georgetown University	4.315%	4/1/49	378	401
[9]	Georgetown University	2.943%	4/1/50	405	333
[9]	Georgetown University	5.215%	10/1/18	243	278
	Harley-Davidson Inc.	4.625%	7/28/45	500	463
	Hasbro Inc.	3.550%	11/19/26	1,000	1,001
	Hasbro Inc.	3.900%	11/19/29	725	728
	Hasbro Inc.	6.350%	3/15/40	400	484
	Hasbro Inc.	5.100%	5/15/44	350	373
	Home Depot Inc.	2.700%	4/1/23	600	604
	Home Depot Inc.	2.700%	4/15/25	750	749
	Home Depot Inc.	3.000%	4/1/26	1,750	1,765
	Home Depot Inc.	2.500%	4/15/27	2,940	2,887
	Home Depot Inc.	0.900%	3/15/28	850	753
	Home Depot Inc.	3.900%	12/6/28	700	733
	Home Depot Inc.	2.950%	6/15/29	2,400	2,377
	Home Depot Inc.	2.700%	4/15/30	3,215	3,114
	Home Depot Inc.	1.375%	3/15/31	1,000	862
	Home Depot Inc.	1.875%	9/15/31	700	625
	Home Depot Inc.	3.250%	4/15/32	925	925
	Home Depot Inc.	5.875%	12/16/36	2,995	3,802
	Home Depot Inc.	3.300%	4/15/40	3,415	3,294
	Home Depot Inc.	5.950%	4/1/41	1,775	2,298
	Home Depot Inc.	4.200%	4/1/43	975	1,044
	Home Depot Inc.	4.400%	3/15/45	500	552
	Home Depot Inc.	4.250%	4/1/46	1,820	1,980
	Home Depot Inc.	3.900%	6/15/47	900	934
	Home Depot Inc.	4.500%	12/6/48	875	988
	Home Depot Inc.	3.125%	12/15/49	2,350	2,157
	Home Depot Inc.	3.350%	4/15/50	1,000	951
	Home Depot Inc.	2.375%	3/15/51	1,000	803
	Home Depot Inc.	2.750%	9/15/51	2,000	1,723
	Home Depot Inc.	3.625%	4/15/52	1,250	1,247
	Honda Motor Co. Ltd.	2.534%	3/10/27	775	752
	Honda Motor Co. Ltd.	2.967%	3/10/32	2,275	2,201
	Hyatt Hotels Corp.	3.375%	7/15/23	800	800
	Hyatt Hotels Corp.	1.300%	10/1/23	500	487
	Hyatt Hotels Corp.	1.800%	10/1/24	500	481
	Hyatt Hotels Corp.	5.375%	4/23/25	500	524
	Hyatt Hotels Corp.	4.850%	3/15/26	350	364
	Hyatt Hotels Corp.	4.375%	9/15/28	850	850
	Hyatt Hotels Corp.	5.750%	4/23/30	400	441
	JD.com Inc.	3.875%	4/29/26	400	398
	JD.com Inc.	3.375%	1/14/30	300	283
	JD.com Inc.	4.125%	1/14/50	400	345
[9]	Johns Hopkins University	4.083%	7/1/53	490	542
	Kohl's Corp.	3.375%	5/1/31	500	480
	Kohl's Corp.	5.550%	7/17/45	750	746
	Las Vegas Sands Corp.	3.200%	8/8/24	2,450	2,365
	Las Vegas Sands Corp.	2.900%	6/25/25	425	396
	Las Vegas Sands Corp.	3.500%	8/18/26	1,200	1,133
	Las Vegas Sands Corp.	3.900%	8/8/29	290	266
	Lear Corp.	3.800%	9/15/27	204	204
	Lear Corp.	4.250%	5/15/29	400	405
	Lear Corp.	3.500%	5/30/30	350	337
	Lear Corp.	2.600%	1/15/32	500	442

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lear Corp.	5.250%	5/15/49	500	537
	Lear Corp.	3.550%	1/15/52	500	414
	Leggett & Platt Inc.	3.800%	11/15/24	550	555
	Leggett & Platt Inc.	3.500%	11/15/27	700	696
	Leggett & Platt Inc.	3.500%	11/15/51	500	440
	Leland Stanford Junior University	1.289%	6/1/27	100	92
	Leland Stanford Junior University	3.647%	5/1/48	1,075	1,117
	Leland Stanford Junior University	2.413%	6/1/50	355	297
	Lennar Corp.	4.750%	11/15/22	400	404
	Lennar Corp.	4.500%	4/30/24	3,000	3,076
	Lennar Corp.	4.750%	5/30/25	1,000	1,035
	Lennar Corp.	5.250%	6/1/26	1,500	1,582
	Lennar Corp.	4.750%	11/29/27	1,000	1,043
	Lowe's Cos. Inc.	3.875%	9/15/23	3,300	3,356
	Lowe's Cos. Inc.	3.125%	9/15/24	400	401
	Lowe's Cos. Inc.	4.000%	4/15/25	1,000	1,028
	Lowe's Cos. Inc.	3.375%	9/15/25	975	985
	Lowe's Cos. Inc.	2.500%	4/15/26	1,700	1,659
	Lowe's Cos. Inc.	3.100%	5/3/27	642	637
	Lowe's Cos. Inc.	1.300%	4/15/28	500	446
	Lowe's Cos. Inc.	1.700%	9/15/28	925	838
	Lowe's Cos. Inc.	3.650%	4/5/29	1,550	1,573
	Lowe's Cos. Inc.	4.500%	4/15/30	1,375	1,470
	Lowe's Cos. Inc.	1.700%	10/15/30	1,000	874
	Lowe's Cos. Inc.	2.625%	4/1/31	1,300	1,217
	Lowe's Cos. Inc.	3.750%	4/1/32	1,500	1,517
	Lowe's Cos. Inc.	5.000%	4/15/40	525	584
	Lowe's Cos. Inc.	2.800%	9/15/41	925	794
	Lowe's Cos. Inc.	4.250%	9/15/44	63	62
	Lowe's Cos. Inc.	3.700%	4/15/46	1,030	983
	Lowe's Cos. Inc.	4.050%	5/3/47	1,650	1,649
	Lowe's Cos. Inc.	4.550%	4/5/49	500	538
	Lowe's Cos. Inc.	5.125%	4/15/50	500	586
	Lowe's Cos. Inc.	3.000%	10/15/50	1,000	850
	Lowe's Cos. Inc.	3.500%	4/1/51	550	505
	Lowe's Cos. Inc.	4.250%	4/1/52	1,450	1,500
	Lowe's Cos. Inc.	4.450%	4/1/62	1,700	1,762
	Magna International Inc.	3.625%	6/15/24	825	834
	Magna International Inc.	4.150%	10/1/25	300	307
	Magna International Inc.	2.450%	6/15/30	500	461
	Marriott International Inc.	3.750%	3/15/25	525	530
	Marriott International Inc.	3.750%	10/1/25	200	199
[9]	Marriott International Inc.	3.125%	6/15/26	1,809	1,789
[9]	Marriott International Inc.	4.650%	12/1/28	2,000	2,073
[9]	Marriott International Inc.	4.625%	6/15/30	1,300	1,357
[9]	Marriott International Inc.	2.850%	4/15/31	1,200	1,097
[9]	Marriott International Inc.	3.500%	10/15/32	850	809
	Masco Corp.	3.500%	11/15/27	100	99
	Masco Corp.	1.500%	2/15/28	500	441
	Masco Corp.	7.750%	8/1/29	94	115
	Masco Corp.	2.000%	10/1/30	500	434
	Masco Corp.	2.000%	2/15/31	500	434
	Masco Corp.	4.500%	5/15/47	725	748
	Masco Corp.	3.125%	2/15/51	500	417
[9]	Massachusetts Institute of Technology	2.989%	7/1/50	370	345
	Massachusetts Institute of Technology	5.600%	7/1/11	860	1,205
	Massachusetts Institute of Technology	4.678%	7/1/14	700	813
	Massachusetts Institute of Technology	3.885%	7/1/16	150	148

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	McDonald's Corp.	3.350%	4/1/23	170	172
[9]	McDonald's Corp.	3.375%	5/26/25	1,209	1,229
[9]	McDonald's Corp.	3.300%	7/1/25	818	827
[9]	McDonald's Corp.	3.700%	1/30/26	1,125	1,153
[9]	McDonald's Corp.	3.500%	3/1/27	200	204
[9]	McDonald's Corp.	3.500%	7/1/27	2,750	2,799
[9]	McDonald's Corp.	3.800%	4/1/28	500	516
[9]	McDonald's Corp.	2.625%	9/1/29	600	573
[9]	McDonald's Corp.	2.125%	3/1/30	600	549
[9]	McDonald's Corp.	3.600%	7/1/30	2,175	2,213
[9]	McDonald's Corp.	4.700%	12/9/35	675	734
[9]	McDonald's Corp.	6.300%	3/1/38	100	128
[9]	McDonald's Corp.	5.700%	2/1/39	375	451
[9]	McDonald's Corp.	3.700%	2/15/42	725	699
[9]	McDonald's Corp.	3.625%	5/1/43	400	380
[9]	McDonald's Corp.	4.600%	5/26/45	925	998
[9]	McDonald's Corp.	4.875%	12/9/45	1,225	1,370
[9]	McDonald's Corp.	4.450%	3/1/47	750	802
[9]	McDonald's Corp.	4.450%	9/1/48	900	970
[9]	McDonald's Corp.	3.625%	9/1/49	2,000	1,913
[9]	McDonald's Corp.	4.200%	4/1/50	1,000	1,047
	MDC Holdings Inc.	2.500%	1/15/31	400	350
	MDC Holdings Inc.	6.000%	1/15/43	500	520
	Mohawk Industries Inc.	3.625%	5/15/30	375	368
	NIKE Inc.	2.250%	5/1/23	50	50
	NIKE Inc.	2.400%	3/27/25	650	646
	NIKE Inc.	2.375%	11/1/26	1,000	981
	NIKE Inc.	2.750%	3/27/27	650	647
	NIKE Inc.	2.850%	3/27/30	1,575	1,555
	NIKE Inc.	3.250%	3/27/40	700	680
	NIKE Inc.	3.625%	5/1/43	525	529
	NIKE Inc.	3.875%	11/1/45	1,000	1,046
	NIKE Inc.	3.375%	11/1/46	375	367
	NIKE Inc.	3.375%	3/27/50	1,500	1,490
[9]	Northwestern University	4.643%	12/1/44	350	394
[9]	Northwestern University	2.640%	12/1/50	245	203
[9]	Northwestern University	3.662%	12/1/57	200	218
	NVR Inc.	3.000%	5/15/30	1,250	1,169
	O'Reilly Automotive Inc.	3.850%	6/15/23	300	304
	O'Reilly Automotive Inc.	3.550%	3/15/26	500	505
	O'Reilly Automotive Inc.	3.600%	9/1/27	1,300	1,316
	O'Reilly Automotive Inc.	4.200%	4/1/30	350	363
	O'Reilly Automotive Inc.	1.750%	3/15/31	500	429
	Owens Corning	4.200%	12/1/24	250	256
	Owens Corning	3.400%	8/15/26	500	500
	Owens Corning	3.950%	8/15/29	375	381
	Owens Corning	3.875%	6/1/30	100	101
	Owens Corning	7.000%	12/1/36	18	23
	Owens Corning	4.300%	7/15/47	1,150	1,130
	Owens Corning	4.400%	1/30/48	525	525
	President & Fellows of Harvard College	4.875%	10/15/40	250	298
	President & Fellows of Harvard College	3.150%	7/15/46	400	384
	President & Fellows of Harvard College	2.517%	10/15/50	725	619
	PulteGroup Inc.	5.500%	3/1/26	700	746
	PulteGroup Inc.	5.000%	1/15/27	975	1,029

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PulteGroup Inc.	6.375%	5/15/33	1,000	1,165
	PVH Corp.	4.625%	7/10/25	500	510
	Ralph Lauren Corp.	3.750%	9/15/25	100	102
	Ralph Lauren Corp.	2.950%	6/15/30	700	675
[9]	Rockefeller Foundation	2.492%	10/1/50	1,000	824
	Ross Stores Inc.	4.600%	4/15/25	575	598
	Ross Stores Inc.	1.875%	4/15/31	400	348
	Sands China Ltd.	5.125%	8/8/25	1,689	1,673
	Sands China Ltd.	3.800%	1/8/26	975	926
[12]	Sands China Ltd.	2.550%	3/8/27	300	260
	Sands China Ltd.	5.400%	8/8/28	1,900	1,871
[12]	Sands China Ltd.	3.100%	3/8/29	400	338
	Sands China Ltd.	4.375%	6/18/30	600	546
[12]	Sands China Ltd.	3.250%	8/8/31	500	406
	Snap-on Inc.	3.250%	3/1/27	225	228
	Snap-on Inc.	4.100%	3/1/48	275	292
	Snap-on Inc.	3.100%	5/1/50	400	367
	Stanley Black & Decker Inc.	3.400%	3/1/26	375	379
	Stanley Black & Decker Inc.	4.250%	11/15/28	375	393
	Stanley Black & Decker Inc.	2.300%	3/15/30	1,500	1,393
	Stanley Black & Decker Inc.	5.200%	9/1/40	300	345
	Stanley Black & Decker Inc.	4.850%	11/15/48	400	463
[9]	Stanley Black & Decker Inc.	4.000%	3/15/60	200	197
	Starbucks Corp.	3.850%	10/1/23	585	595
	Starbucks Corp.	2.450%	6/15/26	665	649
	Starbucks Corp.	3.500%	3/1/28	500	504
	Starbucks Corp.	4.000%	11/15/28	250	258
	Starbucks Corp.	3.550%	8/15/29	700	705
	Starbucks Corp.	2.250%	3/12/30	600	549
	Starbucks Corp.	2.550%	11/15/30	2,000	1,861
	Starbucks Corp.	3.000%	2/14/32	1,000	956
	Starbucks Corp.	4.300%	6/15/45	200	204
	Starbucks Corp.	4.500%	11/15/48	1,685	1,807
	Starbucks Corp.	3.350%	3/12/50	700	629
	Starbucks Corp.	3.500%	11/15/50	1,000	928
	Steelcase Inc.	5.125%	1/18/29	335	351
	Stellantis NV	5.250%	4/15/23	1,300	1,330
	Tapestry Inc.	4.125%	7/15/27	109	111
	Tapestry Inc.	3.050%	3/15/32	500	458
	Thomas Jefferson University	3.847%	11/1/57	500	470
	TJX Cos. Inc.	2.500%	5/15/23	800	802
	TJX Cos. Inc.	2.250%	9/15/26	750	729
	TJX Cos. Inc.	1.150%	5/15/28	500	445
	TJX Cos. Inc.	3.875%	4/15/30	1,000	1,042
	TJX Cos. Inc.	1.600%	5/15/31	500	437
	TJX Cos. Inc.	4.500%	4/15/50	500	586
	Toyota Motor Corp.	3.419%	7/20/23	895	906
	Toyota Motor Corp.	0.681%	3/25/24	3,000	2,892
	Toyota Motor Corp.	2.358%	7/2/24	300	298
	Toyota Motor Corp.	1.339%	3/25/26	1,000	939
	Toyota Motor Corp.	3.669%	7/20/28	500	510
	Toyota Motor Corp.	2.760%	7/2/29	400	388
[9]	Toyota Motor Credit Corp.	0.400%	4/6/23	800	787
[9]	Toyota Motor Credit Corp.	0.500%	8/14/23	1,000	975
[9]	Toyota Motor Credit Corp.	1.350%	8/25/23	1,100	1,086
[9]	Toyota Motor Credit Corp.	0.450%	1/11/24	500	483
[9]	Toyota Motor Credit Corp.	2.900%	4/17/24	950	955
[9]	Toyota Motor Credit Corp.	0.500%	6/18/24	775	739

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Toyota Motor Credit Corp.	0.625%	9/13/24	700	666
[9]	Toyota Motor Credit Corp.	1.450%	1/13/25	700	674
[9]	Toyota Motor Credit Corp.	1.800%	2/13/25	1,125	1,092
[9]	Toyota Motor Credit Corp.	3.400%	4/14/25	100	101
[9]	Toyota Motor Credit Corp.	0.800%	10/16/25	1,000	928
[9]	Toyota Motor Credit Corp.	1.125%	6/18/26	1,500	1,391
[9]	Toyota Motor Credit Corp.	3.200%	1/11/27	850	855
[9]	Toyota Motor Credit Corp.	1.900%	1/13/27	300	285
	Toyota Motor Credit Corp.	3.050%	3/22/27	1,000	997
[9]	Toyota Motor Credit Corp.	1.150%	8/13/27	2,100	1,897
[9]	Toyota Motor Credit Corp.	3.050%	1/11/28	850	844
[9]	Toyota Motor Credit Corp.	1.900%	4/6/28	650	604
	Toyota Motor Credit Corp.	3.650%	1/8/29	1,450	1,487
[9]	Toyota Motor Credit Corp.	2.150%	2/13/30	625	579
[9]	Toyota Motor Credit Corp.	3.375%	4/1/30	1,400	1,405
	Toyota Motor Credit Corp.	1.900%	9/12/31	1,000	887
[9]	Toyota Motor Credit Corp.	2.400%	1/13/32	160	148
	Tractor Supply Co.	1.750%	11/1/30	400	344
[9]	Trustees of Boston College	3.129%	7/1/52	300	271
[9]	Trustees of Boston University	4.061%	10/1/48	220	232
	Trustees of Princeton University	5.700%	3/1/39	620	800
[9]	Trustees of Princeton University	2.516%	7/1/50	565	486
[9]	Trustees of the University of Pennsylvania	2.396%	10/1/50	325	263
	Trustees of the University of Pennsylvania	4.674%	9/1/12	600	678
[9]	University of Chicago	2.547%	4/1/50	800	660
	University of Chicago	3.000%	10/1/52	175	159
[9]	University of Chicago	4.003%	10/1/53	390	414
[9]	University of Notre Dame du Lac	3.438%	2/15/45	890	872
[9]	University of Notre Dame du Lac	3.394%	2/15/48	325	330
[9]	University of Southern California	3.028%	10/1/39	525	490
[9]	University of Southern California	3.841%	10/1/47	500	530
[9]	University of Southern California	2.945%	10/1/51	1,125	1,005
	University of Southern California	5.250%	10/1/11	275	348
[9]	University of Southern California	3.226%	10/1/20	300	250
	VF Corp.	2.400%	4/23/25	600	591
	VF Corp.	2.800%	4/23/27	700	692
	VF Corp.	2.950%	4/23/30	594	566
	Whirlpool Corp.	4.000%	3/1/24	275	280
	Whirlpool Corp.	4.750%	2/26/29	600	643
	Whirlpool Corp.	4.500%	6/1/46	888	908
	Whirlpool Corp.	4.600%	5/15/50	200	210
[9]	William Marsh Rice University	3.574%	5/15/45	715	726
[9]	Yale University	0.873%	4/15/25	325	309
[9]	Yale University	1.482%	4/15/30	325	293
[9]	Yale University	2.402%	4/15/50	500	416
					364,577
Consumer Staples (0.7%)
	Ahold Finance USA LLC	6.875%	5/1/29	425	511
	Altria Group Inc.	4.000%	1/31/24	1,092	1,113
	Altria Group Inc.	3.800%	2/14/24	550	557
	Altria Group Inc.	2.350%	5/6/25	1,275	1,239
	Altria Group Inc.	4.400%	2/14/26	1,200	1,242
	Altria Group Inc.	2.625%	9/16/26	350	338
	Altria Group Inc.	4.800%	2/14/29	1,525	1,602
	Altria Group Inc.	3.400%	5/6/30	775	746
	Altria Group Inc.	2.450%	2/4/32	2,000	1,739

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Altria Group Inc.	5.800%	2/14/39	1,175	1,273
	Altria Group Inc.	3.400%	2/4/41	1,100	898
	Altria Group Inc.	4.250%	8/9/42	710	640
	Altria Group Inc.	4.500%	5/2/43	675	622
	Altria Group Inc.	5.375%	1/31/44	2,075	2,155
	Altria Group Inc.	3.875%	9/16/46	1,400	1,187
	Altria Group Inc.	5.950%	2/14/49	1,000	1,088
	Altria Group Inc.	4.450%	5/6/50	1,010	917
	Altria Group Inc.	3.700%	2/4/51	2,000	1,630
	Altria Group Inc.	6.200%	2/14/59	416	463
	Altria Group Inc.	4.000%	2/4/61	500	420
[9]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	4,177	4,272
[9]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	5,820	6,325
[9]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	11,182	12,424
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	850	914
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,000	979
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	675	716
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	2,275	2,516
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	3,929	4,079
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	4,580	4,966
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	3,700	3,757
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	1,225	1,286
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	1,089
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	2,030	2,369
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	1,000	1,042
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,660	1,837
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	1,275	1,215
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	2,575	2,771
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	1,787	1,871
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	1,600	1,943
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	1,450	1,557
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	2,200	2,382
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	2,025	2,148
	Archer-Daniels-Midland Co.	2.500%	8/11/26	1,649	1,620
	Archer-Daniels-Midland Co.	3.250%	3/27/30	675	680
	Archer-Daniels-Midland Co.	2.900%	3/1/32	353	345
	Archer-Daniels-Midland Co.	5.935%	10/1/32	280	340
	Archer-Daniels-Midland Co.	3.750%	9/15/47	300	314
	Archer-Daniels-Midland Co.	4.500%	3/15/49	525	610
	Archer-Daniels-Midland Co.	2.700%	9/15/51	500	443
	Avery Dennison Corp.	4.875%	12/6/28	300	321
	Avery Dennison Corp.	2.650%	4/30/30	750	697
	BAT Capital Corp.	2.764%	8/15/22	1,135	1,140
	BAT Capital Corp.	3.222%	8/15/24	1,350	1,350
	BAT Capital Corp.	3.215%	9/6/26	800	776
	BAT Capital Corp.	4.700%	4/2/27	3,750	3,842
	BAT Capital Corp.	3.557%	8/15/27	2,725	2,652
	BAT Capital Corp.	2.259%	3/25/28	1,425	1,281
	BAT Capital Corp.	3.462%	9/6/29	200	188
	BAT Capital Corp.	4.906%	4/2/30	500	514
	BAT Capital Corp.	2.726%	3/25/31	1,750	1,544
	BAT Capital Corp.	4.390%	8/15/37	775	721
	BAT Capital Corp.	3.734%	9/25/40	1,000	821
	BAT Capital Corp.	4.540%	8/15/47	2,025	1,808
	BAT Capital Corp.	5.282%	4/2/50	1,725	1,705
	BAT Capital Corp.	3.984%	9/25/50	1,425	1,163
	BAT Capital Corp.	5.650%	3/16/52	500	508
	BAT International Finance plc	1.668%	3/25/26	750	689

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Beam Suntory Inc.	3.250%	6/15/23	50	50
	Brown-Forman Corp.	3.500%	4/15/25	350	355
	Brown-Forman Corp.	4.500%	7/15/45	395	427
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	1,293	1,286
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	500	503
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	1,000	918
	Campbell Soup Co.	3.950%	3/15/25	300	306
	Campbell Soup Co.	3.300%	3/19/25	700	700
	Campbell Soup Co.	4.150%	3/15/28	625	642
	Campbell Soup Co.	2.375%	4/24/30	400	365
	Campbell Soup Co.	4.800%	3/15/48	550	597
	Campbell Soup Co.	3.125%	4/24/50	525	438
	Church & Dwight Co. Inc.	2.450%	8/1/22	100	100
	Church & Dwight Co. Inc.	3.150%	8/1/27	350	350
	Church & Dwight Co. Inc.	3.950%	8/1/47	325	335
	Clorox Co.	3.500%	12/15/24	600	608
	Clorox Co.	3.100%	10/1/27	650	646
	Clorox Co.	3.900%	5/15/28	400	411
	Clorox Co.	1.800%	5/15/30	1,100	966
	Coca-Cola Co.	1.750%	9/6/24	775	767
	Coca-Cola Co.	3.375%	3/25/27	1,250	1,280
	Coca-Cola Co.	1.450%	6/1/27	100	94
	Coca-Cola Co.	1.500%	3/5/28	500	461
	Coca-Cola Co.	1.000%	3/15/28	821	736
	Coca-Cola Co.	2.125%	9/6/29	500	471
	Coca-Cola Co.	3.450%	3/25/30	900	923
	Coca-Cola Co.	1.650%	6/1/30	2,125	1,906
	Coca-Cola Co.	1.375%	3/15/31	1,250	1,083
	Coca-Cola Co.	2.250%	1/5/32	1,000	933
	Coca-Cola Co.	4.125%	3/25/40	350	373
	Coca-Cola Co.	2.500%	6/1/40	1,300	1,154
	Coca-Cola Co.	4.200%	3/25/50	525	588
	Coca-Cola Co.	2.600%	6/1/50	1,150	984
	Coca-Cola Co.	3.000%	3/5/51	1,000	923
	Coca-Cola Co.	2.500%	3/15/51	2,225	1,861
	Coca-Cola Co.	2.750%	6/1/60	600	509
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	350	358
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	600	574
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	500	434
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	650	744
[9]	Colgate-Palmolive Co.	3.250%	3/15/24	825	838
[9]	Colgate-Palmolive Co.	4.000%	8/15/45	550	602
	Conagra Brands Inc.	3.250%	9/15/22	750	756
	Conagra Brands Inc.	0.500%	8/11/23	500	486
	Conagra Brands Inc.	4.300%	5/1/24	625	642
	Conagra Brands Inc.	4.600%	11/1/25	1,038	1,076
	Conagra Brands Inc.	1.375%	11/1/27	1,325	1,178
	Conagra Brands Inc.	7.000%	10/1/28	100	118
	Conagra Brands Inc.	4.850%	11/1/28	1,025	1,087
	Conagra Brands Inc.	8.250%	9/15/30	250	324
	Conagra Brands Inc.	5.300%	11/1/38	1,250	1,372
	Conagra Brands Inc.	5.400%	11/1/48	775	886
	Constellation Brands Inc.	4.250%	5/1/23	900	917
	Constellation Brands Inc.	4.750%	11/15/24	375	390
	Constellation Brands Inc.	4.400%	11/15/25	400	414
	Constellation Brands Inc.	4.750%	12/1/25	500	524
	Constellation Brands Inc.	3.700%	12/6/26	2,919	2,953
	Constellation Brands Inc.	3.500%	5/9/27	450	453

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Constellation Brands Inc.	3.600%	2/15/28	1,700	1,695
	Constellation Brands Inc.	4.650%	11/15/28	250	264
	Constellation Brands Inc.	3.150%	8/1/29	625	603
	Constellation Brands Inc.	2.875%	5/1/30	1,275	1,197
	Constellation Brands Inc.	2.250%	8/1/31	700	618
	Constellation Brands Inc.	4.500%	5/9/47	1,175	1,202
	Constellation Brands Inc.	4.100%	2/15/48	275	267
	Constellation Brands Inc.	5.250%	11/15/48	1,075	1,209
	Constellation Brands Inc.	3.750%	5/1/50	275	255
	Costco Wholesale Corp.	2.750%	5/18/24	1,075	1,083
	Costco Wholesale Corp.	3.000%	5/18/27	800	805
	Costco Wholesale Corp.	1.375%	6/20/27	3,970	3,693
	Costco Wholesale Corp.	1.600%	4/20/30	1,000	897
	Costco Wholesale Corp.	1.750%	4/20/32	5,550	4,930
	Delhaize America LLC	9.000%	4/15/31	475	664
	Diageo Capital plc	2.625%	4/29/23	2,000	2,008
	Diageo Capital plc	2.125%	10/24/24	1,100	1,082
	Diageo Capital plc	1.375%	9/29/25	550	521
	Diageo Capital plc	2.375%	10/24/29	800	757
	Diageo Capital plc	2.000%	4/29/30	1,000	916
	Diageo Capital plc	2.125%	4/29/32	675	612
	Diageo Capital plc	5.875%	9/30/36	250	315
	Diageo Capital plc	3.875%	4/29/43	25	26
	Diageo Investment Corp.	7.450%	4/15/35	325	454
	Diageo Investment Corp.	4.250%	5/11/42	375	405
	Dollar General Corp.	3.250%	4/15/23	1,300	1,309
	Dollar General Corp.	4.150%	11/1/25	500	517
	Dollar General Corp.	3.875%	4/15/27	550	566
	Dollar General Corp.	4.125%	5/1/28	400	414
	Dollar General Corp.	3.500%	4/3/30	900	897
	Dollar General Corp.	4.125%	4/3/50	460	459
	Dollar Tree Inc.	4.000%	5/15/25	1,450	1,485
	Dollar Tree Inc.	3.375%	12/1/51	500	429
	Estee Lauder Cos. Inc.	3.150%	3/15/27	2,062	2,077
	Estee Lauder Cos. Inc.	2.375%	12/1/29	525	500
	Estee Lauder Cos. Inc.	2.600%	4/15/30	600	578
	Estee Lauder Cos. Inc.	1.950%	3/15/31	500	454
	Estee Lauder Cos. Inc.	6.000%	5/15/37	150	190
	Estee Lauder Cos. Inc.	4.375%	6/15/45	375	411
	Estee Lauder Cos. Inc.	3.125%	12/1/49	450	421
	Flowers Foods Inc.	3.500%	10/1/26	350	354
	Flowers Foods Inc.	2.400%	3/15/31	1,000	897
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	551	576
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	2,150	2,005
	General Mills Inc.	3.700%	10/17/23	2,250	2,287
	General Mills Inc.	3.650%	2/15/24	325	330
	General Mills Inc.	4.200%	4/17/28	1,100	1,149
	General Mills Inc.	2.875%	4/15/30	550	528
	General Mills Inc.	2.250%	10/14/31	750	673
	General Mills Inc.	3.000%	2/1/51	1,398	1,208
[12]	GSK Consumer Healthcare Capital US LLC	3.024%	3/24/24	750	750
[12]	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/27	2,500	2,501
[12]	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/29	500	495

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	GSK Consumer Healthcare Capital US LLC	3.625%	3/24/32	2,000	2,001
	Hershey Co.	2.625%	5/1/23	250	251
	Hershey Co.	3.375%	5/15/23	825	834
	Hershey Co.	2.050%	11/15/24	246	243
	Hershey Co.	0.900%	6/1/25	175	165
	Hershey Co.	3.200%	8/21/25	455	458
	Hershey Co.	1.700%	6/1/30	395	355
	Hershey Co.	3.125%	11/15/49	275	255
	Hershey Co.	2.650%	6/1/50	700	594
	Hormel Foods Corp.	0.650%	6/3/24	750	720
	Hormel Foods Corp.	1.700%	6/3/28	500	461
	Hormel Foods Corp.	1.800%	6/11/30	775	694
	Hormel Foods Corp.	3.050%	6/3/51	750	676
	Ingredion Inc.	3.200%	10/1/26	400	397
	Ingredion Inc.	2.900%	6/1/30	600	565
	Ingredion Inc.	3.900%	6/1/50	300	292
	J M Smucker Co.	3.500%	3/15/25	700	710
	J M Smucker Co.	3.375%	12/15/27	300	301
	J M Smucker Co.	2.375%	3/15/30	350	320
	J M Smucker Co.	2.125%	3/15/32	500	438
	J M Smucker Co.	4.250%	3/15/35	400	411
	J M Smucker Co.	2.750%	9/15/41	250	204
	J M Smucker Co.	4.375%	3/15/45	100	102
	J M Smucker Co.	3.550%	3/15/50	550	498
	Kellogg Co.	2.650%	12/1/23	209	209
	Kellogg Co.	3.250%	4/1/26	950	954
	Kellogg Co.	3.400%	11/15/27	950	952
	Kellogg Co.	4.300%	5/15/28	425	444
	Kellogg Co.	2.100%	6/1/30	500	450
[9]	Kellogg Co.	7.450%	4/1/31	500	640
	Keurig Dr Pepper Inc.	4.057%	5/25/23	804	818
	Keurig Dr Pepper Inc.	3.130%	12/15/23	1,350	1,360
	Keurig Dr Pepper Inc.	4.417%	5/25/25	875	902
	Keurig Dr Pepper Inc.	3.400%	11/15/25	250	252
	Keurig Dr Pepper Inc.	2.550%	9/15/26	325	315
	Keurig Dr Pepper Inc.	3.430%	6/15/27	375	376
	Keurig Dr Pepper Inc.	3.200%	5/1/30	2,575	2,504
	Keurig Dr Pepper Inc.	2.250%	3/15/31	500	450
	Keurig Dr Pepper Inc.	4.985%	5/25/38	425	468
	Keurig Dr Pepper Inc.	4.500%	11/15/45	1,000	1,029
	Keurig Dr Pepper Inc.	4.420%	12/15/46	325	337
	Keurig Dr Pepper Inc.	3.800%	5/1/50	575	545
	Keurig Dr Pepper Inc.	3.350%	3/15/51	500	442
	Kimberly-Clark Corp.	2.400%	6/1/23	150	150
	Kimberly-Clark Corp.	3.050%	8/15/25	100	101
	Kimberly-Clark Corp.	2.750%	2/15/26	350	349
	Kimberly-Clark Corp.	1.050%	9/15/27	600	545
	Kimberly-Clark Corp.	3.950%	11/1/28	100	105
	Kimberly-Clark Corp.	3.200%	4/25/29	575	581
	Kimberly-Clark Corp.	3.100%	3/26/30	560	561
	Kimberly-Clark Corp.	2.000%	11/2/31	500	456
	Kimberly-Clark Corp.	5.300%	3/1/41	700	843
	Kimberly-Clark Corp.	3.200%	7/30/46	325	305
	Kimberly-Clark Corp.	3.900%	5/4/47	550	573
	Kimberly-Clark Corp.	2.875%	2/7/50	415	373
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	153	186
	Kraft Heinz Foods Co.	3.000%	6/1/26	1,850	1,822

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kraft Heinz Foods Co.	3.875%	5/15/27	1,200	1,219
	Kraft Heinz Foods Co.	3.750%	4/1/30	750	751
	Kraft Heinz Foods Co.	4.250%	3/1/31	1,000	1,032
	Kraft Heinz Foods Co.	6.875%	1/26/39	400	493
	Kraft Heinz Foods Co.	6.500%	2/9/40	750	901
	Kraft Heinz Foods Co.	5.200%	7/15/45	2,300	2,488
	Kraft Heinz Foods Co.	4.375%	6/1/46	3,400	3,371
	Kraft Heinz Foods Co.	4.875%	10/1/49	1,450	1,529
	Kraft Heinz Foods Co.	5.500%	6/1/50	1,000	1,139
	Kroger Co.	3.850%	8/1/23	325	330
	Kroger Co.	4.000%	2/1/24	400	408
	Kroger Co.	3.500%	2/1/26	500	505
	Kroger Co.	2.650%	10/15/26	500	488
	Kroger Co.	4.500%	1/15/29	500	533
[9]	Kroger Co.	7.700%	6/1/29	200	254
	Kroger Co.	8.000%	9/15/29	750	965
	Kroger Co.	2.200%	5/1/30	1,250	1,144
	Kroger Co.	1.700%	1/15/31	1,250	1,089
	Kroger Co.	6.900%	4/15/38	300	395
	Kroger Co.	5.400%	7/15/40	250	289
	Kroger Co.	5.000%	4/15/42	650	724
	Kroger Co.	5.150%	8/1/43	350	401
	Kroger Co.	4.450%	2/1/47	679	722
	Kroger Co.	4.650%	1/15/48	925	1,009
	Kroger Co.	3.950%	1/15/50	700	706
	McCormick & Co. Inc.	3.150%	8/15/24	600	602
	McCormick & Co. Inc.	3.400%	8/15/27	700	705
	McCormick & Co. Inc.	2.500%	4/15/30	2,300	2,135
	McCormick & Co. Inc.	1.850%	2/15/31	500	436
	McCormick & Co. Inc.	4.200%	8/15/47	75	78
	Mead Johnson Nutrition Co.	4.125%	11/15/25	1,235	1,265
	Mead Johnson Nutrition Co.	5.900%	11/1/39	640	806
	Mead Johnson Nutrition Co.	4.600%	6/1/44	750	848
	Molson Coors Beverage Co.	3.000%	7/15/26	1,650	1,626
	Molson Coors Beverage Co.	5.000%	5/1/42	1,150	1,220
	Molson Coors Beverage Co.	4.200%	7/15/46	2,485	2,401
	Mondelez International Inc.	1.500%	5/4/25	400	384
	Mondelez International Inc.	2.625%	3/17/27	700	683
	Mondelez International Inc.	2.750%	4/13/30	896	857
	Mondelez International Inc.	1.500%	2/4/31	1,250	1,070
	Mondelez International Inc.	3.000%	3/17/32	250	241
	Mondelez International Inc.	1.875%	10/15/32	500	431
	Mondelez International Inc.	2.625%	9/4/50	1,000	812
	PepsiCo Inc.	0.750%	5/1/23	450	444
	PepsiCo Inc.	0.400%	10/7/23	500	488
	PepsiCo Inc.	3.600%	3/1/24	1,675	1,711
	PepsiCo Inc.	2.250%	3/19/25	1,495	1,480
	PepsiCo Inc.	2.750%	4/30/25	1,725	1,723
	PepsiCo Inc.	3.500%	7/17/25	1,425	1,458
	PepsiCo Inc.	2.850%	2/24/26	575	579
	PepsiCo Inc.	2.625%	3/19/27	375	372
	PepsiCo Inc.	3.000%	10/15/27	1,225	1,234
	PepsiCo Inc.	2.750%	3/19/30	1,225	1,201
	PepsiCo Inc.	1.625%	5/1/30	1,725	1,553
	PepsiCo Inc.	1.400%	2/25/31	750	659
	PepsiCo Inc.	3.500%	3/19/40	1,325	1,347
	PepsiCo Inc.	2.625%	10/21/41	1,000	903
	PepsiCo Inc.	4.000%	3/5/42	541	576

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PepsiCo Inc.	3.600%	8/13/42	725	734
	PepsiCo Inc.	4.250%	10/22/44	475	523
	PepsiCo Inc.	4.450%	4/14/46	1,650	1,906
	PepsiCo Inc.	3.450%	10/6/46	1,675	1,666
	PepsiCo Inc.	3.375%	7/29/49	850	838
	PepsiCo Inc.	2.875%	10/15/49	875	806
	PepsiCo Inc.	3.625%	3/19/50	785	816
	PepsiCo Inc.	3.875%	3/19/60	300	325
	Philip Morris International Inc.	2.375%	8/17/22	550	552
	Philip Morris International Inc.	2.500%	11/2/22	1,600	1,609
	Philip Morris International Inc.	1.125%	5/1/23	450	444
	Philip Morris International Inc.	2.125%	5/10/23	450	449
	Philip Morris International Inc.	3.600%	11/15/23	940	956
	Philip Morris International Inc.	2.875%	5/1/24	1,000	1,003
	Philip Morris International Inc.	1.500%	5/1/25	950	907
	Philip Morris International Inc.	3.375%	8/11/25	675	680
	Philip Morris International Inc.	2.750%	2/25/26	1,255	1,243
	Philip Morris International Inc.	0.875%	5/1/26	500	457
	Philip Morris International Inc.	3.125%	8/17/27	425	422
	Philip Morris International Inc.	3.125%	3/2/28	400	394
	Philip Morris International Inc.	3.375%	8/15/29	600	597
	Philip Morris International Inc.	2.100%	5/1/30	1,575	1,418
	Philip Morris International Inc.	1.750%	11/1/30	500	434
	Philip Morris International Inc.	6.375%	5/16/38	575	707
	Philip Morris International Inc.	4.375%	11/15/41	1,175	1,166
	Philip Morris International Inc.	4.500%	3/20/42	550	552
	Philip Morris International Inc.	3.875%	8/21/42	75	70
	Philip Morris International Inc.	4.125%	3/4/43	875	833
	Philip Morris International Inc.	4.875%	11/15/43	775	815
	Philip Morris International Inc.	4.250%	11/10/44	960	932
	Procter & Gamble Co.	3.100%	8/15/23	1,025	1,039
	Procter & Gamble Co.	0.550%	10/29/25	800	744
	Procter & Gamble Co.	2.450%	11/3/26	800	789
	Procter & Gamble Co.	2.800%	3/25/27	4,000	4,007
	Procter & Gamble Co.	3.000%	3/25/30	2,055	2,066
	Procter & Gamble Co.	1.200%	10/29/30	625	545
	Procter & Gamble Co.	5.550%	3/5/37	625	803
	Procter & Gamble Co.	3.550%	3/25/40	1,294	1,333
	Procter & Gamble Co.	3.500%	10/25/47	413	428
	Procter & Gamble Co.	3.600%	3/25/50	806	865
	Reynolds American Inc.	4.850%	9/15/23	250	256
	Reynolds American Inc.	4.450%	6/12/25	4,231	4,320
	Reynolds American Inc.	5.700%	8/15/35	1,075	1,137
	Reynolds American Inc.	7.250%	6/15/37	325	385
[9]	Reynolds American Inc.	8.125%	5/1/40	400	497
[9]	Reynolds American Inc.	7.000%	8/4/41	150	173
	Reynolds American Inc.	6.150%	9/15/43	400	424
	Reynolds American Inc.	5.850%	8/15/45	1,985	2,029
	Sysco Corp.	3.750%	10/1/25	1,086	1,105
	Sysco Corp.	3.300%	7/15/26	975	980
	Sysco Corp.	3.250%	7/15/27	925	921
	Sysco Corp.	5.950%	4/1/30	564	655
	Sysco Corp.	2.450%	12/14/31	500	460
	Sysco Corp.	6.600%	4/1/40	735	956
	Sysco Corp.	4.850%	10/1/45	125	133
	Sysco Corp.	4.500%	4/1/46	950	984
	Sysco Corp.	4.450%	3/15/48	700	726
	Sysco Corp.	3.300%	2/15/50	425	370

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sysco Corp.	6.600%	4/1/50	950	1,273
	Sysco Corp.	3.150%	12/14/51	600	513
	Target Corp.	3.500%	7/1/24	877	896
	Target Corp.	2.250%	4/15/25	500	493
	Target Corp.	2.500%	4/15/26	1,075	1,068
	Target Corp.	1.950%	1/15/27	600	580
	Target Corp.	3.375%	4/15/29	850	878
	Target Corp.	2.350%	2/15/30	500	477
	Target Corp.	2.650%	9/15/30	1,750	1,699
	Target Corp.	6.500%	10/15/37	450	599
	Target Corp.	7.000%	1/15/38	300	422
	Target Corp.	4.000%	7/1/42	500	538
	Target Corp.	3.625%	4/15/46	500	511
	Target Corp.	2.950%	1/15/52	1,000	921
	Tyson Foods Inc.	3.950%	8/15/24	4,525	4,612
	Tyson Foods Inc.	4.000%	3/1/26	580	594
	Tyson Foods Inc.	3.550%	6/2/27	1,125	1,136
	Tyson Foods Inc.	4.350%	3/1/29	1,145	1,204
	Tyson Foods Inc.	4.875%	8/15/34	425	459
	Tyson Foods Inc.	5.150%	8/15/44	550	622
	Tyson Foods Inc.	5.100%	9/28/48	1,700	1,976
	Unilever Capital Corp.	0.375%	9/14/23	500	487
	Unilever Capital Corp.	3.250%	3/7/24	2,600	2,634
	Unilever Capital Corp.	2.600%	5/5/24	1,150	1,153
	Unilever Capital Corp.	0.626%	8/12/24	500	479
	Unilever Capital Corp.	3.375%	3/22/25	250	254
	Unilever Capital Corp.	3.100%	7/30/25	550	555
	Unilever Capital Corp.	2.000%	7/28/26	550	530
	Unilever Capital Corp.	2.125%	9/6/29	1,575	1,476
	Unilever Capital Corp.	1.375%	9/14/30	500	432
	Unilever Capital Corp.	1.750%	8/12/31	500	443
	Unilever Capital Corp.	5.900%	11/15/32	800	986
[9]	Unilever Capital Corp.	2.625%	8/12/51	500	419
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	1,525	1,552
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	1,475	1,484
	Walgreens Boots Alliance Inc.	3.200%	4/15/30	1,200	1,171
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	1,205	1,256
	Walmart Inc.	2.350%	12/15/22	975	982
	Walmart Inc.	2.550%	4/11/23	575	579
	Walmart Inc.	3.400%	6/26/23	1,650	1,678
	Walmart Inc.	3.300%	4/22/24	1,225	1,246
	Walmart Inc.	2.850%	7/8/24	1,150	1,163
	Walmart Inc.	2.650%	12/15/24	875	882
	Walmart Inc.	3.550%	6/26/25	1,275	1,311
	Walmart Inc.	3.050%	7/8/26	1,700	1,724
	Walmart Inc.	1.050%	9/17/26	462	431
	Walmart Inc.	1.500%	9/22/28	675	620
	Walmart Inc.	3.250%	7/8/29	1,633	1,682
	Walmart Inc.	2.375%	9/24/29	175	169
	Walmart Inc.	1.800%	9/22/31	462	421
	Walmart Inc.	5.250%	9/1/35	820	995
	Walmart Inc.	6.200%	4/15/38	570	773
	Walmart Inc.	3.950%	6/28/38	2,175	2,357
	Walmart Inc.	5.625%	4/1/40	312	402
	Walmart Inc.	5.000%	10/25/40	235	283
	Walmart Inc.	2.500%	9/22/41	463	412
	Walmart Inc.	4.000%	4/11/43	1,920	2,080
	Walmart Inc.	4.300%	4/22/44	700	778

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walmart Inc.	3.625%	12/15/47	1,300	1,365
	Walmart Inc.	4.050%	6/29/48	1,256	1,424
	Walmart Inc.	2.950%	9/24/49	1,720	1,628
	Walmart Inc.	2.650%	9/22/51	700	623
					405,752
Energy (0.8%)
	Baker Hughes Holdings LLC	1.231%	12/15/23	600	586
	Baker Hughes Holdings LLC	2.061%	12/15/26	500	476
	Baker Hughes Holdings LLC	3.337%	12/15/27	1,050	1,045
	Baker Hughes Holdings LLC	3.138%	11/7/29	650	635
	Baker Hughes Holdings LLC	4.486%	5/1/30	400	428
	Baker Hughes Holdings LLC	5.125%	9/15/40	1,020	1,154
	Baker Hughes Holdings LLC	4.080%	12/15/47	1,269	1,278
	Boardwalk Pipelines LP	4.950%	12/15/24	945	977
	Boardwalk Pipelines LP	5.950%	6/1/26	425	459
	Boardwalk Pipelines LP	4.800%	5/3/29	100	104
	Boardwalk Pipelines LP	3.600%	9/1/32	500	478
	BP Capital Markets America Inc.	3.790%	2/6/24	2,000	2,035
	BP Capital Markets America Inc.	3.194%	4/6/25	1,080	1,087
	BP Capital Markets America Inc.	3.796%	9/21/25	1,614	1,661
	BP Capital Markets America Inc.	3.410%	2/11/26	800	809
[9]	BP Capital Markets America Inc.	3.119%	5/4/26	2,800	2,790
[9]	BP Capital Markets America Inc.	3.017%	1/16/27	1,800	1,792
	BP Capital Markets America Inc.	3.937%	9/21/28	1,800	1,862
	BP Capital Markets America Inc.	3.633%	4/6/30	2,600	2,640
	BP Capital Markets America Inc.	1.749%	8/10/30	900	797
	BP Capital Markets America Inc.	2.721%	1/12/32	900	848
	BP Capital Markets America Inc.	3.060%	6/17/41	1,000	902
	BP Capital Markets America Inc.	3.000%	2/24/50	1,700	1,472
	BP Capital Markets America Inc.	2.772%	11/10/50	1,450	1,202
	BP Capital Markets America Inc.	2.939%	6/4/51	1,900	1,621
	BP Capital Markets America Inc.	3.001%	3/17/52	1,200	1,031
	BP Capital Markets America Inc.	3.379%	2/8/61	1,900	1,691
	BP Capital Markets plc	3.994%	9/26/23	350	357
	BP Capital Markets plc	3.535%	11/4/24	1,335	1,357
	BP Capital Markets plc	3.506%	3/17/25	950	967
	BP Capital Markets plc	3.279%	9/19/27	2,135	2,156
	BP Capital Markets plc	3.723%	11/28/28	685	699
	Burlington Resources LLC	7.400%	12/1/31	600	791
	Canadian Natural Resources Ltd.	3.800%	4/15/24	400	405
	Canadian Natural Resources Ltd.	3.900%	2/1/25	500	506
	Canadian Natural Resources Ltd.	2.050%	7/15/25	400	384
	Canadian Natural Resources Ltd.	3.850%	6/1/27	2,000	2,024
	Canadian Natural Resources Ltd.	2.950%	7/15/30	1,500	1,418
	Canadian Natural Resources Ltd.	7.200%	1/15/32	475	585
	Canadian Natural Resources Ltd.	6.450%	6/30/33	400	470
	Canadian Natural Resources Ltd.	5.850%	2/1/35	700	779
	Canadian Natural Resources Ltd.	6.500%	2/15/37	700	827
	Canadian Natural Resources Ltd.	6.250%	3/15/38	1,000	1,189
	Canadian Natural Resources Ltd.	6.750%	2/1/39	325	402
[9]	Canadian Natural Resources Ltd.	4.950%	6/1/47	90	100
	Cenovus Energy Inc.	5.375%	7/15/25	1,106	1,167
	Cenovus Energy Inc.	4.250%	4/15/27	1,700	1,756
	Cenovus Energy Inc.	4.400%	4/15/29	575	597
	Cenovus Energy Inc.	2.650%	1/15/32	450	407
	Cenovus Energy Inc.	5.250%	6/15/37	1,000	1,087
	Cenovus Energy Inc.	6.800%	9/15/37	300	371
	Cenovus Energy Inc.	6.750%	11/15/39	1,525	1,890

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cenovus Energy Inc.	5.400%	6/15/47	925	1,043
	Cenovus Energy Inc.	3.750%	2/15/52	700	629
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	1,200	1,277
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	750	794
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	2,250	2,399
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	1,150	1,146
[12]	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	600	525
	Chevron Corp.	1.141%	5/11/23	900	891
	Chevron Corp.	3.191%	6/24/23	1,175	1,187
	Chevron Corp.	2.895%	3/3/24	200	202
	Chevron Corp.	1.554%	5/11/25	3,150	3,038
	Chevron Corp.	3.326%	11/17/25	200	203
	Chevron Corp.	1.995%	5/11/27	500	480
	Chevron Corp.	2.236%	5/11/30	2,200	2,080
	Chevron Corp.	3.078%	5/11/50	900	853
	Chevron USA Inc.	0.333%	8/12/22	500	498
	Chevron USA Inc.	0.426%	8/11/23	500	489
	Chevron USA Inc.	0.687%	8/12/25	500	467
	Chevron USA Inc.	1.018%	8/12/27	500	454
	Chevron USA Inc.	3.850%	1/15/28	450	468
	Chevron USA Inc.	3.250%	10/15/29	1,000	1,016
	Chevron USA Inc.	5.250%	11/15/43	450	557
	Chevron USA Inc.	2.343%	8/12/50	500	407
	CNOOC Finance 2013 Ltd.	3.000%	5/9/23	200	200
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	1,300	1,237
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	600	478
	CNOOC Finance 2014 ULC	4.250%	4/30/24	200	204
	CNOOC Finance 2014 ULC	4.875%	4/30/44	200	207
	CNOOC Finance 2015 USA LLC	3.750%	5/2/23	200	202
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	1,125	1,172
	CNOOC Petroleum North America ULC	7.875%	3/15/32	800	1,021
	CNOOC Petroleum North America ULC	5.875%	3/10/35	500	555
	CNOOC Petroleum North America ULC	6.400%	5/15/37	1,175	1,376
	CNOOC Petroleum North America ULC	7.500%	7/30/39	400	525
	Columbia Pipeline Group Inc.	4.500%	6/1/25	1,045	1,079
	Columbia Pipeline Group Inc.	5.800%	6/1/45	672	787
[12]	ConocoPhillips	4.300%	8/15/28	500	527
[12]	ConocoPhillips	2.400%	2/15/31	500	469
	ConocoPhillips	5.900%	10/15/32	400	484
	ConocoPhillips	5.900%	5/15/38	1,255	1,543
	ConocoPhillips	6.500%	2/1/39	975	1,304
[12]	ConocoPhillips	4.875%	10/1/47	377	443
	ConocoPhillips Co.	2.125%	3/8/24	750	743
	ConocoPhillips Co.	3.350%	11/15/24	200	202
	ConocoPhillips Co.	2.400%	3/7/25	500	494
	ConocoPhillips Co.	4.950%	3/15/26	1,000	1,071
	ConocoPhillips Co.	6.950%	4/15/29	656	810
[12]	ConocoPhillips Co.	3.758%	3/15/42	719	731
	ConocoPhillips Co.	4.300%	11/15/44	750	812
	ConocoPhillips Co.	3.800%	3/15/52	1,000	1,018
[12]	ConocoPhillips Co.	4.025%	3/15/62	1,675	1,700
	Continental Resources Inc.	4.375%	1/15/28	600	608
	Continental Resources Inc.	4.900%	6/1/44	250	248
[12]	Coterra Energy Inc.	4.375%	6/1/24	700	715

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	Coterra Energy Inc.	3.900%	5/15/27	700	707
[12]	Coterra Energy Inc.	4.375%	3/15/29	600	625
	Devon Energy Corp.	5.250%	9/15/24	600	627
	Devon Energy Corp.	5.850%	12/15/25	300	325
	Devon Energy Corp.	5.250%	10/15/27	360	372
	Devon Energy Corp.	5.875%	6/15/28	260	275
	Devon Energy Corp.	4.500%	1/15/30	518	532
	Devon Energy Corp.	7.875%	9/30/31	590	766
	Devon Energy Corp.	7.950%	4/15/32	245	318
	Devon Energy Corp.	5.600%	7/15/41	1,310	1,514
	Devon Energy Corp.	4.750%	5/15/42	600	634
	Devon Energy Corp.	5.000%	6/15/45	700	762
	Diamondback Energy Inc.	3.250%	12/1/26	700	699
	Diamondback Energy Inc.	3.500%	12/1/29	1,700	1,684
	Diamondback Energy Inc.	3.125%	3/24/31	875	836
	Diamondback Energy Inc.	4.400%	3/24/51	500	507
	Diamondback Energy Inc.	4.250%	3/15/52	700	692
[12]	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	83	84
[12]	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	1,000	963
[12]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	325	340
[12]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	400	415
	Enbridge Energy Partners LP	5.875%	10/15/25	1,439	1,551
[9]	Enbridge Energy Partners LP	7.500%	4/15/38	300	400
	Enbridge Energy Partners LP	5.500%	9/15/40	75	85
	Enbridge Energy Partners LP	7.375%	10/15/45	1,300	1,805
	Enbridge Inc.	0.550%	10/4/23	500	485
	Enbridge Inc.	2.150%	2/16/24	250	247
	Enbridge Inc.	3.500%	6/10/24	500	505
	Enbridge Inc.	2.500%	1/15/25	715	701
	Enbridge Inc.	2.500%	2/14/25	250	245
	Enbridge Inc.	1.600%	10/4/26	500	463
	Enbridge Inc.	4.250%	12/1/26	1,000	1,033
	Enbridge Inc.	3.700%	7/15/27	800	810
	Enbridge Inc.	3.125%	11/15/29	825	803
	Enbridge Inc.	2.500%	8/1/33	900	800
	Enbridge Inc.	4.500%	6/10/44	925	946
	Enbridge Inc.	5.500%	12/1/46	300	361
	Enbridge Inc.	4.000%	11/15/49	325	320
	Enbridge Inc.	3.400%	8/1/51	1,000	890
[9]	Energy Transfer LP	4.200%	9/15/23	300	304
	Energy Transfer LP	4.500%	11/1/23	475	482
	Energy Transfer LP	4.250%	4/1/24	900	914
	Energy Transfer LP	3.900%	5/15/24	625	629
	Energy Transfer LP	4.050%	3/15/25	2,091	2,118
	Energy Transfer LP	2.900%	5/15/25	375	368
	Energy Transfer LP	5.950%	12/1/25	1,878	2,007
	Energy Transfer LP	4.750%	1/15/26	300	312
	Energy Transfer LP	4.400%	3/15/27	800	816
[9]	Energy Transfer LP	5.500%	6/1/27	1,000	1,072
	Energy Transfer LP	4.950%	5/15/28	800	831
	Energy Transfer LP	5.250%	4/15/29	1,300	1,393
	Energy Transfer LP	4.150%	9/15/29	550	552
	Energy Transfer LP	3.750%	5/15/30	1,775	1,749
	Energy Transfer LP	4.900%	3/15/35	250	253

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer LP	6.625%	10/15/36	350	393
[9]	Energy Transfer LP	5.800%	6/15/38	1,080	1,176
	Energy Transfer LP	7.500%	7/1/38	800	988
	Energy Transfer LP	6.050%	6/1/41	875	973
	Energy Transfer LP	6.500%	2/1/42	300	345
	Energy Transfer LP	5.150%	2/1/43	425	420
	Energy Transfer LP	5.300%	4/1/44	950	970
	Energy Transfer LP	5.000%	5/15/44	450	440
	Energy Transfer LP	5.150%	3/15/45	150	152
	Energy Transfer LP	5.350%	5/15/45	1,525	1,572
	Energy Transfer LP	6.125%	12/15/45	1,050	1,159
	Energy Transfer LP	5.300%	4/15/47	1,705	1,749
	Energy Transfer LP	5.400%	10/1/47	700	731
	Energy Transfer LP	6.000%	6/15/48	1,350	1,501
	Energy Transfer LP	6.250%	4/15/49	1,200	1,376
	Energy Transfer LP	5.000%	5/15/50	1,900	1,926
	Enterprise Products Operating LLC	3.900%	2/15/24	750	764
	Enterprise Products Operating LLC	3.750%	2/15/25	825	840
	Enterprise Products Operating LLC	3.700%	2/15/26	400	406
	Enterprise Products Operating LLC	3.125%	7/31/29	2,300	2,261
	Enterprise Products Operating LLC	2.800%	1/31/30	1,226	1,177
[9]	Enterprise Products Operating LLC	6.875%	3/1/33	1,375	1,721
	Enterprise Products Operating LLC	7.550%	4/15/38	300	401
	Enterprise Products Operating LLC	5.950%	2/1/41	470	558
	Enterprise Products Operating LLC	4.850%	8/15/42	850	900
	Enterprise Products Operating LLC	4.450%	2/15/43	1,000	1,007
	Enterprise Products Operating LLC	4.850%	3/15/44	1,780	1,886
	Enterprise Products Operating LLC	5.100%	2/15/45	982	1,074
	Enterprise Products Operating LLC	4.900%	5/15/46	500	541
	Enterprise Products Operating LLC	4.250%	2/15/48	1,550	1,557
	Enterprise Products Operating LLC	4.800%	2/1/49	2,000	2,146
	Enterprise Products Operating LLC	4.200%	1/31/50	1,100	1,093
	Enterprise Products Operating LLC	3.700%	1/31/51	1,000	917
	Enterprise Products Operating LLC	3.200%	2/15/52	500	425
	Enterprise Products Operating LLC	3.300%	2/15/53	950	812
	Enterprise Products Operating LLC	4.950%	10/15/54	300	329
	Enterprise Products Operating LLC	3.950%	1/31/60	2,300	2,145
[9]	Enterprise Products Operating LLC	5.250%	8/16/77	400	375
[9]	Enterprise Products Operating LLC	5.375%	2/15/78	1,225	1,138
	EOG Resources Inc.	4.150%	1/15/26	600	621
	EOG Resources Inc.	4.375%	4/15/30	1,000	1,081
	EOG Resources Inc.	4.950%	4/15/50	700	860
	EQT Corp.	6.625%	2/1/25	500	528
[12]	EQT Corp.	3.125%	5/15/26	550	533
	EQT Corp.	3.900%	10/1/27	300	299
	EQT Corp.	5.000%	1/15/29	300	310
	EQT Corp.	7.500%	2/1/30	700	812
	Exxon Mobil Corp.	1.571%	4/15/23	3,730	3,716
	Exxon Mobil Corp.	3.176%	3/15/24	2,000	2,028
	Exxon Mobil Corp.	2.992%	3/19/25	5,775	5,806
	Exxon Mobil Corp.	3.043%	3/1/26	1,350	1,361
	Exxon Mobil Corp.	2.275%	8/16/26	400	392
	Exxon Mobil Corp.	3.294%	3/19/27	1,100	1,122
	Exxon Mobil Corp.	2.440%	8/16/29	1,000	958
	Exxon Mobil Corp.	3.482%	3/19/30	1,425	1,461
	Exxon Mobil Corp.	2.610%	10/15/30	1,875	1,804
	Exxon Mobil Corp.	2.995%	8/16/39	3,965	3,669
	Exxon Mobil Corp.	4.227%	3/19/40	3,550	3,832

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Exxon Mobil Corp.	3.567%	3/6/45	750	734
	Exxon Mobil Corp.	4.114%	3/1/46	1,000	1,076
	Exxon Mobil Corp.	3.095%	8/16/49	1,269	1,161
	Exxon Mobil Corp.	4.327%	3/19/50	2,300	2,564
	Exxon Mobil Corp.	3.452%	4/15/51	2,600	2,515
	Halliburton Co.	3.500%	8/1/23	50	50
	Halliburton Co.	3.800%	11/15/25	354	362
	Halliburton Co.	2.920%	3/1/30	900	871
	Halliburton Co.	4.850%	11/15/35	1,000	1,076
	Halliburton Co.	6.700%	9/15/38	1,070	1,349
	Halliburton Co.	4.500%	11/15/41	675	683
	Halliburton Co.	4.750%	8/1/43	725	758
	Halliburton Co.	5.000%	11/15/45	1,909	2,072
[12]	Helmerich & Payne Inc.	2.900%	9/29/31	565	518
	Hess Corp.	3.500%	7/15/24	245	247
	Hess Corp.	4.300%	4/1/27	500	514
	Hess Corp.	7.300%	8/15/31	485	595
	Hess Corp.	7.125%	3/15/33	415	512
	Hess Corp.	6.000%	1/15/40	722	843
	Hess Corp.	5.600%	2/15/41	1,100	1,238
	Hess Corp.	5.800%	4/1/47	500	592
	HollyFrontier Corp.	2.625%	10/1/23	400	396
	HollyFrontier Corp.	5.875%	4/1/26	860	900
	HollyFrontier Corp.	4.500%	10/1/30	900	879
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	465	469
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	1,625	1,659
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	850	868
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	217
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	340
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	400	469
[9]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	420
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,625	1,931
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,290	1,550
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	300	391
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,822	1,814
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	500	515
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	500	545
	Kinder Morgan Inc.	4.300%	6/1/25	817	839
	Kinder Morgan Inc.	1.750%	11/15/26	500	465
	Kinder Morgan Inc.	4.300%	3/1/28	1,080	1,120
	Kinder Morgan Inc.	2.000%	2/15/31	500	438
[9]	Kinder Morgan Inc.	7.800%	8/1/31	330	422
[9]	Kinder Morgan Inc.	7.750%	1/15/32	1,025	1,322
	Kinder Morgan Inc.	5.300%	12/1/34	1,325	1,451
	Kinder Morgan Inc.	5.550%	6/1/45	1,375	1,540
	Kinder Morgan Inc.	5.050%	2/15/46	200	212
	Kinder Morgan Inc.	3.250%	8/1/50	2,500	2,074
	Kinder Morgan Inc.	3.600%	2/15/51	1,025	908
	Magellan Midstream Partners LP	5.000%	3/1/26	450	475
	Magellan Midstream Partners LP	3.250%	6/1/30	1,000	975
	Magellan Midstream Partners LP	5.150%	10/15/43	350	377
	Magellan Midstream Partners LP	4.250%	9/15/46	300	297
	Magellan Midstream Partners LP	4.200%	10/3/47	725	706
	Magellan Midstream Partners LP	4.850%	2/1/49	200	214
	Magellan Midstream Partners LP	3.950%	3/1/50	625	591
	Marathon Oil Corp.	4.400%	7/15/27	1,350	1,394
	Marathon Oil Corp.	6.800%	3/15/32	530	635
	Marathon Oil Corp.	6.600%	10/1/37	650	792

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Marathon Oil Corp.	5.200%	6/1/45	200	217
Marathon Petroleum Corp.	4.700%	5/1/25	3,000	3,121
Marathon Petroleum Corp.	5.125%	12/15/26	1,035	1,103
Marathon Petroleum Corp.	3.800%	4/1/28	1,150	1,158
Marathon Petroleum Corp.	6.500%	3/1/41	1,075	1,324
Marathon Petroleum Corp.	4.750%	9/15/44	200	204
Marathon Petroleum Corp.	4.500%	4/1/48	900	905
Marathon Petroleum Corp.	5.000%	9/15/54	325	337
MPLX LP	4.500%	7/15/23	1,300	1,322
MPLX LP	4.875%	12/1/24	838	868
MPLX LP	4.875%	6/1/25	3,085	3,198
MPLX LP	1.750%	3/1/26	600	563
MPLX LP	4.250%	12/1/27	2,010	2,065
MPLX LP	4.000%	3/15/28	950	965
MPLX LP	4.800%	2/15/29	500	533
MPLX LP	2.650%	8/15/30	3,000	2,755
MPLX LP	4.500%	4/15/38	1,575	1,605
MPLX LP	5.200%	3/1/47	1,950	2,102
MPLX LP	4.700%	4/15/48	1,200	1,210
MPLX LP	5.500%	2/15/49	1,775	1,971
NOV Inc.	3.600%	12/1/29	500	492
NOV Inc.	3.950%	12/1/42	800	704
ONEOK Inc.	7.500%	9/1/23	1,425	1,499
ONEOK Inc.	2.750%	9/1/24	200	198
ONEOK Inc.	5.850%	1/15/26	1,000	1,076
ONEOK Inc.	4.000%	7/13/27	1,150	1,157
ONEOK Inc.	4.550%	7/15/28	800	824
ONEOK Inc.	3.400%	9/1/29	1,810	1,743
ONEOK Inc.	3.100%	3/15/30	1,000	937
ONEOK Inc.	6.350%	1/15/31	1,000	1,158
ONEOK Inc.	4.950%	7/13/47	775	790
ONEOK Inc.	5.200%	7/15/48	650	695
ONEOK Inc.	4.450%	9/1/49	800	776
ONEOK Inc.	4.500%	3/15/50	700	676
ONEOK Partners LP	4.900%	3/15/25	450	465
ONEOK Partners LP	6.650%	10/1/36	360	411
ONEOK Partners LP	6.850%	10/15/37	300	349
ONEOK Partners LP	6.125%	2/1/41	1,340	1,474
Ovintiv Exploration Inc.	5.625%	7/1/24	200	210
Ovintiv Exploration Inc.	5.375%	1/1/26	100	106
Ovintiv Inc.	7.375%	11/1/31	450	553
Ovintiv Inc.	6.500%	8/15/34	700	832
Ovintiv Inc.	6.625%	8/15/37	1,000	1,188
Ovintiv Inc.	6.500%	2/1/38	500	594
Phillips 66	3.700%	4/6/23	300	304
Phillips 66	0.900%	2/15/24	1,000	968
Phillips 66	3.850%	4/9/25	600	612
Phillips 66	1.300%	2/15/26	500	467
Phillips 66	3.900%	3/15/28	600	610
Phillips 66	2.150%	12/15/30	1,400	1,247
Phillips 66	4.650%	11/15/34	1,000	1,067
Phillips 66	4.875%	11/15/44	3,750	4,153
Phillips 66	3.300%	3/15/52	900	792
Phillips 66 Partners LP	2.450%	12/15/24	250	246
Phillips 66 Partners LP	3.605%	2/15/25	600	605
Phillips 66 Partners LP	3.550%	10/1/26	425	426
Phillips 66 Partners LP	3.750%	3/1/28	400	400
Phillips 66 Partners LP	3.150%	12/15/29	250	241

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Phillips 66 Partners LP	4.680%	2/15/45	1,080	1,156
	Pioneer Natural Resources Co.	0.550%	5/15/23	200	196
	Pioneer Natural Resources Co.	1.125%	1/15/26	500	464
	Pioneer Natural Resources Co.	1.900%	8/15/30	1,025	908
	Pioneer Natural Resources Co.	2.150%	1/15/31	975	878
	Plains All American Pipeline LP	3.600%	11/1/24	2,155	2,160
	Plains All American Pipeline LP	4.650%	10/15/25	600	617
	Plains All American Pipeline LP	4.500%	12/15/26	350	359
	Plains All American Pipeline LP	3.550%	12/15/29	1,200	1,160
	Plains All American Pipeline LP	3.800%	9/15/30	525	514
	Plains All American Pipeline LP	6.650%	1/15/37	500	571
	Plains All American Pipeline LP	4.700%	6/15/44	500	470
	Plains All American Pipeline LP	4.900%	2/15/45	500	479
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	1,200	1,228
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	1,470	1,540
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	3,225	3,410
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	1,200	1,298
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	1,600	1,693
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	1,200	1,235
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	2,500	2,620
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	600	569
	Schlumberger Investment SA	3.650%	12/1/23	1,190	1,209
	Schlumberger Investment SA	2.650%	6/26/30	1,300	1,236
	Shell International Finance BV	0.375%	9/15/23	500	487
	Shell International Finance BV	2.000%	11/7/24	1,000	987
	Shell International Finance BV	3.250%	5/11/25	2,565	2,591
	Shell International Finance BV	2.875%	5/10/26	1,300	1,303
	Shell International Finance BV	2.500%	9/12/26	505	498
	Shell International Finance BV	3.875%	11/13/28	1,300	1,356
	Shell International Finance BV	2.375%	11/7/29	1,450	1,374
	Shell International Finance BV	2.750%	4/6/30	2,405	2,333
	Shell International Finance BV	4.125%	5/11/35	3,125	3,304
	Shell International Finance BV	6.375%	12/15/38	1,320	1,750
	Shell International Finance BV	5.500%	3/25/40	700	862
	Shell International Finance BV	2.875%	11/26/41	500	450
	Shell International Finance BV	3.625%	8/21/42	525	513
	Shell International Finance BV	4.550%	8/12/43	1,100	1,221
	Shell International Finance BV	4.375%	5/11/45	2,900	3,147
	Shell International Finance BV	4.000%	5/10/46	2,000	2,083
	Shell International Finance BV	3.750%	9/12/46	1,600	1,617
	Shell International Finance BV	3.125%	11/7/49	1,400	1,277
	Shell International Finance BV	3.250%	4/6/50	1,735	1,632
	Shell International Finance BV	3.000%	11/26/51	950	848
	Spectra Energy Partners LP	4.750%	3/15/24	800	823
	Spectra Energy Partners LP	3.500%	3/15/25	1,666	1,677
	Spectra Energy Partners LP	3.375%	10/15/26	950	949
	Spectra Energy Partners LP	4.500%	3/15/45	220	225
	Suncor Energy Inc.	2.800%	5/15/23	600	601
	Suncor Energy Inc.	3.100%	5/15/25	800	797
	Suncor Energy Inc.	5.350%	7/15/33	450	492
	Suncor Energy Inc.	5.950%	5/15/35	700	818
	Suncor Energy Inc.	6.800%	5/15/38	700	903
	Suncor Energy Inc.	6.500%	6/15/38	2,090	2,641
	Suncor Energy Inc.	4.000%	11/15/47	700	699
	Suncor Energy Inc.	3.750%	3/4/51	700	672
[8]	Targa Resources Corp.	4.200%	2/1/33	700	706
[8]	Targa Resources Corp.	4.950%	4/15/52	700	712
	Targa Resources Partners LP	6.500%	7/15/27	300	316

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Targa Resources Partners LP	5.000%	1/15/28	600	609
Targa Resources Partners LP	6.875%	1/15/29	600	644
Targa Resources Partners LP	5.500%	3/1/30	300	312
Targa Resources Partners LP	4.000%	1/15/32	940	902
TC PipeLines LP	3.900%	5/25/27	200	204
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	260	299
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	500	587
TotalEnergies Capital Canada Ltd.	2.750%	7/15/23	1,025	1,028
TotalEnergies Capital International SA	3.700%	1/15/24	975	992
TotalEnergies Capital International SA	2.434%	1/10/25	700	692
TotalEnergies Capital International SA	3.455%	2/19/29	925	939
TotalEnergies Capital International SA	2.829%	1/10/30	1,900	1,855
TotalEnergies Capital International SA	2.986%	6/29/41	625	571
TotalEnergies Capital International SA	3.461%	7/12/49	500	483
TotalEnergies Capital International SA	3.127%	5/29/50	2,300	2,100
TotalEnergies Capital International SA	3.386%	6/29/60	500	463
TotalEnergies Capital SA	3.883%	10/11/28	775	802
TransCanada PipeLines Ltd.	3.750%	10/16/23	500	507
TransCanada PipeLines Ltd.	1.000%	10/12/24	800	761
TransCanada PipeLines Ltd.	4.250%	5/15/28	1,700	1,768
TransCanada PipeLines Ltd.	4.100%	4/15/30	1,900	1,964
TransCanada PipeLines Ltd.	2.500%	10/12/31	700	636
TransCanada PipeLines Ltd.	4.625%	3/1/34	1,900	2,031
TransCanada PipeLines Ltd.	5.600%	3/31/34	800	899
TransCanada PipeLines Ltd.	5.850%	3/15/36	125	146
TransCanada PipeLines Ltd.	6.200%	10/15/37	1,650	2,018
TransCanada PipeLines Ltd.	4.750%	5/15/38	500	536
TransCanada PipeLines Ltd.	7.250%	8/15/38	600	802
TransCanada PipeLines Ltd.	6.100%	6/1/40	830	1,020
TransCanada PipeLines Ltd.	5.000%	10/16/43	850	937
TransCanada PipeLines Ltd.	4.875%	5/15/48	1,800	2,021
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	300	306
Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	1,000	976
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	400	425
Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	1,500	1,463
Valero Energy Corp.	2.150%	9/15/27	517	484
Valero Energy Corp.	4.350%	6/1/28	460	476
Valero Energy Corp.	4.000%	4/1/29	1,000	1,022
Valero Energy Corp.	2.800%	12/1/31	400	369
Valero Energy Corp.	7.500%	4/15/32	1,850	2,331
Valero Energy Corp.	6.625%	6/15/37	1,355	1,680
Valero Energy Corp.	3.650%	12/1/51	875	775
Valero Energy Partners LP	4.500%	3/15/28	400	411
Williams Cos. Inc.	4.500%	11/15/23	560	572
Williams Cos. Inc.	4.550%	6/24/24	2,500	2,569
Williams Cos. Inc.	3.900%	1/15/25	1,775	1,799
Williams Cos. Inc.	4.000%	9/15/25	1,125	1,141
Williams Cos. Inc.	3.750%	6/15/27	1,325	1,342
Williams Cos. Inc.	3.500%	11/15/30	2,100	2,078
Williams Cos. Inc.	2.600%	3/15/31	1,000	920
Williams Cos. Inc.	6.300%	4/15/40	990	1,196
Williams Cos. Inc.	5.800%	11/15/43	925	1,060
Williams Cos. Inc.	5.400%	3/4/44	800	881
Williams Cos. Inc.	5.750%	6/24/44	600	693

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Williams Cos. Inc.	4.900%	1/15/45	725	758
	Williams Cos. Inc.	5.100%	9/15/45	900	971
	Williams Cos. Inc.	4.850%	3/1/48	475	507
	Williams Cos. Inc.	3.500%	10/15/51	400	350
					445,311
Financials (2.9%)
	ACE Capital Trust II	9.700%	4/1/30	75	103
[9]	Aegon NV	5.500%	4/11/48	585	616
	AerCap Ireland Capital DAC	4.125%	7/3/23	250	251
	AerCap Ireland Capital DAC	1.150%	10/29/23	1,500	1,436
	AerCap Ireland Capital DAC	3.150%	2/15/24	500	492
	AerCap Ireland Capital DAC	1.650%	10/29/24	3,500	3,307
	AerCap Ireland Capital DAC	6.500%	7/15/25	3,763	3,991
	AerCap Ireland Capital DAC	4.450%	10/1/25	500	502
	AerCap Ireland Capital DAC	1.750%	1/30/26	500	459
	AerCap Ireland Capital DAC	4.450%	4/3/26	3,000	3,027
	AerCap Ireland Capital DAC	2.450%	10/29/26	3,500	3,235
	AerCap Ireland Capital DAC	3.650%	7/21/27	875	849
	AerCap Ireland Capital DAC	4.625%	10/15/27	500	506
	AerCap Ireland Capital DAC	3.875%	1/23/28	1,000	972
	AerCap Ireland Capital DAC	3.000%	10/29/28	4,000	3,687
	AerCap Ireland Capital DAC	3.300%	1/30/32	4,000	3,616
	AerCap Ireland Capital DAC	3.850%	10/29/41	3,000	2,637
	Affiliated Managers Group Inc.	4.250%	2/15/24	350	359
	Affiliated Managers Group Inc.	3.500%	8/1/25	725	732
	Affiliated Managers Group Inc.	3.300%	6/15/30	500	486
	Aflac Inc.	3.625%	11/15/24	580	594
	Aflac Inc.	3.250%	3/17/25	325	329
	Aflac Inc.	2.875%	10/15/26	884	884
	Aflac Inc.	3.600%	4/1/30	1,000	1,033
	Aflac Inc.	4.000%	10/15/46	150	152
	Aflac Inc.	4.750%	1/15/49	1,080	1,238
	Air Lease Corp.	3.875%	7/3/23	425	429
[9]	Air Lease Corp.	4.250%	2/1/24	550	557
	Air Lease Corp.	0.800%	8/18/24	500	471
	Air Lease Corp.	4.250%	9/15/24	475	481
[9]	Air Lease Corp.	2.300%	2/1/25	1,175	1,130
	Air Lease Corp.	3.250%	3/1/25	600	591
	Air Lease Corp.	3.375%	7/1/25	750	740
	Air Lease Corp.	1.875%	8/15/26	750	692
	Air Lease Corp.	2.200%	1/15/27	600	555
	Air Lease Corp.	3.625%	4/1/27	200	196
	Air Lease Corp.	3.625%	12/1/27	1,000	973
	Air Lease Corp.	2.100%	9/1/28	500	444
	Air Lease Corp.	4.625%	10/1/28	300	306
	Air Lease Corp.	3.250%	10/1/29	595	562
[9]	Air Lease Corp.	3.000%	2/1/30	625	575
	Air Lease Corp.	3.125%	12/1/30	1,250	1,155
	Air Lease Corp.	2.875%	1/15/32	600	536
	Aircastle Ltd.	4.400%	9/25/23	450	451
	Aircastle Ltd.	4.125%	5/1/24	1,625	1,621
	Aircastle Ltd.	4.250%	6/15/26	500	493
	Alleghany Corp.	4.900%	9/15/44	300	330
	Alleghany Corp.	3.250%	8/15/51	1,250	1,090
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	350	357
	Allstate Corp.	3.150%	6/15/23	2,350	2,373
	Allstate Corp.	3.280%	12/15/26	400	405

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allstate Corp.	1.450%	12/15/30	500	432
	Allstate Corp.	5.550%	5/9/35	105	125
	Allstate Corp.	4.500%	6/15/43	725	777
	Allstate Corp.	4.200%	12/15/46	600	639
	Allstate Corp.	3.850%	8/10/49	400	405
[9]	Allstate Corp.	5.750%	8/15/53	90	90
[9]	Allstate Corp.	6.500%	5/15/57	650	782
	Ally Financial Inc.	3.050%	6/5/23	2,000	2,008
	Ally Financial Inc.	1.450%	10/2/23	4,000	3,906
	Ally Financial Inc.	3.875%	5/21/24	1,200	1,215
	Ally Financial Inc.	5.125%	9/30/24	550	575
	Ally Financial Inc.	5.800%	5/1/25	600	637
[9]	Ally Financial Inc.	8.000%	11/1/31	2,308	2,895
	American Equity Investment Life Holding Co.	5.000%	6/15/27	300	314
	American Express Co.	2.500%	8/1/22	2,400	2,408
	American Express Co.	2.650%	12/2/22	1,500	1,512
	American Express Co.	3.700%	8/3/23	1,500	1,528
	American Express Co.	3.400%	2/22/24	1,000	1,014
	American Express Co.	2.500%	7/30/24	1,065	1,061
	American Express Co.	3.000%	10/30/24	1,200	1,205
	American Express Co.	3.625%	12/5/24	1,404	1,431
	American Express Co.	4.200%	11/6/25	1,212	1,260
[12]	American Express Co.	3.300%	5/3/27	1,960	1,970
	American Express Co.	4.050%	12/3/42	621	656
	American Financial Group Inc.	3.500%	8/15/26	250	252
	American Financial Group Inc.	5.250%	4/2/30	356	387
	American Financial Group Inc.	4.500%	6/15/47	500	511
	American International Group Inc.	4.125%	2/15/24	650	666
	American International Group Inc.	2.500%	6/30/25	1,805	1,769
	American International Group Inc.	3.750%	7/10/25	950	966
	American International Group Inc.	3.900%	4/1/26	1,000	1,025
	American International Group Inc.	4.200%	4/1/28	750	780
	American International Group Inc.	4.250%	3/15/29	500	525
	American International Group Inc.	3.400%	6/30/30	2,230	2,227
	American International Group Inc.	3.875%	1/15/35	800	814
	American International Group Inc.	4.700%	7/10/35	325	349
	American International Group Inc.	6.250%	5/1/36	600	741
	American International Group Inc.	4.500%	7/16/44	2,125	2,299
	American International Group Inc.	4.800%	7/10/45	1,000	1,127
	American International Group Inc.	4.750%	4/1/48	545	625
[9]	American International Group Inc.	5.750%	4/1/48	525	525
	American International Group Inc.	4.375%	6/30/50	500	548
	American International Group Inc.	4.375%	1/15/55	950	1,014
	Ameriprise Financial Inc.	4.000%	10/15/23	1,575	1,607
	Ameriprise Financial Inc.	3.700%	10/15/24	350	356
	Ameriprise Financial Inc.	3.000%	4/2/25	3,459	3,451
[9]	Aon Corp.	8.205%	1/1/27	150	175
	Aon Corp.	2.850%	5/28/27	500	490
	Aon Corp.	4.500%	12/15/28	600	629
	Aon Corp.	3.750%	5/2/29	380	389
	Aon Corp.	2.800%	5/15/30	1,620	1,542
	Aon Corp.	2.050%	8/23/31	750	662
	Aon Corp.	6.250%	9/30/40	150	187
	Aon Corp.	2.900%	8/23/51	1,000	825
	Aon Corp.	3.900%	2/28/52	500	495
	Aon Global Ltd.	4.000%	11/27/23	100	102
	Aon Global Ltd.	3.500%	6/14/24	575	580

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Aon Global Ltd.	3.875%	12/15/25	300	306
	Aon Global Ltd.	4.600%	6/14/44	625	652
	Aon Global Ltd.	4.750%	5/15/45	695	748
	Arch Capital Finance LLC	4.011%	12/15/26	799	822
	Arch Capital Finance LLC	5.031%	12/15/46	100	109
	Arch Capital Group Ltd.	7.350%	5/1/34	500	655
	Arch Capital Group Ltd.	3.635%	6/30/50	975	896
	Arch Capital Group US Inc.	5.144%	11/1/43	275	302
	Ares Capital Corp.	4.200%	6/10/24	825	831
	Ares Capital Corp.	4.250%	3/1/25	480	480
	Ares Capital Corp.	3.250%	7/15/25	967	939
	Ares Capital Corp.	3.875%	1/15/26	1,000	983
	Ares Capital Corp.	2.150%	7/15/26	1,320	1,194
	Ares Capital Corp.	3.200%	11/15/31	500	425
	Arthur J Gallagher & Co.	2.400%	11/9/31	500	445
	Arthur J Gallagher & Co.	3.500%	5/20/51	500	450
	Arthur J Gallagher & Co.	3.050%	3/9/52	500	410
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	1,875	1,920
	Assurant Inc.	4.200%	9/27/23	100	102
	Assurant Inc.	4.900%	3/27/28	400	420
	Assurant Inc.	6.750%	2/15/34	92	108
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	262	271
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	500	475
	Assured Guaranty US Holdings Inc.	3.600%	9/15/51	500	433
	Athene Holding Ltd.	4.125%	1/12/28	835	841
	Athene Holding Ltd.	6.150%	4/3/30	900	1,014
	Athene Holding Ltd.	3.500%	1/15/31	4,500	4,306
	Athene Holding Ltd.	3.950%	5/25/51	500	458
	Athene Holding Ltd.	3.450%	5/15/52	500	422
[9]	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	1,750	1,759
[9]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	250	256
	AXA SA	8.600%	12/15/30	1,080	1,431
	AXIS Specialty Finance LLC	3.900%	7/15/29	1,840	1,841
[9]	AXIS Specialty Finance LLC	4.900%	1/15/40	250	245
	AXIS Specialty Finance plc	4.000%	12/6/27	1,500	1,516
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	500	451
	Banco Santander SA	3.848%	4/12/23	1,200	1,216
	Banco Santander SA	2.706%	6/27/24	400	396
	Banco Santander SA	5.179%	11/19/25	1,300	1,343
	Banco Santander SA	1.849%	3/25/26	1,000	935
	Banco Santander SA	4.250%	4/11/27	2,000	2,023
	Banco Santander SA	3.800%	2/23/28	200	197
	Banco Santander SA	4.379%	4/12/28	1,200	1,217
	Banco Santander SA	3.306%	6/27/29	500	485
	Banco Santander SA	3.490%	5/28/30	1,000	966
	Banco Santander SA	2.749%	12/3/30	600	527
	Banco Santander SA	2.958%	3/25/31	1,000	923
	Bank of America Corp.	4.100%	7/24/23	1,425	1,460
[9]	Bank of America Corp.	3.004%	12/20/23	11,530	11,559
[9]	Bank of America Corp.	3.550%	3/5/24	3,535	3,559
[9]	Bank of America Corp.	0.523%	6/14/24	4,000	3,888
[9]	Bank of America Corp.	3.864%	7/23/24	625	632
[9]	Bank of America Corp.	4.200%	8/26/24	3,025	3,100
[9]	Bank of America Corp.	0.810%	10/24/24	2,500	2,418
[9]	Bank of America Corp.	4.000%	1/22/25	4,240	4,319
[9]	Bank of America Corp.	3.950%	4/21/25	3,036	3,092

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	0.976%	4/22/25	2,000	1,916
[9]	Bank of America Corp.	0.981%	9/25/25	500	474
[9]	Bank of America Corp.	3.093%	10/1/25	2,500	2,491
[9]	Bank of America Corp.	2.456%	10/22/25	2,175	2,137
[9]	Bank of America Corp.	1.530%	12/6/25	5,250	5,024
[9]	Bank of America Corp.	3.366%	1/23/26	1,300	1,300
[9]	Bank of America Corp.	4.450%	3/3/26	7,252	7,503
[9]	Bank of America Corp.	3.384%	4/2/26	2,790	2,786
[9]	Bank of America Corp.	3.500%	4/19/26	830	841
[9]	Bank of America Corp.	1.319%	6/19/26	11,450	10,723
[9]	Bank of America Corp.	4.250%	10/22/26	1,500	1,546
[9]	Bank of America Corp.	1.197%	10/24/26	2,000	1,851
[9]	Bank of America Corp.	1.658%	3/11/27	3,500	3,269
[9]	Bank of America Corp.	3.559%	4/23/27	2,275	2,283
	Bank of America Corp.	1.734%	7/22/27	2,500	2,324
[9]	Bank of America Corp.	3.248%	10/21/27	2,225	2,219
[9]	Bank of America Corp.	3.824%	1/20/28	450	455
[9]	Bank of America Corp.	3.705%	4/24/28	1,400	1,411
[9]	Bank of America Corp.	3.593%	7/21/28	3,008	3,015
[9]	Bank of America Corp.	3.419%	12/20/28	6,357	6,300
[9]	Bank of America Corp.	3.970%	3/5/29	1,425	1,449
[9]	Bank of America Corp.	2.087%	6/14/29	6,000	5,483
[9]	Bank of America Corp.	4.271%	7/23/29	6,175	6,377
[9]	Bank of America Corp.	3.974%	2/7/30	500	508
[9]	Bank of America Corp.	3.194%	7/23/30	2,000	1,936
[9]	Bank of America Corp.	2.884%	10/22/30	4,175	3,956
[9]	Bank of America Corp.	2.496%	2/13/31	175	161
[9]	Bank of America Corp.	2.592%	4/29/31	6,000	5,543
[9]	Bank of America Corp.	1.922%	10/24/31	3,000	2,614
[9]	Bank of America Corp.	2.651%	3/11/32	1,500	1,379
	Bank of America Corp.	2.687%	4/22/32	4,575	4,205
	Bank of America Corp.	2.299%	7/21/32	7,500	6,675
	Bank of America Corp.	2.572%	10/20/32	1,000	911
	Bank of America Corp.	2.482%	9/21/36	1,500	1,292
	Bank of America Corp.	6.110%	1/29/37	2,010	2,401
	Bank of America Corp.	3.846%	3/8/37	2,350	2,252
[9]	Bank of America Corp.	4.244%	4/24/38	2,600	2,690
	Bank of America Corp.	7.750%	5/14/38	2,075	2,896
[9]	Bank of America Corp.	4.078%	4/23/40	1,425	1,462
[9]	Bank of America Corp.	2.676%	6/19/41	4,895	4,149
[9]	Bank of America Corp.	5.875%	2/7/42	1,020	1,285
	Bank of America Corp.	3.311%	4/22/42	3,500	3,239
[9]	Bank of America Corp.	5.000%	1/21/44	1,950	2,243
[9]	Bank of America Corp.	4.875%	4/1/44	550	620
[9]	Bank of America Corp.	4.750%	4/21/45	350	375
[9]	Bank of America Corp.	4.443%	1/20/48	2,675	2,900
[9]	Bank of America Corp.	3.946%	1/23/49	1,175	1,192
[9]	Bank of America Corp.	4.330%	3/15/50	700	750
[9]	Bank of America Corp.	4.083%	3/20/51	5,500	5,679
[9]	Bank of America Corp.	2.831%	10/24/51	2,000	1,703
[9]	Bank of America Corp.	3.483%	3/13/52	1,000	948
	Bank of America Corp.	2.972%	7/21/52	1,500	1,282
[9]	Bank of America NA	6.000%	10/15/36	600	734
	Bank of Montreal	0.450%	12/8/23	500	482
[9]	Bank of Montreal	3.300%	2/5/24	1,000	1,014
[9]	Bank of Montreal	2.150%	3/8/24	700	693
[9]	Bank of Montreal	2.500%	6/28/24	800	796
[9]	Bank of Montreal	0.625%	7/9/24	675	642

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Bank of Montreal	1.500%	1/10/25	925	886
[9]	Bank of Montreal	1.850%	5/1/25	820	790
[9]	Bank of Montreal	0.949%	1/22/27	1,000	918
[9]	Bank of Montreal	2.650%	3/8/27	700	677
[9]	Bank of Montreal	4.338%	10/5/28	400	406
[9]	Bank of Montreal	3.803%	12/15/32	1,600	1,584
[9]	Bank of New York Mellon Corp.	3.500%	4/28/23	625	633
[9]	Bank of New York Mellon Corp.	3.450%	8/11/23	525	532
[9]	Bank of New York Mellon Corp.	2.200%	8/16/23	825	825
[9]	Bank of New York Mellon Corp.	3.650%	2/4/24	900	916
[9]	Bank of New York Mellon Corp.	3.250%	9/11/24	600	607
[9]	Bank of New York Mellon Corp.	3.950%	11/18/25	742	765
[9]	Bank of New York Mellon Corp.	2.800%	5/4/26	3,561	3,572
[9]	Bank of New York Mellon Corp.	2.450%	8/17/26	969	954
	Bank of New York Mellon Corp.	2.050%	1/26/27	340	328
[9]	Bank of New York Mellon Corp.	3.250%	5/16/27	1,500	1,517
[9]	Bank of New York Mellon Corp.	3.400%	1/29/28	600	609
[9]	Bank of New York Mellon Corp.	3.442%	2/7/28	1,200	1,215
[9]	Bank of New York Mellon Corp.	3.000%	10/30/28	1,000	975
[9]	Bank of New York Mellon Corp.	3.300%	8/23/29	500	499
	Bank of New York Mellon Corp.	2.500%	1/26/32	280	262
	Bank of Nova Scotia	1.625%	5/1/23	1,000	993
	Bank of Nova Scotia	0.400%	9/15/23	1,000	971
	Bank of Nova Scotia	3.400%	2/11/24	500	506
	Bank of Nova Scotia	0.650%	7/31/24	550	522
	Bank of Nova Scotia	1.450%	1/10/25	500	480
	Bank of Nova Scotia	2.200%	2/3/25	3,575	3,491
	Bank of Nova Scotia	1.300%	6/11/25	3,000	2,832
	Bank of Nova Scotia	4.500%	12/16/25	1,250	1,293
	Bank of Nova Scotia	2.700%	8/3/26	725	711
	Bank of Nova Scotia	1.300%	9/15/26	1,000	920
	Bank of Nova Scotia	1.950%	2/2/27	500	472
	Bank of Nova Scotia	2.450%	2/2/32	500	460
	BankUnited Inc.	4.875%	11/17/25	219	229
[9]	Barclays plc	4.338%	5/16/24	1,000	1,016
	Barclays plc	1.007%	12/10/24	1,300	1,248
	Barclays plc	3.650%	3/16/25	3,000	3,011
[9]	Barclays plc	3.932%	5/7/25	800	806
	Barclays plc	4.375%	1/12/26	1,200	1,227
[9]	Barclays plc	2.852%	5/7/26	2,025	1,969
	Barclays plc	5.200%	5/12/26	1,260	1,314
	Barclays plc	4.337%	1/10/28	1,000	1,017
	Barclays plc	4.836%	5/9/28	4,750	4,854
[9]	Barclays plc	4.972%	5/16/29	1,000	1,050
[9]	Barclays plc	5.088%	6/20/30	2,975	3,084
	Barclays plc	2.645%	6/24/31	1,000	909
	Barclays plc	2.667%	3/10/32	1,750	1,569
	Barclays plc	3.564%	9/23/35	700	644
	Barclays plc	5.250%	8/17/45	500	557
	Barclays plc	4.950%	1/10/47	1,300	1,419
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	1,500	1,370
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	220	213
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	164
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	600	649
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	550	586
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	2,000	2,151
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	1,810	1,972
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	2,185	1,894

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	500	406
	Berkshire Hathaway Inc.	3.125%	3/15/26	3,231	3,267
	Berkshire Hathaway Inc.	4.500%	2/11/43	825	907
	BGC Partners Inc.	3.750%	10/1/24	425	423
	BlackRock Inc.	3.500%	3/18/24	700	714
	BlackRock Inc.	3.200%	3/15/27	550	556
	BlackRock Inc.	3.250%	4/30/29	1,000	1,014
	BlackRock Inc.	2.400%	4/30/30	1,250	1,183
	BlackRock Inc.	1.900%	1/28/31	915	824
	BlackRock Inc.	2.100%	2/25/32	950	861
[12]	Blackstone Private Credit Fund	2.625%	12/15/26	1,442	1,294
[12]	Blackstone Private Credit Fund	3.250%	3/15/27	725	666
	Blackstone Secured Lending Fund	3.650%	7/14/23	500	503
	Blackstone Secured Lending Fund	3.625%	1/15/26	500	491
	Blackstone Secured Lending Fund	2.750%	9/16/26	500	466
[12]	Blackstone Secured Lending Fund	2.850%	9/30/28	750	651
[9]	BNP Paribas SA	4.250%	10/15/24	500	513
[12]	BNP Paribas SA	3.052%	1/13/31	1,175	1,102
[12]	BPCE SA	3.000%	5/22/22	1,000	1,002
	BPCE SA	4.000%	4/15/24	1,200	1,222
[9]	BPCE SA	3.375%	12/2/26	250	249
	Brighthouse Financial Inc.	5.625%	5/15/30	500	551
	Brighthouse Financial Inc.	4.700%	6/22/47	487	473
	Brighthouse Financial Inc.	3.850%	12/22/51	500	417
	Brookfield Asset Management Inc.	4.000%	1/15/25	658	667
	Brookfield Finance Inc.	4.000%	4/1/24	725	736
	Brookfield Finance Inc.	4.250%	6/2/26	150	155
	Brookfield Finance Inc.	3.900%	1/25/28	1,000	1,006
	Brookfield Finance Inc.	4.850%	3/29/29	600	639
	Brookfield Finance Inc.	4.350%	4/15/30	320	332
	Brookfield Finance Inc.	2.724%	4/15/31	1,200	1,109
	Brookfield Finance Inc.	4.700%	9/20/47	750	794
	Brookfield Finance Inc.	3.625%	2/15/52	500	449
	Brookfield Finance LLC	3.450%	4/15/50	1,200	1,045
	Brown & Brown Inc.	4.200%	9/15/24	400	411
	Brown & Brown Inc.	4.500%	3/15/29	275	284
	Brown & Brown Inc.	2.375%	3/15/31	1,000	880
	Brown & Brown Inc.	4.200%	3/17/32	500	508
	Brown & Brown Inc.	4.950%	3/17/52	500	534
	Canadian Imperial Bank of Commerce	0.450%	6/22/23	1,000	976
	Canadian Imperial Bank of Commerce	0.950%	6/23/23	1,000	982
[9]	Canadian Imperial Bank of Commerce	3.500%	9/13/23	1,000	1,015
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	1,100	1,062
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	800	803
	Canadian Imperial Bank of Commerce	1.000%	10/18/24	750	712
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	190	186
[8]	Canadian Imperial Bank of Commerce	3.300%	4/7/25	700	699
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	500	461
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	1,050	965
[8]	Canadian Imperial Bank of Commerce	3.450%	4/7/27	700	699
[8]	Canadian Imperial Bank of Commerce	3.600%	4/7/32	700	697
[9]	Capital One Bank USA NA	2.280%	1/28/26	750	728
	Capital One Financial Corp.	3.500%	6/15/23	82	83
	Capital One Financial Corp.	3.900%	1/29/24	250	254
	Capital One Financial Corp.	3.750%	4/24/24	2,575	2,613
	Capital One Financial Corp.	3.300%	10/30/24	4,050	4,075
	Capital One Financial Corp.	4.250%	4/30/25	502	516
	Capital One Financial Corp.	4.200%	10/29/25	500	513

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital One Financial Corp.	2.636%	3/3/26	1,162	1,138
	Capital One Financial Corp.	3.750%	7/28/26	250	252
	Capital One Financial Corp.	3.750%	3/9/27	1,075	1,083
	Capital One Financial Corp.	3.650%	5/11/27	1,750	1,755
	Capital One Financial Corp.	1.878%	11/2/27	1,790	1,658
	Capital One Financial Corp.	3.800%	1/31/28	2,000	2,017
	Capital One Financial Corp.	3.273%	3/1/30	1,350	1,305
	Cboe Global Markets Inc.	3.650%	1/12/27	1,290	1,315
	Cboe Global Markets Inc.	1.625%	12/15/30	500	436
	Charles Schwab Corp.	3.225%	9/1/22	1,225	1,232
	Charles Schwab Corp.	3.550%	2/1/24	420	427
	Charles Schwab Corp.	4.200%	3/24/25	1,000	1,036
	Charles Schwab Corp.	3.625%	4/1/25	669	681
	Charles Schwab Corp.	3.850%	5/21/25	100	103
	Charles Schwab Corp.	0.900%	3/11/26	1,000	926
	Charles Schwab Corp.	1.150%	5/13/26	3,000	2,797
	Charles Schwab Corp.	3.200%	3/2/27	1,100	1,107
	Charles Schwab Corp.	2.450%	3/3/27	1,330	1,291
	Charles Schwab Corp.	3.300%	4/1/27	700	705
	Charles Schwab Corp.	3.200%	1/25/28	400	400
	Charles Schwab Corp.	4.000%	2/1/29	440	459
	Charles Schwab Corp.	3.250%	5/22/29	475	474
	Charles Schwab Corp.	2.750%	10/1/29	300	289
	Charles Schwab Corp.	2.300%	5/13/31	1,000	920
	Charles Schwab Corp.	1.950%	12/1/31	1,550	1,372
	Charles Schwab Corp.	2.900%	3/3/32	725	698
	Chubb Corp.	6.000%	5/11/37	375	470
[9]	Chubb Corp.	6.500%	5/15/38	1,322	1,739
	Chubb INA Holdings Inc.	2.875%	11/3/22	1,085	1,091
	Chubb INA Holdings Inc.	3.350%	5/15/24	275	279
	Chubb INA Holdings Inc.	3.150%	3/15/25	1,164	1,177
	Chubb INA Holdings Inc.	3.350%	5/3/26	2,200	2,231
	Chubb INA Holdings Inc.	1.375%	9/15/30	2,500	2,178
	Chubb INA Holdings Inc.	6.700%	5/15/36	180	235
	Chubb INA Holdings Inc.	4.150%	3/13/43	225	234
	Chubb INA Holdings Inc.	4.350%	11/3/45	800	874
	Chubb INA Holdings Inc.	2.850%	12/15/51	500	434
	Chubb INA Holdings Inc.	3.050%	12/15/61	1,000	866
	CI Financial Corp.	3.200%	12/17/30	2,000	1,819
[9]	Cincinnati Financial Corp.	6.920%	5/15/28	300	357
	Cincinnati Financial Corp.	6.125%	11/1/34	275	338
	Citigroup Inc.	3.500%	5/15/23	450	457
	Citigroup Inc.	3.875%	10/25/23	2,575	2,632
	Citigroup Inc.	3.750%	6/16/24	2,975	3,027
	Citigroup Inc.	4.000%	8/5/24	725	742
	Citigroup Inc.	0.776%	10/30/24	2,000	1,933
	Citigroup Inc.	3.875%	3/26/25	3,544	3,589
	Citigroup Inc.	3.300%	4/27/25	275	277
	Citigroup Inc.	0.981%	5/1/25	1,450	1,384
	Citigroup Inc.	4.400%	6/10/25	1,975	2,032
	Citigroup Inc.	5.500%	9/13/25	1,000	1,068
	Citigroup Inc.	1.281%	11/3/25	1,500	1,427
	Citigroup Inc.	3.700%	1/12/26	400	405
	Citigroup Inc.	2.014%	1/25/26	1,500	1,444
	Citigroup Inc.	4.600%	3/9/26	975	1,012
[9]	Citigroup Inc.	3.106%	4/8/26	5,750	5,702
	Citigroup Inc.	3.400%	5/1/26	750	756
	Citigroup Inc.	3.200%	10/21/26	3,000	2,977

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	4.300%	11/20/26	775	798
	Citigroup Inc.	4.450%	9/29/27	3,450	3,557
[9]	Citigroup Inc.	3.887%	1/10/28	7,499	7,580
	Citigroup Inc.	6.625%	1/15/28	800	923
[9]	Citigroup Inc.	3.070%	2/24/28	200	195
[9]	Citigroup Inc.	3.668%	7/24/28	2,675	2,677
	Citigroup Inc.	4.125%	7/25/28	425	432
[9]	Citigroup Inc.	3.520%	10/27/28	2,760	2,741
[9]	Citigroup Inc.	3.980%	3/20/30	2,000	2,036
[9]	Citigroup Inc.	2.976%	11/5/30	1,175	1,118
[9]	Citigroup Inc.	2.666%	1/29/31	175	163
[9]	Citigroup Inc.	4.412%	3/31/31	8,750	9,111
[9]	Citigroup Inc.	2.572%	6/3/31	2,500	2,288
	Citigroup Inc.	6.625%	6/15/32	750	907
	Citigroup Inc.	2.520%	11/3/32	2,000	1,793
	Citigroup Inc.	3.057%	1/25/33	750	702
	Citigroup Inc.	5.875%	2/22/33	200	229
	Citigroup Inc.	6.000%	10/31/33	525	612
	Citigroup Inc.	6.125%	8/25/36	1,699	2,037
[9]	Citigroup Inc.	3.878%	1/24/39	1,100	1,104
	Citigroup Inc.	8.125%	7/15/39	1,099	1,664
[9]	Citigroup Inc.	5.316%	3/26/41	4,950	5,769
	Citigroup Inc.	5.875%	1/30/42	800	989
	Citigroup Inc.	6.675%	9/13/43	500	664
	Citigroup Inc.	5.300%	5/6/44	750	853
	Citigroup Inc.	4.650%	7/30/45	1,200	1,328
	Citigroup Inc.	4.750%	5/18/46	825	884
	Citigroup Inc.	4.650%	7/23/48	1,480	1,674
[9]	Citizens Bank NA	3.750%	2/18/26	500	511
	Citizens Financial Group Inc.	2.850%	7/27/26	2,231	2,198
	Citizens Financial Group Inc.	2.500%	2/6/30	450	416
	Citizens Financial Group Inc.	4.300%	2/11/31	825	776
	Citizens Financial Group Inc.	2.638%	9/30/32	180	159
	CME Group Inc.	3.000%	3/15/25	133	134
	CME Group Inc.	3.750%	6/15/28	300	309
	CME Group Inc.	2.650%	3/15/32	1,000	957
	CME Group Inc.	5.300%	9/15/43	720	881
	CME Group Inc.	4.150%	6/15/48	500	548
	CNA Financial Corp.	3.950%	5/15/24	895	911
	CNA Financial Corp.	3.450%	8/15/27	400	401
	CNA Financial Corp.	3.900%	5/1/29	800	817
	CNO Financial Group Inc.	5.250%	5/30/25	500	522
[9]	Comerica Bank	4.000%	7/27/25	578	589
	Comerica Inc.	3.700%	7/31/23	750	760
	Cooperatieve Rabobank UA	0.375%	1/12/24	1,000	960
	Cooperatieve Rabobank UA	1.375%	1/10/25	700	670
[9]	Cooperatieve Rabobank UA	3.375%	5/21/25	1,815	1,827
	Cooperatieve Rabobank UA	4.375%	8/4/25	802	816
[9]	Cooperatieve Rabobank UA	3.750%	7/21/26	1,800	1,789
	Cooperatieve Rabobank UA	5.750%	12/1/43	750	911
	Cooperatieve Rabobank UA	5.250%	8/4/45	3,250	3,703
[8,12]	Corebridge Financial Inc.	3.500%	4/4/25	500	500
[8,12]	Corebridge Financial Inc.	3.650%	4/5/27	1,000	999
[8,12]	Corebridge Financial Inc.	3.900%	4/5/32	500	499
[8,12]	Corebridge Financial Inc.	4.350%	4/5/42	500	500
[8,12]	Corebridge Financial Inc.	4.400%	4/5/52	2,000	2,000
	Credit Suisse AG	0.495%	2/2/24	500	478
[9]	Credit Suisse AG	3.625%	9/9/24	2,325	2,352

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Credit Suisse AG	1.250%	8/7/26	800	731
	Credit Suisse Group AG	3.800%	6/9/23	2,335	2,357
	Credit Suisse Group AG	3.750%	3/26/25	1,500	1,496
	Credit Suisse Group AG	4.550%	4/17/26	3,390	3,449
[12]	Credit Suisse Group AG	4.194%	4/1/31	1,000	988
	Credit Suisse Group AG	4.875%	5/15/45	2,450	2,542
	Credit Suisse USA Inc.	7.125%	7/15/32	465	602
[9]	Deutsche Bank AG	3.300%	11/16/22	2,500	2,517
[9]	Deutsche Bank AG	0.962%	11/8/23	950	923
[9]	Deutsche Bank AG	3.700%	5/30/24	775	778
[9]	Deutsche Bank AG	3.961%	11/26/25	1,500	1,499
[9]	Deutsche Bank AG	4.100%	1/13/26	400	403
	Deutsche Bank AG	1.686%	3/19/26	1,500	1,407
	Deutsche Bank AG	2.129%	11/24/26	1,600	1,486
	Deutsche Bank AG	2.311%	11/16/27	500	460
	Deutsche Bank AG	2.552%	1/7/28	1,500	1,386
[9]	Deutsche Bank AG	3.547%	9/18/31	500	472
	Deutsche Bank AG	3.035%	5/28/32	1,500	1,350
[9]	Discover Bank	4.200%	8/8/23	500	509
	Discover Bank	2.450%	9/12/24	600	590
[9]	Discover Bank	4.250%	3/13/26	2,043	2,098
[9]	Discover Bank	3.450%	7/27/26	1,455	1,450
[9]	Discover Bank	4.682%	8/9/28	425	431
[9]	Discover Bank	4.650%	9/13/28	500	518
[9]	Discover Bank	2.700%	2/6/30	400	366
	Discover Financial Services	3.850%	11/21/22	225	228
	Discover Financial Services	3.950%	11/6/24	350	356
	Discover Financial Services	3.750%	3/4/25	953	963
	Discover Financial Services	4.500%	1/30/26	3,183	3,280
	Discover Financial Services	4.100%	2/9/27	1,435	1,466
	Eaton Vance Corp.	3.625%	6/15/23	225	228
	Eaton Vance Corp.	3.500%	4/6/27	300	301
	Enstar Group Ltd.	4.950%	6/1/29	680	706
	Equitable Holdings Inc.	3.900%	4/20/23	258	261
	Equitable Holdings Inc.	7.000%	4/1/28	600	697
	Equitable Holdings Inc.	4.350%	4/20/28	4,460	4,597
	Equitable Holdings Inc.	5.000%	4/20/48	1,200	1,300
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	300	327
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	500	446
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	1,250	1,040
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	400	414
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	600	618
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	1,000	936
	Fidelity National Financial Inc.	3.400%	6/15/30	500	481
	Fidelity National Financial Inc.	2.450%	3/15/31	750	666
	Fidelity National Financial Inc.	3.200%	9/17/51	1,000	795
	Fifth Third Bancorp	4.300%	1/16/24	475	486
	Fifth Third Bancorp	3.650%	1/25/24	500	506
	Fifth Third Bancorp	2.375%	1/28/25	1,823	1,783
	Fifth Third Bancorp	2.550%	5/5/27	1,500	1,453
	Fifth Third Bancorp	1.707%	11/1/27	500	465
	Fifth Third Bancorp	3.950%	3/14/28	300	307
	Fifth Third Bancorp	8.250%	3/1/38	710	1,049
[9]	Fifth Third Bank NA	3.950%	7/28/25	625	642
[9]	Fifth Third Bank NA	3.850%	3/15/26	1,500	1,526
[9]	Fifth Third Bank NA	2.250%	2/1/27	1,165	1,121
	First American Financial Corp.	4.600%	11/15/24	220	226
	First American Financial Corp.	2.400%	8/15/31	600	526

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	First Republic Bank	4.375%	8/1/46	200	206
[9]	First Republic Bank	4.625%	2/13/47	375	402
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	350	387
	Franklin Resources Inc.	2.850%	3/30/25	250	250
	Franklin Resources Inc.	1.600%	10/30/30	500	433
	Franklin Resources Inc.	2.950%	8/12/51	500	416
	FS KKR Capital Corp.	4.625%	7/15/24	100	101
	FS KKR Capital Corp.	4.125%	2/1/25	1,000	997
	FS KKR Capital Corp.	3.400%	1/15/26	1,580	1,532
	GATX Corp.	3.250%	3/30/25	375	372
	GATX Corp.	3.850%	3/30/27	910	926
	GATX Corp.	3.500%	3/15/28	200	199
	GATX Corp.	4.550%	11/7/28	600	631
	GATX Corp.	4.700%	4/1/29	275	292
	GATX Corp.	4.000%	6/30/30	460	466
	GATX Corp.	1.900%	6/1/31	500	428
	GATX Corp.	3.500%	6/1/32	500	482
	GATX Corp.	5.200%	3/15/44	150	165
	GATX Corp.	4.500%	3/30/45	150	152
	GATX Corp.	3.100%	6/1/51	500	416
	GE Capital Funding LLC	3.450%	5/15/25	2,320	2,325
	GE Capital Funding LLC	4.550%	5/15/32	700	754
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	8,342	8,995
	Globe Life Inc.	4.550%	9/15/28	385	403
	Globe Life Inc.	2.150%	8/15/30	500	448
	Goldman Sachs BDC Inc.	2.875%	1/15/26	500	480
	Goldman Sachs Capital I	6.345%	2/15/34	975	1,149
	Goldman Sachs Group Inc.	0.523%	3/8/23	1,500	1,477
	Goldman Sachs Group Inc.	1.217%	12/6/23	3,200	3,125
	Goldman Sachs Group Inc.	3.625%	2/20/24	5,000	5,066
	Goldman Sachs Group Inc.	4.000%	3/3/24	1,750	1,786
	Goldman Sachs Group Inc.	0.673%	3/8/24	5,000	4,902
	Goldman Sachs Group Inc.	3.000%	3/15/24	2,139	2,137
	Goldman Sachs Group Inc.	0.925%	10/21/24	3,400	3,296
	Goldman Sachs Group Inc.	3.500%	1/23/25	4,929	4,978
	Goldman Sachs Group Inc.	1.757%	1/24/25	1,650	1,609
	Goldman Sachs Group Inc.	3.500%	4/1/25	1,000	1,008
	Goldman Sachs Group Inc.	3.750%	5/22/25	1,000	1,016
	Goldman Sachs Group Inc.	3.750%	2/25/26	2,450	2,492
[9]	Goldman Sachs Group Inc.	1.093%	12/9/26	2,000	1,834
	Goldman Sachs Group Inc.	5.950%	1/15/27	1,030	1,132
	Goldman Sachs Group Inc.	3.850%	1/26/27	1,100	1,113
	Goldman Sachs Group Inc.	1.431%	3/9/27	2,000	1,846
	Goldman Sachs Group Inc.	1.948%	10/21/27	7,000	6,508
	Goldman Sachs Group Inc.	2.640%	2/24/28	3,491	3,341
	Goldman Sachs Group Inc.	3.615%	3/15/28	2,360	2,360
[9]	Goldman Sachs Group Inc.	3.691%	6/5/28	6,050	6,064
[9]	Goldman Sachs Group Inc.	3.814%	4/23/29	1,200	1,208
[9]	Goldman Sachs Group Inc.	4.223%	5/1/29	2,150	2,202
	Goldman Sachs Group Inc.	2.600%	2/7/30	1,000	928
	Goldman Sachs Group Inc.	3.800%	3/15/30	6,425	6,473
	Goldman Sachs Group Inc.	1.992%	1/27/32	2,200	1,905
	Goldman Sachs Group Inc.	2.615%	4/22/32	3,000	2,727
	Goldman Sachs Group Inc.	2.383%	7/21/32	3,000	2,666
	Goldman Sachs Group Inc.	2.650%	10/21/32	3,400	3,088
	Goldman Sachs Group Inc.	3.102%	2/24/33	3,705	3,496
	Goldman Sachs Group Inc.	6.450%	5/1/36	2,975	3,635

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	6.750%	10/1/37	5,620	7,099
[9]	Goldman Sachs Group Inc.	4.017%	10/31/38	2,230	2,247
[9]	Goldman Sachs Group Inc.	4.411%	4/23/39	2,500	2,633
	Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	2,699
	Goldman Sachs Group Inc.	3.210%	4/22/42	3,120	2,802
	Goldman Sachs Group Inc.	3.436%	2/24/43	1,865	1,726
[9]	Goldman Sachs Group Inc.	4.800%	7/8/44	1,710	1,899
	Goldman Sachs Group Inc.	5.150%	5/22/45	2,075	2,328
	Goldman Sachs Group Inc.	4.750%	10/21/45	525	588
	Golub Capital BDC Inc.	2.500%	8/24/26	684	630
	Hanover Insurance Group Inc.	4.500%	4/15/26	270	281
	Hartford Financial Services Group Inc.	2.800%	8/19/29	500	476
	Hartford Financial Services Group Inc.	6.100%	10/1/41	600	744
	Hartford Financial Services Group Inc.	4.300%	4/15/43	500	505
	Hartford Financial Services Group Inc.	3.600%	8/19/49	500	469
	Hartford Financial Services Group Inc.	2.900%	9/15/51	700	578
[9]	HSBC Bank USA NA	7.000%	1/15/39	650	886
	HSBC Holdings plc	3.600%	5/25/23	1,525	1,543
	HSBC Holdings plc	4.250%	3/14/24	1,000	1,015
[9]	HSBC Holdings plc	3.950%	5/18/24	2,100	2,121
	HSBC Holdings plc	0.732%	8/17/24	1,000	968
	HSBC Holdings plc	1.162%	11/22/24	3,575	3,454
[9]	HSBC Holdings plc	3.803%	3/11/25	2,800	2,815
[9]	HSBC Holdings plc	2.633%	11/7/25	200	195
	HSBC Holdings plc	4.300%	3/8/26	3,570	3,667
	HSBC Holdings plc	2.999%	3/10/26	1,375	1,348
[9]	HSBC Holdings plc	1.645%	4/18/26	3,000	2,828
	HSBC Holdings plc	3.900%	5/25/26	1,950	1,972
[9]	HSBC Holdings plc	2.099%	6/4/26	7,135	6,783
[9]	HSBC Holdings plc	4.292%	9/12/26	3,100	3,143
	HSBC Holdings plc	4.375%	11/23/26	3,000	3,057
	HSBC Holdings plc	1.589%	5/24/27	1,000	915
	HSBC Holdings plc	2.251%	11/22/27	3,575	3,331
[9]	HSBC Holdings plc	4.041%	3/13/28	2,000	2,008
[9]	HSBC Holdings plc	2.013%	9/22/28	8,000	7,261
[9]	HSBC Holdings plc	4.583%	6/19/29	800	825
	HSBC Holdings plc	2.206%	8/17/29	1,000	901
	HSBC Holdings plc	4.950%	3/31/30	3,425	3,664
[9]	HSBC Holdings plc	2.848%	6/4/31	2,000	1,850
[9]	HSBC Holdings plc	2.357%	8/18/31	4,000	3,552
[9]	HSBC Holdings plc	7.625%	5/17/32	400	508
	HSBC Holdings plc	2.871%	11/22/32	3,000	2,731
[9]	HSBC Holdings plc	7.350%	11/27/32	400	500
	HSBC Holdings plc	4.762%	3/29/33	1,375	1,413
	HSBC Holdings plc	6.500%	5/2/36	2,485	3,016
	HSBC Holdings plc	6.500%	9/15/37	660	806
	HSBC Holdings plc	6.800%	6/1/38	1,450	1,815
	HSBC Holdings plc	6.100%	1/14/42	1,200	1,521
	HSBC Holdings plc	5.250%	3/14/44	1,700	1,873
	HSBC USA Inc.	3.500%	6/23/24	400	404
	Huntington Bancshares Inc.	2.625%	8/6/24	250	248
	Huntington Bancshares Inc.	4.000%	5/15/25	400	408
	Huntington Bancshares Inc.	2.550%	2/4/30	1,125	1,062
[9]	Huntington National Bank	2.500%	8/7/22	600	602
[9]	Huntington National Bank	3.550%	10/6/23	650	658
[9]	Huntington National Bank	4.270%	11/25/26	450	462
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	750	761

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ING Groep NV	4.100%	10/2/23	1,500	1,525
	ING Groep NV	3.550%	4/9/24	400	405
	ING Groep NV	3.869%	3/28/26	700	703
	ING Groep NV	3.950%	3/29/27	1,300	1,316
	ING Groep NV	4.017%	3/28/28	700	705
	ING Groep NV	4.550%	10/2/28	1,000	1,038
	ING Groep NV	4.050%	4/9/29	610	619
	Intercontinental Exchange Inc.	0.700%	6/15/23	1,800	1,773
	Intercontinental Exchange Inc.	4.000%	10/15/23	290	297
	Intercontinental Exchange Inc.	3.750%	12/1/25	1,100	1,127
	Intercontinental Exchange Inc.	3.100%	9/15/27	200	199
	Intercontinental Exchange Inc.	3.750%	9/21/28	500	511
	Intercontinental Exchange Inc.	2.100%	6/15/30	2,240	2,053
	Intercontinental Exchange Inc.	1.850%	9/15/32	1,000	866
	Intercontinental Exchange Inc.	2.650%	9/15/40	1,500	1,287
	Intercontinental Exchange Inc.	4.250%	9/21/48	600	650
	Intercontinental Exchange Inc.	3.000%	6/15/50	1,035	907
	Intercontinental Exchange Inc.	3.000%	9/15/60	1,700	1,443
	International Lease Finance Corp.	5.875%	8/15/22	615	623
	Invesco Finance plc	4.000%	1/30/24	950	967
	Invesco Finance plc	3.750%	1/15/26	800	816
	Invesco Finance plc	5.375%	11/30/43	900	1,025
[12]	Jackson Financial Inc.	1.125%	11/22/23	200	194
[12]	Jackson Financial Inc.	3.125%	11/23/31	500	455
[12]	Jackson Financial Inc.	4.000%	11/23/51	500	424
	Janus Henderson US Holdings Inc.	4.875%	8/1/25	250	261
	Jefferies Financial Group Inc.	5.500%	10/18/23	475	485
	Jefferies Group LLC	4.850%	1/15/27	600	631
	Jefferies Group LLC	4.150%	1/23/30	1,100	1,121
	Jefferies Group LLC	2.750%	10/15/32	500	448
	Jefferies Group LLC	6.250%	1/15/36	320	375
	Jefferies Group LLC	6.500%	1/20/43	350	420
[9]	JPMorgan Chase & Co.	3.207%	4/1/23	500	500
[9]	JPMorgan Chase & Co.	2.776%	4/25/23	1,500	1,500
	JPMorgan Chase & Co.	3.375%	5/1/23	1,705	1,725
	JPMorgan Chase & Co.	2.700%	5/18/23	100	100
[9]	JPMorgan Chase & Co.	3.559%	4/23/24	3,130	3,162
	JPMorgan Chase & Co.	3.625%	5/13/24	622	635
[9]	JPMorgan Chase & Co.	1.514%	6/1/24	8,840	8,721
[9]	JPMorgan Chase & Co.	3.797%	7/23/24	725	733
	JPMorgan Chase & Co.	3.875%	9/10/24	2,200	2,247
[9]	JPMorgan Chase & Co.	4.023%	12/5/24	3,000	3,048
	JPMorgan Chase & Co.	3.125%	1/23/25	3,312	3,331
	JPMorgan Chase & Co.	0.563%	2/16/25	1,000	957
[9]	JPMorgan Chase & Co.	3.220%	3/1/25	1,480	1,486
	JPMorgan Chase & Co.	0.824%	6/1/25	3,300	3,150
	JPMorgan Chase & Co.	0.969%	6/23/25	2,000	1,910
	JPMorgan Chase & Co.	3.900%	7/15/25	2,194	2,255
	JPMorgan Chase & Co.	0.768%	8/9/25	1,250	1,186
[9]	JPMorgan Chase & Co.	2.301%	10/15/25	3,000	2,931
	JPMorgan Chase & Co.	1.561%	12/10/25	4,875	4,666
	JPMorgan Chase & Co.	3.300%	4/1/26	2,550	2,573
	JPMorgan Chase & Co.	3.200%	6/15/26	1,125	1,130
	JPMorgan Chase & Co.	2.950%	10/1/26	5,652	5,616
	JPMorgan Chase & Co.	7.625%	10/15/26	3,000	3,528
	JPMorgan Chase & Co.	1.045%	11/19/26	4,000	3,698
	JPMorgan Chase & Co.	4.125%	12/15/26	1,650	1,707
[9]	JPMorgan Chase & Co.	3.960%	1/29/27	2,729	2,789

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	1.040%	2/4/27	4,500	4,121
	JPMorgan Chase & Co.	1.578%	4/22/27	1,000	932
	JPMorgan Chase & Co.	1.470%	9/22/27	2,000	1,849
	JPMorgan Chase & Co.	3.625%	12/1/27	1,000	1,004
[9]	JPMorgan Chase & Co.	3.782%	2/1/28	3,521	3,566
[9]	JPMorgan Chase & Co.	3.540%	5/1/28	775	777
[9]	JPMorgan Chase & Co.	2.182%	6/1/28	4,950	4,647
[9]	JPMorgan Chase & Co.	3.509%	1/23/29	2,900	2,896
[9]	JPMorgan Chase & Co.	4.005%	4/23/29	1,700	1,736
	JPMorgan Chase & Co.	2.069%	6/1/29	2,000	1,839
[9]	JPMorgan Chase & Co.	3.702%	5/6/30	1,600	1,611
[9]	JPMorgan Chase & Co.	2.739%	10/15/30	2,000	1,892
[9]	JPMorgan Chase & Co.	4.493%	3/24/31	5,675	6,023
[9]	JPMorgan Chase & Co.	2.956%	5/13/31	3,500	3,281
	JPMorgan Chase & Co.	1.764%	11/19/31	1,000	865
	JPMorgan Chase & Co.	1.953%	2/4/32	1,785	1,560
	JPMorgan Chase & Co.	2.580%	4/22/32	4,000	3,668
	JPMorgan Chase & Co.	2.545%	11/8/32	2,725	2,487
	JPMorgan Chase & Co.	2.963%	1/25/33	3,385	3,195
	JPMorgan Chase & Co.	6.400%	5/15/38	3,010	3,933
[9]	JPMorgan Chase & Co.	3.882%	7/24/38	3,225	3,277
	JPMorgan Chase & Co.	5.500%	10/15/40	1,375	1,651
[9]	JPMorgan Chase & Co.	3.109%	4/22/41	8,000	7,228
	JPMorgan Chase & Co.	5.400%	1/6/42	1,200	1,435
	JPMorgan Chase & Co.	3.157%	4/22/42	2,955	2,678
	JPMorgan Chase & Co.	5.625%	8/16/43	2,000	2,431
	JPMorgan Chase & Co.	4.950%	6/1/45	4,550	5,164
[9]	JPMorgan Chase & Co.	4.260%	2/22/48	2,775	2,958
[9]	JPMorgan Chase & Co.	3.964%	11/15/48	3,500	3,579
[9]	JPMorgan Chase & Co.	3.109%	4/22/51	3,275	2,913
	JPMorgan Chase & Co.	3.328%	4/22/52	3,300	3,053
	Kemper Corp.	4.350%	2/15/25	167	171
	Kemper Corp.	3.800%	2/23/32	500	482
[9]	KeyBank NA	3.300%	6/1/25	500	503
[9]	KeyCorp	4.150%	10/29/25	850	875
[9]	KeyCorp	2.250%	4/6/27	750	713
[9]	KeyCorp	4.100%	4/30/28	1,400	1,443
[9]	KeyCorp	2.550%	10/1/29	600	566
	Lazard Group LLC	3.750%	2/13/25	100	101
	Lazard Group LLC	3.625%	3/1/27	1,350	1,345
	Lazard Group LLC	4.500%	9/19/28	425	437
	Legg Mason Inc.	4.750%	3/15/26	425	448
	Legg Mason Inc.	5.625%	1/15/44	450	534
	Lincoln National Corp.	4.000%	9/1/23	225	229
	Lincoln National Corp.	3.350%	3/9/25	212	213
	Lincoln National Corp.	3.625%	12/12/26	250	254
	Lincoln National Corp.	3.800%	3/1/28	850	861
	Lincoln National Corp.	6.300%	10/9/37	1,025	1,246
	Lincoln National Corp.	4.375%	6/15/50	500	513
	Lloyds Banking Group plc	4.050%	8/16/23	3,300	3,358
	Lloyds Banking Group plc	3.900%	3/12/24	800	812
	Lloyds Banking Group plc	4.500%	11/4/24	500	511
	Lloyds Banking Group plc	4.450%	5/8/25	500	512
[9]	Lloyds Banking Group plc	3.870%	7/9/25	4,000	4,037
	Lloyds Banking Group plc	4.582%	12/10/25	2,050	2,092
[9]	Lloyds Banking Group plc	2.438%	2/5/26	750	724
	Lloyds Banking Group plc	3.511%	3/18/26	700	697
	Lloyds Banking Group plc	4.650%	3/24/26	1,000	1,023

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lloyds Banking Group plc	3.750%	1/11/27	1,329	1,332
	Lloyds Banking Group plc	3.750%	3/18/28	700	698
	Lloyds Banking Group plc	4.375%	3/22/28	3,025	3,090
[9]	Lloyds Banking Group plc	3.574%	11/7/28	2,250	2,200
	Lloyds Banking Group plc	4.344%	1/9/48	1,250	1,220
	Loews Corp.	2.625%	5/15/23	350	351
	Loews Corp.	3.750%	4/1/26	695	713
	Loews Corp.	3.200%	5/15/30	500	490
	Loews Corp.	6.000%	2/1/35	250	297
	Loews Corp.	4.125%	5/15/43	275	275
	M&T Bank Corp.	3.550%	7/26/23	550	556
	Main Street Capital Corp.	3.000%	7/14/26	458	426
[9]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	1,425	1,418
[9]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	250	248
	Manulife Financial Corp.	4.150%	3/4/26	575	591
	Manulife Financial Corp.	2.484%	5/19/27	1,130	1,087
[9]	Manulife Financial Corp.	4.061%	2/24/32	760	758
	Manulife Financial Corp.	3.703%	3/16/32	500	504
	Manulife Financial Corp.	5.375%	3/4/46	850	1,036
	Markel Corp.	3.500%	11/1/27	200	200
	Markel Corp.	3.350%	9/17/29	250	248
	Markel Corp.	5.000%	4/5/46	1,100	1,210
	Markel Corp.	4.300%	11/1/47	200	203
	Markel Corp.	5.000%	5/20/49	200	221
	Markel Corp.	3.450%	5/7/52	500	444
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	350	355
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	1,600	1,634
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	425	431
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	375	383
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	575	608
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	665	608
	Marsh & McLennan Cos. Inc.	2.375%	12/15/31	250	229
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,050	1,244
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	400	443
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	200	213
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	2,350	2,721
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	200	167
	Mastercard Inc.	3.375%	4/1/24	1,000	1,018
	Mastercard Inc.	2.000%	3/3/25	2,519	2,478
	Mastercard Inc.	2.950%	11/21/26	510	513
	Mastercard Inc.	3.300%	3/26/27	2,550	2,602
	Mastercard Inc.	3.500%	2/26/28	450	463
	Mastercard Inc.	2.950%	6/1/29	500	499
	Mastercard Inc.	3.350%	3/26/30	2,000	2,041
	Mastercard Inc.	1.900%	3/15/31	500	462
	Mastercard Inc.	2.000%	11/18/31	700	640
	Mastercard Inc.	3.800%	11/21/46	350	368
	Mastercard Inc.	3.950%	2/26/48	550	590
	Mastercard Inc.	3.650%	6/1/49	835	866
	Mastercard Inc.	3.850%	3/26/50	2,400	2,541
	Mastercard Inc.	2.950%	3/15/51	500	458
	Mercury General Corp.	4.400%	3/15/27	315	324
[9]	MetLife Inc.	4.368%	9/15/23	500	515
	MetLife Inc.	3.600%	4/10/24	750	764
	MetLife Inc.	3.000%	3/1/25	500	501
	MetLife Inc.	3.600%	11/13/25	561	572
	MetLife Inc.	4.550%	3/23/30	1,500	1,637
	MetLife Inc.	6.500%	12/15/32	250	315

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MetLife Inc.	6.375%	6/15/34	505	638
	MetLife Inc.	5.700%	6/15/35	425	512
[9]	MetLife Inc.	6.400%	12/15/36	1,505	1,619
	MetLife Inc.	5.875%	2/6/41	645	803
	MetLife Inc.	4.125%	8/13/42	525	545
	MetLife Inc.	4.875%	11/13/43	1,396	1,575
	MetLife Inc.	4.721%	12/15/44	1,150	1,261
	MetLife Inc.	4.050%	3/1/45	1,000	1,028
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	1,500	1,523
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	200	200
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	1,200	1,211
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	800	795
[9]	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	1,000	969
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	3,720	3,601
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	2,000	2,034
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	500	468
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	4,500	4,271
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	235	238
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	700	680
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	3,300	3,336
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	500	460
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	1,000	992
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	2,625	2,668
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	2,500	2,554
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	1,290	1,304
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	825	801
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	1,175	1,088
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	1,000	886
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	2,500	2,236
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	200	210
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	2,600	2,566
[9]	Mizuho Financial Group Inc.	0.849%	9/8/24	1,000	970
[9]	Mizuho Financial Group Inc.	3.922%	9/11/24	300	303
[9]	Mizuho Financial Group Inc.	2.839%	7/16/25	1,625	1,604
[9]	Mizuho Financial Group Inc.	2.555%	9/13/25	400	392
	Mizuho Financial Group Inc.	3.663%	2/28/27	250	251
	Mizuho Financial Group Inc.	1.234%	5/22/27	2,000	1,818
	Mizuho Financial Group Inc.	1.554%	7/9/27	675	620
	Mizuho Financial Group Inc.	4.018%	3/5/28	400	406
[9]	Mizuho Financial Group Inc.	4.254%	9/11/29	1,000	1,027
[9]	Mizuho Financial Group Inc.	3.153%	7/16/30	2,400	2,310
[9]	Mizuho Financial Group Inc.	2.591%	5/25/31	1,000	916
	Mizuho Financial Group Inc.	2.172%	5/22/32	1,500	1,315
	Morgan Stanley	4.875%	11/1/22	1,575	1,602
[9]	Morgan Stanley	4.100%	5/22/23	2,025	2,061
[9]	Morgan Stanley	0.560%	11/10/23	4,000	3,955
	Morgan Stanley	0.731%	4/5/24	2,000	1,959
[9]	Morgan Stanley	3.875%	4/29/24	5,814	5,932
[9]	Morgan Stanley	0.791%	1/22/25	3,000	2,880
	Morgan Stanley	0.790%	5/30/25	2,000	1,900
[9]	Morgan Stanley	2.720%	7/22/25	1,948	1,927
[9]	Morgan Stanley	4.000%	7/23/25	4,164	4,267
[9]	Morgan Stanley	1.164%	10/21/25	2,500	2,376
	Morgan Stanley	5.000%	11/24/25	1,100	1,160
[9]	Morgan Stanley	3.875%	1/27/26	1,800	1,834
	Morgan Stanley	2.630%	2/18/26	625	614
[9]	Morgan Stanley	2.188%	4/28/26	750	726
[9]	Morgan Stanley	3.125%	7/27/26	3,150	3,122

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Morgan Stanley	6.250%	8/9/26	1,294	1,439
[9]	Morgan Stanley	4.350%	9/8/26	6,479	6,684
	Morgan Stanley	0.985%	12/10/26	3,600	3,311
	Morgan Stanley	3.625%	1/20/27	2,135	2,155
	Morgan Stanley	3.950%	4/23/27	745	759
	Morgan Stanley	1.593%	5/4/27	5,398	5,018
[9]	Morgan Stanley	1.512%	7/20/27	1,500	1,382
	Morgan Stanley	2.475%	1/21/28	500	477
[9]	Morgan Stanley	3.591%	7/22/28	3,040	3,052
[9]	Morgan Stanley	3.772%	1/24/29	2,850	2,873
[9]	Morgan Stanley	4.431%	1/23/30	300	314
[9]	Morgan Stanley	2.699%	1/22/31	775	725
[9]	Morgan Stanley	3.622%	4/1/31	8,000	7,977
[9]	Morgan Stanley	1.794%	2/13/32	2,000	1,725
	Morgan Stanley	7.250%	4/1/32	705	911
[9]	Morgan Stanley	1.928%	4/28/32	2,200	1,901
[9]	Morgan Stanley	2.239%	7/21/32	3,500	3,103
[9]	Morgan Stanley	2.511%	10/20/32	2,000	1,811
	Morgan Stanley	2.943%	1/21/33	500	468
[9]	Morgan Stanley	3.971%	7/22/38	2,100	2,116
	Morgan Stanley	3.217%	4/22/42	1,375	1,266
	Morgan Stanley	6.375%	7/24/42	2,400	3,210
	Morgan Stanley	4.300%	1/27/45	2,850	2,998
	Morgan Stanley	4.375%	1/22/47	1,950	2,110
[9]	Morgan Stanley	5.597%	3/24/51	2,700	3,460
[9]	Morgan Stanley	2.802%	1/25/52	2,780	2,325
	Morgan Stanley Domestic Holdings Inc.	3.800%	8/24/27	325	329
	Morgan Stanley Domestic Holdings Inc.	4.500%	6/20/28	330	343
[9]	MUFG Union Bank NA	2.100%	12/9/22	1,945	1,949
	Nasdaq Inc.	4.250%	6/1/24	125	129
	Nasdaq Inc.	3.850%	6/30/26	675	691
	Nasdaq Inc.	1.650%	1/15/31	500	425
	Nasdaq Inc.	2.500%	12/21/40	1,000	807
	Nasdaq Inc.	3.250%	4/28/50	165	143
	Nasdaq Inc.	3.950%	3/7/52	500	485
	National Australia Bank Ltd.	3.625%	6/20/23	250	254
	National Australia Bank Ltd.	3.375%	1/14/26	150	152
[9]	National Australia Bank Ltd.	2.500%	7/12/26	1,788	1,746
[9]	National Bank of Canada	0.550%	11/15/24	500	481
	NatWest Group plc	3.875%	9/12/23	2,500	2,525
	NatWest Group plc	6.000%	12/19/23	360	375
	NatWest Group plc	5.125%	5/28/24	1,134	1,165
[9]	NatWest Group plc	4.519%	6/25/24	1,000	1,016
[9]	NatWest Group plc	4.269%	3/22/25	3,800	3,846
	NatWest Group plc	4.800%	4/5/26	225	233
[9]	NatWest Group plc	3.073%	5/22/28	2,450	2,354
[9]	NatWest Group plc	4.892%	5/18/29	2,000	2,078
[9]	NatWest Group plc	3.754%	11/1/29	700	694
[9]	NatWest Group plc	5.076%	1/27/30	1,140	1,214
[9]	NatWest Group plc	4.445%	5/8/30	175	180
[9]	NatWest Group plc	3.032%	11/28/35	1,200	1,066
	Nomura Holdings Inc.	2.648%	1/16/25	2,700	2,631
	Nomura Holdings Inc.	1.851%	7/16/25	2,600	2,454
	Nomura Holdings Inc.	2.329%	1/22/27	1,000	936
	Nomura Holdings Inc.	2.172%	7/14/28	2,800	2,513
	Nomura Holdings Inc.	3.103%	1/16/30	1,610	1,518

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nomura Holdings Inc.	2.679%	7/16/30	750	682
	Nomura Holdings Inc.	2.608%	7/14/31	825	741
	Northern Trust Corp.	2.375%	8/2/22	745	747
	Northern Trust Corp.	3.950%	10/30/25	600	618
	Northern Trust Corp.	3.650%	8/3/28	325	334
	Northern Trust Corp.	3.150%	5/3/29	500	502
[9]	Northern Trust Corp.	3.375%	5/8/32	275	272
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	100	98
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	500	458
	Old Republic International Corp.	4.875%	10/1/24	465	481
	Old Republic International Corp.	3.875%	8/26/26	425	429
	Old Republic International Corp.	3.850%	6/11/51	500	465
	ORIX Corp.	3.250%	12/4/24	600	602
	ORIX Corp.	3.700%	7/18/27	650	655
	ORIX Corp.	2.250%	3/9/31	1,000	914
	Owl Rock Capital Corp.	5.250%	4/15/24	100	102
	Owl Rock Capital Corp.	4.000%	3/30/25	100	98
	Owl Rock Capital Corp.	3.750%	7/22/25	1,300	1,260
	Owl Rock Capital Corp.	3.400%	7/15/26	1,137	1,071
	Owl Rock Capital Corp.	2.625%	1/15/27	500	450
[12]	OWL Rock Core Income Corp.	5.500%	3/21/25	500	499
	Owl Rock Technology Finance Corp.	2.500%	1/15/27	500	451
	PartnerRe Finance B LLC	3.700%	7/2/29	390	391
	PartnerRe Finance B LLC	4.500%	10/1/50	500	481
	People's United Bank NA	4.000%	7/15/24	275	278
	People's United Financial Inc.	3.650%	12/6/22	413	416
	PNC Bank NA	3.800%	7/25/23	700	710
[9]	PNC Bank NA	3.300%	10/30/24	887	896
[9]	PNC Bank NA	2.950%	2/23/25	1,089	1,091
[9]	PNC Bank NA	3.250%	6/1/25	825	836
[9]	PNC Bank NA	4.200%	11/1/25	825	852
[9]	PNC Bank NA	3.100%	10/25/27	250	250
[9]	PNC Bank NA	3.250%	1/22/28	600	599
[9]	PNC Bank NA	4.050%	7/26/28	1,000	1,028
[9]	PNC Bank NA	2.700%	10/22/29	300	286
	PNC Financial Services Group Inc.	2.854%	11/9/22	400	403
	PNC Financial Services Group Inc.	3.500%	1/23/24	200	203
	PNC Financial Services Group Inc.	3.900%	4/29/24	500	510
	PNC Financial Services Group Inc.	2.600%	7/23/26	831	819
	PNC Financial Services Group Inc.	3.150%	5/19/27	700	702
	PNC Financial Services Group Inc.	3.450%	4/23/29	2,880	2,933
	PNC Financial Services Group Inc.	2.550%	1/22/30	1,350	1,288
	PNC Financial Services Group Inc.	2.307%	4/23/32	1,250	1,148
	Primerica Inc.	2.800%	11/19/31	500	462
	Principal Financial Group Inc.	3.125%	5/15/23	200	201
	Principal Financial Group Inc.	3.400%	5/15/25	696	699
	Principal Financial Group Inc.	3.100%	11/15/26	300	296
	Principal Financial Group Inc.	3.700%	5/15/29	500	510
	Principal Financial Group Inc.	2.125%	6/15/30	100	91
	Principal Financial Group Inc.	4.625%	9/15/42	500	533
	Principal Financial Group Inc.	4.350%	5/15/43	340	350
	Principal Financial Group Inc.	4.300%	11/15/46	265	279
	Progressive Corp.	2.450%	1/15/27	1,602	1,568
	Progressive Corp.	6.625%	3/1/29	150	180
	Progressive Corp.	3.700%	1/26/45	250	243
	Progressive Corp.	4.125%	4/15/47	385	409
	Progressive Corp.	4.200%	3/15/48	465	498
	Progressive Corp.	3.950%	3/26/50	1,520	1,579

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Progressive Corp.	3.700%	3/15/52	500	503
	Prospect Capital Corp.	5.875%	3/15/23	27	27
	Prospect Capital Corp.	3.364%	11/15/26	625	573
[9]	Prudential Financial Inc.	2.100%	3/10/30	1,000	925
[9]	Prudential Financial Inc.	5.750%	7/15/33	345	402
[9]	Prudential Financial Inc.	5.700%	12/14/36	805	968
[9]	Prudential Financial Inc.	6.625%	12/1/37	300	387
[9]	Prudential Financial Inc.	6.625%	6/21/40	250	324
[9]	Prudential Financial Inc.	5.625%	6/15/43	1,275	1,292
[9]	Prudential Financial Inc.	5.100%	8/15/43	225	242
[9]	Prudential Financial Inc.	4.600%	5/15/44	1,600	1,734
[9]	Prudential Financial Inc.	5.375%	5/15/45	650	652
	Prudential Financial Inc.	3.905%	12/7/47	1,882	1,905
[9]	Prudential Financial Inc.	5.700%	9/15/48	1,150	1,179
	Prudential Financial Inc.	3.935%	12/7/49	1,415	1,436
[9]	Prudential Financial Inc.	4.350%	2/25/50	935	1,016
[9]	Prudential Financial Inc.	3.700%	10/1/50	700	641
	Prudential Financial Inc.	5.125%	3/1/52	500	503
	Prudential plc	3.125%	4/14/30	740	717
	Prudential plc	3.625%	3/24/32	500	495
	Raymond James Financial Inc.	4.650%	4/1/30	250	265
	Raymond James Financial Inc.	4.950%	7/15/46	875	988
	Raymond James Financial Inc.	3.750%	4/1/51	500	491
[9]	Regions Bank	6.450%	6/26/37	500	623
	Regions Financial Corp.	1.800%	8/12/28	500	449
	Regions Financial Corp.	7.375%	12/10/37	500	663
[9]	Reinsurance Group of America Inc.	4.700%	9/15/23	250	256
	Reinsurance Group of America Inc.	3.950%	9/15/26	328	336
	Reinsurance Group of America Inc.	3.900%	5/15/29	300	303
	RenaissanceRe Finance Inc.	3.700%	4/1/25	159	161
	RenaissanceRe Finance Inc.	3.450%	7/1/27	225	227
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	200	200
[9]	Royal Bank of Canada	2.800%	4/29/22	1,000	1,001
[9]	Royal Bank of Canada	1.600%	4/17/23	900	895
[9]	Royal Bank of Canada	3.700%	10/5/23	1,050	1,068
[9]	Royal Bank of Canada	0.425%	1/19/24	1,500	1,448
[9]	Royal Bank of Canada	2.550%	7/16/24	975	970
	Royal Bank of Canada	0.650%	7/29/24	1,000	951
[9]	Royal Bank of Canada	0.750%	10/7/24	500	474
[9]	Royal Bank of Canada	2.250%	11/1/24	1,750	1,726
[9]	Royal Bank of Canada	1.600%	1/21/25	350	337
[9]	Royal Bank of Canada	1.150%	6/10/25	2,050	1,934
[9]	Royal Bank of Canada	0.875%	1/20/26	1,400	1,287
[9]	Royal Bank of Canada	4.650%	1/27/26	1,865	1,945
	Royal Bank of Canada	1.200%	4/27/26	1,675	1,552
[9]	Royal Bank of Canada	1.150%	7/14/26	600	551
[9]	Royal Bank of Canada	1.400%	11/2/26	500	462
[9]	Royal Bank of Canada	2.050%	1/21/27	350	332
[9]	Royal Bank of Canada	2.300%	11/3/31	3,650	3,324
	Santander Holdings USA Inc.	4.500%	7/17/25	867	887
	Santander Holdings USA Inc.	3.244%	10/5/26	6,867	6,694
	Santander Holdings USA Inc.	4.400%	7/13/27	900	915
	Santander Holdings USA Inc.	2.490%	1/6/28	925	864
[9]	Santander UK Group Holdings plc	1.532%	8/21/26	3,000	2,767
[9]	Santander UK Group Holdings plc	3.823%	11/3/28	500	492
	Santander UK Group Holdings plc	2.896%	3/15/32	500	454
	Santander UK plc	4.000%	3/13/24	1,200	1,225
	Santander UK plc	2.875%	6/18/24	225	224

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Selective Insurance Group Inc.	5.375%	3/1/49	240	264
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	225	225
[12]	Societe Generale SA	3.000%	1/22/30	1,000	923
[12]	Standard Chartered plc	4.644%	4/1/31	1,000	1,031
	State Street Corp.	3.100%	5/15/23	550	555
[9]	State Street Corp.	3.776%	12/3/24	1,000	1,018
	State Street Corp.	3.550%	8/18/25	635	646
[9]	State Street Corp.	2.354%	11/1/25	550	542
	State Street Corp.	2.650%	5/19/26	4,500	4,465
[9]	State Street Corp.	4.141%	12/3/29	800	836
	State Street Corp.	2.400%	1/24/30	625	592
	State Street Corp.	2.200%	3/3/31	500	452
[9]	State Street Corp.	3.031%	11/1/34	550	527
	Stewart Information Services Corp.	3.600%	11/15/31	500	457
	Stifel Financial Corp.	4.250%	7/18/24	400	408
	Stifel Financial Corp.	4.000%	5/15/30	100	101
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	75	76
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	725	740
[9]	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	2,925	2,945
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	1,000	1,013
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	2,000	2,034
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	850	817
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	2,500	2,476
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	1,500	1,472
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	1,805	1,756
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	1,250	1,175
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	829	758
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	1,200	1,164
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	1,000	916
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	650	638
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	1,000	1,000
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	525	496
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	2,600	2,603
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	1,700	1,690
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	650	658
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	3,000	2,689
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	250	259
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	1,000	962
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	1,100	1,053
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	400	376
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	1,175	1,105
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	1,300	1,163
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	750	641
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	1,000	887
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	600	483
	SVB Financial Group	3.500%	1/29/25	319	321
	SVB Financial Group	1.800%	10/28/26	600	558
	SVB Financial Group	2.100%	5/15/28	500	456
	SVB Financial Group	3.125%	6/5/30	300	289
	SVB Financial Group	1.800%	2/2/31	700	603
	Swiss Re America Holding Corp.	7.000%	2/15/26	250	285
	Synchrony Financial	4.375%	3/19/24	500	509
	Synchrony Financial	4.250%	8/15/24	700	710
	Synchrony Financial	4.500%	7/23/25	1,298	1,325
	Synchrony Financial	3.700%	8/4/26	500	495
	Synchrony Financial	3.950%	12/1/27	1,125	1,118
	TD Ameritrade Holding Corp.	2.950%	4/1/22	850	850
[9]	Toronto-Dominion Bank	1.900%	12/1/22	900	901

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Toronto-Dominion Bank	0.750%	6/12/23	5,000	4,908
[9]	Toronto-Dominion Bank	3.500%	7/19/23	1,000	1,016
[9]	Toronto-Dominion Bank	0.450%	9/11/23	1,000	972
[9]	Toronto-Dominion Bank	2.350%	3/8/24	1,395	1,387
[9]	Toronto-Dominion Bank	3.250%	3/11/24	550	557
[9]	Toronto-Dominion Bank	2.650%	6/12/24	3,000	2,997
	Toronto-Dominion Bank	1.250%	12/13/24	3,100	2,978
[9]	Toronto-Dominion Bank	1.450%	1/10/25	500	480
[9]	Toronto-Dominion Bank	1.150%	6/12/25	1,550	1,461
[9]	Toronto-Dominion Bank	0.750%	1/6/26	900	826
[9]	Toronto-Dominion Bank	1.250%	9/10/26	600	553
[9]	Toronto-Dominion Bank	1.950%	1/12/27	500	474
[9]	Toronto-Dominion Bank	2.800%	3/10/27	250	246
[9]	Toronto-Dominion Bank	2.000%	9/10/31	600	535
[9]	Toronto-Dominion Bank	3.625%	9/15/31	500	502
[9]	Toronto-Dominion Bank	2.450%	1/12/32	500	462
[9]	Toronto-Dominion Bank	3.200%	3/10/32	2,250	2,216
	Transatlantic Holdings Inc.	8.000%	11/30/39	625	906
	Travelers Cos. Inc.	6.750%	6/20/36	475	623
[9]	Travelers Cos. Inc.	6.250%	6/15/37	1,060	1,354
	Travelers Cos. Inc.	5.350%	11/1/40	530	635
	Travelers Cos. Inc.	4.600%	8/1/43	500	553
	Travelers Cos. Inc.	4.300%	8/25/45	250	265
	Travelers Cos. Inc.	4.000%	5/30/47	1,050	1,075
	Travelers Cos. Inc.	4.050%	3/7/48	250	259
	Travelers Cos. Inc.	2.550%	4/27/50	500	405
	Trinity Acquisition plc	4.400%	3/15/26	450	464
[9]	Truist Bank	2.750%	5/1/23	250	251
[9]	Truist Bank	3.200%	4/1/24	3,000	3,034
[9]	Truist Bank	3.689%	8/2/24	725	735
[9]	Truist Bank	2.150%	12/6/24	2,300	2,263
[9]	Truist Bank	3.625%	9/16/25	2,600	2,631
[9]	Truist Bank	3.300%	5/15/26	1,216	1,223
[9]	Truist Bank	3.800%	10/30/26	400	409
[9]	Truist Financial Corp.	3.750%	12/6/23	900	917
[9]	Truist Financial Corp.	2.500%	8/1/24	100	99
[9]	Truist Financial Corp.	2.850%	10/26/24	791	791
	Truist Financial Corp.	4.000%	5/1/25	35	36
[9]	Truist Financial Corp.	3.700%	6/5/25	1,902	1,933
[9]	Truist Financial Corp.	1.200%	8/5/25	500	471
[9]	Truist Financial Corp.	1.267%	3/2/27	2,000	1,857
[9]	Truist Financial Corp.	1.125%	8/3/27	2,750	2,471
[9]	Truist Financial Corp.	3.875%	3/19/29	600	612
[9]	Truist Financial Corp.	1.887%	6/7/29	675	613
[9]	Truist Financial Corp.	1.950%	6/5/30	300	271
[12]	UBS Group AG	3.126%	8/13/30	1,175	1,131
	Unum Group	4.000%	3/15/24	200	203
	Unum Group	4.000%	6/15/29	210	214
	Unum Group	5.750%	8/15/42	400	427
	Unum Group	4.500%	12/15/49	500	461
	Unum Group	4.125%	6/15/51	500	439
[9]	US Bancorp	3.700%	1/30/24	650	664
	US Bancorp	3.375%	2/5/24	1,000	1,014
	US Bancorp	2.400%	7/30/24	1,025	1,019
[9]	US Bancorp	3.950%	11/17/25	150	155
[9]	US Bancorp	3.100%	4/27/26	2,257	2,259
[9]	US Bancorp	2.375%	7/22/26	125	122
[9]	US Bancorp	3.150%	4/27/27	1,450	1,461

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	US Bancorp	3.900%	4/26/28	525	544
[9]	US Bancorp	3.000%	7/30/29	1,775	1,739
[9]	US Bancorp	2.677%	1/27/33	500	475
[9]	US Bank NA	3.400%	7/24/23	850	861
[9]	US Bank NA	2.050%	1/21/25	1,250	1,223
[9]	US Bank NA	2.800%	1/27/25	1,749	1,745
	Visa Inc.	2.800%	12/14/22	1,500	1,512
	Visa Inc.	3.150%	12/14/25	4,000	4,046
	Visa Inc.	1.900%	4/15/27	1,400	1,346
	Visa Inc.	0.750%	8/15/27	500	454
	Visa Inc.	2.750%	9/15/27	896	893
	Visa Inc.	2.050%	4/15/30	1,475	1,379
	Visa Inc.	1.100%	2/15/31	800	685
	Visa Inc.	4.150%	12/14/35	2,100	2,291
	Visa Inc.	2.700%	4/15/40	1,450	1,316
	Visa Inc.	4.300%	12/14/45	3,730	4,164
	Visa Inc.	3.650%	9/15/47	655	675
	Visa Inc.	2.000%	8/15/50	1,500	1,164
	Voya Financial Inc.	3.650%	6/15/26	750	755
	Voya Financial Inc.	5.700%	7/15/43	650	768
	Voya Financial Inc.	4.800%	6/15/46	125	137
	W R Berkley Corp.	4.750%	8/1/44	290	309
	W R Berkley Corp.	3.550%	3/30/52	1,000	902
	W R Berkley Corp.	3.150%	9/30/61	500	393
	Wachovia Corp.	6.605%	10/1/25	1,000	1,096
	Wachovia Corp.	7.500%	4/15/35	150	197
	Wachovia Corp.	5.500%	8/1/35	325	368
	Wachovia Corp.	6.550%	10/15/35	100	122
	Wells Fargo & Co.	4.125%	8/15/23	1,675	1,711
[9]	Wells Fargo & Co.	3.750%	1/24/24	1,000	1,019
[9]	Wells Fargo & Co.	1.654%	6/2/24	5,000	4,940
[9]	Wells Fargo & Co.	3.550%	9/29/25	1,149	1,165
[9]	Wells Fargo & Co.	2.406%	10/30/25	3,400	3,332
[9]	Wells Fargo & Co.	2.164%	2/11/26	5,000	4,838
	Wells Fargo & Co.	3.000%	4/22/26	4,025	3,990
[9]	Wells Fargo & Co.	2.188%	4/30/26	3,000	2,896
[9]	Wells Fargo & Co.	4.100%	6/3/26	7,151	7,335
	Wells Fargo & Co.	3.000%	10/23/26	2,275	2,244
[9]	Wells Fargo & Co.	4.300%	7/22/27	1,500	1,559
[9]	Wells Fargo & Co.	2.393%	6/2/28	1,500	1,419
[9]	Wells Fargo & Co.	4.150%	1/24/29	200	208
[9]	Wells Fargo & Co.	2.879%	10/30/30	8,000	7,615
[9]	Wells Fargo & Co.	4.478%	4/4/31	5,210	5,513
[9]	Wells Fargo & Co.	5.950%	12/15/36	225	262
[9]	Wells Fargo & Co.	3.068%	4/30/41	6,000	5,408
	Wells Fargo & Co.	5.375%	11/2/43	1,550	1,791
	Wells Fargo & Co.	5.606%	1/15/44	1,900	2,274
[9]	Wells Fargo & Co.	4.650%	11/4/44	2,175	2,325
	Wells Fargo & Co.	3.900%	5/1/45	650	649
[9]	Wells Fargo & Co.	4.900%	11/17/45	2,300	2,546
[9]	Wells Fargo & Co.	4.400%	6/14/46	1,375	1,433
[9]	Wells Fargo & Co.	4.750%	12/7/46	2,175	2,377
[9]	Wells Fargo & Co.	5.013%	4/4/51	5,500	6,515
	Wells Fargo Bank NA	5.950%	8/26/36	550	656
[9]	Wells Fargo Bank NA	5.850%	2/1/37	425	511
[9]	Wells Fargo Bank NA	6.600%	1/15/38	605	793
	Western Union Co.	2.850%	1/10/25	400	395
	Western Union Co.	1.350%	3/15/26	500	462

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Western Union Co.	2.750%	3/15/31	500	455
	Western Union Co.	6.200%	11/17/36	410	450
	Westpac Banking Corp.	3.650%	5/15/23	400	406
	Westpac Banking Corp.	3.300%	2/26/24	1,000	1,014
	Westpac Banking Corp.	1.019%	11/18/24	900	861
	Westpac Banking Corp.	2.350%	2/19/25	1,575	1,547
	Westpac Banking Corp.	2.850%	5/13/26	450	446
	Westpac Banking Corp.	2.700%	8/19/26	5,650	5,557
	Westpac Banking Corp.	3.350%	3/8/27	800	807
	Westpac Banking Corp.	1.953%	11/20/28	900	829
	Westpac Banking Corp.	2.650%	1/16/30	1,620	1,549
[9]	Westpac Banking Corp.	2.894%	2/4/30	3,007	2,902
	Westpac Banking Corp.	4.110%	7/24/34	1,750	1,727
	Westpac Banking Corp.	2.668%	11/15/35	1,250	1,092
	Westpac Banking Corp.	3.020%	11/18/36	2,000	1,773
	Westpac Banking Corp.	2.963%	11/16/40	1,000	838
	Willis North America Inc.	3.600%	5/15/24	600	603
	Willis North America Inc.	4.500%	9/15/28	1,500	1,544
	Willis North America Inc.	2.950%	9/15/29	1,260	1,185
	Willis North America Inc.	5.050%	9/15/48	200	215
	Willis North America Inc.	3.875%	9/15/49	625	571
	XLIT Ltd.	4.450%	3/31/25	467	479
	XLIT Ltd.	5.250%	12/15/43	100	121
	XLIT Ltd.	5.500%	3/31/45	450	532
	Zions Bancorp NA	3.250%	10/29/29	250	241
					1,661,875
Health Care (1.1%)
	Abbott Laboratories	2.950%	3/15/25	1,760	1,772
	Abbott Laboratories	3.875%	9/15/25	1,539	1,591
	Abbott Laboratories	3.750%	11/30/26	1,502	1,559
	Abbott Laboratories	1.150%	1/30/28	1,850	1,687
	Abbott Laboratories	1.400%	6/30/30	400	357
	Abbott Laboratories	4.750%	11/30/36	1,200	1,398
	Abbott Laboratories	6.150%	11/30/37	425	557
	Abbott Laboratories	6.000%	4/1/39	250	326
	Abbott Laboratories	5.300%	5/27/40	310	380
	Abbott Laboratories	4.900%	11/30/46	4,865	5,939
	AbbVie Inc.	2.900%	11/6/22	2,150	2,164
	AbbVie Inc.	3.200%	11/6/22	1,075	1,083
	AbbVie Inc.	2.300%	11/21/22	1,625	1,631
	AbbVie Inc.	2.800%	3/15/23	225	225
	AbbVie Inc.	2.850%	5/14/23	1,025	1,031
	AbbVie Inc.	3.750%	11/14/23	1,250	1,275
	AbbVie Inc.	3.850%	6/15/24	975	994
	AbbVie Inc.	2.600%	11/21/24	4,225	4,196
	AbbVie Inc.	3.800%	3/15/25	2,407	2,457
	AbbVie Inc.	3.600%	5/14/25	3,618	3,672
	AbbVie Inc.	3.200%	5/14/26	5,071	5,085
	AbbVie Inc.	2.950%	11/21/26	4,390	4,355
	AbbVie Inc.	4.250%	11/14/28	1,750	1,842
	AbbVie Inc.	3.200%	11/21/29	4,150	4,101
	AbbVie Inc.	4.550%	3/15/35	3,150	3,395
	AbbVie Inc.	4.500%	5/14/35	2,030	2,183
	AbbVie Inc.	4.300%	5/14/36	1,675	1,758
	AbbVie Inc.	4.050%	11/21/39	3,850	3,972
	AbbVie Inc.	4.625%	10/1/42	930	994
	AbbVie Inc.	4.400%	11/6/42	2,619	2,776
	AbbVie Inc.	4.850%	6/15/44	945	1,048

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AbbVie Inc.	4.750%	3/15/45	525	573
	AbbVie Inc.	4.700%	5/14/45	2,757	3,004
	AbbVie Inc.	4.450%	5/14/46	3,100	3,301
	AbbVie Inc.	4.875%	11/14/48	400	454
	AbbVie Inc.	4.250%	11/21/49	4,465	4,659
	Adventist Health System	2.952%	3/1/29	350	341
	Adventist Health System	3.630%	3/1/49	375	362
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	225	230
[9]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	100	93
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	375	407
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	250	238
[9]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	300	265
	Aetna Inc.	2.750%	11/15/22	650	653
	Aetna Inc.	2.800%	6/15/23	950	954
	Aetna Inc.	3.500%	11/15/24	995	1,006
	Aetna Inc.	6.625%	6/15/36	1,100	1,387
	Aetna Inc.	6.750%	12/15/37	350	449
	Aetna Inc.	4.500%	5/15/42	375	390
	Aetna Inc.	4.125%	11/15/42	325	319
	Aetna Inc.	3.875%	8/15/47	1,000	975
	Agilent Technologies Inc.	3.875%	7/15/23	400	406
	Agilent Technologies Inc.	3.050%	9/22/26	450	445
	Agilent Technologies Inc.	2.750%	9/15/29	293	279
	Agilent Technologies Inc.	2.100%	6/4/30	325	292
	Agilent Technologies Inc.	2.300%	3/12/31	500	452
	AHS Hospital Corp.	5.024%	7/1/45	325	386
[9]	AHS Hospital Corp.	2.780%	7/1/51	500	421
[9]	Allina Health System	3.887%	4/15/49	325	330
	AmerisourceBergen Corp.	3.400%	5/15/24	900	908
	AmerisourceBergen Corp.	3.250%	3/1/25	325	325
	AmerisourceBergen Corp.	3.450%	12/15/27	700	701
	AmerisourceBergen Corp.	2.800%	5/15/30	975	917
	AmerisourceBergen Corp.	2.700%	3/15/31	1,000	926
	AmerisourceBergen Corp.	4.250%	3/1/45	100	99
	AmerisourceBergen Corp.	4.300%	12/15/47	816	833
	Amgen Inc.	3.625%	5/22/24	1,150	1,171
	Amgen Inc.	1.900%	2/21/25	840	817
	Amgen Inc.	3.125%	5/1/25	300	302
	Amgen Inc.	2.600%	8/19/26	1,845	1,821
	Amgen Inc.	2.200%	2/21/27	2,475	2,379
	Amgen Inc.	3.200%	11/2/27	1,000	1,004
	Amgen Inc.	1.650%	8/15/28	1,000	913
	Amgen Inc.	2.450%	2/21/30	1,675	1,575
	Amgen Inc.	2.300%	2/25/31	2,100	1,932
	Amgen Inc.	2.000%	1/15/32	1,250	1,110
	Amgen Inc.	3.350%	2/22/32	1,000	992
	Amgen Inc.	3.150%	2/21/40	2,800	2,557
	Amgen Inc.	2.800%	8/15/41	1,000	861
	Amgen Inc.	4.950%	10/1/41	500	556
	Amgen Inc.	5.150%	11/15/41	451	512
	Amgen Inc.	4.400%	5/1/45	2,350	2,475
	Amgen Inc.	4.563%	6/15/48	656	711
	Amgen Inc.	3.375%	2/21/50	1,875	1,697
	Amgen Inc.	4.663%	6/15/51	1,939	2,146
	Amgen Inc.	3.000%	1/15/52	3,500	2,970
	Amgen Inc.	4.200%	2/22/52	1,000	1,036
	Amgen Inc.	2.770%	9/1/53	1,626	1,309
	Amgen Inc.	4.400%	2/22/62	1,200	1,246

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anthem Inc.	3.500%	8/15/24	975	989
	Anthem Inc.	2.375%	1/15/25	1,409	1,390
	Anthem Inc.	3.650%	12/1/27	1,750	1,786
	Anthem Inc.	2.875%	9/15/29	425	411
	Anthem Inc.	2.250%	5/15/30	4,000	3,675
	Anthem Inc.	2.550%	3/15/31	1,280	1,198
	Anthem Inc.	5.850%	1/15/36	300	362
	Anthem Inc.	6.375%	6/15/37	300	384
	Anthem Inc.	4.625%	5/15/42	1,275	1,397
	Anthem Inc.	4.650%	1/15/43	1,750	1,926
	Anthem Inc.	5.100%	1/15/44	1,200	1,385
	Anthem Inc.	4.650%	8/15/44	525	573
	Anthem Inc.	4.375%	12/1/47	1,100	1,183
	Anthem Inc.	4.550%	3/1/48	120	132
	Anthem Inc.	3.700%	9/15/49	700	683
	Anthem Inc.	3.125%	5/15/50	1,270	1,129
	Anthem Inc.	3.600%	3/15/51	1,500	1,445
[9]	Ascension Health	2.532%	11/15/29	1,056	1,017
[9]	Ascension Health	3.106%	11/15/39	300	280
	Ascension Health	3.945%	11/15/46	650	680
[9]	Ascension Health	4.847%	11/15/53	610	760
	AstraZeneca Finance LLC	0.700%	5/28/24	1,000	959
	AstraZeneca Finance LLC	1.200%	5/28/26	500	466
	AstraZeneca Finance LLC	1.750%	5/28/28	1,100	1,016
	AstraZeneca Finance LLC	2.250%	5/28/31	500	466
	AstraZeneca plc	0.300%	5/26/23	500	489
	AstraZeneca plc	3.500%	8/17/23	590	599
	AstraZeneca plc	3.375%	11/16/25	2,574	2,613
	AstraZeneca plc	0.700%	4/8/26	1,000	915
	AstraZeneca plc	3.125%	6/12/27	500	504
	AstraZeneca plc	1.375%	8/6/30	1,020	891
	AstraZeneca plc	6.450%	9/15/37	4,105	5,473
	AstraZeneca plc	4.000%	9/18/42	670	708
	AstraZeneca plc	4.375%	11/16/45	1,975	2,201
	AstraZeneca plc	4.375%	8/17/48	550	626
	AstraZeneca plc	2.125%	8/6/50	500	389
	AstraZeneca plc	3.000%	5/28/51	1,000	925
	Banner Health	2.338%	1/1/30	375	348
	Banner Health	1.897%	1/1/31	500	443
	Banner Health	2.907%	1/1/42	500	440
[9]	Banner Health	3.181%	1/1/50	225	205
	Banner Health	2.913%	1/1/51	500	430
[9]	Baptist Health South Florida Obligated Group	3.115%	11/15/71	500	405
[9]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	500	460
	Baxalta Inc.	3.600%	6/23/22	97	97
	Baxalta Inc.	4.000%	6/23/25	1,411	1,438
	Baxalta Inc.	5.250%	6/23/45	415	479
[12]	Baxter International Inc.	0.868%	12/1/23	950	920
[12]	Baxter International Inc.	1.322%	11/29/24	950	907
	Baxter International Inc.	2.600%	8/15/26	400	389
[12]	Baxter International Inc.	1.915%	2/1/27	1,175	1,099
[12]	Baxter International Inc.	2.272%	12/1/28	1,175	1,089
	Baxter International Inc.	3.950%	4/1/30	555	572
	Baxter International Inc.	1.730%	4/1/31	600	519
[12]	Baxter International Inc.	2.539%	2/1/32	1,675	1,532
	Baxter International Inc.	3.500%	8/15/46	375	344

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	Baxter International Inc.	3.132%	12/1/51	950	816
[9]	Baylor Scott & White Holdings	1.777%	11/15/30	500	441
	Baylor Scott & White Holdings	4.185%	11/15/45	400	422
[9]	Baylor Scott & White Holdings	2.839%	11/15/50	1,500	1,263
	Becton Dickinson & Co.	3.363%	6/6/24	873	881
	Becton Dickinson & Co.	3.734%	12/15/24	495	503
	Becton Dickinson & Co.	3.700%	6/6/27	1,430	1,451
	Becton Dickinson & Co.	2.823%	5/20/30	1,000	951
	Becton Dickinson & Co.	1.957%	2/11/31	1,000	885
	Becton Dickinson & Co.	4.875%	5/15/44	88	94
	Becton Dickinson & Co.	4.685%	12/15/44	769	829
	Becton Dickinson & Co.	4.669%	6/6/47	1,225	1,339
[9]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	500	433
[9]	BHSH System Obligated Group	3.487%	7/15/49	275	261
	Biogen Inc.	4.050%	9/15/25	1,450	1,490
	Biogen Inc.	2.250%	5/1/30	2,625	2,352
	Biogen Inc.	3.150%	5/1/50	1,395	1,143
[12]	Biogen Inc.	3.250%	2/15/51	1,089	904
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	250	247
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	500	494
[9]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	308	307
[9]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	250	223
[9]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	250	218
	Boston Scientific Corp.	3.450%	3/1/24	318	322
	Boston Scientific Corp.	1.900%	6/1/25	650	624
	Boston Scientific Corp.	2.650%	6/1/30	1,200	1,129
	Boston Scientific Corp.	6.750%	11/15/35	325	408
	Boston Scientific Corp.	4.550%	3/1/39	559	597
	Boston Scientific Corp.	7.375%	1/15/40	225	317
	Boston Scientific Corp.	4.700%	3/1/49	1,064	1,186
	Bristol-Myers Squibb Co.	2.000%	8/1/22	700	701
	Bristol-Myers Squibb Co.	3.550%	8/15/22	725	731
	Bristol-Myers Squibb Co.	3.250%	11/1/23	125	127
	Bristol-Myers Squibb Co.	0.537%	11/13/23	825	802
	Bristol-Myers Squibb Co.	2.900%	7/26/24	2,700	2,720
	Bristol-Myers Squibb Co.	0.750%	11/13/25	500	465
	Bristol-Myers Squibb Co.	3.200%	6/15/26	1,303	1,323
	Bristol-Myers Squibb Co.	3.450%	11/15/27	1,095	1,117
	Bristol-Myers Squibb Co.	3.900%	2/20/28	1,700	1,775
	Bristol-Myers Squibb Co.	3.400%	7/26/29	1,050	1,068
	Bristol-Myers Squibb Co.	1.450%	11/13/30	500	437
	Bristol-Myers Squibb Co.	2.950%	3/15/32	2,000	1,960
	Bristol-Myers Squibb Co.	4.125%	6/15/39	1,330	1,425
	Bristol-Myers Squibb Co.	3.550%	3/15/42	1,489	1,474
	Bristol-Myers Squibb Co.	3.250%	8/1/42	390	368
	Bristol-Myers Squibb Co.	4.350%	11/15/47	1,750	1,931
	Bristol-Myers Squibb Co.	4.550%	2/20/48	2,116	2,406
	Bristol-Myers Squibb Co.	4.250%	10/26/49	3,555	3,891
	Bristol-Myers Squibb Co.	2.550%	11/13/50	1,150	953
	Bristol-Myers Squibb Co.	3.700%	3/15/52	1,750	1,761
	Bristol-Myers Squibb Co.	3.900%	3/15/62	1,000	1,010
	Cardinal Health Inc.	3.079%	6/15/24	500	501
	Cardinal Health Inc.	3.750%	9/15/25	225	228
	Cardinal Health Inc.	4.600%	3/15/43	400	403
	Cardinal Health Inc.	4.500%	11/15/44	250	247
	Cardinal Health Inc.	4.900%	9/15/45	375	387
	Cardinal Health Inc.	4.368%	6/15/47	500	498

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	500	432
	Children's Health System of Texas	2.511%	8/15/50	500	396
[9]	Children's Hospital	2.928%	7/15/50	500	411
[9]	Children's Hospital Corp.	4.115%	1/1/47	200	217
[9]	Children's Hospital Corp.	2.585%	2/1/50	200	167
	Children's Hospital Medical Center	4.268%	5/15/44	150	162
[9]	Children's Hospital of Philadelphia	2.704%	7/1/50	500	414
[9]	CHRISTUS Health	4.341%	7/1/28	425	438
[9]	Cigna Corp.	3.050%	11/30/22	500	504
[9]	Cigna Corp.	3.000%	7/15/23	1,375	1,383
	Cigna Corp.	3.750%	7/15/23	476	483
[9]	Cigna Corp.	3.250%	4/15/25	3,576	3,591
[9]	Cigna Corp.	4.500%	2/25/26	1,655	1,731
[9]	Cigna Corp.	3.400%	3/1/27	2,850	2,875
	Cigna Corp.	4.375%	10/15/28	1,775	1,867
	Cigna Corp.	2.400%	3/15/30	1,515	1,402
	Cigna Corp.	4.800%	8/15/38	1,570	1,726
	Cigna Corp.	3.200%	3/15/40	1,250	1,137
[9]	Cigna Corp.	6.125%	11/15/41	334	419
[9]	Cigna Corp.	4.800%	7/15/46	4,550	5,029
[9]	Cigna Corp.	3.875%	10/15/47	1,775	1,726
	Cigna Corp.	3.400%	3/15/50	1,725	1,557
	Cigna Corp.	3.400%	3/15/51	1,000	904
[9]	City of Hope	5.623%	11/15/43	250	303
[9]	City of Hope	4.378%	8/15/48	500	542
	CommonSpirit Health	2.760%	10/1/24	500	496
	CommonSpirit Health	1.547%	10/1/25	500	469
	CommonSpirit Health	3.347%	10/1/29	725	704
	CommonSpirit Health	2.782%	10/1/30	500	462
[9]	CommonSpirit Health	4.350%	11/1/42	790	798
	CommonSpirit Health	3.817%	10/1/49	225	220
	CommonSpirit Health	4.187%	10/1/49	780	781
	CommonSpirit Health	3.910%	10/1/50	330	316
[9]	Community Health Network Inc.	3.099%	5/1/50	2,000	1,703
[9]	Cottage Health Obligated Group	3.304%	11/1/49	425	392
	CVS Health Corp.	3.375%	8/12/24	360	364
	CVS Health Corp.	3.875%	7/20/25	3,175	3,240
	CVS Health Corp.	2.875%	6/1/26	6,547	6,495
	CVS Health Corp.	3.000%	8/15/26	1,300	1,292
	CVS Health Corp.	3.625%	4/1/27	475	483
	CVS Health Corp.	1.300%	8/21/27	1,000	910
	CVS Health Corp.	4.300%	3/25/28	4,284	4,491
	CVS Health Corp.	3.250%	8/15/29	675	668
	CVS Health Corp.	3.750%	4/1/30	1,563	1,590
	CVS Health Corp.	1.750%	8/21/30	2,000	1,753
	CVS Health Corp.	1.875%	2/28/31	1,000	878
	CVS Health Corp.	2.125%	9/15/31	1,000	893
	CVS Health Corp.	4.875%	7/20/35	525	576
	CVS Health Corp.	4.780%	3/25/38	4,300	4,694
	CVS Health Corp.	6.125%	9/15/39	375	463
	CVS Health Corp.	4.125%	4/1/40	2,175	2,207
	CVS Health Corp.	2.700%	8/21/40	3,500	2,972
	CVS Health Corp.	5.300%	12/5/43	650	751
	CVS Health Corp.	5.125%	7/20/45	4,775	5,403
	CVS Health Corp.	5.050%	3/25/48	6,465	7,325
	CVS Health Corp.	4.250%	4/1/50	1,700	1,770
	Danaher Corp.	3.350%	9/15/25	1,102	1,108

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Danaher Corp.	2.600%	10/1/50	550	454
	Danaher Corp.	2.800%	12/10/51	500	425
[9]	Dartmouth-Hitchcock Health	4.178%	8/1/48	300	311
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	575	554
	DH Europe Finance II Sarl	2.050%	11/15/22	1,150	1,152
	DH Europe Finance II Sarl	2.200%	11/15/24	1,450	1,422
	DH Europe Finance II Sarl	3.250%	11/15/39	725	690
	DH Europe Finance II Sarl	3.400%	11/15/49	1,200	1,133
	Dignity Health	3.812%	11/1/24	100	101
	Dignity Health	4.500%	11/1/42	550	567
	Dignity Health	5.267%	11/1/64	225	263
[9]	Duke University Health System Inc.	3.920%	6/1/47	450	470
	Edwards Lifesciences Corp.	4.300%	6/15/28	475	496
	Eli Lilly & Co.	2.750%	6/1/25	380	379
	Eli Lilly & Co.	3.375%	3/15/29	335	345
	Eli Lilly & Co.	3.950%	3/15/49	1,335	1,465
	Eli Lilly & Co.	2.500%	9/15/60	1,000	810
[9]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	500	490
	Gilead Sciences Inc.	2.500%	9/1/23	1,025	1,027
	Gilead Sciences Inc.	0.750%	9/29/23	562	549
	Gilead Sciences Inc.	3.700%	4/1/24	1,375	1,399
	Gilead Sciences Inc.	3.500%	2/1/25	345	350
	Gilead Sciences Inc.	3.650%	3/1/26	4,305	4,385
	Gilead Sciences Inc.	2.950%	3/1/27	175	173
	Gilead Sciences Inc.	1.200%	10/1/27	900	813
	Gilead Sciences Inc.	4.600%	9/1/35	700	762
	Gilead Sciences Inc.	4.000%	9/1/36	1,250	1,280
	Gilead Sciences Inc.	2.600%	10/1/40	1,000	840
	Gilead Sciences Inc.	5.650%	12/1/41	800	968
	Gilead Sciences Inc.	4.800%	4/1/44	1,325	1,459
	Gilead Sciences Inc.	4.500%	2/1/45	1,400	1,488
	Gilead Sciences Inc.	4.750%	3/1/46	2,675	2,961
	Gilead Sciences Inc.	2.800%	10/1/50	1,325	1,089
	GlaxoSmithKline Capital Inc.	3.375%	5/15/23	2,050	2,077
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	1,874	1,914
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	2,150	2,246
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	180	216
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,245	2,992
	GlaxoSmithKline Capital plc	0.534%	10/1/23	750	730
	GlaxoSmithKline Capital plc	3.000%	6/1/24	1,025	1,033
[9]	Hackensack Meridian Health Inc.	2.675%	9/1/41	500	426
	Hackensack Meridian Health Inc.	4.211%	7/1/48	500	538
[9]	Hackensack Meridian Health Inc.	2.875%	9/1/50	500	425
	Hackensack Meridian Health Inc.	4.500%	7/1/57	225	253
[9]	Hartford HealthCare Corp.	3.447%	7/1/54	300	283
	HCA Inc.	4.750%	5/1/23	1,075	1,103
	HCA Inc.	5.000%	3/15/24	1,650	1,710
	HCA Inc.	5.250%	4/15/25	1,350	1,420
	HCA Inc.	5.250%	6/15/26	1,150	1,215
	HCA Inc.	4.500%	2/15/27	1,535	1,586
	HCA Inc.	4.125%	6/15/29	2,420	2,464
	HCA Inc.	2.375%	7/15/31	750	670
[12]	HCA Inc.	3.625%	3/15/32	2,500	2,450
	HCA Inc.	5.125%	6/15/39	825	891
[12]	HCA Inc.	4.375%	3/15/42	500	494
	HCA Inc.	5.500%	6/15/47	1,700	1,919
	HCA Inc.	5.250%	6/15/49	1,445	1,589

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HCA Inc.	3.500%	7/15/51	1,000	866
[12]	HCA Inc.	4.625%	3/15/52	2,000	2,026
	Humana Inc.	0.650%	8/3/23	700	683
	Humana Inc.	3.850%	10/1/24	861	877
	Humana Inc.	4.500%	4/1/25	750	775
	Humana Inc.	1.350%	2/3/27	500	454
	Humana Inc.	3.950%	3/15/27	950	967
	Humana Inc.	3.125%	8/15/29	400	387
	Humana Inc.	4.875%	4/1/30	480	518
	Humana Inc.	2.150%	2/3/32	500	439
	Humana Inc.	4.625%	12/1/42	375	401
	Humana Inc.	4.950%	10/1/44	620	699
	Humana Inc.	3.950%	8/15/49	470	468
	IHC Health Services Inc.	4.131%	5/15/48	300	339
	Illumina Inc.	2.550%	3/23/31	500	455
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	500	521
[9]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	500	427
[9]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	750	744
[9]	Iowa Health System	3.665%	2/15/50	400	402
	Johns Hopkins Health System Corp.	3.837%	5/15/46	575	594
	Johnson & Johnson	3.375%	12/5/23	650	662
	Johnson & Johnson	2.625%	1/15/25	1,506	1,514
	Johnson & Johnson	0.550%	9/1/25	925	864
	Johnson & Johnson	2.450%	3/1/26	1,600	1,592
	Johnson & Johnson	0.950%	9/1/27	1,225	1,121
	Johnson & Johnson	2.900%	1/15/28	1,100	1,104
	Johnson & Johnson	1.300%	9/1/30	1,050	936
	Johnson & Johnson	4.950%	5/15/33	550	650
	Johnson & Johnson	4.375%	12/5/33	900	1,011
	Johnson & Johnson	3.550%	3/1/36	1,325	1,372
	Johnson & Johnson	3.625%	3/3/37	2,150	2,228
	Johnson & Johnson	5.950%	8/15/37	745	975
	Johnson & Johnson	5.850%	7/15/38	325	420
	Johnson & Johnson	2.100%	9/1/40	925	776
	Johnson & Johnson	4.500%	9/1/40	419	476
	Johnson & Johnson	4.850%	5/15/41	225	265
	Johnson & Johnson	4.500%	12/5/43	550	631
	Johnson & Johnson	3.700%	3/1/46	1,750	1,839
	Johnson & Johnson	3.750%	3/3/47	500	531
	Johnson & Johnson	3.500%	1/15/48	250	257
	Johnson & Johnson	2.250%	9/1/50	925	757
	Johnson & Johnson	2.450%	9/1/60	1,025	831
	Kaiser Foundation Hospitals	3.150%	5/1/27	475	475
[9]	Kaiser Foundation Hospitals	2.810%	6/1/41	500	440
	Kaiser Foundation Hospitals	4.875%	4/1/42	925	1,065
	Kaiser Foundation Hospitals	4.150%	5/1/47	675	727
[9]	Kaiser Foundation Hospitals	3.266%	11/1/49	375	351
[9]	Kaiser Foundation Hospitals	3.002%	6/1/51	1,500	1,323
	Koninklijke Philips NV	6.875%	3/11/38	300	394
	Koninklijke Philips NV	5.000%	3/15/42	785	868
	Laboratory Corp. of America Holdings	3.250%	9/1/24	500	503
	Laboratory Corp. of America Holdings	2.300%	12/1/24	425	417
	Laboratory Corp. of America Holdings	3.600%	2/1/25	1,421	1,436
	Laboratory Corp. of America Holdings	1.550%	6/1/26	500	466
	Laboratory Corp. of America Holdings	3.600%	9/1/27	450	457
	Laboratory Corp. of America Holdings	2.950%	12/1/29	525	505

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Laboratory Corp. of America Holdings	2.700%	6/1/31	500	464
	Laboratory Corp. of America Holdings	4.700%	2/1/45	800	853
[9]	Mass General Brigham Inc.	3.765%	7/1/48	150	148
[9]	Mass General Brigham Inc.	3.192%	7/1/49	400	359
[9]	Mass General Brigham Inc.	4.117%	7/1/55	275	287
[9]	Mass General Brigham Inc.	3.342%	7/1/60	725	658
[9]	Mayo Clinic	3.774%	11/15/43	250	251
[9]	Mayo Clinic	4.000%	11/15/47	150	157
[9]	Mayo Clinic	4.128%	11/15/52	125	136
[9]	Mayo Clinic	3.196%	11/15/61	750	676
	McKesson Corp.	0.900%	12/3/25	750	689
[9]	MedStar Health Inc.	3.626%	8/15/49	250	234
	Medtronic Inc.	3.500%	3/15/25	938	958
	Medtronic Inc.	4.375%	3/15/35	3,108	3,453
	Medtronic Inc.	4.625%	3/15/45	754	876
	Memorial Health Services	3.447%	11/1/49	500	472
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	100	116
[9]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	250	217
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	450	479
[9]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	150	161
	Merck & Co. Inc.	2.800%	5/18/23	2,000	2,015
	Merck & Co. Inc.	2.900%	3/7/24	500	505
	Merck & Co. Inc.	2.750%	2/10/25	2,250	2,257
	Merck & Co. Inc.	0.750%	2/24/26	2,743	2,558
	Merck & Co. Inc.	1.700%	6/10/27	1,450	1,374
	Merck & Co. Inc.	3.400%	3/7/29	1,500	1,536
	Merck & Co. Inc.	1.450%	6/24/30	770	683
	Merck & Co. Inc.	2.150%	12/10/31	1,350	1,251
	Merck & Co. Inc.	6.500%	12/1/33	525	690
	Merck & Co. Inc.	3.900%	3/7/39	600	638
	Merck & Co. Inc.	2.350%	6/24/40	1,275	1,100
	Merck & Co. Inc.	3.600%	9/15/42	1,425	1,431
	Merck & Co. Inc.	4.150%	5/18/43	980	1,064
	Merck & Co. Inc.	3.700%	2/10/45	2,295	2,340
	Merck & Co. Inc.	4.000%	3/7/49	600	648
	Merck & Co. Inc.	2.450%	6/24/50	750	625
	Merck & Co. Inc.	2.750%	12/10/51	2,175	1,896
	Merck & Co. Inc.	2.900%	12/10/61	1,200	1,027
[9]	Mercy Health	4.302%	7/1/28	175	183
[9]	Methodist Hospital	2.705%	12/1/50	500	412
[9]	Montefiore Obligated Group	5.246%	11/1/48	600	596
[9]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	200	195
[9]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	450	424
[9]	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	500	442
	MultiCare Health System	2.803%	8/15/50	500	413
	Mylan Inc.	4.200%	11/29/23	705	717
	Mylan Inc.	4.550%	4/15/28	575	581
	Mylan Inc.	5.400%	11/29/43	400	395
	Mylan Inc.	5.200%	4/15/48	625	615
	New York & Presbyterian Hospital	4.024%	8/1/45	480	505
	New York & Presbyterian Hospital	4.063%	8/1/56	425	458
	New York & Presbyterian Hospital	2.606%	8/1/60	500	394
[9]	New York & Presbyterian Hospital	3.954%	8/1/19	400	370
	Northwell Healthcare Inc.	3.979%	11/1/46	525	508

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northwell Healthcare Inc.	4.260%	11/1/47	850	853
	Northwell Healthcare Inc.	3.809%	11/1/49	375	352
	Novant Health Inc.	2.637%	11/1/36	500	439
	Novant Health Inc.	3.168%	11/1/51	500	447
	Novant Health Inc.	3.318%	11/1/61	1,000	887
	Novartis Capital Corp.	3.400%	5/6/24	2,735	2,786
	Novartis Capital Corp.	1.750%	2/14/25	255	249
	Novartis Capital Corp.	3.000%	11/20/25	1,400	1,408
	Novartis Capital Corp.	2.000%	2/14/27	2,340	2,255
	Novartis Capital Corp.	3.100%	5/17/27	800	809
	Novartis Capital Corp.	2.200%	8/14/30	2,175	2,043
	Novartis Capital Corp.	3.700%	9/21/42	525	538
	Novartis Capital Corp.	4.400%	5/6/44	1,050	1,192
	Novartis Capital Corp.	4.000%	11/20/45	1,200	1,287
	Novartis Capital Corp.	2.750%	8/14/50	850	762
[9]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	245	198
[9]	NYU Langone Hospitals	5.750%	7/1/43	375	459
	NYU Langone Hospitals	4.784%	7/1/44	325	356
[9]	NYU Langone Hospitals	4.368%	7/1/47	425	431
[9]	NYU Langone Hospitals	3.380%	7/1/55	525	464
[9]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	500	439
	OhioHealth Corp.	2.297%	11/15/31	500	458
	OhioHealth Corp.	2.834%	11/15/41	500	441
[9]	OhioHealth Corp.	3.042%	11/15/50	300	265
	Orlando Health Obligated Group	4.089%	10/1/48	225	234
	Orlando Health Obligated Group	3.327%	10/1/50	500	456
[9]	PeaceHealth Obligated Group	4.787%	11/15/48	300	351
[9]	PeaceHealth Obligated Group	3.218%	11/15/50	500	437
	PerkinElmer Inc.	0.550%	9/15/23	500	486
	PerkinElmer Inc.	0.850%	9/15/24	500	475
	PerkinElmer Inc.	1.900%	9/15/28	500	452
	PerkinElmer Inc.	3.300%	9/15/29	650	635
	PerkinElmer Inc.	2.550%	3/15/31	500	458
	PerkinElmer Inc.	2.250%	9/15/31	500	442
	PerkinElmer Inc.	3.625%	3/15/51	350	332
	Pfizer Inc.	3.000%	6/15/23	1,136	1,148
	Pfizer Inc.	3.200%	9/15/23	475	482
	Pfizer Inc.	2.950%	3/15/24	500	505
	Pfizer Inc.	3.400%	5/15/24	200	204
	Pfizer Inc.	0.800%	5/28/25	300	283
	Pfizer Inc.	2.750%	6/3/26	2,556	2,556
	Pfizer Inc.	3.000%	12/15/26	1,295	1,306
	Pfizer Inc.	3.600%	9/15/28	600	625
	Pfizer Inc.	3.450%	3/15/29	750	772
	Pfizer Inc.	2.625%	4/1/30	1,175	1,141
	Pfizer Inc.	1.700%	5/28/30	1,750	1,591
	Pfizer Inc.	1.750%	8/18/31	1,900	1,709
	Pfizer Inc.	4.000%	12/15/36	1,050	1,115
	Pfizer Inc.	4.100%	9/15/38	600	649
	Pfizer Inc.	3.900%	3/15/39	550	585
	Pfizer Inc.	7.200%	3/15/39	1,015	1,491
	Pfizer Inc.	2.550%	5/28/40	750	672
	Pfizer Inc.	5.600%	9/15/40	1,100	1,394
	Pfizer Inc.	4.300%	6/15/43	780	864
	Pfizer Inc.	4.400%	5/15/44	725	816

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pfizer Inc.	4.125%	12/15/46	1,575	1,760
	Pfizer Inc.	4.200%	9/15/48	500	562
	Pfizer Inc.	4.000%	3/15/49	850	928
	Pfizer Inc.	2.700%	5/28/50	3,275	2,903
	Pharmacia LLC	6.600%	12/1/28	912	1,084
[9]	Piedmont Healthcare Inc.	2.044%	1/1/32	500	439
	Piedmont Healthcare Inc.	2.864%	1/1/52	500	405
[9]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	457	452
[9]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	500	473
[9]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	325	314
[9]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	400	404
	Quest Diagnostics Inc.	4.250%	4/1/24	300	308
	Quest Diagnostics Inc.	3.500%	3/30/25	250	252
	Quest Diagnostics Inc.	3.450%	6/1/26	1,141	1,151
	Quest Diagnostics Inc.	4.200%	6/30/29	350	363
	Quest Diagnostics Inc.	2.950%	6/30/30	800	759
	Quest Diagnostics Inc.	2.800%	6/30/31	425	398
	Quest Diagnostics Inc.	5.750%	1/30/40	61	70
	Quest Diagnostics Inc.	4.700%	3/30/45	200	216
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	1,000	866
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	900	721
	Royalty Pharma plc	0.750%	9/2/23	500	486
	Royalty Pharma plc	1.200%	9/2/25	1,000	925
	Royalty Pharma plc	1.750%	9/2/27	1,400	1,271
	Royalty Pharma plc	2.200%	9/2/30	900	788
	Royalty Pharma plc	3.300%	9/2/40	1,000	854
	Royalty Pharma plc	3.550%	9/2/50	800	665
	Royalty Pharma plc	3.350%	9/2/51	500	401
[9]	Rush Obligated Group	3.922%	11/15/29	245	252
	RWJ Barnabas Health Inc.	3.949%	7/1/46	350	358
	RWJ Barnabas Health Inc.	3.477%	7/1/49	100	95
	Sanofi	3.375%	6/19/23	1,050	1,063
	Sanofi	3.625%	6/19/28	1,000	1,040
[9]	Seattle Children's Hospital	2.719%	10/1/50	500	412
[9]	Sharp HealthCare	2.680%	8/1/50	500	406
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	934	938
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	2,685	2,689
	Smith & Nephew plc	2.032%	10/14/30	820	715
[9]	SSM Health Care Corp.	3.688%	6/1/23	725	732
[9]	SSM Health Care Corp.	3.823%	6/1/27	375	383
[9]	Stanford Health Care	3.795%	11/15/48	450	455
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	600	561
	Stryker Corp.	0.600%	12/1/23	500	484
	Stryker Corp.	3.375%	5/15/24	475	480
	Stryker Corp.	1.150%	6/15/25	400	377
	Stryker Corp.	3.375%	11/1/25	500	504
	Stryker Corp.	3.500%	3/15/26	890	902
	Stryker Corp.	3.650%	3/7/28	450	457
	Stryker Corp.	1.950%	6/15/30	750	673
	Stryker Corp.	4.100%	4/1/43	325	329
	Stryker Corp.	4.375%	5/15/44	1,275	1,324
	Stryker Corp.	4.625%	3/15/46	155	172
[9]	Sutter Health	1.321%	8/15/25	500	468

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Sutter Health	3.695%	8/15/28	300	304
[9]	Sutter Health	2.294%	8/15/30	500	452
[9]	Sutter Health	3.161%	8/15/40	500	440
[9]	Sutter Health	4.091%	8/15/48	375	381
[9]	Sutter Health	3.361%	8/15/50	475	430
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	2,500	2,561
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	2,460	2,671
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	2,225	2,004
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	2,700	2,414
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	1,790	1,571
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	900	787
	Texas Health Resources	2.328%	11/15/50	500	380
[9]	Texas Health Resources	4.330%	11/15/55	100	111
	Thermo Fisher Scientific Inc.	0.797%	10/18/23	900	879
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	900	865
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	500	458
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	890	854
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	2,000	1,797
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	1,500	1,340
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	350	430
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	400	432
[9]	Toledo Hospital	5.325%	11/15/28	275	289
	Toledo Hospital	6.015%	11/15/48	325	370
[9]	Trinity Health Corp.	2.632%	12/1/40	500	417
	Trinity Health Corp.	4.125%	12/1/45	450	466
	UnitedHealth Group Inc.	3.500%	6/15/23	500	508
	UnitedHealth Group Inc.	2.375%	8/15/24	550	548
	UnitedHealth Group Inc.	3.750%	7/15/25	2,750	2,828
	UnitedHealth Group Inc.	3.700%	12/15/25	200	206
	UnitedHealth Group Inc.	1.250%	1/15/26	781	736
	UnitedHealth Group Inc.	3.100%	3/15/26	750	757
	UnitedHealth Group Inc.	1.150%	5/15/26	500	467
	UnitedHealth Group Inc.	3.450%	1/15/27	1,645	1,687
	UnitedHealth Group Inc.	3.850%	6/15/28	2,100	2,189
	UnitedHealth Group Inc.	3.875%	12/15/28	500	525
	UnitedHealth Group Inc.	2.875%	8/15/29	475	469
	UnitedHealth Group Inc.	2.000%	5/15/30	2,935	2,709
	UnitedHealth Group Inc.	2.300%	5/15/31	2,900	2,722
	UnitedHealth Group Inc.	6.500%	6/15/37	200	265
	UnitedHealth Group Inc.	6.625%	11/15/37	325	435
	UnitedHealth Group Inc.	6.875%	2/15/38	1,355	1,887
	UnitedHealth Group Inc.	3.500%	8/15/39	1,510	1,501
	UnitedHealth Group Inc.	2.750%	5/15/40	2,245	2,014
	UnitedHealth Group Inc.	5.950%	2/15/41	240	308
	UnitedHealth Group Inc.	3.050%	5/15/41	1,400	1,305
	UnitedHealth Group Inc.	4.375%	3/15/42	325	354
	UnitedHealth Group Inc.	3.950%	10/15/42	800	828
	UnitedHealth Group Inc.	4.250%	3/15/43	75	81
	UnitedHealth Group Inc.	4.750%	7/15/45	1,315	1,524
	UnitedHealth Group Inc.	4.200%	1/15/47	775	841
	UnitedHealth Group Inc.	4.250%	4/15/47	950	1,036
	UnitedHealth Group Inc.	4.250%	6/15/48	1,200	1,318
	UnitedHealth Group Inc.	4.450%	12/15/48	1,100	1,240
	UnitedHealth Group Inc.	3.700%	8/15/49	680	692
	UnitedHealth Group Inc.	2.900%	5/15/50	520	462
	UnitedHealth Group Inc.	3.250%	5/15/51	1,900	1,795
	UnitedHealth Group Inc.	3.875%	8/15/59	2,250	2,332
	UnitedHealth Group Inc.	3.125%	5/15/60	2,640	2,364

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	Universal Health Services Inc.	2.650%	10/15/30	700	636
[9]	UPMC	3.600%	4/3/25	400	403
	Utah Acquisition Sub Inc.	3.950%	6/15/26	1,100	1,093
	Utah Acquisition Sub Inc.	5.250%	6/15/46	2,250	2,224
	Viatris Inc.	1.650%	6/22/25	600	558
	Viatris Inc.	2.300%	6/22/27	1,350	1,229
	Viatris Inc.	2.700%	6/22/30	525	463
	Viatris Inc.	3.850%	6/22/40	425	368
	Viatris Inc.	4.000%	6/22/50	925	781
[9]	WakeMed	3.286%	10/1/52	500	443
[9]	Willis-Knighton Medical Center	4.813%	9/1/48	200	227
[9]	Willis-Knighton Medical Center	3.065%	3/1/51	500	420
	Wyeth LLC	7.250%	3/1/23	350	366
	Wyeth LLC	6.450%	2/1/24	780	835
	Wyeth LLC	6.500%	2/1/34	500	649
	Wyeth LLC	6.000%	2/15/36	410	517
	Wyeth LLC	5.950%	4/1/37	1,605	2,037
[9]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	500	391
	Zeneca Wilmington Inc.	7.000%	11/15/23	600	643
	Zimmer Biomet Holdings Inc.	1.450%	11/22/24	700	671
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	1,000	992
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	700	639
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	200	231
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	280	282
	Zoetis Inc.	4.500%	11/13/25	350	366
	Zoetis Inc.	3.000%	9/12/27	800	794
	Zoetis Inc.	3.900%	8/20/28	400	411
	Zoetis Inc.	2.000%	5/15/30	575	517
	Zoetis Inc.	4.700%	2/1/43	900	1,006
	Zoetis Inc.	3.950%	9/12/47	400	412
	Zoetis Inc.	4.450%	8/20/48	325	362
	Zoetis Inc.	3.000%	5/15/50	250	223
					631,219
Industrials (0.8%)
[9]	3M Co.	3.250%	2/14/24	400	405
	3M Co.	2.000%	2/14/25	600	587
	3M Co.	2.650%	4/15/25	1,069	1,062
[9]	3M Co.	2.250%	9/19/26	100	97
	3M Co.	2.875%	10/15/27	1,639	1,632
[9]	3M Co.	3.375%	3/1/29	650	661
	3M Co.	2.375%	8/26/29	1,555	1,479
	3M Co.	3.050%	4/15/30	600	596
[9]	3M Co.	3.125%	9/19/46	1,125	1,014
[9]	3M Co.	3.625%	10/15/47	450	446
[9]	3M Co.	4.000%	9/14/48	182	193
	3M Co.	3.250%	8/26/49	375	351
	3M Co.	3.700%	4/15/50	1,200	1,208
	Acuity Brands Lighting Inc.	2.150%	12/15/30	705	620
	Allegion plc	3.500%	10/1/29	325	315
	Allegion US Holding Co. Inc.	3.200%	10/1/24	128	126
	Allegion US Holding Co. Inc.	3.550%	10/1/27	350	344
[9]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	750	672
[9]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	204	197
[9]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	332	319

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	765	717
[9]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	174	162
[9]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	379	366
[9]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	324	309
[9]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	196	185
	Amphenol Corp.	3.200%	4/1/24	200	201
	Amphenol Corp.	2.050%	3/1/25	170	165
	Amphenol Corp.	4.350%	6/1/29	300	316
	Amphenol Corp.	2.800%	2/15/30	750	710
	Amphenol Corp.	2.200%	9/15/31	400	356
[9]	BNSF Funding Trust I	6.613%	12/15/55	325	344
	Boeing Co.	2.800%	3/1/23	345	346
	Boeing Co.	4.508%	5/1/23	2,625	2,670
	Boeing Co.	1.875%	6/15/23	500	495
	Boeing Co.	1.950%	2/1/24	500	490
	Boeing Co.	1.433%	2/4/24	2,225	2,153
	Boeing Co.	2.800%	3/1/24	450	448
	Boeing Co.	2.850%	10/30/24	450	444
	Boeing Co.	4.875%	5/1/25	3,980	4,110
	Boeing Co.	2.750%	2/1/26	500	485
	Boeing Co.	2.196%	2/4/26	5,000	4,731
	Boeing Co.	3.100%	5/1/26	400	393
	Boeing Co.	2.250%	6/15/26	325	306
	Boeing Co.	2.700%	2/1/27	1,715	1,647
	Boeing Co.	2.800%	3/1/27	1,846	1,763
	Boeing Co.	5.040%	5/1/27	1,760	1,851
	Boeing Co.	3.250%	2/1/28	1,350	1,304
	Boeing Co.	3.250%	3/1/28	275	265
	Boeing Co.	3.450%	11/1/28	1,000	967
	Boeing Co.	3.200%	3/1/29	900	859
	Boeing Co.	2.950%	2/1/30	500	463
	Boeing Co.	5.150%	5/1/30	3,915	4,170
	Boeing Co.	3.625%	2/1/31	4,350	4,233
	Boeing Co.	6.125%	2/15/33	325	368
	Boeing Co.	3.600%	5/1/34	1,375	1,285
	Boeing Co.	3.250%	2/1/35	600	537
	Boeing Co.	6.625%	2/15/38	100	119
	Boeing Co.	3.500%	3/1/39	200	174
	Boeing Co.	6.875%	3/15/39	285	354
	Boeing Co.	5.875%	2/15/40	545	610
	Boeing Co.	5.705%	5/1/40	3,965	4,441
	Boeing Co.	3.375%	6/15/46	450	372
	Boeing Co.	3.650%	3/1/47	475	404
	Boeing Co.	3.850%	11/1/48	200	175
	Boeing Co.	3.900%	5/1/49	650	587
	Boeing Co.	3.750%	2/1/50	1,100	984
	Boeing Co.	5.805%	5/1/50	5,000	5,770
	Boeing Co.	3.825%	3/1/59	225	188
	Boeing Co.	3.950%	8/1/59	360	313
	Boeing Co.	5.930%	5/1/60	3,415	3,953
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	625	635
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	400	408
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	400	407
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	250	252

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	275	281
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	794
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	875	888
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	160
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	775	998
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	625	781
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	675	786
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,225	1,482
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	200	230
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	624
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	500	542
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	850	932
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	593
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,100	1,270
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	1,600	1,776
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	500	530
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	600	680
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	550	569
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	225	242
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	1,875	1,991
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	575	622
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	745	677
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	800	763
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	575	509
	Canadian National Railway Co.	2.950%	11/21/24	288	288
	Canadian National Railway Co.	2.750%	3/1/26	375	372
	Canadian National Railway Co.	6.250%	8/1/34	350	442
	Canadian National Railway Co.	6.200%	6/1/36	350	439
	Canadian National Railway Co.	6.375%	11/15/37	350	449
	Canadian National Railway Co.	3.200%	8/2/46	500	470
	Canadian National Railway Co.	4.450%	1/20/49	1,000	1,131
	Canadian National Railway Co.	2.450%	5/1/50	1,700	1,386
	Canadian Pacific Railway Co.	1.350%	12/2/24	1,000	961
	Canadian Pacific Railway Co.	2.900%	2/1/25	100	100
	Canadian Pacific Railway Co.	1.750%	12/2/26	1,000	944
	Canadian Pacific Railway Co.	2.050%	3/5/30	400	367
	Canadian Pacific Railway Co.	7.125%	10/15/31	275	351
	Canadian Pacific Railway Co.	2.450%	12/2/31	930	862
	Canadian Pacific Railway Co.	5.750%	3/15/33	425	508
	Canadian Pacific Railway Co.	5.950%	5/15/37	775	954
	Canadian Pacific Railway Co.	3.000%	12/2/41	2,000	1,805
	Canadian Pacific Railway Co.	4.800%	8/1/45	675	757
	Canadian Pacific Railway Co.	3.100%	12/2/51	1,500	1,334
	Canadian Pacific Railway Co.	6.125%	9/15/15	830	1,067
	Carrier Global Corp.	2.242%	2/15/25	1,600	1,555
	Carrier Global Corp.	2.493%	2/15/27	1,475	1,408
	Carrier Global Corp.	2.722%	2/15/30	2,625	2,467
	Carrier Global Corp.	2.700%	2/15/31	390	364
	Carrier Global Corp.	3.377%	4/5/40	1,950	1,775
	Carrier Global Corp.	3.577%	4/5/50	1,900	1,738
[9]	Caterpillar Financial Services Corp.	1.950%	11/18/22	1,300	1,304
[9]	Caterpillar Financial Services Corp.	2.550%	11/29/22	1,000	1,005
[9]	Caterpillar Financial Services Corp.	3.450%	5/15/23	1,400	1,418
	Caterpillar Financial Services Corp.	0.650%	7/7/23	500	490
[9]	Caterpillar Financial Services Corp.	0.450%	9/14/23	1,825	1,779
[9]	Caterpillar Financial Services Corp.	3.650%	12/7/23	400	408
[9]	Caterpillar Financial Services Corp.	0.950%	1/10/24	925	902
[9]	Caterpillar Financial Services Corp.	2.850%	5/17/24	325	327

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Caterpillar Financial Services Corp.	3.300%	6/9/24	730	741
[9]	Caterpillar Financial Services Corp.	0.600%	9/13/24	500	477
[9]	Caterpillar Financial Services Corp.	3.250%	12/1/24	1,572	1,597
[9]	Caterpillar Financial Services Corp.	1.450%	5/15/25	375	360
[9]	Caterpillar Financial Services Corp.	0.800%	11/13/25	825	767
	Caterpillar Financial Services Corp.	2.400%	8/9/26	200	196
[9]	Caterpillar Financial Services Corp.	1.150%	9/14/26	500	464
[9]	Caterpillar Financial Services Corp.	1.700%	1/8/27	500	474
[9]	Caterpillar Financial Services Corp.	1.100%	9/14/27	1,500	1,367
	Caterpillar Inc.	3.400%	5/15/24	450	457
	Caterpillar Inc.	2.600%	4/9/30	3,135	3,055
	Caterpillar Inc.	6.050%	8/15/36	720	916
	Caterpillar Inc.	5.200%	5/27/41	475	576
	Caterpillar Inc.	3.803%	8/15/42	1,504	1,560
	Caterpillar Inc.	4.300%	5/15/44	375	412
	Caterpillar Inc.	3.250%	9/19/49	1,600	1,553
	Caterpillar Inc.	3.250%	4/9/50	700	680
	CH Robinson Worldwide Inc.	4.200%	4/15/28	125	129
	CNH Industrial Capital LLC	1.950%	7/2/23	250	248
	CNH Industrial Capital LLC	4.200%	1/15/24	2,455	2,509
	CNH Industrial Capital LLC	1.875%	1/15/26	260	246
	CNH Industrial Capital LLC	1.450%	7/15/26	400	369
[9]	CNH Industrial NV	3.850%	11/15/27	375	378
[9]	Continental Airlines Pass-Through Trust Class A Series 2012-2	4.000%	10/29/24	391	391
	Crane Co.	4.450%	12/15/23	400	409
	Crane Co.	4.200%	3/15/48	525	533
	CSX Corp.	3.400%	8/1/24	400	405
	CSX Corp.	3.350%	11/1/25	400	403
	CSX Corp.	2.600%	11/1/26	200	196
	CSX Corp.	3.250%	6/1/27	650	653
	CSX Corp.	3.800%	3/1/28	1,275	1,313
	CSX Corp.	4.250%	3/15/29	900	954
	CSX Corp.	2.400%	2/15/30	2,525	2,384
	CSX Corp.	6.150%	5/1/37	1,000	1,254
	CSX Corp.	6.220%	4/30/40	599	770
	CSX Corp.	5.500%	4/15/41	725	867
	CSX Corp.	4.750%	5/30/42	460	509
	CSX Corp.	4.400%	3/1/43	93	98
	CSX Corp.	4.100%	3/15/44	800	819
	CSX Corp.	3.800%	11/1/46	400	401
	CSX Corp.	4.300%	3/1/48	1,000	1,068
	CSX Corp.	4.500%	3/15/49	900	988
	CSX Corp.	3.800%	4/15/50	605	611
	CSX Corp.	2.500%	5/15/51	500	404
	CSX Corp.	4.250%	11/1/66	500	517
	CSX Corp.	4.650%	3/1/68	275	304
	Cummins Inc.	3.650%	10/1/23	350	355
	Cummins Inc.	0.750%	9/1/25	821	763
	Cummins Inc.	1.500%	9/1/30	800	693
	Cummins Inc.	4.875%	10/1/43	525	587
	Cummins Inc.	2.600%	9/1/50	600	484
	Deere & Co.	2.750%	4/15/25	750	749
	Deere & Co.	5.375%	10/16/29	455	523
	Deere & Co.	3.100%	4/15/30	770	772
	Deere & Co.	7.125%	3/3/31	400	519
	Deere & Co.	3.900%	6/9/42	1,000	1,064
	Deere & Co.	2.875%	9/7/49	200	183

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Deere & Co.	3.750%	4/15/50	650	691
[12]	Delta Air Lines Inc.	7.000%	5/1/25	1,169	1,251
[12]	Delta Air Lines Inc.	4.750%	10/20/28	500	504
[9]	Delta Air Lines Pass-Through Trust Class AA Series 2019-1	3.204%	4/25/24	430	429
[9]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	364	333
	Dover Corp.	2.950%	11/4/29	575	560
	Dover Corp.	5.375%	3/1/41	280	322
	Eaton Corp.	2.750%	11/2/22	1,075	1,081
	Eaton Corp.	3.103%	9/15/27	665	666
	Eaton Corp.	4.000%	11/2/32	717	753
	Eaton Corp.	4.150%	11/2/42	75	78
	Eaton Corp.	3.915%	9/15/47	550	552
	Emerson Electric Co.	3.150%	6/1/25	450	452
	Emerson Electric Co.	0.875%	10/15/26	2,000	1,838
	Emerson Electric Co.	1.800%	10/15/27	750	703
	Emerson Electric Co.	2.000%	12/21/28	1,000	932
	Emerson Electric Co.	1.950%	10/15/30	375	341
	Emerson Electric Co.	2.200%	12/21/31	900	830
	Emerson Electric Co.	5.250%	11/15/39	135	156
	Emerson Electric Co.	2.750%	10/15/50	450	382
	Emerson Electric Co.	2.800%	12/21/51	900	772
	FedEx Corp.	3.250%	4/1/26	500	506
	FedEx Corp.	3.400%	2/15/28	1,000	1,005
	FedEx Corp.	3.100%	8/5/29	825	812
	FedEx Corp.	4.250%	5/15/30	1,600	1,678
	FedEx Corp.	2.400%	5/15/31	450	412
	FedEx Corp.	3.900%	2/1/35	200	199
	FedEx Corp.	3.250%	5/15/41	450	404
	FedEx Corp.	3.875%	8/1/42	200	193
	FedEx Corp.	4.100%	4/15/43	300	295
	FedEx Corp.	5.100%	1/15/44	600	670
	FedEx Corp.	4.100%	2/1/45	300	293
	FedEx Corp.	4.750%	11/15/45	1,075	1,146
	FedEx Corp.	4.550%	4/1/46	2,050	2,154
	FedEx Corp.	4.400%	1/15/47	800	823
	FedEx Corp.	4.050%	2/15/48	700	691
	FedEx Corp.	4.950%	10/17/48	750	835
	FedEx Corp.	5.250%	5/15/50	1,150	1,335
	FedEx Corp.	4.500%	2/1/65	150	153
[9]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	757	686
	Flowserve Corp.	3.500%	10/1/30	500	474
	Fortive Corp.	3.150%	6/15/26	585	583
	Fortive Corp.	4.300%	6/15/46	425	447
	General Dynamics Corp.	2.250%	11/15/22	900	902
	General Dynamics Corp.	3.375%	5/15/23	700	708
	General Dynamics Corp.	1.875%	8/15/23	500	497
	General Dynamics Corp.	3.250%	4/1/25	525	531
	General Dynamics Corp.	3.500%	5/15/25	1,500	1,527
	General Dynamics Corp.	2.125%	8/15/26	250	242
	General Dynamics Corp.	3.500%	4/1/27	350	357
	General Dynamics Corp.	2.625%	11/15/27	500	488
	General Dynamics Corp.	3.750%	5/15/28	705	725
	General Dynamics Corp.	3.625%	4/1/30	755	779
	General Dynamics Corp.	2.250%	6/1/31	500	469
	General Dynamics Corp.	4.250%	4/1/40	570	621

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Dynamics Corp.	3.600%	11/15/42	625	626
[9]	General Electric Co.	3.150%	9/7/22	318	320
[9]	General Electric Co.	6.750%	3/15/32	1,185	1,493
[9]	General Electric Co.	5.875%	1/14/38	2,512	3,020
	Honeywell International Inc.	2.150%	8/8/22	600	601
	Honeywell International Inc.	0.483%	8/19/22	140	140
	Honeywell International Inc.	3.350%	12/1/23	1,175	1,191
	Honeywell International Inc.	2.300%	8/15/24	800	797
	Honeywell International Inc.	1.350%	6/1/25	3,730	3,583
	Honeywell International Inc.	2.500%	11/1/26	1,150	1,135
	Honeywell International Inc.	1.100%	3/1/27	1,150	1,060
	Honeywell International Inc.	2.700%	8/15/29	350	344
	Honeywell International Inc.	1.950%	6/1/30	1,125	1,038
	Honeywell International Inc.	1.750%	9/1/31	1,150	1,030
	Honeywell International Inc.	5.700%	3/15/36	300	372
	Honeywell International Inc.	5.700%	3/15/37	305	379
	Honeywell International Inc.	5.375%	3/1/41	855	1,061
[12]	Huntington Ingalls Industries Inc.	0.670%	8/16/23	500	485
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	250	253
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	400	395
[12]	Huntington Ingalls Industries Inc.	2.043%	8/16/28	2,500	2,260
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	800	828
	IDEX Corp.	3.000%	5/1/30	300	282
	Illinois Tool Works Inc.	3.500%	3/1/24	1,145	1,164
	Illinois Tool Works Inc.	2.650%	11/15/26	1,100	1,088
	Illinois Tool Works Inc.	3.900%	9/1/42	800	821
	JB Hunt Transport Services Inc.	3.300%	8/15/22	400	401
	JB Hunt Transport Services Inc.	3.875%	3/1/26	650	664
[9]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	654	650
[9]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	457	422
[9]	John Deere Capital Corp.	3.450%	6/7/23	200	202
[9]	John Deere Capital Corp.	0.700%	7/5/23	375	368
[9]	John Deere Capital Corp.	0.400%	10/10/23	500	486
	John Deere Capital Corp.	3.650%	10/12/23	200	204
[9]	John Deere Capital Corp.	0.900%	1/10/24	700	681
[9]	John Deere Capital Corp.	0.450%	1/17/24	1,000	967
[9]	John Deere Capital Corp.	2.600%	3/7/24	400	401
[9]	John Deere Capital Corp.	3.350%	6/12/24	700	711
[9]	John Deere Capital Corp.	0.625%	9/10/24	925	885
[9]	John Deere Capital Corp.	2.050%	1/9/25	575	566
[9]	John Deere Capital Corp.	1.250%	1/10/25	1,000	962
[9]	John Deere Capital Corp.	3.450%	3/13/25	1,225	1,245
[9]	John Deere Capital Corp.	3.400%	9/11/25	325	330
[9]	John Deere Capital Corp.	0.700%	1/15/26	500	463
[9]	John Deere Capital Corp.	2.650%	6/10/26	300	297
[9]	John Deere Capital Corp.	1.050%	6/17/26	500	464
[9]	John Deere Capital Corp.	2.250%	9/14/26	1,647	1,601
[9]	John Deere Capital Corp.	1.700%	1/11/27	2,000	1,888
[9]	John Deere Capital Corp.	2.800%	9/8/27	250	248
[9]	John Deere Capital Corp.	3.050%	1/6/28	600	601
[9]	John Deere Capital Corp.	1.500%	3/6/28	500	461
[9]	John Deere Capital Corp.	3.450%	3/7/29	623	640
[9]	John Deere Capital Corp.	2.800%	7/18/29	490	482
[9]	John Deere Capital Corp.	2.450%	1/9/30	1,000	958
	John Deere Capital Corp.	1.450%	1/15/31	500	439
[9]	Johnson Controls International plc	3.625%	7/2/24	442	448

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Johnson Controls International plc	3.900%	2/14/26	219	224
	Johnson Controls International plc	1.750%	9/15/30	500	447
	Johnson Controls International plc	2.000%	9/16/31	500	440
[9]	Johnson Controls International plc	6.000%	1/15/36	210	258
[9]	Johnson Controls International plc	4.625%	7/2/44	800	860
[9]	Johnson Controls International plc	5.125%	9/14/45	80	90
	Johnson Controls International plc	4.500%	2/15/47	400	422
[9]	Johnson Controls International plc	4.950%	7/2/64	286	302
[9]	Kansas City Southern	3.000%	5/15/23	400	401
	Kansas City Southern	2.875%	11/15/29	550	529
[9]	Kansas City Southern	4.300%	5/15/43	500	509
[9]	Kansas City Southern	4.950%	8/15/45	500	554
	Kansas City Southern	3.500%	5/1/50	1,600	1,491
	Kennametal Inc.	4.625%	6/15/28	1,000	1,038
	Keysight Technologies Inc.	4.550%	10/30/24	734	755
	Keysight Technologies Inc.	4.600%	4/6/27	375	393
	Keysight Technologies Inc.	3.000%	10/30/29	425	406
	Kirby Corp.	4.200%	3/1/28	1,200	1,192
	L3Harris Technologies Inc.	3.850%	6/15/23	775	786
	L3Harris Technologies Inc.	3.950%	5/28/24	270	274
	L3Harris Technologies Inc.	3.832%	4/27/25	550	557
	L3Harris Technologies Inc.	3.850%	12/15/26	831	846
[9]	L3Harris Technologies Inc.	4.400%	6/15/28	600	624
	L3Harris Technologies Inc.	2.900%	12/15/29	750	721
	L3Harris Technologies Inc.	1.800%	1/15/31	600	522
	L3Harris Technologies Inc.	4.854%	4/27/35	100	109
	L3Harris Technologies Inc.	5.054%	4/27/45	475	541
	Lennox International Inc.	3.000%	11/15/23	100	100
	Lennox International Inc.	1.350%	8/1/25	500	469
	Lennox International Inc.	1.700%	8/1/27	500	458
	Lockheed Martin Corp.	2.900%	3/1/25	463	465
	Lockheed Martin Corp.	3.550%	1/15/26	1,200	1,230
	Lockheed Martin Corp.	3.600%	3/1/35	485	490
	Lockheed Martin Corp.	4.500%	5/15/36	565	624
[9]	Lockheed Martin Corp.	6.150%	9/1/36	1,915	2,430
	Lockheed Martin Corp.	5.720%	6/1/40	316	393
	Lockheed Martin Corp.	4.070%	12/15/42	3,275	3,476
	Lockheed Martin Corp.	3.800%	3/1/45	750	767
	Lockheed Martin Corp.	4.700%	5/15/46	1,050	1,215
	Lockheed Martin Corp.	2.800%	6/15/50	700	614
	Lockheed Martin Corp.	4.090%	9/15/52	622	683
	Norfolk Southern Corp.	3.850%	1/15/24	200	203
	Norfolk Southern Corp.	3.650%	8/1/25	415	421
	Norfolk Southern Corp.	7.800%	5/15/27	100	121
	Norfolk Southern Corp.	3.150%	6/1/27	125	124
	Norfolk Southern Corp.	3.800%	8/1/28	750	767
	Norfolk Southern Corp.	2.550%	11/1/29	1,200	1,150
	Norfolk Southern Corp.	3.000%	3/15/32	550	537
	Norfolk Southern Corp.	4.837%	10/1/41	565	638
	Norfolk Southern Corp.	3.950%	10/1/42	425	429
	Norfolk Southern Corp.	4.450%	6/15/45	975	1,050
	Norfolk Southern Corp.	4.650%	1/15/46	300	336
	Norfolk Southern Corp.	3.942%	11/1/47	850	868
	Norfolk Southern Corp.	4.150%	2/28/48	50	52
	Norfolk Southern Corp.	4.100%	5/15/49	615	645
	Norfolk Southern Corp.	3.400%	11/1/49	330	308
	Norfolk Southern Corp.	3.050%	5/15/50	1,600	1,428
	Norfolk Southern Corp.	4.050%	8/15/52	973	1,014

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Norfolk Southern Corp.	3.155%	5/15/55	756	676
	Norfolk Southern Corp.	4.100%	5/15/21	500	470
	Northrop Grumman Corp.	3.250%	8/1/23	500	505
	Northrop Grumman Corp.	2.930%	1/15/25	1,300	1,298
	Northrop Grumman Corp.	3.200%	2/1/27	675	677
	Northrop Grumman Corp.	3.250%	1/15/28	3,400	3,401
	Northrop Grumman Corp.	4.400%	5/1/30	1,540	1,651
	Northrop Grumman Corp.	5.150%	5/1/40	2,165	2,524
	Northrop Grumman Corp.	5.050%	11/15/40	850	985
	Northrop Grumman Corp.	4.750%	6/1/43	1,550	1,747
	Northrop Grumman Corp.	4.030%	10/15/47	2,950	3,102
	Northrop Grumman Corp.	5.250%	5/1/50	795	994
	nVent Finance Sarl	4.550%	4/15/28	300	309
	Oshkosh Corp.	4.600%	5/15/28	400	410
	Oshkosh Corp.	3.100%	3/1/30	80	75
	Otis Worldwide Corp.	2.056%	4/5/25	1,575	1,535
	Otis Worldwide Corp.	2.293%	4/5/27	1,350	1,281
	Otis Worldwide Corp.	2.565%	2/15/30	1,400	1,308
	Otis Worldwide Corp.	3.112%	2/15/40	2,000	1,775
	Otis Worldwide Corp.	3.362%	2/15/50	550	487
[9]	PACCAR Financial Corp.	2.300%	8/10/22	250	251
	PACCAR Financial Corp.	3.400%	8/9/23	300	303
[9]	PACCAR Financial Corp.	0.350%	8/11/23	500	487
[9]	PACCAR Financial Corp.	0.350%	2/2/24	500	482
[9]	PACCAR Financial Corp.	2.150%	8/15/24	250	247
[9]	PACCAR Financial Corp.	0.900%	11/8/24	500	478
[9]	PACCAR Financial Corp.	1.800%	2/6/25	750	728
	Parker-Hannifin Corp.	2.700%	6/14/24	475	472
[9]	Parker-Hannifin Corp.	3.300%	11/21/24	467	470
	Parker-Hannifin Corp.	3.250%	3/1/27	1,879	1,879
	Parker-Hannifin Corp.	3.250%	6/14/29	1,000	987
[9]	Parker-Hannifin Corp.	4.200%	11/21/34	200	204
[9]	Parker-Hannifin Corp.	6.250%	5/15/38	575	707
	Parker-Hannifin Corp.	4.100%	3/1/47	500	499
	Parker-Hannifin Corp.	4.000%	6/14/49	950	945
	Precision Castparts Corp.	3.250%	6/15/25	675	683
	Precision Castparts Corp.	3.900%	1/15/43	375	382
	Precision Castparts Corp.	4.375%	6/15/45	275	297
	Raytheon Technologies Corp.	3.200%	3/15/24	775	784
	Raytheon Technologies Corp.	3.950%	8/16/25	1,680	1,734
	Raytheon Technologies Corp.	3.500%	3/15/27	2,885	2,928
	Raytheon Technologies Corp.	3.125%	5/4/27	975	978
	Raytheon Technologies Corp.	7.200%	8/15/27	75	89
	Raytheon Technologies Corp.	4.125%	11/16/28	3,445	3,602
	Raytheon Technologies Corp.	2.250%	7/1/30	500	463
	Raytheon Technologies Corp.	1.900%	9/1/31	925	820
	Raytheon Technologies Corp.	2.375%	3/15/32	950	874
	Raytheon Technologies Corp.	5.400%	5/1/35	500	588
	Raytheon Technologies Corp.	6.050%	6/1/36	585	727
	Raytheon Technologies Corp.	6.125%	7/15/38	463	583
	Raytheon Technologies Corp.	4.450%	11/16/38	1,000	1,085
	Raytheon Technologies Corp.	4.875%	10/15/40	225	253
	Raytheon Technologies Corp.	4.700%	12/15/41	925	1,018
	Raytheon Technologies Corp.	4.500%	6/1/42	3,150	3,468
	Raytheon Technologies Corp.	4.800%	12/15/43	285	319
	Raytheon Technologies Corp.	4.150%	5/15/45	1,025	1,057
	Raytheon Technologies Corp.	3.750%	11/1/46	900	890
	Raytheon Technologies Corp.	4.350%	4/15/47	1,325	1,424

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Raytheon Technologies Corp.	4.050%	5/4/47	1,500	1,546
	Raytheon Technologies Corp.	3.125%	7/1/50	1,475	1,327
	Raytheon Technologies Corp.	2.820%	9/1/51	925	781
	Raytheon Technologies Corp.	3.030%	3/15/52	950	836
	Republic Services Inc.	2.500%	8/15/24	60	59
	Republic Services Inc.	3.200%	3/15/25	500	500
	Republic Services Inc.	0.875%	11/15/25	500	458
	Republic Services Inc.	2.900%	7/1/26	2,322	2,295
	Republic Services Inc.	2.300%	3/1/30	725	668
	Republic Services Inc.	1.450%	2/15/31	500	424
	Republic Services Inc.	1.750%	2/15/32	625	537
	Republic Services Inc.	6.200%	3/1/40	475	597
	Republic Services Inc.	5.700%	5/15/41	300	360
	Republic Services Inc.	3.050%	3/1/50	650	567
	Rockwell Automation Inc.	0.350%	8/15/23	500	486
	Rockwell Automation Inc.	3.500%	3/1/29	350	360
	Rockwell Automation Inc.	1.750%	8/15/31	500	442
	Rockwell Automation Inc.	4.200%	3/1/49	575	613
	Rockwell Automation Inc.	2.800%	8/15/61	500	403
[9]	Ryder System Inc.	3.750%	6/9/23	1,490	1,508
[9]	Ryder System Inc.	3.650%	3/18/24	550	556
[9]	Ryder System Inc.	2.500%	9/1/24	250	247
[9]	Ryder System Inc.	4.625%	6/1/25	581	602
[9]	Ryder System Inc.	1.750%	9/1/26	500	466
[9]	Ryder System Inc.	2.900%	12/1/26	325	316
[9]	Ryder System Inc.	2.850%	3/1/27	200	194
	Southwest Airlines Co.	4.750%	5/4/23	675	690
	Southwest Airlines Co.	5.250%	5/4/25	3,500	3,673
	Southwest Airlines Co.	3.000%	11/15/26	400	393
	Southwest Airlines Co.	5.125%	6/15/27	1,925	2,058
	Southwest Airlines Co.	3.450%	11/16/27	540	535
	Southwest Airlines Co.	2.625%	2/10/30	400	368
[9]	Southwest Airlines Co. Pass-Through Trust Series 2007-1	6.150%	8/1/22	11	11
[9]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/28	215	209
	Teledyne Technologies Inc.	0.650%	4/1/23	500	491
	Teledyne Technologies Inc.	0.950%	4/1/24	500	480
	Teledyne Technologies Inc.	2.250%	4/1/28	500	464
	Teledyne Technologies Inc.	2.750%	4/1/31	900	834
	Textron Inc.	4.300%	3/1/24	625	637
	Textron Inc.	3.875%	3/1/25	225	229
	Textron Inc.	4.000%	3/15/26	300	307
	Textron Inc.	3.650%	3/15/27	2,044	2,059
	Textron Inc.	3.375%	3/1/28	325	322
	Textron Inc.	3.900%	9/17/29	250	255
	Timken Co.	3.875%	9/1/24	200	201
	Timken Co.	4.500%	12/15/28	400	410
	Trane Technologies Global Holding Co. Ltd.	4.250%	6/15/23	900	917
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	1,200	1,208
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	1,350	1,365
	Trane Technologies Luxembourg Finance SA	3.500%	3/21/26	325	327
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	975	992

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Trane Technologies Luxembourg Finance SA	4.650%	11/1/44	150	161
	Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	350	370
	Trimble Inc.	4.150%	6/15/23	100	101
	Trimble Inc.	4.750%	12/1/24	600	617
	Trimble Inc.	4.900%	6/15/28	400	415
	Triton Container International Ltd.	3.250%	3/15/32	500	460
	Tyco Electronics Group SA	3.450%	8/1/24	1,000	1,010
	Tyco Electronics Group SA	3.125%	8/15/27	450	449
	Tyco Electronics Group SA	2.500%	2/4/32	500	465
	Tyco Electronics Group SA	7.125%	10/1/37	550	743
	Union Pacific Corp.	2.750%	4/15/23	200	201
	Union Pacific Corp.	3.500%	6/8/23	600	608
	Union Pacific Corp.	3.646%	2/15/24	325	330
	Union Pacific Corp.	3.150%	3/1/24	400	404
	Union Pacific Corp.	3.250%	1/15/25	400	403
	Union Pacific Corp.	3.750%	7/15/25	930	952
	Union Pacific Corp.	3.250%	8/15/25	900	906
	Union Pacific Corp.	2.750%	3/1/26	648	644
	Union Pacific Corp.	2.150%	2/5/27	707	679
	Union Pacific Corp.	3.000%	4/15/27	240	241
	Union Pacific Corp.	2.400%	2/5/30	1,475	1,398
	Union Pacific Corp.	2.375%	5/20/31	500	469
	Union Pacific Corp.	2.800%	2/14/32	500	481
	Union Pacific Corp.	3.375%	2/1/35	900	886
	Union Pacific Corp.	2.891%	4/6/36	1,800	1,682
	Union Pacific Corp.	3.600%	9/15/37	708	710
	Union Pacific Corp.	3.200%	5/20/41	1,500	1,420
	Union Pacific Corp.	4.050%	3/1/46	500	521
	Union Pacific Corp.	3.350%	8/15/46	550	514
	Union Pacific Corp.	3.250%	2/5/50	850	794
	Union Pacific Corp.	3.799%	10/1/51	1,082	1,105
	Union Pacific Corp.	2.950%	3/10/52	500	444
	Union Pacific Corp.	3.500%	2/14/53	500	488
	Union Pacific Corp.	3.950%	8/15/59	425	436
	Union Pacific Corp.	3.839%	3/20/60	1,106	1,118
	Union Pacific Corp.	2.973%	9/16/62	2,025	1,712
	Union Pacific Corp.	4.100%	9/15/67	350	364
	Union Pacific Corp.	3.750%	2/5/70	1,400	1,367
	Union Pacific Corp.	3.799%	4/6/71	1,700	1,685
	Union Pacific Corp.	3.850%	2/14/72	500	496
[9]	United Airlines Pass-Through Trust Class A Series 2012-1	4.150%	4/11/24	524	523
[9]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	440	441
[9]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	482	481
[9]	United Airlines Pass-Through Trust Class A Series 2015-1	3.700%	12/1/22	200	200
[9]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450%	7/7/28	305	281
[9]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	2,673	2,737
[9]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	202	196
[9]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	420	405

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	398	400
[9]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	444	406
[9]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	1,123	1,102
	United Parcel Service Inc.	2.800%	11/15/24	950	954
	United Parcel Service Inc.	3.900%	4/1/25	1,200	1,236
	United Parcel Service Inc.	2.400%	11/15/26	2,609	2,555
	United Parcel Service Inc.	2.500%	9/1/29	400	386
	United Parcel Service Inc.	4.450%	4/1/30	1,000	1,091
	United Parcel Service Inc.	6.200%	1/15/38	505	661
	United Parcel Service Inc.	5.200%	4/1/40	465	559
	United Parcel Service Inc.	4.875%	11/15/40	350	410
	United Parcel Service Inc.	3.625%	10/1/42	300	303
	United Parcel Service Inc.	3.400%	11/15/46	390	386
	United Parcel Service Inc.	4.250%	3/15/49	800	900
	United Parcel Service Inc.	3.400%	9/1/49	200	200
	United Parcel Service Inc.	5.300%	4/1/50	2,870	3,755
	Valmont Industries Inc.	5.000%	10/1/44	475	504
	Valmont Industries Inc.	5.250%	10/1/54	300	329
	Vontier Corp.	1.800%	4/1/26	500	452
	Vontier Corp.	2.400%	4/1/28	500	440
	Vontier Corp.	2.950%	4/1/31	500	444
	Waste Connections Inc.	4.250%	12/1/28	2,091	2,174
	Waste Connections Inc.	3.500%	5/1/29	950	954
	Waste Connections Inc.	2.600%	2/1/30	500	471
	Waste Connections Inc.	2.200%	1/15/32	700	627
	Waste Connections Inc.	3.050%	4/1/50	300	260
	Waste Connections Inc.	2.950%	1/15/52	700	599
	Waste Management Inc.	2.400%	5/15/23	1,100	1,100
	Waste Management Inc.	0.750%	11/15/25	500	462
	Waste Management Inc.	3.150%	11/15/27	1,600	1,605
	Waste Management Inc.	1.150%	3/15/28	500	447
	Waste Management Inc.	1.500%	3/15/31	1,400	1,205
	Waste Management Inc.	2.950%	6/1/41	500	452
	Waste Management Inc.	2.500%	11/15/50	500	404
	Westinghouse Air Brake Technologies Corp.	4.400%	3/15/24	1,100	1,121
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	1,070	1,053
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	725	714
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	750	792
	WW Grainger Inc.	1.850%	2/15/25	475	462
	WW Grainger Inc.	4.600%	6/15/45	825	910
	WW Grainger Inc.	3.750%	5/15/46	325	324
	WW Grainger Inc.	4.200%	5/15/47	350	373
	Xylem Inc.	3.250%	11/1/26	300	300
	Xylem Inc.	1.950%	1/30/28	250	232
	Xylem Inc.	2.250%	1/30/31	400	363
	Xylem Inc.	4.375%	11/1/46	475	486
					452,022
Materials (0.3%)
	Air Products and Chemicals Inc.	3.350%	7/31/24	1,200	1,217
	Air Products and Chemicals Inc.	1.850%	5/15/27	150	142
	Air Products and Chemicals Inc.	2.050%	5/15/30	700	645

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Air Products and Chemicals Inc.	2.700%	5/15/40	600	534
	Air Products and Chemicals Inc.	2.800%	5/15/50	1,000	875
	Albemarle Corp.	4.150%	12/1/24	532	544
	Albemarle Corp.	5.450%	12/1/44	325	364
	Amcor Finance USA Inc.	4.500%	5/15/28	500	528
[9]	Amcor Flexibles North America Inc.	3.100%	9/15/26	300	297
	Amcor Flexibles North America Inc.	2.630%	6/19/30	500	462
	Amcor Flexibles North America Inc.	2.690%	5/25/31	500	460
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	750	700
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	700	654
	ArcelorMittal SA	4.550%	3/11/26	400	412
	ArcelorMittal SA	4.250%	7/16/29	400	407
	ArcelorMittal SA	7.000%	10/15/39	809	959
	ArcelorMittal SA	6.750%	3/1/41	480	567
	Barrick Gold Corp.	6.450%	10/15/35	375	465
	Barrick Gold Corp.	5.250%	4/1/42	500	579
	Barrick North America Finance LLC	5.700%	5/30/41	770	935
	Barrick North America Finance LLC	5.750%	5/1/43	250	305
	Barrick PD Australia Finance Pty. Ltd.	5.950%	10/15/39	675	832
	Berry Global Inc.	0.950%	2/15/24	1,100	1,051
	Berry Global Inc.	1.570%	1/15/26	1,400	1,307
	Berry Global Inc.	1.650%	1/15/27	1,000	911
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	475	485
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	150	168
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	850	902
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	2,350	2,789
	Cabot Corp.	4.000%	7/1/29	240	242
	Carlisle Cos. Inc.	3.750%	11/15/22	175	176
	Carlisle Cos. Inc.	3.500%	12/1/24	150	151
	Carlisle Cos. Inc.	3.750%	12/1/27	650	660
	Carlisle Cos. Inc.	2.750%	3/1/30	675	629
	Celanese US Holdings LLC	3.500%	5/8/24	400	401
	Celanese US Holdings LLC	1.400%	8/5/26	500	451
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	304
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	850	861
	CF Industries Inc.	3.450%	6/1/23	225	228
	CF Industries Inc.	5.150%	3/15/34	700	778
	CF Industries Inc.	4.950%	6/1/43	775	834
	CF Industries Inc.	5.375%	3/15/44	700	790
	Dow Chemical Co.	4.550%	11/30/25	50	52
	Dow Chemical Co.	3.625%	5/15/26	800	811
	Dow Chemical Co.	7.375%	11/1/29	58	73
	Dow Chemical Co.	2.100%	11/15/30	750	675
	Dow Chemical Co.	4.250%	10/1/34	386	399
	Dow Chemical Co.	9.400%	5/15/39	556	888
	Dow Chemical Co.	5.250%	11/15/41	375	426
	Dow Chemical Co.	4.375%	11/15/42	1,300	1,351
	Dow Chemical Co.	4.625%	10/1/44	400	423
	Dow Chemical Co.	5.550%	11/30/48	1,450	1,769
	Dow Chemical Co.	4.800%	5/15/49	925	1,021
	Dow Chemical Co.	3.600%	11/15/50	750	698
	DuPont de Nemours Inc.	4.205%	11/15/23	2,050	2,098
	DuPont de Nemours Inc.	4.493%	11/15/25	1,500	1,561
	DuPont de Nemours Inc.	4.725%	11/15/28	2,725	2,920
	DuPont de Nemours Inc.	5.319%	11/15/38	1,625	1,872
	DuPont de Nemours Inc.	5.419%	11/15/48	1,600	1,937
	Eastman Chemical Co.	3.800%	3/15/25	1,073	1,086
	Eastman Chemical Co.	4.500%	12/1/28	125	129

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eastman Chemical Co.	4.800%	9/1/42	490	516
	Eastman Chemical Co.	4.650%	10/15/44	850	876
	Ecolab Inc.	0.900%	12/15/23	200	195
	Ecolab Inc.	2.700%	11/1/26	600	593
	Ecolab Inc.	1.650%	2/1/27	200	188
	Ecolab Inc.	3.250%	12/1/27	1,400	1,423
	Ecolab Inc.	4.800%	3/24/30	700	775
	Ecolab Inc.	1.300%	1/30/31	500	431
	Ecolab Inc.	2.125%	2/1/32	300	275
	Ecolab Inc.	2.700%	12/15/51	400	343
	Ecolab Inc.	2.750%	8/18/55	978	818
	EI du Pont de Nemours & Co.	1.700%	7/15/25	700	671
	EI du Pont de Nemours & Co.	2.300%	7/15/30	400	372
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	250	254
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	1,173	1,243
	FMC Corp.	4.100%	2/1/24	750	761
	FMC Corp.	3.200%	10/1/26	300	298
	FMC Corp.	3.450%	10/1/29	400	394
	FMC Corp.	4.500%	10/1/49	400	415
	Freeport-McMoRan Inc.	4.550%	11/14/24	100	103
	Freeport-McMoRan Inc.	5.000%	9/1/27	500	514
	Freeport-McMoRan Inc.	4.125%	3/1/28	1,245	1,245
	Freeport-McMoRan Inc.	4.375%	8/1/28	600	603
	Freeport-McMoRan Inc.	5.250%	9/1/29	500	524
	Freeport-McMoRan Inc.	4.250%	3/1/30	500	503
	Freeport-McMoRan Inc.	4.625%	8/1/30	700	716
	Freeport-McMoRan Inc.	5.400%	11/14/34	700	778
	Freeport-McMoRan Inc.	5.450%	3/15/43	1,700	1,908
[12]	Georgia-Pacific LLC	0.625%	5/15/24	1,000	955
	Georgia-Pacific LLC	8.875%	5/15/31	700	982
	Huntsman International LLC	4.500%	5/1/29	250	258
	Huntsman International LLC	2.950%	6/15/31	300	277
	International Flavors & Fragrances Inc.	3.200%	5/1/23	100	100
	International Flavors & Fragrances Inc.	4.450%	9/26/28	415	431
	International Flavors & Fragrances Inc.	4.375%	6/1/47	550	554
	International Flavors & Fragrances Inc.	5.000%	9/26/48	500	549
	International Paper Co.	5.000%	9/15/35	150	168
	International Paper Co.	7.300%	11/15/39	805	1,071
	International Paper Co.	6.000%	11/15/41	300	359
	International Paper Co.	4.800%	6/15/44	600	640
	International Paper Co.	4.350%	8/15/48	450	473
	Kinross Gold Corp.	5.950%	3/15/24	400	418
	Kinross Gold Corp.	4.500%	7/15/27	100	103
	Linde Inc.	2.650%	2/5/25	500	497
	Linde Inc.	1.100%	8/10/30	500	430
	Linde Inc.	3.550%	11/7/42	300	305
	Linde Inc.	2.000%	8/10/50	700	531
	LYB International Finance BV	4.000%	7/15/23	284	289
	LYB International Finance BV	5.250%	7/15/43	700	779
	LYB International Finance BV	4.875%	3/15/44	900	956
	LYB International Finance III LLC	1.250%	10/1/25	1,962	1,817
	LYB International Finance III LLC	2.250%	10/1/30	900	812
	LYB International Finance III LLC	3.375%	10/1/40	600	539
	LYB International Finance III LLC	4.200%	10/15/49	560	555
	LYB International Finance III LLC	4.200%	5/1/50	850	837
	LYB International Finance III LLC	3.625%	4/1/51	1,300	1,172
	LYB International Finance III LLC	3.800%	10/1/60	500	441
	LyondellBasell Industries NV	4.625%	2/26/55	910	928

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Martin Marietta Materials Inc.	0.650%	7/15/23	169	165
	Martin Marietta Materials Inc.	4.250%	7/2/24	1,150	1,177
	Martin Marietta Materials Inc.	3.450%	6/1/27	500	502
[9]	Martin Marietta Materials Inc.	2.500%	3/15/30	375	344
	Martin Marietta Materials Inc.	2.400%	7/15/31	506	454
	Martin Marietta Materials Inc.	4.250%	12/15/47	600	599
	Martin Marietta Materials Inc.	3.200%	7/15/51	743	634
	Mosaic Co.	4.250%	11/15/23	1,000	1,022
	Mosaic Co.	4.050%	11/15/27	600	615
	Mosaic Co.	5.450%	11/15/33	100	115
	Mosaic Co.	5.625%	11/15/43	425	511
	NewMarket Corp.	2.700%	3/18/31	500	458
	Newmont Corp.	2.800%	10/1/29	550	526
	Newmont Corp.	2.250%	10/1/30	1,600	1,461
	Newmont Corp.	2.600%	7/15/32	1,000	920
[9]	Newmont Corp.	5.875%	4/1/35	725	854
	Newmont Corp.	6.250%	10/1/39	500	632
	Newmont Corp.	4.875%	3/15/42	1,450	1,637
	Nucor Corp.	4.000%	8/1/23	325	332
	Nucor Corp.	2.000%	6/1/25	1,014	983
	Nucor Corp.	2.700%	6/1/30	300	285
	Nucor Corp.	3.125%	4/1/32	500	483
	Nucor Corp.	2.979%	12/15/55	1,400	1,153
	Nutrien Ltd.	1.900%	5/13/23	400	397
	Nutrien Ltd.	3.000%	4/1/25	250	249
	Nutrien Ltd.	4.000%	12/15/26	500	516
	Nutrien Ltd.	2.950%	5/13/30	1,175	1,132
	Nutrien Ltd.	4.125%	3/15/35	1,250	1,270
	Nutrien Ltd.	5.875%	12/1/36	300	359
	Nutrien Ltd.	5.625%	12/1/40	385	459
	Nutrien Ltd.	4.900%	6/1/43	225	247
	Nutrien Ltd.	5.250%	1/15/45	286	329
	Nutrien Ltd.	5.000%	4/1/49	1,199	1,388
	Packaging Corp. of America	3.650%	9/15/24	500	506
	Packaging Corp. of America	3.400%	12/15/27	400	401
	Packaging Corp. of America	3.000%	12/15/29	950	920
	Packaging Corp. of America	4.050%	12/15/49	200	202
	Packaging Corp. of America	3.050%	10/1/51	100	85
	PPG Industries Inc.	2.400%	8/15/24	300	296
	PPG Industries Inc.	1.200%	3/15/26	500	463
	PPG Industries Inc.	2.550%	6/15/30	600	563
	Reliance Steel & Aluminum Co.	4.500%	4/15/23	360	366
	Reliance Steel & Aluminum Co.	1.300%	8/15/25	675	632
	Reliance Steel & Aluminum Co.	2.150%	8/15/30	1,800	1,613
	Rio Tinto Alcan Inc.	6.125%	12/15/33	325	411
	Rio Tinto Alcan Inc.	5.750%	6/1/35	450	550
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	272
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	565	678
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	2,400	2,079
	Rio Tinto Finance USA plc	4.750%	3/22/42	1,100	1,248
	Rio Tinto Finance USA plc	4.125%	8/21/42	119	128
	Rohm & Haas Co.	7.850%	7/15/29	150	191
	RPM International Inc.	3.750%	3/15/27	150	152
	RPM International Inc.	4.550%	3/1/29	275	288
	RPM International Inc.	2.950%	1/15/32	500	458
	RPM International Inc.	5.250%	6/1/45	75	84
	RPM International Inc.	4.250%	1/15/48	450	455
	Sherwin-Williams Co.	3.125%	6/1/24	1,925	1,937

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sherwin-Williams Co.	3.450%	8/1/25	900	905
	Sherwin-Williams Co.	3.950%	1/15/26	600	619
	Sherwin-Williams Co.	3.450%	6/1/27	300	301
	Sherwin-Williams Co.	2.950%	8/15/29	700	675
	Sherwin-Williams Co.	2.300%	5/15/30	500	458
	Sherwin-Williams Co.	2.200%	3/15/32	500	444
	Sherwin-Williams Co.	4.000%	12/15/42	220	211
	Sherwin-Williams Co.	4.550%	8/1/45	270	281
	Sherwin-Williams Co.	4.500%	6/1/47	1,100	1,162
	Sherwin-Williams Co.	3.800%	8/15/49	504	485
	Sherwin-Williams Co.	3.300%	5/15/50	800	710
	Sherwin-Williams Co.	2.900%	3/15/52	500	411
	Sonoco Products Co.	3.125%	5/1/30	700	674
	Southern Copper Corp.	3.875%	4/23/25	650	657
	Southern Copper Corp.	7.500%	7/27/35	1,175	1,513
	Southern Copper Corp.	6.750%	4/16/40	750	957
	Southern Copper Corp.	5.250%	11/8/42	1,100	1,248
	Southern Copper Corp.	5.875%	4/23/45	1,405	1,726
	Steel Dynamics Inc.	2.800%	12/15/24	725	718
	Steel Dynamics Inc.	2.400%	6/15/25	300	291
	Steel Dynamics Inc.	1.650%	10/15/27	1,300	1,180
	Steel Dynamics Inc.	3.450%	4/15/30	1,275	1,257
	Steel Dynamics Inc.	3.250%	1/15/31	1,300	1,261
	Steel Dynamics Inc.	3.250%	10/15/50	500	429
	Suzano Austria GmbH	6.000%	1/15/29	1,050	1,134
	Suzano Austria GmbH	5.000%	1/15/30	1,200	1,226
	Suzano Austria GmbH	3.750%	1/15/31	1,300	1,224
[9]	Suzano Austria GmbH	3.125%	1/15/32	1,800	1,605
	Teck Resources Ltd.	3.900%	7/15/30	1,000	998
	Teck Resources Ltd.	6.125%	10/1/35	1,025	1,208
	Teck Resources Ltd.	6.000%	8/15/40	150	172
	Teck Resources Ltd.	6.250%	7/15/41	800	958
	Vale Overseas Ltd.	6.250%	8/10/26	1,228	1,347
	Vale Overseas Ltd.	3.750%	7/8/30	1,100	1,061
	Vale Overseas Ltd.	8.250%	1/17/34	375	486
	Vale Overseas Ltd.	6.875%	11/21/36	1,980	2,391
	Vale Overseas Ltd.	6.875%	11/10/39	1,060	1,293
	Vale SA	5.625%	9/11/42	923	991
	Vulcan Materials Co.	4.500%	4/1/25	250	258
	Vulcan Materials Co.	3.500%	6/1/30	575	571
	Vulcan Materials Co.	4.500%	6/15/47	1,050	1,106
	Westlake Corp.	3.375%	6/15/30	900	881
	Westlake Corp.	2.875%	8/15/41	350	294
	Westlake Corp.	5.000%	8/15/46	825	909
	Westlake Corp.	4.375%	11/15/47	435	440
	Westlake Corp.	3.125%	8/15/51	500	415
	Westlake Corp.	3.375%	8/15/61	900	729
	WestRock MWV LLC	8.200%	1/15/30	475	608
	WestRock MWV LLC	7.950%	2/15/31	275	354
	WRKCo Inc.	3.000%	9/15/24	525	522
	WRKCo Inc.	4.650%	3/15/26	600	626
	WRKCo Inc.	3.375%	9/15/27	1,325	1,311
	WRKCo Inc.	4.000%	3/15/28	800	817
	WRKCo Inc.	3.900%	6/1/28	607	609
	WRKCo Inc.	4.900%	3/15/29	1,325	1,427
	WRKCo Inc.	4.200%	6/1/32	700	727
	WRKCo Inc.	3.000%	6/15/33	1,000	934
					168,542

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Real Estate (0.4%)
	Agree LP	2.000%	6/15/28	500	454
	Agree LP	2.600%	6/15/33	500	441
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	598	602
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	300	310
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	200	204
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	350	357
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	200	213
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	1,529	1,450
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	500	540
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	388	429
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	600	591
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	500	438
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	3,000	2,535
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	715	673
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	200	226
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	565	560
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	500	421
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	715	665
	American Assets Trust LP	3.375%	2/1/31	500	470
	American Campus Communities Operating Partnership LP	3.750%	4/15/23	225	227
	American Campus Communities Operating Partnership LP	4.125%	7/1/24	250	255
	American Campus Communities Operating Partnership LP	3.300%	7/15/26	313	311
	American Campus Communities Operating Partnership LP	3.625%	11/15/27	300	298
	American Campus Communities Operating Partnership LP	2.850%	2/1/30	500	469
	American Campus Communities Operating Partnership LP	3.875%	1/30/31	250	252
	American Homes 4 Rent LP	4.900%	2/15/29	325	346
	American Homes 4 Rent LP	2.375%	7/15/31	675	597
	American Homes 4 Rent LP	3.375%	7/15/51	500	419
	American Tower Corp.	5.000%	2/15/24	1,900	1,966
	American Tower Corp.	3.375%	5/15/24	500	502
	American Tower Corp.	2.950%	1/15/25	885	876
	American Tower Corp.	1.600%	4/15/26	500	464
	American Tower Corp.	1.450%	9/15/26	550	503
	American Tower Corp.	3.375%	10/15/26	1,069	1,059
	American Tower Corp.	2.750%	1/15/27	2,709	2,601
	American Tower Corp.	3.125%	1/15/27	975	952
[8]	American Tower Corp.	3.650%	3/15/27	600	599
	American Tower Corp.	3.550%	7/15/27	1,100	1,092
	American Tower Corp.	3.600%	1/15/28	500	495
	American Tower Corp.	1.500%	1/31/28	1,000	884
	American Tower Corp.	3.800%	8/15/29	1,475	1,470
	American Tower Corp.	2.900%	1/15/30	1,490	1,388
	American Tower Corp.	2.100%	6/15/30	560	489
	American Tower Corp.	1.875%	10/15/30	700	597
	American Tower Corp.	2.700%	4/15/31	500	453
	American Tower Corp.	2.300%	9/15/31	550	480
[8]	American Tower Corp.	4.050%	3/15/32	600	602
	American Tower Corp.	3.700%	10/15/49	500	447
	American Tower Corp.	3.100%	6/15/50	560	453
	American Tower Corp.	2.950%	1/15/51	1,000	789
[9]	AvalonBay Communities Inc.	2.850%	3/15/23	200	201
[9]	AvalonBay Communities Inc.	4.200%	12/15/23	865	882

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	AvalonBay Communities Inc.	3.500%	11/15/24	1,050	1,061
[9]	AvalonBay Communities Inc.	3.450%	6/1/25	425	428
[9]	AvalonBay Communities Inc.	2.950%	5/11/26	250	248
[9]	AvalonBay Communities Inc.	2.900%	10/15/26	50	49
[9]	AvalonBay Communities Inc.	3.350%	5/15/27	300	300
[9]	AvalonBay Communities Inc.	3.200%	1/15/28	350	346
	AvalonBay Communities Inc.	1.900%	12/1/28	500	456
[9]	AvalonBay Communities Inc.	2.300%	3/1/30	500	465
[9]	AvalonBay Communities Inc.	2.450%	1/15/31	855	805
	AvalonBay Communities Inc.	2.050%	1/15/32	1,500	1,356
[9]	AvalonBay Communities Inc.	3.900%	10/15/46	255	261
	Boston Properties LP	3.125%	9/1/23	1,375	1,383
	Boston Properties LP	3.800%	2/1/24	2,521	2,556
	Boston Properties LP	3.200%	1/15/25	550	550
	Boston Properties LP	2.750%	10/1/26	475	463
	Boston Properties LP	2.900%	3/15/30	1,000	947
	Boston Properties LP	3.250%	1/30/31	600	581
	Boston Properties LP	2.550%	4/1/32	500	451
	Brandywine Operating Partnership LP	3.950%	11/15/27	1,950	1,957
	Brixmor Operating Partnership LP	3.650%	6/15/24	1,300	1,309
	Brixmor Operating Partnership LP	3.850%	2/1/25	475	480
	Brixmor Operating Partnership LP	4.125%	6/15/26	400	409
	Brixmor Operating Partnership LP	3.900%	3/15/27	300	302
	Brixmor Operating Partnership LP	2.250%	4/1/28	2,000	1,829
	Brixmor Operating Partnership LP	4.125%	5/15/29	1,088	1,114
	Brixmor Operating Partnership LP	4.050%	7/1/30	1,400	1,404
	Camden Property Trust	2.950%	12/15/22	1,000	1,004
	Camden Property Trust	4.100%	10/15/28	250	261
	Camden Property Trust	3.150%	7/1/29	100	99
	Camden Property Trust	2.800%	5/15/30	1,735	1,671
	Camden Property Trust	3.350%	11/1/49	800	749
	CBRE Services Inc.	4.875%	3/1/26	625	657
	CBRE Services Inc.	2.500%	4/1/31	500	452
	Corporate Office Properties LP	2.900%	12/1/33	1,975	1,734
	Crown Castle International Corp.	3.150%	7/15/23	625	629
	Crown Castle International Corp.	3.200%	9/1/24	525	526
	Crown Castle International Corp.	1.350%	7/15/25	522	488
	Crown Castle International Corp.	4.450%	2/15/26	1,405	1,448
	Crown Castle International Corp.	3.700%	6/15/26	1,175	1,183
	Crown Castle International Corp.	1.050%	7/15/26	500	453
	Crown Castle International Corp.	4.000%	3/1/27	500	508
	Crown Castle International Corp.	2.900%	3/15/27	700	677
	Crown Castle International Corp.	3.650%	9/1/27	1,190	1,186
	Crown Castle International Corp.	3.800%	2/15/28	525	525
	Crown Castle International Corp.	3.100%	11/15/29	400	380
	Crown Castle International Corp.	3.300%	7/1/30	1,300	1,244
	Crown Castle International Corp.	2.250%	1/15/31	1,250	1,102
	Crown Castle International Corp.	2.100%	4/1/31	500	433
	Crown Castle International Corp.	2.500%	7/15/31	600	537
	Crown Castle International Corp.	2.900%	4/1/41	1,300	1,080
	Crown Castle International Corp.	4.750%	5/15/47	300	314
	Crown Castle International Corp.	5.200%	2/15/49	430	480
	Crown Castle International Corp.	4.150%	7/1/50	700	682
	Crown Castle International Corp.	3.250%	1/15/51	1,200	1,010
	CubeSmart LP	4.000%	11/15/25	160	163
	CubeSmart LP	3.125%	9/1/26	425	421
	CubeSmart LP	2.250%	12/15/28	500	455
	CubeSmart LP	4.375%	2/15/29	150	157

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
CubeSmart LP	3.000%	2/15/30	500	479
CubeSmart LP	2.000%	2/15/31	300	261
CubeSmart LP	2.500%	2/15/32	500	448
CyrusOne LP	2.900%	11/15/24	1,505	1,512
CyrusOne LP	2.150%	11/1/30	500	500
Digital Realty Trust LP	4.450%	7/15/28	1,350	1,405
Digital Realty Trust LP	3.600%	7/1/29	1,100	1,093
Duke Realty LP	3.250%	6/30/26	1,075	1,070
Duke Realty LP	3.375%	12/15/27	250	248
Duke Realty LP	4.000%	9/15/28	500	511
Duke Realty LP	2.875%	11/15/29	250	240
Duke Realty LP	1.750%	7/1/30	750	654
Duke Realty LP	3.050%	3/1/50	175	149
EPR Properties	4.500%	6/1/27	564	559
EPR Properties	3.750%	8/15/29	686	647
EPR Properties	3.600%	11/15/31	545	495
Equinix Inc.	2.625%	11/18/24	2,900	2,858
Equinix Inc.	1.250%	7/15/25	500	466
Equinix Inc.	1.000%	9/15/25	500	459
Equinix Inc.	1.450%	5/15/26	420	386
Equinix Inc.	2.900%	11/18/26	1,250	1,214
Equinix Inc.	1.800%	7/15/27	1,150	1,048
Equinix Inc.	1.550%	3/15/28	116	103
Equinix Inc.	2.000%	5/15/28	250	225
Equinix Inc.	3.200%	11/18/29	1,000	961
Equinix Inc.	2.150%	7/15/30	825	724
Equinix Inc.	2.500%	5/15/31	850	764
Equinix Inc.	3.000%	7/15/50	400	323
Equinix Inc.	2.950%	9/15/51	400	320
Equinix Inc.	3.400%	2/15/52	400	349
ERP Operating LP	3.000%	4/15/23	625	629
ERP Operating LP	3.375%	6/1/25	350	354
ERP Operating LP	2.850%	11/1/26	1,300	1,278
ERP Operating LP	3.500%	3/1/28	500	503
ERP Operating LP	4.150%	12/1/28	300	311
ERP Operating LP	3.000%	7/1/29	250	245
ERP Operating LP	2.500%	2/15/30	300	284
ERP Operating LP	1.850%	8/1/31	600	533
ERP Operating LP	4.500%	7/1/44	550	603
ERP Operating LP	4.500%	6/1/45	350	378
Essex Portfolio LP	3.250%	5/1/23	50	50
Essex Portfolio LP	3.875%	5/1/24	275	279
Essex Portfolio LP	3.500%	4/1/25	200	201
Essex Portfolio LP	3.375%	4/15/26	963	964
Essex Portfolio LP	4.000%	3/1/29	280	289
Essex Portfolio LP	3.000%	1/15/30	405	390
Essex Portfolio LP	1.650%	1/15/31	877	751
Essex Portfolio LP	2.650%	3/15/32	455	416
Essex Portfolio LP	4.500%	3/15/48	1,000	1,058
Extra Space Storage LP	3.900%	4/1/29	500	502
Extra Space Storage LP	2.550%	6/1/31	500	451
Extra Space Storage LP	2.350%	3/15/32	500	440
Federal Realty Investment Trust	2.750%	6/1/23	325	324
Federal Realty Investment Trust	3.250%	7/15/27	225	221
Federal Realty Investment Trust	3.200%	6/15/29	75	73
Federal Realty Investment Trust	4.500%	12/1/44	825	839
GLP Capital LP	5.375%	11/1/23	500	513
GLP Capital LP	3.350%	9/1/24	300	297

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	GLP Capital LP	5.250%	6/1/25	625	644
	GLP Capital LP	5.375%	4/15/26	1,100	1,148
	GLP Capital LP	5.750%	6/1/28	100	108
	GLP Capital LP	5.300%	1/15/29	825	867
	GLP Capital LP	4.000%	1/15/30	570	556
	GLP Capital LP	4.000%	1/15/31	800	776
	Healthcare Realty Trust Inc.	3.625%	1/15/28	300	298
	Healthcare Realty Trust Inc.	2.400%	3/15/30	300	272
	Healthcare Trust of America Holdings LP	3.500%	8/1/26	877	877
	Healthcare Trust of America Holdings LP	3.750%	7/1/27	400	405
	Healthcare Trust of America Holdings LP	3.100%	2/15/30	395	376
	Healthcare Trust of America Holdings LP	2.000%	3/15/31	500	433
	Healthpeak Properties Inc.	3.400%	2/1/25	213	214
	Healthpeak Properties Inc.	3.250%	7/15/26	150	150
	Healthpeak Properties Inc.	3.500%	7/15/29	500	500
	Healthpeak Properties Inc.	3.000%	1/15/30	4,000	3,845
	Healthpeak Properties Inc.	2.875%	1/15/31	100	95
	Healthpeak Properties Inc.	6.750%	2/1/41	175	232
	Highwoods Realty LP	4.125%	3/15/28	850	863
	Highwoods Realty LP	3.050%	2/15/30	500	473
	Highwoods Realty LP	2.600%	2/1/31	500	453
[9]	Host Hotels & Resorts LP	4.000%	6/15/25	728	736
[9]	Host Hotels & Resorts LP	3.375%	12/15/29	400	381
[9]	Host Hotels & Resorts LP	3.500%	9/15/30	1,213	1,155
[9]	Host Hotels & Resorts LP	2.900%	12/15/31	1,000	895
	Hudson Pacific Properties LP	3.950%	11/1/27	250	252
	Hudson Pacific Properties LP	4.650%	4/1/29	200	209
	Hudson Pacific Properties LP	3.250%	1/15/30	240	230
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	675	614
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	675	591
	Kilroy Realty LP	3.450%	12/15/24	850	853
	Kilroy Realty LP	4.750%	12/15/28	350	369
	Kilroy Realty LP	3.050%	2/15/30	1,200	1,126
	Kilroy Realty LP	2.500%	11/15/32	500	435
	Kilroy Realty LP	2.650%	11/15/33	1,500	1,300
	Kimco Realty Corp.	3.375%	10/15/22	200	201
	Kimco Realty Corp.	3.500%	4/15/23	200	202
	Kimco Realty Corp.	3.125%	6/1/23	550	552
	Kimco Realty Corp.	4.450%	1/15/24	75	76
	Kimco Realty Corp.	3.300%	2/1/25	500	499
	Kimco Realty Corp.	2.800%	10/1/26	1,294	1,259
	Kimco Realty Corp.	1.900%	3/1/28	1,000	907
	Kimco Realty Corp.	2.700%	10/1/30	250	234
	Kimco Realty Corp.	2.250%	12/1/31	500	447
	Kimco Realty Corp.	3.200%	4/1/32	500	486
	Kimco Realty Corp.	4.250%	4/1/45	425	427
	Kimco Realty Corp.	4.450%	9/1/47	250	261
	Kite Realty Group LP	4.000%	10/1/26	725	725
	Life Storage LP	3.875%	12/15/27	100	101
	Life Storage LP	4.000%	6/15/29	125	127
	Life Storage LP	2.200%	10/15/30	500	442
	Life Storage LP	2.400%	10/15/31	950	839
	LifeStorage LP	3.500%	7/1/26	475	478

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
LXP Industrial Trust	2.700%	9/15/30	500	461
Mid-America Apartments LP	4.300%	10/15/23	350	356
Mid-America Apartments LP	3.750%	6/15/24	325	329
Mid-America Apartments LP	3.600%	6/1/27	1,000	1,007
Mid-America Apartments LP	2.750%	3/15/30	295	280
Mid-America Apartments LP	1.700%	2/15/31	900	779
Mid-America Apartments LP	2.875%	9/15/51	500	421
National Health Investors Inc.	3.000%	2/1/31	1,000	871
National Retail Properties Inc.	3.900%	6/15/24	275	279
National Retail Properties Inc.	4.000%	11/15/25	450	461
National Retail Properties Inc.	3.600%	12/15/26	449	452
National Retail Properties Inc.	3.500%	10/15/27	550	546
National Retail Properties Inc.	4.300%	10/15/28	300	307
National Retail Properties Inc.	2.500%	4/15/30	325	299
National Retail Properties Inc.	4.800%	10/15/48	250	269
National Retail Properties Inc.	3.100%	4/15/50	500	409
National Retail Properties Inc.	3.500%	4/15/51	500	438
National Retail Properties Inc.	3.000%	4/15/52	500	401
Office Properties Income Trust	4.250%	5/15/24	500	502
Office Properties Income Trust	4.500%	2/1/25	250	249
Office Properties Income Trust	2.650%	6/15/26	500	459
Office Properties Income Trust	2.400%	2/1/27	233	208
Office Properties Income Trust	3.450%	10/15/31	550	474
Omega Healthcare Investors Inc.	4.375%	8/1/23	452	459
Omega Healthcare Investors Inc.	4.950%	4/1/24	275	281
Omega Healthcare Investors Inc.	4.500%	1/15/25	281	286
Omega Healthcare Investors Inc.	5.250%	1/15/26	475	492
Omega Healthcare Investors Inc.	4.750%	1/15/28	300	304
Omega Healthcare Investors Inc.	3.625%	10/1/29	2,000	1,889
Omega Healthcare Investors Inc.	3.375%	2/1/31	750	686
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	1,000	883
Physicians Realty LP	4.300%	3/15/27	744	763
Physicians Realty LP	3.950%	1/15/28	300	303
Physicians Realty LP	2.625%	11/1/31	1,000	902
Piedmont Operating Partnership LP	3.400%	6/1/23	300	301
Piedmont Operating Partnership LP	4.450%	3/15/24	275	280
Piedmont Operating Partnership LP	3.150%	8/15/30	250	234
Piedmont Operating Partnership LP	2.750%	4/1/32	500	445
Prologis LP	3.250%	10/1/26	583	587
Prologis LP	2.125%	4/15/27	900	853
Prologis LP	3.875%	9/15/28	300	308
Prologis LP	4.375%	2/1/29	50	53
Prologis LP	2.250%	4/15/30	400	371
Prologis LP	1.250%	10/15/30	1,214	1,034
Prologis LP	1.625%	3/15/31	1,000	871
Prologis LP	4.375%	9/15/48	300	328
Prologis LP	3.000%	4/15/50	510	454
Prologis LP	2.125%	10/15/50	500	371
Public Storage	1.500%	11/9/26	575	540
Public Storage	3.094%	9/15/27	300	300
Public Storage	1.850%	5/1/28	600	554
Public Storage	1.950%	11/9/28	575	531
Public Storage	3.385%	5/1/29	420	426
Public Storage	2.300%	5/1/31	1,000	924
Public Storage	2.250%	11/9/31	575	526
Realty Income Corp.	4.600%	2/6/24	375	385
Realty Income Corp.	3.875%	7/15/24	250	254

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Realty Income Corp.	3.875%	4/15/25	200	204
	Realty Income Corp.	4.625%	11/1/25	738	772
	Realty Income Corp.	4.875%	6/1/26	350	369
	Realty Income Corp.	4.125%	10/15/26	775	800
	Realty Income Corp.	3.000%	1/15/27	525	518
	Realty Income Corp.	3.950%	8/15/27	475	489
	Realty Income Corp.	3.400%	1/15/28	1,000	998
	Realty Income Corp.	3.650%	1/15/28	1,290	1,310
	Realty Income Corp.	2.200%	6/15/28	500	464
	Realty Income Corp.	3.250%	6/15/29	575	571
	Realty Income Corp.	3.100%	12/15/29	500	488
	Realty Income Corp.	3.250%	1/15/31	2,000	1,967
	Realty Income Corp.	2.850%	12/15/32	500	472
	Realty Income Corp.	1.800%	3/15/33	500	417
	Realty Income Corp.	4.650%	3/15/47	820	916
	Regency Centers LP	3.600%	2/1/27	340	344
	Regency Centers LP	4.125%	3/15/28	250	259
	Regency Centers LP	2.950%	9/15/29	400	382
	Regency Centers LP	4.400%	2/1/47	400	413
	Rexford Industrial Realty LP	2.150%	9/1/31	650	562
	Sabra Health Care LP	5.125%	8/15/26	1,332	1,363
	Safehold Operating Partnership LP	2.850%	1/15/32	650	573
	Simon Property Group LP	2.750%	6/1/23	3,400	3,406
	Simon Property Group LP	3.750%	2/1/24	500	508
	Simon Property Group LP	2.000%	9/13/24	595	585
	Simon Property Group LP	3.500%	9/1/25	700	707
	Simon Property Group LP	3.300%	1/15/26	195	196
	Simon Property Group LP	3.250%	11/30/26	300	300
	Simon Property Group LP	1.375%	1/15/27	500	461
	Simon Property Group LP	3.375%	6/15/27	820	821
	Simon Property Group LP	3.375%	12/1/27	1,000	995
	Simon Property Group LP	1.750%	2/1/28	500	456
	Simon Property Group LP	2.450%	9/13/29	1,595	1,488
	Simon Property Group LP	2.650%	7/15/30	500	472
	Simon Property Group LP	2.200%	2/1/31	600	541
	Simon Property Group LP	2.250%	1/15/32	500	447
	Simon Property Group LP	2.650%	2/1/32	700	647
	Simon Property Group LP	6.750%	2/1/40	500	654
	Simon Property Group LP	4.750%	3/15/42	350	377
	Simon Property Group LP	4.250%	11/30/46	425	443
	Simon Property Group LP	3.250%	9/13/49	700	628
	Simon Property Group LP	3.800%	7/15/50	1,500	1,476
	SITE Centers Corp.	3.625%	2/1/25	463	463
	SITE Centers Corp.	4.250%	2/1/26	250	253
	SITE Centers Corp.	4.700%	6/1/27	1,000	1,036
	Spirit Realty LP	3.200%	1/15/27	315	309
	Spirit Realty LP	2.100%	3/15/28	1,200	1,089
	Spirit Realty LP	4.000%	7/15/29	245	248
	Spirit Realty LP	3.400%	1/15/30	520	501
	STORE Capital Corp.	4.500%	3/15/28	225	232
	STORE Capital Corp.	4.625%	3/15/29	300	312
	Sun Communities Operating LP	2.300%	11/1/28	725	658
	Sun Communities Operating LP	2.700%	7/15/31	500	451
	Tanger Properties LP	3.125%	9/1/26	723	700
	Tanger Properties LP	3.875%	7/15/27	250	249
[9]	UDR Inc.	2.950%	9/1/26	600	588
[9]	UDR Inc.	3.500%	7/1/27	150	151
[9]	UDR Inc.	3.500%	1/15/28	50	50

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	UDR Inc.	3.200%	1/15/30	240	233
[9]	UDR Inc.	2.100%	8/1/32	1,175	1,016
[9]	UDR Inc.	1.900%	3/15/33	1,000	836
	UDR Inc.	3.100%	11/1/34	265	245
	Ventas Realty LP	3.500%	4/15/24	325	326
	Ventas Realty LP	3.750%	5/1/24	200	202
	Ventas Realty LP	2.650%	1/15/25	456	448
	Ventas Realty LP	3.500%	2/1/25	59	59
	Ventas Realty LP	3.850%	4/1/27	275	281
	Ventas Realty LP	3.000%	1/15/30	325	311
	Ventas Realty LP	4.750%	11/15/30	450	482
	Ventas Realty LP	5.700%	9/30/43	325	384
	Ventas Realty LP	4.375%	2/1/45	250	254
	Ventas Realty LP	4.875%	4/15/49	650	711
	Vornado Realty LP	3.500%	1/15/25	425	423
	Vornado Realty LP	3.400%	6/1/31	500	468
	Welltower Inc.	4.500%	1/15/24	725	741
	Welltower Inc.	3.625%	3/15/24	225	227
	Welltower Inc.	4.000%	6/1/25	1,264	1,285
	Welltower Inc.	4.250%	4/1/26	856	880
	Welltower Inc.	2.700%	2/15/27	1,662	1,626
	Welltower Inc.	4.250%	4/15/28	750	778
	Welltower Inc.	4.125%	3/15/29	500	517
	Welltower Inc.	3.100%	1/15/30	1,250	1,206
	Welltower Inc.	2.750%	1/15/31	500	469
	Welltower Inc.	2.800%	6/1/31	700	653
	Welltower Inc.	2.750%	1/15/32	525	484
	Welltower Inc.	3.850%	6/15/32	500	504
	Welltower Inc.	6.500%	3/15/41	200	256
	Welltower Inc.	4.950%	9/1/48	400	451
	Weyerhaeuser Co.	4.000%	11/15/29	750	771
	Weyerhaeuser Co.	4.000%	4/15/30	800	824
	Weyerhaeuser Co.	7.375%	3/15/32	219	280
	Weyerhaeuser Co.	6.875%	12/15/33	125	156
	Weyerhaeuser Co.	4.000%	3/9/52	500	498
	WP Carey Inc.	4.600%	4/1/24	550	565
	WP Carey Inc.	4.000%	2/1/25	200	204
	WP Carey Inc.	4.250%	10/1/26	300	310
	WP Carey Inc.	3.850%	7/15/29	200	202
	WP Carey Inc.	2.250%	4/1/33	1,000	858
					231,264
Technology (0.9%)
	Adobe Inc.	1.900%	2/1/25	100	98
	Adobe Inc.	3.250%	2/1/25	800	811
	Adobe Inc.	2.150%	2/1/27	500	486
	Adobe Inc.	2.300%	2/1/30	1,100	1,039
	Advanced Micro Devices Inc.	2.950%	6/1/24	1,000	1,002
	Advanced Micro Devices Inc.	2.375%	6/1/30	550	511
	Altera Corp.	4.100%	11/15/23	750	768
	Amdocs Ltd.	2.538%	6/15/30	600	546
	Analog Devices Inc.	2.950%	4/1/25	300	301
	Analog Devices Inc.	3.500%	12/5/26	500	512
	Analog Devices Inc.	1.700%	10/1/28	800	735
	Analog Devices Inc.	2.100%	10/1/31	900	829
	Analog Devices Inc.	2.800%	10/1/41	950	857
	Analog Devices Inc.	2.950%	10/1/51	950	857
	Apple Inc.	2.400%	5/3/23	5,790	5,821
	Apple Inc.	0.750%	5/11/23	2,500	2,468

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Apple Inc.	3.000%	2/9/24	1,375	1,392
Apple Inc.	2.850%	5/11/24	2,500	2,521
Apple Inc.	1.800%	9/11/24	1,500	1,477
Apple Inc.	2.750%	1/13/25	1,200	1,203
Apple Inc.	1.125%	5/11/25	6,450	6,162
Apple Inc.	0.550%	8/20/25	1,000	932
Apple Inc.	0.700%	2/8/26	2,200	2,048
Apple Inc.	3.250%	2/23/26	3,805	3,878
Apple Inc.	2.450%	8/4/26	500	494
Apple Inc.	2.050%	9/11/26	3,000	2,912
Apple Inc.	3.350%	2/9/27	200	204
Apple Inc.	3.200%	5/11/27	2,700	2,746
Apple Inc.	2.900%	9/12/27	2,331	2,336
Apple Inc.	3.000%	11/13/27	1,025	1,032
Apple Inc.	1.200%	2/8/28	2,200	1,999
Apple Inc.	1.400%	8/5/28	2,000	1,825
Apple Inc.	2.200%	9/11/29	4,475	4,265
Apple Inc.	1.650%	5/11/30	2,000	1,813
Apple Inc.	1.250%	8/20/30	2,000	1,747
Apple Inc.	1.650%	2/8/31	2,500	2,248
Apple Inc.	1.700%	8/5/31	900	807
Apple Inc.	4.500%	2/23/36	825	943
Apple Inc.	2.375%	2/8/41	1,300	1,128
Apple Inc.	3.850%	5/4/43	2,825	2,970
Apple Inc.	4.450%	5/6/44	625	712
Apple Inc.	3.450%	2/9/45	2,344	2,326
Apple Inc.	4.375%	5/13/45	2,275	2,571
Apple Inc.	4.650%	2/23/46	3,720	4,385
Apple Inc.	3.850%	8/4/46	2,350	2,491
Apple Inc.	4.250%	2/9/47	800	897
Apple Inc.	3.750%	9/12/47	842	876
Apple Inc.	3.750%	11/13/47	1,000	1,045
Apple Inc.	2.950%	9/11/49	1,600	1,469
Apple Inc.	2.650%	5/11/50	1,855	1,608
Apple Inc.	2.400%	8/20/50	1,000	827
Apple Inc.	2.650%	2/8/51	2,700	2,334
Apple Inc.	2.700%	8/5/51	1,600	1,392
Apple Inc.	2.550%	8/20/60	1,500	1,229
Apple Inc.	2.800%	2/8/61	1,600	1,371
Apple Inc.	2.850%	8/5/61	1,300	1,124
Applied Materials Inc.	3.900%	10/1/25	756	778
Applied Materials Inc.	3.300%	4/1/27	1,065	1,081
Applied Materials Inc.	1.750%	6/1/30	350	317
Applied Materials Inc.	5.100%	10/1/35	400	465
Applied Materials Inc.	5.850%	6/15/41	250	325
Applied Materials Inc.	4.350%	4/1/47	1,225	1,394
Applied Materials Inc.	2.750%	6/1/50	550	488
Arrow Electronics Inc.	3.250%	9/8/24	509	510
Arrow Electronics Inc.	4.000%	4/1/25	300	304
Arrow Electronics Inc.	3.875%	1/12/28	250	252
Arrow Electronics Inc.	2.950%	2/15/32	400	368
Autodesk Inc.	4.375%	6/15/25	250	257
Autodesk Inc.	3.500%	6/15/27	375	377
Autodesk Inc.	2.850%	1/15/30	360	339
Autodesk Inc.	2.400%	12/15/31	900	808
Automatic Data Processing Inc.	3.375%	9/15/25	825	843
Automatic Data Processing Inc.	1.700%	5/15/28	1,000	930
Automatic Data Processing Inc.	1.250%	9/1/30	1,300	1,130

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Avnet Inc.	4.625%	4/15/26	450	464
	Avnet Inc.	3.000%	5/15/31	200	184
	Block Financial LLC	5.250%	10/1/25	350	368
	Block Financial LLC	2.500%	7/15/28	400	366
	Block Financial LLC	3.875%	8/15/30	600	588
	Broadcom Corp.	3.875%	1/15/27	3,150	3,171
	Broadcom Corp.	3.500%	1/15/28	800	786
	Broadcom Inc.	2.250%	11/15/23	700	694
	Broadcom Inc.	4.700%	4/15/25	1,600	1,659
	Broadcom Inc.	3.150%	11/15/25	1,233	1,225
	Broadcom Inc.	4.250%	4/15/26	3,600	3,696
	Broadcom Inc.	3.459%	9/15/26	1,588	1,583
[12]	Broadcom Inc.	1.950%	2/15/28	600	540
	Broadcom Inc.	4.110%	9/15/28	1,865	1,892
	Broadcom Inc.	4.750%	4/15/29	2,000	2,099
	Broadcom Inc.	5.000%	4/15/30	1,700	1,813
	Broadcom Inc.	4.150%	11/15/30	2,000	2,026
[12]	Broadcom Inc.	2.450%	2/15/31	2,200	1,956
	Broadcom Inc.	4.300%	11/15/32	1,500	1,521
[12]	Broadcom Inc.	2.600%	2/15/33	1,500	1,304
[12]	Broadcom Inc.	3.419%	4/15/33	2,692	2,512
[12]	Broadcom Inc.	3.469%	4/15/34	2,902	2,688
[12]	Broadcom Inc.	3.137%	11/15/35	1,360	1,199
[12]	Broadcom Inc.	3.187%	11/15/36	300	264
[12]	Broadcom Inc.	3.500%	2/15/41	2,100	1,874
[12]	Broadcom Inc.	3.750%	2/15/51	1,500	1,339
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	320	322
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	375	355
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	900	815
	Cadence Design Systems Inc.	4.375%	10/15/24	279	286
	CDW LLC	4.125%	5/1/25	300	302
	CDW LLC	4.250%	4/1/28	347	341
	CDW LLC	3.250%	2/15/29	487	447
[12]	CGI Inc.	1.450%	9/14/26	625	574
[12]	CGI Inc.	2.300%	9/14/31	400	350
	Cintas Corp. No. 2	3.700%	4/1/27	825	845
	Cisco Systems Inc.	2.200%	9/20/23	500	501
	Cisco Systems Inc.	3.625%	3/4/24	2,000	2,047
	Cisco Systems Inc.	2.950%	2/28/26	1,550	1,562
	Cisco Systems Inc.	2.500%	9/20/26	1,350	1,341
	Cisco Systems Inc.	5.900%	2/15/39	1,400	1,831
	Cisco Systems Inc.	5.500%	1/15/40	1,275	1,612
	Citrix Systems Inc.	1.250%	3/1/26	500	485
	Citrix Systems Inc.	4.500%	12/1/27	800	821
	Citrix Systems Inc.	3.300%	3/1/30	300	297
	Corning Inc.	4.700%	3/15/37	750	794
	Corning Inc.	5.750%	8/15/40	665	813
	Corning Inc.	4.750%	3/15/42	300	328
	Corning Inc.	4.375%	11/15/57	775	783
	Corning Inc.	5.850%	11/15/68	400	482
	Corning Inc.	5.450%	11/15/79	700	771
	Dell Inc.	7.100%	4/15/28	70	80
	Dell Inc.	6.500%	4/15/38	400	449
	Dell International LLC	5.450%	6/15/23	1,026	1,057
	Dell International LLC	4.000%	7/15/24	1,625	1,660
	Dell International LLC	5.850%	7/15/25	700	749
	Dell International LLC	6.020%	6/15/26	4,500	4,883
	Dell International LLC	4.900%	10/1/26	1,000	1,050

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dell International LLC	6.100%	7/15/27	800	886
	Dell International LLC	5.300%	10/1/29	1,650	1,797
	Dell International LLC	6.200%	7/15/30	1,675	1,920
	Dell International LLC	8.100%	7/15/36	972	1,284
[12]	Dell International LLC	3.375%	12/15/41	1,000	844
	Dell International LLC	8.350%	7/15/46	571	836
[12]	Dell International LLC	3.450%	12/15/51	1,200	978
	DXC Technology Co.	1.800%	9/15/26	700	643
	DXC Technology Co.	2.375%	9/15/28	2,600	2,351
	Equifax Inc.	3.950%	6/15/23	225	228
	Equifax Inc.	2.600%	12/1/24	200	198
	Equifax Inc.	2.600%	12/15/25	375	365
	Equifax Inc.	3.100%	5/15/30	445	425
	Equifax Inc.	2.350%	9/15/31	900	805
	Fidelity National Information Services Inc.	0.600%	3/1/24	500	479
	Fidelity National Information Services Inc.	1.150%	3/1/26	1,100	1,011
	Fidelity National Information Services Inc.	1.650%	3/1/28	700	627
	Fidelity National Information Services Inc.	3.750%	5/21/29	250	250
	Fidelity National Information Services Inc.	2.250%	3/1/31	1,200	1,061
	Fidelity National Information Services Inc.	3.100%	3/1/41	700	607
	Fiserv Inc.	3.800%	10/1/23	1,000	1,016
	Fiserv Inc.	2.750%	7/1/24	2,400	2,387
	Fiserv Inc.	3.850%	6/1/25	2,267	2,305
	Fiserv Inc.	3.200%	7/1/26	2,100	2,094
	Fiserv Inc.	2.250%	6/1/27	1,550	1,467
	Fiserv Inc.	4.200%	10/1/28	800	824
	Fiserv Inc.	3.500%	7/1/29	2,505	2,465
	Fiserv Inc.	2.650%	6/1/30	1,900	1,754
	Fiserv Inc.	4.400%	7/1/49	1,650	1,700
	Flex Ltd.	4.750%	6/15/25	25	26
	Flex Ltd.	4.875%	6/15/29	514	538
	Fortinet Inc.	1.000%	3/15/26	500	455
	Fortinet Inc.	2.200%	3/15/31	500	443
	Global Payments Inc.	3.750%	6/1/23	500	505
	Global Payments Inc.	4.000%	6/1/23	475	482
	Global Payments Inc.	1.500%	11/15/24	500	478
	Global Payments Inc.	2.650%	2/15/25	1,425	1,398
	Global Payments Inc.	1.200%	3/1/26	1,000	923
	Global Payments Inc.	4.800%	4/1/26	600	630
	Global Payments Inc.	2.150%	1/15/27	700	658
	Global Payments Inc.	4.450%	6/1/28	300	309
	Global Payments Inc.	3.200%	8/15/29	1,100	1,046
	Global Payments Inc.	2.900%	5/15/30	500	463
	Global Payments Inc.	2.900%	11/15/31	800	730
	Global Payments Inc.	4.150%	8/15/49	1,200	1,163
[12]	GXO Logistics Inc.	2.650%	7/15/31	500	434
	Harman International Industries Inc.	4.150%	5/15/25	351	360
	Hewlett Packard Enterprise Co.	2.250%	4/1/23	300	300
	Hewlett Packard Enterprise Co.	4.450%	10/2/23	900	922
	Hewlett Packard Enterprise Co.	1.450%	4/1/24	2,000	1,942
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	1,600	1,675
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	440	413
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	950	1,106

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hewlett Packard Enterprise Co.	6.350%	10/15/45	1,850	2,168
HP Inc.	2.200%	6/17/25	1,925	1,856
HP Inc.	1.450%	6/17/26	900	830
HP Inc.	3.000%	6/17/27	2,500	2,436
HP Inc.	4.000%	4/15/29	800	797
HP Inc.	3.400%	6/17/30	1,500	1,443
HP Inc.	2.650%	6/17/31	900	809
HP Inc.	4.200%	4/15/32	800	797
HP Inc.	6.000%	9/15/41	1,110	1,294
Hubbell Inc.	3.350%	3/1/26	300	302
Hubbell Inc.	3.150%	8/15/27	275	273
Hubbell Inc.	3.500%	2/15/28	400	400
Intel Corp.	2.700%	12/15/22	768	774
Intel Corp.	2.875%	5/11/24	2,675	2,696
Intel Corp.	3.400%	3/25/25	1,050	1,066
Intel Corp.	3.700%	7/29/25	2,005	2,053
Intel Corp.	2.600%	5/19/26	1,140	1,131
Intel Corp.	3.750%	3/25/27	1,750	1,812
Intel Corp.	1.600%	8/12/28	900	823
Intel Corp.	2.450%	11/15/29	1,400	1,336
Intel Corp.	3.900%	3/25/30	1,240	1,304
Intel Corp.	2.000%	8/12/31	1,000	908
Intel Corp.	4.000%	12/15/32	1,125	1,206
Intel Corp.	4.600%	3/25/40	1,000	1,115
Intel Corp.	2.800%	8/12/41	700	622
Intel Corp.	4.800%	10/1/41	1,065	1,226
Intel Corp.	4.100%	5/19/46	1,350	1,439
Intel Corp.	4.100%	5/11/47	800	844
Intel Corp.	3.734%	12/8/47	2,200	2,213
Intel Corp.	3.250%	11/15/49	1,544	1,431
Intel Corp.	4.750%	3/25/50	2,185	2,546
Intel Corp.	3.050%	8/12/51	1,000	889
Intel Corp.	3.100%	2/15/60	700	609
Intel Corp.	4.950%	3/25/60	855	1,049
Intel Corp.	3.200%	8/12/61	700	619
International Business Machines Corp.	1.875%	8/1/22	2,050	2,053
International Business Machines Corp.	2.875%	11/9/22	1,150	1,158
International Business Machines Corp.	3.375%	8/1/23	1,100	1,115
International Business Machines Corp.	3.625%	2/12/24	1,400	1,427
International Business Machines Corp.	3.000%	5/15/24	2,500	2,517
International Business Machines Corp.	3.450%	2/19/26	900	914
International Business Machines Corp.	3.300%	5/15/26	2,365	2,390
International Business Machines Corp.	1.700%	5/15/27	3,300	3,090
International Business Machines Corp.	3.500%	5/15/29	2,975	3,034
International Business Machines Corp.	1.950%	5/15/30	2,000	1,820
International Business Machines Corp.	4.150%	5/15/39	1,350	1,415
International Business Machines Corp.	5.600%	11/30/39	414	504
International Business Machines Corp.	2.850%	5/15/40	1,970	1,755
International Business Machines Corp.	4.000%	6/20/42	730	746
International Business Machines Corp.	4.250%	5/15/49	2,800	2,985
International Business Machines Corp.	2.950%	5/15/50	970	852
Intuit Inc.	0.650%	7/15/23	300	294
Intuit Inc.	0.950%	7/15/25	650	610
Intuit Inc.	1.350%	7/15/27	400	365
Intuit Inc.	1.650%	7/15/30	400	353
Jabil Inc.	3.950%	1/12/28	400	401
Jabil Inc.	3.600%	1/15/30	500	484
Jabil Inc.	3.000%	1/15/31	450	413

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Juniper Networks Inc.	1.200%	12/10/25	500	466
	Juniper Networks Inc.	3.750%	8/15/29	500	500
	Juniper Networks Inc.	2.000%	12/10/30	500	433
	Juniper Networks Inc.	5.950%	3/15/41	150	169
	KLA Corp.	4.650%	11/1/24	825	855
	KLA Corp.	4.100%	3/15/29	300	315
	KLA Corp.	5.000%	3/15/49	800	954
	KLA Corp.	3.300%	3/1/50	1,700	1,601
[12]	Kyndryl Holdings Inc.	2.050%	10/15/26	300	270
[12]	Kyndryl Holdings Inc.	2.700%	10/15/28	100	87
[12]	Kyndryl Holdings Inc.	3.150%	10/15/31	600	507
[12]	Kyndryl Holdings Inc.	4.100%	10/15/41	400	310
	Lam Research Corp.	3.800%	3/15/25	501	513
	Lam Research Corp.	3.750%	3/15/26	600	617
	Lam Research Corp.	4.000%	3/15/29	800	839
	Lam Research Corp.	1.900%	6/15/30	600	544
	Lam Research Corp.	4.875%	3/15/49	500	599
	Lam Research Corp.	2.875%	6/15/50	500	443
	Lam Research Corp.	3.125%	6/15/60	400	356
	Legrand France SA	8.500%	2/15/25	300	344
	Leidos Inc.	2.950%	5/15/23	375	376
	Leidos Inc.	3.625%	5/15/25	355	356
	Leidos Inc.	4.375%	5/15/30	1,200	1,224
	Leidos Inc.	2.300%	2/15/31	800	694
[9]	Marvell Technology Inc.	4.200%	6/22/23	425	432
	Marvell Technology Inc.	2.450%	4/15/28	400	369
[9]	Marvell Technology Inc.	4.875%	6/22/28	300	315
	Marvell Technology Inc.	2.950%	4/15/31	300	277
	Maxim Integrated Products Inc.	3.450%	6/15/27	250	249
	Microchip Technology Inc.	4.333%	6/1/23	500	508
	Microchip Technology Inc.	4.250%	9/1/25	1,000	1,013
	Micron Technology Inc.	4.975%	2/6/26	275	288
	Micron Technology Inc.	4.185%	2/15/27	750	769
	Micron Technology Inc.	5.327%	2/6/29	575	625
	Micron Technology Inc.	4.663%	2/15/30	300	316
	Micron Technology Inc.	2.703%	4/15/32	700	635
	Micron Technology Inc.	3.366%	11/1/41	500	446
	Micron Technology Inc.	3.477%	11/1/51	500	436
	Microsoft Corp.	2.650%	11/3/22	1,000	1,005
	Microsoft Corp.	2.375%	5/1/23	250	251
	Microsoft Corp.	2.000%	8/8/23	1,900	1,905
	Microsoft Corp.	2.875%	2/6/24	2,213	2,241
	Microsoft Corp.	3.125%	11/3/25	2,270	2,306
	Microsoft Corp.	2.400%	8/8/26	7,700	7,637
	Microsoft Corp.	3.300%	2/6/27	3,800	3,899
	Microsoft Corp.	3.500%	2/12/35	1,325	1,386
	Microsoft Corp.	3.450%	8/8/36	2,450	2,543
	Microsoft Corp.	4.100%	2/6/37	1,075	1,192
	Microsoft Corp.	3.700%	8/8/46	5,824	6,227
	Microsoft Corp.	2.525%	6/1/50	6,365	5,519
	Microsoft Corp.	2.921%	3/17/52	7,076	6,611
	Microsoft Corp.	2.675%	6/1/60	3,407	2,943
	Microsoft Corp.	3.041%	3/17/62	3,671	3,434
	Moody's Corp.	4.875%	2/15/24	425	438
	Moody's Corp.	3.250%	1/15/28	300	300
	Moody's Corp.	2.000%	8/19/31	600	533
	Moody's Corp.	2.750%	8/19/41	600	515
	Moody's Corp.	4.875%	12/17/48	300	340

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Moody's Corp.	3.250%	5/20/50	250	222
	Moody's Corp.	2.550%	8/18/60	500	377
	Moody's Corp.	3.100%	11/29/61	500	418
	Motorola Solutions Inc.	4.000%	9/1/24	300	305
	Motorola Solutions Inc.	4.600%	2/23/28	550	569
	Motorola Solutions Inc.	4.600%	5/23/29	500	521
	Motorola Solutions Inc.	2.300%	11/15/30	1,000	877
	Motorola Solutions Inc.	2.750%	5/24/31	500	454
	Motorola Solutions Inc.	5.500%	9/1/44	300	331
	NetApp Inc.	3.300%	9/29/24	300	301
	NetApp Inc.	1.875%	6/22/25	500	478
	NetApp Inc.	2.375%	6/22/27	400	381
	NetApp Inc.	2.700%	6/22/30	600	555
	NVIDIA Corp.	0.309%	6/15/23	1,000	980
	NVIDIA Corp.	0.584%	6/14/24	1,000	960
	NVIDIA Corp.	3.200%	9/16/26	1,764	1,794
	NVIDIA Corp.	1.550%	6/15/28	1,000	919
	NVIDIA Corp.	2.850%	4/1/30	1,150	1,132
	NVIDIA Corp.	2.000%	6/15/31	1,000	914
	NVIDIA Corp.	3.500%	4/1/40	1,700	1,716
	NVIDIA Corp.	3.500%	4/1/50	1,965	1,984
	NVIDIA Corp.	3.700%	4/1/60	350	353
[12]	NXP BV	4.875%	3/1/24	800	823
[12]	NXP BV	5.350%	3/1/26	787	832
[12]	NXP BV	3.875%	6/18/26	300	301
[12]	NXP BV	3.150%	5/1/27	930	902
[12]	NXP BV	5.550%	12/1/28	675	739
[12]	NXP BV	4.300%	6/18/29	750	775
[12]	NXP BV	3.400%	5/1/30	1,100	1,070
[12]	NXP BV	2.500%	5/11/31	900	813
[12]	NXP BV	2.650%	2/15/32	900	812
[12]	NXP BV	3.250%	5/11/41	900	799
[12]	NXP BV	3.125%	2/15/42	400	345
[12]	NXP BV	3.250%	11/30/51	400	338
	Oracle Corp.	2.400%	9/15/23	1,720	1,713
	Oracle Corp.	3.400%	7/8/24	1,100	1,108
	Oracle Corp.	2.950%	11/15/24	2,860	2,845
	Oracle Corp.	2.500%	4/1/25	4,156	4,059
	Oracle Corp.	2.950%	5/15/25	3,125	3,084
	Oracle Corp.	1.650%	3/25/26	2,500	2,327
	Oracle Corp.	2.650%	7/15/26	5,000	4,807
	Oracle Corp.	2.800%	4/1/27	4,450	4,264
	Oracle Corp.	2.300%	3/25/28	1,700	1,557
	Oracle Corp.	2.950%	4/1/30	3,950	3,656
	Oracle Corp.	2.875%	3/25/31	3,000	2,738
	Oracle Corp.	4.300%	7/8/34	1,350	1,332
	Oracle Corp.	3.900%	5/15/35	1,375	1,291
	Oracle Corp.	3.850%	7/15/36	1,180	1,088
	Oracle Corp.	3.800%	11/15/37	2,484	2,250
	Oracle Corp.	6.125%	7/8/39	600	687
	Oracle Corp.	3.600%	4/1/40	3,325	2,882
	Oracle Corp.	5.375%	7/15/40	2,060	2,174
	Oracle Corp.	3.650%	3/25/41	2,050	1,786
	Oracle Corp.	4.500%	7/8/44	685	653
	Oracle Corp.	4.125%	5/15/45	1,825	1,641
	Oracle Corp.	4.000%	7/15/46	3,340	2,967
	Oracle Corp.	4.000%	11/15/47	2,475	2,189
	Oracle Corp.	3.600%	4/1/50	3,600	2,984

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oracle Corp.	3.950%	3/25/51	3,025	2,648
	Oracle Corp.	4.375%	5/15/55	650	589
	Oracle Corp.	3.850%	4/1/60	3,000	2,460
	Oracle Corp.	4.100%	3/25/61	1,300	1,119
	PayPal Holdings Inc.	1.350%	6/1/23	300	298
	PayPal Holdings Inc.	2.400%	10/1/24	400	398
	PayPal Holdings Inc.	1.650%	6/1/25	450	433
	PayPal Holdings Inc.	2.650%	10/1/26	900	886
	PayPal Holdings Inc.	2.850%	10/1/29	1,000	978
	PayPal Holdings Inc.	2.300%	6/1/30	900	839
	PayPal Holdings Inc.	3.250%	6/1/50	1,000	919
[12]	Qorvo Inc.	1.750%	12/15/24	450	429
	Qorvo Inc.	4.375%	10/15/29	800	801
	QUALCOMM Inc.	2.900%	5/20/24	612	617
	QUALCOMM Inc.	3.450%	5/20/25	1,165	1,183
	QUALCOMM Inc.	3.250%	5/20/27	1,150	1,166
	QUALCOMM Inc.	1.300%	5/20/28	964	871
	QUALCOMM Inc.	2.150%	5/20/30	1,400	1,303
	QUALCOMM Inc.	1.650%	5/20/32	1,931	1,681
	QUALCOMM Inc.	4.650%	5/20/35	800	894
	QUALCOMM Inc.	4.800%	5/20/45	1,000	1,161
	QUALCOMM Inc.	4.300%	5/20/47	1,475	1,661
	QUALCOMM Inc.	3.250%	5/20/50	500	483
	Quanta Services Inc.	0.950%	10/1/24	2,000	1,897
	Quanta Services Inc.	2.900%	10/1/30	800	741
	RELX Capital Inc.	4.000%	3/18/29	800	823
	RELX Capital Inc.	3.000%	5/22/30	500	477
	Roper Technologies Inc.	2.350%	9/15/24	500	493
	Roper Technologies Inc.	1.000%	9/15/25	500	465
	Roper Technologies Inc.	3.850%	12/15/25	250	255
	Roper Technologies Inc.	3.800%	12/15/26	600	615
	Roper Technologies Inc.	1.400%	9/15/27	2,000	1,813
	Roper Technologies Inc.	4.200%	9/15/28	650	675
	Roper Technologies Inc.	2.950%	9/15/29	475	458
	Roper Technologies Inc.	2.000%	6/30/30	1,275	1,136
	Roper Technologies Inc.	1.750%	2/15/31	2,000	1,729
	S&P Global Inc.	2.950%	1/22/27	400	398
[12]	S&P Global Inc.	2.450%	3/1/27	1,000	973
[12]	S&P Global Inc.	4.750%	8/1/28	800	859
[12]	S&P Global Inc.	2.700%	3/1/29	1,000	969
[12]	S&P Global Inc.	4.250%	5/1/29	400	421
	S&P Global Inc.	2.500%	12/1/29	375	356
	S&P Global Inc.	1.250%	8/15/30	500	432
[12]	S&P Global Inc.	2.900%	3/1/32	1,200	1,163
	S&P Global Inc.	3.250%	12/1/49	1,050	989
[12]	S&P Global Inc.	3.700%	3/1/52	900	913
	S&P Global Inc.	2.300%	8/15/60	1,000	755
[12]	S&P Global Inc.	3.900%	3/1/62	250	257
	Salesforce Inc.	3.250%	4/11/23	825	835
	Salesforce Inc.	3.700%	4/11/28	1,275	1,319
	Salesforce Inc.	1.500%	7/15/28	965	887
	Salesforce Inc.	1.950%	7/15/31	600	548
	Salesforce Inc.	2.700%	7/15/41	1,200	1,064
	Salesforce Inc.	2.900%	7/15/51	2,300	2,053
	Salesforce Inc.	3.050%	7/15/61	1,200	1,063
	ServiceNow Inc.	1.400%	9/1/30	1,200	1,020
	Skyworks Solutions Inc.	1.800%	6/1/26	500	466
	Skyworks Solutions Inc.	3.000%	6/1/31	500	446

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	TD SYNNEX Corp.	1.750%	8/9/26	500	458
[12]	TD SYNNEX Corp.	2.375%	8/9/28	2,500	2,249
	Teledyne FLIR LLC	2.500%	8/1/30	500	455
	Texas Instruments Inc.	2.625%	5/15/24	225	226
	Texas Instruments Inc.	1.375%	3/12/25	1,900	1,829
	Texas Instruments Inc.	1.125%	9/15/26	500	467
	Texas Instruments Inc.	2.900%	11/3/27	400	401
	Texas Instruments Inc.	2.250%	9/4/29	1,100	1,049
	Texas Instruments Inc.	1.750%	5/4/30	560	511
	Texas Instruments Inc.	1.900%	9/15/31	450	409
	Texas Instruments Inc.	3.875%	3/15/39	600	636
	Texas Instruments Inc.	4.150%	5/15/48	1,225	1,365
	Texas Instruments Inc.	2.700%	9/15/51	400	356
	TSMC Arizona Corp.	1.750%	10/25/26	1,150	1,078
	TSMC Arizona Corp.	2.500%	10/25/31	1,000	923
	TSMC Arizona Corp.	3.125%	10/25/41	875	799
	TSMC Arizona Corp.	3.250%	10/25/51	1,050	950
	Verisk Analytics Inc.	4.000%	6/15/25	125	128
	Verisk Analytics Inc.	4.125%	3/15/29	900	930
	Verisk Analytics Inc.	5.500%	6/15/45	600	700
	Verisk Analytics Inc.	3.625%	5/15/50	600	565
	VMware Inc.	0.600%	8/15/23	900	875
	VMware Inc.	4.500%	5/15/25	2,086	2,150
	VMware Inc.	1.400%	8/15/26	1,400	1,287
	VMware Inc.	4.650%	5/15/27	1,200	1,259
	VMware Inc.	3.900%	8/21/27	1,050	1,065
	VMware Inc.	1.800%	8/15/28	700	624
	VMware Inc.	4.700%	5/15/30	610	645
	VMware Inc.	2.200%	8/15/31	1,400	1,231
	Western Digital Corp.	4.750%	2/15/26	2,000	2,036
	Western Digital Corp.	2.850%	2/1/29	500	458
[8]	Workday Inc.	3.500%	4/1/27	800	802
[8]	Workday Inc.	3.700%	4/1/29	800	801
[8]	Workday Inc.	3.800%	4/1/32	800	799
					532,550
Utilities (0.9%)
	AEP Texas Inc.	3.950%	6/1/28	400	408
	AEP Texas Inc.	3.800%	10/1/47	250	234
[9]	AEP Texas Inc.	3.450%	1/15/50	2,379	2,120
	AEP Transmission Co. LLC	3.100%	12/1/26	200	200
	AEP Transmission Co. LLC	4.000%	12/1/46	325	330
	AEP Transmission Co. LLC	3.750%	12/1/47	450	439
	AEP Transmission Co. LLC	4.250%	9/15/48	325	342
	AEP Transmission Co. LLC	3.800%	6/15/49	270	267
	AEP Transmission Co. LLC	3.150%	9/15/49	70	62
[9]	AEP Transmission Co. LLC	3.650%	4/1/50	300	290
[9]	AEP Transmission Co. LLC	2.750%	8/15/51	500	412
	AES Corp.	1.375%	1/15/26	2,900	2,675
	AES Corp.	2.450%	1/15/31	800	717
[9]	Alabama Power Co.	3.550%	12/1/23	700	710
[9]	Alabama Power Co.	1.450%	9/15/30	500	433
	Alabama Power Co.	3.050%	3/15/32	600	583
	Alabama Power Co.	6.000%	3/1/39	100	124
	Alabama Power Co.	3.850%	12/1/42	125	122
	Alabama Power Co.	4.150%	8/15/44	300	305
	Alabama Power Co.	3.750%	3/1/45	570	549
	Alabama Power Co.	4.300%	1/2/46	300	311
[9]	Alabama Power Co.	3.700%	12/1/47	325	316

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alabama Power Co.	3.450%	10/1/49	3,750	3,465
	Alabama Power Co.	3.125%	7/15/51	1,800	1,574
	Alabama Power Co.	3.000%	3/15/52	575	493
	Ameren Corp.	2.500%	9/15/24	1,250	1,231
	Ameren Corp.	3.650%	2/15/26	440	445
	Ameren Corp.	1.950%	3/15/27	500	469
	Ameren Corp.	1.750%	3/15/28	500	451
	Ameren Corp.	3.500%	1/15/31	680	672
	Ameren Illinois Co.	3.250%	3/1/25	275	276
	Ameren Illinois Co.	3.800%	5/15/28	350	360
	Ameren Illinois Co.	1.550%	11/15/30	500	436
	Ameren Illinois Co.	4.150%	3/15/46	475	496
	Ameren Illinois Co.	3.700%	12/1/47	350	347
	Ameren Illinois Co.	3.250%	3/15/50	240	220
	Ameren Illinois Co.	2.900%	6/15/51	500	432
[9]	American Electric Power Co. Inc.	0.750%	11/1/23	1,000	968
	American Electric Power Co. Inc.	2.031%	3/15/24	1,000	983
[9]	American Electric Power Co. Inc.	1.000%	11/1/25	500	463
[9]	American Electric Power Co. Inc.	4.300%	12/1/28	500	517
	American Electric Power Co. Inc.	3.250%	3/1/50	500	430
	American Electric Power Co. Inc.	3.875%	2/15/62	750	694
	American Water Capital Corp.	3.850%	3/1/24	1,545	1,573
	American Water Capital Corp.	3.400%	3/1/25	450	454
	American Water Capital Corp.	2.950%	9/1/27	1,225	1,214
	American Water Capital Corp.	3.450%	6/1/29	2,000	2,009
	American Water Capital Corp.	2.800%	5/1/30	200	191
	American Water Capital Corp.	2.300%	6/1/31	300	275
	American Water Capital Corp.	6.593%	10/15/37	700	909
	American Water Capital Corp.	4.300%	12/1/42	125	130
	American Water Capital Corp.	4.000%	12/1/46	500	504
	American Water Capital Corp.	3.750%	9/1/47	475	461
	American Water Capital Corp.	4.200%	9/1/48	450	470
	American Water Capital Corp.	4.150%	6/1/49	400	414
	American Water Capital Corp.	3.450%	5/1/50	500	471
	American Water Capital Corp.	3.250%	6/1/51	500	456
	Appalachian Power Co.	3.400%	6/1/25	400	404
[9]	Appalachian Power Co.	2.700%	4/1/31	2,700	2,514
	Appalachian Power Co.	7.000%	4/1/38	260	335
	Appalachian Power Co.	4.400%	5/15/44	575	582
[9]	Appalachian Power Co.	4.500%	3/1/49	900	944
[9]	Appalachian Power Co.	3.700%	5/1/50	300	281
	Arizona Public Service Co.	3.150%	5/15/25	500	497
	Arizona Public Service Co.	2.950%	9/15/27	300	293
	Arizona Public Service Co.	2.600%	8/15/29	500	468
	Arizona Public Service Co.	5.050%	9/1/41	525	565
	Arizona Public Service Co.	4.500%	4/1/42	325	333
	Arizona Public Service Co.	4.350%	11/15/45	350	351
	Arizona Public Service Co.	3.750%	5/15/46	895	830
	Arizona Public Service Co.	3.350%	5/15/50	300	262
	Atlantic City Electric Co.	2.300%	3/15/31	500	462
	Atmos Energy Corp.	3.000%	6/15/27	375	372
	Atmos Energy Corp.	2.625%	9/15/29	150	143
	Atmos Energy Corp.	1.500%	1/15/31	1,000	862
	Atmos Energy Corp.	5.500%	6/15/41	800	950
	Atmos Energy Corp.	4.150%	1/15/43	75	75
	Atmos Energy Corp.	4.125%	3/15/49	900	946
	Atmos Energy Corp.	3.375%	9/15/49	720	672
	Atmos Energy Corp.	2.850%	2/15/52	650	555

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Avangrid Inc.	3.150%	12/1/24	957	955
	Avangrid Inc.	3.800%	6/1/29	600	609
	Avista Corp.	4.350%	6/1/48	300	315
	Baltimore Gas & Electric Co.	3.350%	7/1/23	900	907
	Baltimore Gas & Electric Co.	2.400%	8/15/26	225	219
	Baltimore Gas & Electric Co.	6.350%	10/1/36	725	914
[9]	Baltimore Gas & Electric Co.	3.750%	8/15/47	250	250
	Baltimore Gas & Electric Co.	2.900%	6/15/50	300	260
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	250	255
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	250	253
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	1,250	1,288
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	1,000	999
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	2,000	2,057
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	500	437
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,000	1,234
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	450	549
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,050	1,194
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	705	749
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	250	246
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	850	930
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	1,750	1,861
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	500	424
	Black Hills Corp.	4.250%	11/30/23	500	509
	Black Hills Corp.	1.037%	8/23/24	550	525
	Black Hills Corp.	3.950%	1/15/26	250	253
	Black Hills Corp.	3.150%	1/15/27	325	319
	Black Hills Corp.	3.050%	10/15/29	170	162
	Black Hills Corp.	4.350%	5/1/33	350	357
	Black Hills Corp.	4.200%	9/15/46	250	249
	Black Hills Corp.	3.875%	10/15/49	240	226
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	250	250
[9]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	150	146
[9]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	500	465
[9]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	500	489
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	700	684
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	325	338
[9]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	600	653
[9]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	200	176
[9]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	700	670
[9]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	250	250
	CenterPoint Energy Inc.	2.500%	9/1/24	900	887
	CenterPoint Energy Inc.	1.450%	6/1/26	1,000	929
	CenterPoint Energy Inc.	4.250%	11/1/28	111	114
	CenterPoint Energy Inc.	2.950%	3/1/30	3,650	3,484
	CenterPoint Energy Inc.	2.650%	6/1/31	500	463
	CenterPoint Energy Inc.	3.700%	9/1/49	300	282
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	450	458
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	500	438
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	375	448

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	250	254
	Cleco Corporate Holdings LLC	3.743%	5/1/26	425	431
	Cleco Corporate Holdings LLC	4.973%	5/1/46	275	291
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,275	1,348
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	325	378
	CMS Energy Corp.	3.000%	5/15/26	300	295
	CMS Energy Corp.	3.450%	8/15/27	300	302
	CMS Energy Corp.	4.875%	3/1/44	275	303
[9]	CMS Energy Corp.	4.750%	6/1/50	400	394
	CMS Energy Corp.	3.750%	12/1/50	500	441
[9]	Commonwealth Edison Co.	2.950%	8/15/27	275	271
[9]	Commonwealth Edison Co.	3.150%	3/15/32	300	296
	Commonwealth Edison Co.	5.900%	3/15/36	500	613
	Commonwealth Edison Co.	6.450%	1/15/38	750	979
	Commonwealth Edison Co.	4.700%	1/15/44	825	917
	Commonwealth Edison Co.	3.700%	3/1/45	625	612
	Commonwealth Edison Co.	4.350%	11/15/45	900	961
	Commonwealth Edison Co.	3.650%	6/15/46	1,000	985
[9]	Commonwealth Edison Co.	3.750%	8/15/47	500	496
	Commonwealth Edison Co.	4.000%	3/1/48	775	823
	Commonwealth Edison Co.	4.000%	3/1/49	700	724
[9]	Commonwealth Edison Co.	3.200%	11/15/49	250	230
	Commonwealth Edison Co.	3.000%	3/1/50	500	447
[9]	Commonwealth Edison Co.	2.750%	9/1/51	300	254
[9]	Commonwealth Edison Co.	3.850%	3/15/52	1,000	1,036
[9]	Connecticut Light & Power Co.	0.750%	12/1/25	500	460
[9]	Connecticut Light & Power Co.	3.200%	3/15/27	250	250
[9]	Connecticut Light & Power Co.	2.050%	7/1/31	300	271
	Connecticut Light & Power Co.	4.300%	4/15/44	375	398
[9]	Connecticut Light & Power Co.	4.150%	6/1/45	75	78
	Connecticut Light & Power Co.	4.000%	4/1/48	625	656
[9]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	275	272
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	2,000	1,845
[9]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	337
[9]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	1,010
[9]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	300	366
[9]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	400	522
[9]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	600	704
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	950	1,130
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	550	537
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	610	640
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	475	500
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,840	1,781
[9]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	750	729
[9]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	600	658

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,800	1,861
[9]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	75	77
[9]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	375	366
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	500	529
	Constellation Energy Generation LLC	3.250%	6/1/25	1,750	1,746
	Constellation Energy Generation LLC	6.250%	10/1/39	1,100	1,246
	Constellation Energy Generation LLC	5.750%	10/1/41	325	351
	Constellation Energy Generation LLC	5.600%	6/15/42	1,121	1,194
	Consumers Energy Co.	0.350%	6/1/23	1,000	974
	Consumers Energy Co.	3.375%	8/15/23	225	227
	Consumers Energy Co.	3.800%	11/15/28	250	256
	Consumers Energy Co.	3.950%	5/15/43	600	615
	Consumers Energy Co.	3.250%	8/15/46	550	512
	Consumers Energy Co.	3.950%	7/15/47	500	520
	Consumers Energy Co.	4.050%	5/15/48	500	527
	Consumers Energy Co.	4.350%	4/15/49	530	580
	Consumers Energy Co.	3.100%	8/15/50	567	519
	Consumers Energy Co.	3.500%	8/1/51	850	834
	Consumers Energy Co.	2.650%	8/15/52	500	416
	Consumers Energy Co.	2.500%	5/1/60	450	344
	Delmarva Power & Light Co.	3.500%	11/15/23	125	127
	Delmarva Power & Light Co.	4.150%	5/15/45	600	608
	Dominion Energy Inc.	3.071%	8/15/24	500	499
	Dominion Energy Inc.	3.900%	10/1/25	425	435
[9]	Dominion Energy Inc.	1.450%	4/15/26	500	466
[9]	Dominion Energy Inc.	2.850%	8/15/26	1,872	1,837
	Dominion Energy Inc.	4.250%	6/1/28	200	208
[9]	Dominion Energy Inc.	3.375%	4/1/30	2,300	2,266
[9]	Dominion Energy Inc.	2.250%	8/15/31	920	829
[9]	Dominion Energy Inc.	6.300%	3/15/33	500	600
[9]	Dominion Energy Inc.	5.250%	8/1/33	200	224
	Dominion Energy Inc.	7.000%	6/15/38	300	389
[9]	Dominion Energy Inc.	3.300%	4/15/41	500	454
[9]	Dominion Energy Inc.	4.900%	8/1/41	890	969
[9]	Dominion Energy Inc.	4.050%	9/15/42	400	394
[9]	Dominion Energy Inc.	4.600%	3/15/49	500	544
[9]	Dominion Energy Inc.	5.750%	10/1/54	375	379
[9]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	250	229
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	375	462
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	450	552
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	250	294
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	1,425	1,517
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	425	498
	DTE Electric Co.	3.650%	3/15/24	825	839
	DTE Electric Co.	3.375%	3/1/25	150	151
[9]	DTE Electric Co.	1.900%	4/1/28	500	466
	DTE Electric Co.	2.250%	3/1/30	500	467
[9]	DTE Electric Co.	2.625%	3/1/31	400	380
[9]	DTE Electric Co.	4.000%	4/1/43	300	307
	DTE Electric Co.	3.700%	3/15/45	200	197
	DTE Electric Co.	3.700%	6/1/46	550	549
	DTE Electric Co.	3.750%	8/15/47	450	452
[9]	DTE Electric Co.	4.050%	5/15/48	500	526
	DTE Electric Co.	3.950%	3/1/49	500	517

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	DTE Electric Co.	3.250%	4/1/51	500	468
[9]	DTE Energy Co.	0.550%	11/1/22	650	645
	DTE Energy Co.	2.250%	11/1/22	455	456
[9]	DTE Energy Co.	2.529%	10/1/24	1,000	984
[9]	DTE Energy Co.	1.050%	6/1/25	1,600	1,498
	DTE Energy Co.	2.850%	10/1/26	3,094	3,027
[9]	DTE Energy Co.	3.400%	6/15/29	140	137
	DTE Energy Co.	2.950%	3/1/30	235	224
	Duke Energy Carolinas LLC	2.950%	12/1/26	1,500	1,500
[9]	Duke Energy Carolinas LLC	6.000%	12/1/28	300	342
	Duke Energy Carolinas LLC	2.450%	8/15/29	75	71
	Duke Energy Carolinas LLC	2.450%	2/1/30	400	378
	Duke Energy Carolinas LLC	2.550%	4/15/31	500	472
	Duke Energy Carolinas LLC	2.850%	3/15/32	500	483
	Duke Energy Carolinas LLC	6.100%	6/1/37	425	505
	Duke Energy Carolinas LLC	6.000%	1/15/38	325	406
	Duke Energy Carolinas LLC	6.050%	4/15/38	525	655
	Duke Energy Carolinas LLC	5.300%	2/15/40	710	841
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,000	1,047
	Duke Energy Carolinas LLC	4.000%	9/30/42	675	693
	Duke Energy Carolinas LLC	3.875%	3/15/46	500	508
	Duke Energy Carolinas LLC	3.700%	12/1/47	425	421
	Duke Energy Carolinas LLC	3.950%	3/15/48	400	413
	Duke Energy Carolinas LLC	3.200%	8/15/49	750	697
	Duke Energy Carolinas LLC	3.450%	4/15/51	500	485
	Duke Energy Carolinas LLC	3.550%	3/15/52	600	594
	Duke Energy Corp.	2.400%	8/15/22	1,000	1,001
	Duke Energy Corp.	3.950%	10/15/23	225	228
	Duke Energy Corp.	3.750%	4/15/24	725	736
	Duke Energy Corp.	0.900%	9/15/25	500	463
	Duke Energy Corp.	2.650%	9/1/26	595	580
	Duke Energy Corp.	2.450%	6/1/30	1,700	1,564
	Duke Energy Corp.	2.550%	6/15/31	625	573
	Duke Energy Corp.	4.800%	12/15/45	700	748
	Duke Energy Corp.	3.750%	9/1/46	1,406	1,325
	Duke Energy Corp.	4.200%	6/15/49	1,200	1,204
	Duke Energy Corp.	3.500%	6/15/51	600	547
	Duke Energy Corp.	3.250%	1/15/82	500	443
	Duke Energy Florida LLC	3.200%	1/15/27	450	453
	Duke Energy Florida LLC	3.800%	7/15/28	425	436
	Duke Energy Florida LLC	2.500%	12/1/29	1,900	1,806
	Duke Energy Florida LLC	1.750%	6/15/30	1,700	1,511
	Duke Energy Florida LLC	2.400%	12/15/31	600	554
	Duke Energy Florida LLC	6.350%	9/15/37	675	859
	Duke Energy Florida LLC	6.400%	6/15/38	800	1,046
	Duke Energy Florida LLC	3.400%	10/1/46	900	840
	Duke Energy Florida LLC	4.200%	7/15/48	425	450
	Duke Energy Florida LLC	3.000%	12/15/51	500	445
[9]	Duke Energy Florida Project Finance LLC	1.731%	9/1/22	30	30
[9]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	400	390
	Duke Energy Indiana LLC	6.120%	10/15/35	1,175	1,369
[9]	Duke Energy Indiana LLC	4.900%	7/15/43	250	277
	Duke Energy Indiana LLC	3.750%	5/15/46	875	871
	Duke Energy Indiana LLC	2.750%	4/1/50	775	652
	Duke Energy Ohio Inc.	2.125%	6/1/30	200	181
	Duke Energy Ohio Inc.	3.700%	6/15/46	650	634

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Ohio Inc.	4.300%	2/1/49	1,000	1,068
	Duke Energy Progress LLC	3.375%	9/1/23	150	152
	Duke Energy Progress LLC	3.250%	8/15/25	2,051	2,068
	Duke Energy Progress LLC	3.700%	9/1/28	425	435
	Duke Energy Progress LLC	2.000%	8/15/31	500	449
	Duke Energy Progress LLC	3.400%	4/1/32	500	503
	Duke Energy Progress LLC	6.300%	4/1/38	300	380
	Duke Energy Progress LLC	4.375%	3/30/44	525	556
	Duke Energy Progress LLC	4.150%	12/1/44	100	103
	Duke Energy Progress LLC	4.200%	8/15/45	625	658
	Duke Energy Progress LLC	3.700%	10/15/46	2,100	2,088
	Duke Energy Progress LLC	2.500%	8/15/50	550	447
	Duke Energy Progress LLC	2.900%	8/15/51	550	482
	Duke Energy Progress LLC	4.000%	4/1/52	400	425
[9]	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/28	300	285
[9]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	375	366
[9]	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/41	300	276
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	250	252
[9]	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	400	396
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	167	168
	Edison International	4.950%	4/15/25	900	924
	Edison International	5.750%	6/15/27	100	107
	El Paso Electric Co.	6.000%	5/15/35	175	207
	El Paso Electric Co.	5.000%	12/1/44	250	269
	Emera US Finance LP	4.750%	6/15/46	1,785	1,867
	Enel Americas SA	4.000%	10/25/26	700	718
	Enel Chile SA	4.875%	6/12/28	600	621
	Entergy Arkansas LLC	3.500%	4/1/26	150	152
	Entergy Arkansas LLC	4.200%	4/1/49	500	533
	Entergy Arkansas LLC	3.350%	6/15/52	800	745
	Entergy Corp.	0.900%	9/15/25	500	460
	Entergy Corp.	2.950%	9/1/26	530	522
	Entergy Corp.	1.900%	6/15/28	500	453
	Entergy Corp.	2.800%	6/15/30	500	468
	Entergy Corp.	2.400%	6/15/31	500	449
	Entergy Corp.	3.750%	6/15/50	1,400	1,320
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,417	1,493
	Entergy Louisiana LLC	0.620%	11/17/23	500	485
	Entergy Louisiana LLC	0.950%	10/1/24	700	669
	Entergy Louisiana LLC	5.400%	11/1/24	238	251
	Entergy Louisiana LLC	2.400%	10/1/26	200	194
	Entergy Louisiana LLC	3.120%	9/1/27	350	345
	Entergy Louisiana LLC	3.250%	4/1/28	300	297
	Entergy Louisiana LLC	3.050%	6/1/31	375	366
	Entergy Louisiana LLC	2.350%	6/15/32	500	456
	Entergy Louisiana LLC	4.000%	3/15/33	725	756
	Entergy Louisiana LLC	3.100%	6/15/41	500	459
	Entergy Louisiana LLC	4.950%	1/15/45	400	415
	Entergy Louisiana LLC	4.200%	9/1/48	1,150	1,217
	Entergy Louisiana LLC	4.200%	4/1/50	500	527
	Entergy Louisiana LLC	2.900%	3/15/51	700	604
	Entergy Mississippi LLC	2.850%	6/1/28	750	723
	Entergy Mississippi LLC	3.850%	6/1/49	250	251
	Entergy Texas Inc.	1.750%	3/15/31	500	437
	Entergy Texas Inc.	3.550%	9/30/49	1,905	1,789

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Essential Utilities Inc.	3.566%	5/1/29	275	275
	Essential Utilities Inc.	2.704%	4/15/30	400	375
	Essential Utilities Inc.	4.276%	5/1/49	435	446
	Essential Utilities Inc.	3.351%	4/15/50	600	537
	Evergy Inc.	2.450%	9/15/24	1,450	1,423
	Evergy Inc.	2.900%	9/15/29	1,450	1,386
	Evergy Kansas Central Inc.	2.550%	7/1/26	575	563
	Evergy Kansas Central Inc.	3.100%	4/1/27	425	424
	Evergy Kansas Central Inc.	4.125%	3/1/42	425	430
	Evergy Kansas Central Inc.	4.100%	4/1/43	325	326
	Evergy Kansas Central Inc.	4.250%	12/1/45	100	103
	Evergy Kansas Central Inc.	3.250%	9/1/49	1,000	897
[9]	Evergy Metro Inc.	2.250%	6/1/30	300	275
	Evergy Metro Inc.	5.300%	10/1/41	480	559
	Evergy Metro Inc.	4.200%	6/15/47	225	233
[9]	Eversource Energy	3.800%	12/1/23	350	355
[9]	Eversource Energy	2.900%	10/1/24	275	274
[9]	Eversource Energy	3.150%	1/15/25	1,475	1,473
[9]	Eversource Energy	0.800%	8/15/25	500	460
[9]	Eversource Energy	3.300%	1/15/28	200	197
[9]	Eversource Energy	4.250%	4/1/29	325	338
[9]	Eversource Energy	1.650%	8/15/30	1,300	1,120
	Eversource Energy	2.550%	3/15/31	500	460
	Eversource Energy	3.450%	1/15/50	500	457
[9]	Exelon Corp.	3.950%	6/15/25	637	651
	Exelon Corp.	3.400%	4/15/26	3,500	3,517
[12]	Exelon Corp.	2.750%	3/15/27	500	487
	Exelon Corp.	4.050%	4/15/30	975	1,007
[12]	Exelon Corp.	3.350%	3/15/32	600	585
[9]	Exelon Corp.	4.950%	6/15/35	800	859
	Exelon Corp.	5.625%	6/15/35	415	473
	Exelon Corp.	5.100%	6/15/45	180	202
	Exelon Corp.	4.450%	4/15/46	500	523
	Exelon Corp.	4.700%	4/15/50	2,700	2,972
[12]	Exelon Corp.	4.100%	3/15/52	700	713
	Florida Power & Light Co.	2.850%	4/1/25	1,984	1,986
	Florida Power & Light Co.	3.125%	12/1/25	500	504
	Florida Power & Light Co.	2.450%	2/3/32	700	659
	Florida Power & Light Co.	5.625%	4/1/34	225	273
	Florida Power & Light Co.	4.950%	6/1/35	50	57
	Florida Power & Light Co.	5.650%	2/1/37	425	513
	Florida Power & Light Co.	5.950%	2/1/38	175	221
	Florida Power & Light Co.	5.960%	4/1/39	225	284
	Florida Power & Light Co.	4.125%	2/1/42	1,675	1,773
	Florida Power & Light Co.	4.050%	6/1/42	475	499
	Florida Power & Light Co.	3.800%	12/15/42	375	383
	Florida Power & Light Co.	4.050%	10/1/44	450	473
	Florida Power & Light Co.	3.700%	12/1/47	550	559
	Florida Power & Light Co.	3.950%	3/1/48	800	852
	Florida Power & Light Co.	3.150%	10/1/49	1,190	1,116
	Florida Power & Light Co.	2.875%	12/4/51	2,000	1,793
	Fortis Inc.	3.055%	10/4/26	847	837
[9]	Georgia Power Co.	2.100%	7/30/23	475	473
[9]	Georgia Power Co.	2.200%	9/15/24	395	388
	Georgia Power Co.	3.250%	4/1/26	256	257
	Georgia Power Co.	3.250%	3/30/27	550	547
[9]	Georgia Power Co.	2.650%	9/15/29	250	236
[9]	Georgia Power Co.	4.750%	9/1/40	625	665

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Power Co.	4.300%	3/15/42	575	581
	Georgia Power Co.	4.300%	3/15/43	250	251
[9]	Georgia Power Co.	3.700%	1/30/50	250	233
[9]	Georgia Power Co.	3.250%	3/15/51	500	436
[9]	Gulf Power Co.	3.300%	5/30/27	250	251
	Iberdrola International BV	6.750%	7/15/36	175	229
	Indiana Michigan Power Co.	3.850%	5/15/28	1,000	1,018
[9]	Indiana Michigan Power Co.	4.550%	3/15/46	1,300	1,377
[9]	Indiana Michigan Power Co.	3.750%	7/1/47	550	529
	Indiana Michigan Power Co.	3.250%	5/1/51	500	448
	Interstate Power & Light Co.	3.250%	12/1/24	1,096	1,102
	Interstate Power & Light Co.	4.100%	9/26/28	450	464
	Interstate Power & Light Co.	3.600%	4/1/29	240	241
	Interstate Power & Light Co.	2.300%	6/1/30	300	274
	Interstate Power & Light Co.	6.250%	7/15/39	250	317
	Interstate Power & Light Co.	3.700%	9/15/46	406	388
	Interstate Power & Light Co.	3.100%	11/30/51	500	429
	IPALCO Enterprises Inc.	4.250%	5/1/30	400	400
	ITC Holdings Corp.	2.700%	11/15/22	400	401
	ITC Holdings Corp.	3.650%	6/15/24	300	302
	ITC Holdings Corp.	3.350%	11/15/27	400	400
	ITC Holdings Corp.	5.300%	7/1/43	900	1,023
[9]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	147	160
	Kentucky Utilities Co.	5.125%	11/1/40	650	729
	Kentucky Utilities Co.	3.300%	6/1/50	500	455
[9]	Louisville Gas & Electric Co.	3.300%	10/1/25	1,758	1,766
	MidAmerican Energy Co.	3.100%	5/1/27	450	450
	MidAmerican Energy Co.	6.750%	12/30/31	725	916
[9]	MidAmerican Energy Co.	5.800%	10/15/36	775	947
	MidAmerican Energy Co.	4.800%	9/15/43	300	341
	MidAmerican Energy Co.	4.400%	10/15/44	400	432
	MidAmerican Energy Co.	3.650%	8/1/48	575	569
[9]	Mississippi Power Co.	4.250%	3/15/42	375	374
	National Fuel Gas Co.	5.500%	1/15/26	100	105
	National Fuel Gas Co.	3.950%	9/15/27	275	272
	National Fuel Gas Co.	4.750%	9/1/28	750	758
	National Fuel Gas Co.	2.950%	3/1/31	100	91
	National Grid USA	5.803%	4/1/35	250	284
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	1,600	1,608
[9]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	475	476
	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	2,342	2,135
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	500	499
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	250	256
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	1,533	1,567
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	425	397
[9]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	500	429
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	1,014	1,042
[9]	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	325	317

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	325	327
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	800	865
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	400	429
[9]	Nevada Power Co.	3.700%	5/1/29	500	515
[9]	Nevada Power Co.	2.400%	5/1/30	441	414
[9]	Nevada Power Co.	6.650%	4/1/36	410	527
[9]	Nevada Power Co.	3.125%	8/1/50	300	268
	NextEra Energy Capital Holdings Inc.	2.940%	3/21/24	1,100	1,100
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	700	707
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	1,150	1,060
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	350	352
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	300	287
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	2,500	2,291
[9]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	450	441
[9]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	300	309
	NiSource Inc.	0.950%	8/15/25	500	460
	NiSource Inc.	3.490%	5/15/27	1,100	1,097
	NiSource Inc.	2.950%	9/1/29	1,500	1,429
	NiSource Inc.	3.600%	5/1/30	500	496
	NiSource Inc.	1.700%	2/15/31	500	424
	NiSource Inc.	5.950%	6/15/41	382	448
	NiSource Inc.	4.800%	2/15/44	200	208
	NiSource Inc.	5.650%	2/1/45	500	566
	NiSource Inc.	4.375%	5/15/47	1,575	1,600
	NiSource Inc.	3.950%	3/30/48	500	478
	Northern States Power Co.	2.250%	4/1/31	500	463
	Northern States Power Co.	6.250%	6/1/36	325	411
	Northern States Power Co.	6.200%	7/1/37	250	318
	Northern States Power Co.	5.350%	11/1/39	375	450
	Northern States Power Co.	3.400%	8/15/42	410	397
	Northern States Power Co.	4.000%	8/15/45	200	206
	Northern States Power Co.	2.900%	3/1/50	1,890	1,678
	Northern States Power Co.	2.600%	6/1/51	600	505
	Northern States Power Co.	3.200%	4/1/52	500	472
	NorthWestern Corp.	4.176%	11/15/44	250	260
	NSTAR Electric Co.	3.200%	5/15/27	550	552
	NSTAR Electric Co.	3.250%	5/15/29	300	300
	NSTAR Electric Co.	5.500%	3/15/40	540	648
	NSTAR Electric Co.	4.400%	3/1/44	223	237
	Oglethorpe Power Corp.	5.950%	11/1/39	100	118
	Oglethorpe Power Corp.	5.375%	11/1/40	630	713
[9]	Ohio Power Co.	1.625%	1/15/31	500	428
	Ohio Power Co.	4.000%	6/1/49	500	497
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	300	304
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	200	197
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	225	229
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	250	247
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	400	400
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	275	275
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	950	872
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	150	154
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	500	482
[12]	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	750	723
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,000	1,314
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	470	556

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	500	548
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	147	176
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	200	198
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	250	253
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	400	423
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,065	1,079
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	200	201
[12]	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	1,250	1,067
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	253	321
	ONE Gas Inc.	1.100%	3/11/24	500	481
	ONE Gas Inc.	2.000%	5/15/30	200	179
	ONE Gas Inc.	4.658%	2/1/44	507	541
	Pacific Gas & Electric Co.	3.250%	6/15/23	500	499
	Pacific Gas & Electric Co.	1.700%	11/15/23	950	926
	Pacific Gas & Electric Co.	3.850%	11/15/23	1,750	1,756
	Pacific Gas & Electric Co.	3.450%	7/1/25	500	490
	Pacific Gas & Electric Co.	3.150%	1/1/26	2,300	2,216
	Pacific Gas & Electric Co.	3.300%	12/1/27	2,200	2,080
	Pacific Gas & Electric Co.	3.000%	6/15/28	600	559
	Pacific Gas & Electric Co.	3.750%	7/1/28	1,700	1,636
	Pacific Gas & Electric Co.	4.550%	7/1/30	4,150	4,118
	Pacific Gas & Electric Co.	3.250%	6/1/31	500	452
	Pacific Gas & Electric Co.	4.500%	7/1/40	2,300	2,102
	Pacific Gas & Electric Co.	4.200%	6/1/41	500	438
	Pacific Gas & Electric Co.	4.750%	2/15/44	1,500	1,361
	Pacific Gas & Electric Co.	4.300%	3/15/45	1,075	921
	Pacific Gas & Electric Co.	3.950%	12/1/47	1,500	1,243
	Pacific Gas & Electric Co.	4.950%	7/1/50	3,000	2,840
	Pacific Gas & Electric Co.	3.500%	8/1/50	1,500	1,195
	PacifiCorp	3.600%	4/1/24	500	507
	PacifiCorp	3.500%	6/15/29	600	608
	PacifiCorp	2.700%	9/15/30	2,800	2,680
	PacifiCorp	5.250%	6/15/35	475	537
	PacifiCorp	6.100%	8/1/36	525	636
	PacifiCorp	5.750%	4/1/37	410	483
	PacifiCorp	6.250%	10/15/37	625	780
	PacifiCorp	6.350%	7/15/38	250	318
	PacifiCorp	4.125%	1/15/49	1,700	1,773
	PacifiCorp	3.300%	3/15/51	2,250	2,077
	PacifiCorp	2.900%	6/15/52	3,700	3,248
	PECO Energy Co.	3.000%	9/15/49	1,000	894
	PECO Energy Co.	2.800%	6/15/50	1,000	864
	PECO Energy Co.	3.050%	3/15/51	500	451
	PECO Energy Co.	2.850%	9/15/51	500	435
[9]	PG&E Energy Recovery Funding LLC	1.460%	7/15/31	300	277
[9]	PG&E Energy Recovery Funding LLC	2.280%	1/15/36	100	91
[9]	PG&E Energy Recovery Funding LLC	2.822%	7/15/46	200	173
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	380	381
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	500	457
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	150	160
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	350	326
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	300	267
	Pinnacle West Capital Corp.	1.300%	6/15/25	700	656
	Potomac Electric Power Co.	6.500%	11/15/37	400	524
	Potomac Electric Power Co.	4.150%	3/15/43	550	571
	PPL Capital Funding Inc.	3.100%	5/15/26	600	592
	PPL Electric Utilities Corp.	6.250%	5/15/39	300	385
	PPL Electric Utilities Corp.	4.125%	6/15/44	700	716

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PPL Electric Utilities Corp.	4.150%	10/1/45	300	308
	PPL Electric Utilities Corp.	3.950%	6/1/47	350	356
	PPL Electric Utilities Corp.	4.150%	6/15/48	300	317
	Progress Energy Inc.	3.150%	4/1/22	1,500	1,500
	Progress Energy Inc.	7.750%	3/1/31	510	656
	Progress Energy Inc.	7.000%	10/30/31	200	249
	Progress Energy Inc.	6.000%	12/1/39	480	574
	Public Service Co. of Colorado	3.700%	6/15/28	300	308
[9]	Public Service Co. of Colorado	1.900%	1/15/31	300	269
	Public Service Co. of Colorado	1.875%	6/15/31	700	625
	Public Service Co. of Colorado	3.600%	9/15/42	225	219
	Public Service Co. of Colorado	4.300%	3/15/44	700	740
	Public Service Co. of Colorado	4.100%	6/15/48	300	316
[9]	Public Service Co. of Colorado	3.200%	3/1/50	1,300	1,211
[9]	Public Service Co. of Colorado	2.700%	1/15/51	200	168
	Public Service Co. of New Hampshire	3.500%	11/1/23	150	152
	Public Service Co. of New Hampshire	3.600%	7/1/49	250	242
[9]	Public Service Electric & Gas Co.	3.000%	5/15/25	500	498
[9]	Public Service Electric & Gas Co.	0.950%	3/15/26	500	465
[9]	Public Service Electric & Gas Co.	3.000%	5/15/27	250	248
[9]	Public Service Electric & Gas Co.	3.200%	5/15/29	300	300
[9]	Public Service Electric & Gas Co.	2.450%	1/15/30	200	190
[9]	Public Service Electric & Gas Co.	3.100%	3/15/32	500	495
[9]	Public Service Electric & Gas Co.	3.950%	5/1/42	1,525	1,556
[9]	Public Service Electric & Gas Co.	3.800%	3/1/46	1,000	1,007
[9]	Public Service Electric & Gas Co.	3.600%	12/1/47	275	270
[9]	Public Service Electric & Gas Co.	3.850%	5/1/49	350	359
[9]	Public Service Electric & Gas Co.	3.150%	1/1/50	750	689
[9]	Public Service Electric & Gas Co.	2.700%	5/1/50	850	718
[9]	Public Service Electric & Gas Co.	2.050%	8/1/50	500	370
[9]	Public Service Electric & Gas Co.	3.000%	3/1/51	500	446
	Public Service Enterprise Group Inc.	2.650%	11/15/22	475	476
	Public Service Enterprise Group Inc.	0.800%	8/15/25	400	369
	Public Service Enterprise Group Inc.	1.600%	8/15/30	750	644
	Puget Energy Inc.	3.650%	5/15/25	300	301
	Puget Energy Inc.	2.379%	6/15/28	85	78
	Puget Energy Inc.	4.100%	6/15/30	400	400
	Puget Energy Inc.	4.224%	3/15/32	400	401
	Puget Sound Energy Inc.	6.274%	3/15/37	450	553
	Puget Sound Energy Inc.	5.757%	10/1/39	495	597
	Puget Sound Energy Inc.	5.638%	4/15/41	390	463
	Puget Sound Energy Inc.	4.300%	5/20/45	1,050	1,091
	Puget Sound Energy Inc.	4.223%	6/15/48	500	519
[9]	San Diego Gas & Electric Co.	3.600%	9/1/23	75	76
	San Diego Gas & Electric Co.	2.500%	5/15/26	350	343
[9]	San Diego Gas & Electric Co.	1.700%	10/1/30	500	441
[9]	San Diego Gas & Electric Co.	3.000%	3/15/32	500	484
	San Diego Gas & Electric Co.	6.000%	6/1/39	250	309
	San Diego Gas & Electric Co.	4.500%	8/15/40	505	544
[9]	San Diego Gas & Electric Co.	3.750%	6/1/47	325	318
	San Diego Gas & Electric Co.	4.150%	5/15/48	325	343
[9]	San Diego Gas & Electric Co.	3.320%	4/15/50	800	744
	San Diego Gas & Electric Co.	3.700%	3/15/52	500	502
[9]	SCE Recovery Funding LLC	2.943%	11/15/42	225	216
	Sempra Energy	3.300%	4/1/25	700	700
	Sempra Energy	3.250%	6/15/27	1,575	1,556
	Sempra Energy	3.400%	2/1/28	1,650	1,645
	Sempra Energy	3.700%	4/1/29	500	503

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sempra Energy	3.800%	2/1/38	900	886
	Sempra Energy	6.000%	10/15/39	1,705	2,088
	Sempra Energy	4.000%	2/1/48	400	397
	Sempra Energy	4.125%	4/1/52	950	885
	Sierra Pacific Power Co.	2.600%	5/1/26	600	590
	Southern California Edison Co.	0.700%	4/3/23	500	492
[9]	Southern California Edison Co.	3.400%	6/1/23	475	477
[9]	Southern California Edison Co.	0.700%	8/1/23	500	487
[9]	Southern California Edison Co.	3.500%	10/1/23	300	303
	Southern California Edison Co.	1.100%	4/1/24	500	483
[9]	Southern California Edison Co.	0.975%	8/1/24	500	477
[9]	Southern California Edison Co.	3.700%	8/1/25	700	712
[9]	Southern California Edison Co.	1.200%	2/1/26	500	463
[9]	Southern California Edison Co.	3.650%	3/1/28	1,407	1,412
[9]	Southern California Edison Co.	4.200%	3/1/29	200	207
	Southern California Edison Co.	6.650%	4/1/29	850	968
	Southern California Edison Co.	2.850%	8/1/29	825	788
	Southern California Edison Co.	2.250%	6/1/30	300	271
[9]	Southern California Edison Co.	2.500%	6/1/31	500	455
	Southern California Edison Co.	2.750%	2/1/32	330	305
[9]	Southern California Edison Co.	5.750%	4/1/35	508	581
[9]	Southern California Edison Co.	5.350%	7/15/35	1,135	1,244
	Southern California Edison Co.	5.625%	2/1/36	500	558
	Southern California Edison Co.	5.500%	3/15/40	400	448
	Southern California Edison Co.	4.500%	9/1/40	505	511
	Southern California Edison Co.	4.050%	3/15/42	1,945	1,879
[9]	Southern California Edison Co.	3.900%	3/15/43	475	443
[9]	Southern California Edison Co.	3.600%	2/1/45	150	135
	Southern California Edison Co.	4.000%	4/1/47	1,920	1,850
[9]	Southern California Edison Co.	4.125%	3/1/48	970	949
[9]	Southern California Edison Co.	4.875%	3/1/49	400	428
	Southern California Edison Co.	3.650%	2/1/50	1,300	1,202
[9]	Southern California Edison Co.	2.950%	2/1/51	500	411
[9]	Southern California Edison Co.	3.650%	6/1/51	500	465
	Southern California Edison Co.	3.450%	2/1/52	500	450
	Southern California Gas Co.	3.150%	9/15/24	425	428
[9]	Southern California Gas Co.	2.600%	6/15/26	725	709
	Southern California Gas Co.	2.950%	4/15/27	600	592
[9]	Southern California Gas Co.	2.550%	2/1/30	450	423
	Southern California Gas Co.	3.750%	9/15/42	330	324
[9]	Southern California Gas Co.	4.125%	6/1/48	325	335
[9]	Southern California Gas Co.	4.300%	1/15/49	500	539
[9]	Southern California Gas Co.	3.950%	2/15/50	250	258
	Southern Co.	2.950%	7/1/23	525	528
[9]	Southern Co.	0.600%	2/26/24	500	481
	Southern Co.	3.250%	7/1/26	500	500
[9]	Southern Co.	1.750%	3/15/28	500	450
	Southern Co.	4.250%	7/1/36	575	583
	Southern Co.	4.400%	7/1/46	1,135	1,165
[9]	Southern Co.	4.000%	1/15/51	1,200	1,160
[9]	Southern Co.	3.750%	9/15/51	900	829
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	75	75
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	375	373
[9]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	1,000	858
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	125	148
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	125	124
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	975	926
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	500	504

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern Power Co.	4.150%	12/1/25	375	385
	Southern Power Co.	5.150%	9/15/41	660	702
	Southern Power Co.	5.250%	7/15/43	500	537
[9]	Southern Power Co.	4.950%	12/15/46	300	320
	Southwest Gas Corp.	3.700%	4/1/28	450	448
	Southwest Gas Corp.	4.050%	3/15/32	450	449
	Southwest Gas Corp.	3.800%	9/29/46	250	229
	Southwest Gas Corp.	4.150%	6/1/49	200	196
[9]	Southwestern Electric Power Co.	1.650%	3/15/26	500	471
[9]	Southwestern Electric Power Co.	2.750%	10/1/26	300	293
[9]	Southwestern Electric Power Co.	4.100%	9/15/28	550	563
	Southwestern Electric Power Co.	6.200%	3/15/40	300	368
[9]	Southwestern Electric Power Co.	3.900%	4/1/45	1,000	943
[9]	Southwestern Electric Power Co.	3.850%	2/1/48	375	352
	Southwestern Electric Power Co.	3.250%	11/1/51	500	431
	Southwestern Public Service Co.	3.300%	6/15/24	1,100	1,101
	Southwestern Public Service Co.	4.500%	8/15/41	850	903
	Southwestern Public Service Co.	3.400%	8/15/46	950	882
[9]	Southwestern Public Service Co.	4.400%	11/15/48	1,000	1,074
	Southwestern Public Service Co.	3.750%	6/15/49	750	745
[9]	Southwestern Public Service Co.	3.150%	5/1/50	800	723
	Tampa Electric Co.	2.400%	3/15/31	500	460
	Tampa Electric Co.	4.350%	5/15/44	150	156
	Tampa Electric Co.	4.300%	6/15/48	300	320
	Tampa Electric Co.	3.625%	6/15/50	250	239
	Tampa Electric Co.	3.450%	3/15/51	500	466
	Toledo Edison Co.	6.150%	5/15/37	250	306
	Tucson Electric Power Co.	3.050%	3/15/25	200	199
	Tucson Electric Power Co.	3.250%	5/15/32	500	488
	Tucson Electric Power Co.	4.850%	12/1/48	490	553
	Union Electric Co.	3.500%	4/15/24	990	1,006
	Union Electric Co.	2.950%	6/15/27	300	297
	Union Electric Co.	3.500%	3/15/29	350	356
	Union Electric Co.	2.950%	3/15/30	800	785
	Union Electric Co.	2.150%	3/15/32	500	455
	Union Electric Co.	3.900%	9/15/42	425	421
	Union Electric Co.	3.650%	4/15/45	575	550
	Union Electric Co.	4.000%	4/1/48	1,100	1,137
	Union Electric Co.	3.250%	10/1/49	100	91
	Union Electric Co.	2.625%	3/15/51	800	661
[8]	Union Electric Co.	3.900%	4/1/52	500	518
	Veolia Environnement SA	6.750%	6/1/38	125	163
	Virginia Electric & Power Co.	3.450%	2/15/24	250	252
[9]	Virginia Electric & Power Co.	3.100%	5/15/25	500	500
[9]	Virginia Electric & Power Co.	2.950%	11/15/26	300	297
[9]	Virginia Electric & Power Co.	3.500%	3/15/27	1,250	1,268
[9]	Virginia Electric & Power Co.	3.800%	4/1/28	525	538
	Virginia Electric & Power Co.	2.300%	11/15/31	500	459
	Virginia Electric & Power Co.	2.400%	3/30/32	550	508
[9]	Virginia Electric & Power Co.	6.000%	1/15/36	375	456
[9]	Virginia Electric & Power Co.	6.000%	5/15/37	500	612
	Virginia Electric & Power Co.	6.350%	11/30/37	375	481
	Virginia Electric & Power Co.	8.875%	11/15/38	1,200	1,909
	Virginia Electric & Power Co.	4.000%	1/15/43	500	506
[9]	Virginia Electric & Power Co.	4.650%	8/15/43	500	546
	Virginia Electric & Power Co.	4.450%	2/15/44	1,100	1,174
[9]	Virginia Electric & Power Co.	4.200%	5/15/45	877	913
[9]	Virginia Electric & Power Co.	4.000%	11/15/46	500	514

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Virginia Electric & Power Co.	3.800%	9/15/47	425	423
	Virginia Electric & Power Co.	4.600%	12/1/48	550	622
	Virginia Electric & Power Co.	3.300%	12/1/49	400	375
	Virginia Electric & Power Co.	2.450%	12/15/50	5,500	4,423
	Virginia Electric & Power Co.	2.950%	11/15/51	1,000	881
[9]	Washington Gas Light Co.	3.796%	9/15/46	350	343
[9]	Washington Gas Light Co.	3.650%	9/15/49	500	482
	WEC Energy Group Inc.	0.550%	9/15/23	500	486
	WEC Energy Group Inc.	0.800%	3/15/24	500	480
	WEC Energy Group Inc.	1.375%	10/15/27	500	449
	WEC Energy Group Inc.	2.200%	12/15/28	500	458
	WEC Energy Group Inc.	1.800%	10/15/30	1,000	866
	Wisconsin Electric Power Co.	2.050%	12/15/24	300	294
	Wisconsin Electric Power Co.	1.700%	6/15/28	500	454
	Wisconsin Electric Power Co.	5.625%	5/15/33	200	234
	Wisconsin Electric Power Co.	4.300%	10/15/48	250	267
	Wisconsin Power & Light Co.	6.375%	8/15/37	300	377
	Wisconsin Power & Light Co.	3.650%	4/1/50	250	243
	Wisconsin Public Service Corp.	3.671%	12/1/42	75	72
	Wisconsin Public Service Corp.	2.850%	12/1/51	500	429
	Xcel Energy Inc.	0.500%	10/15/23	1,200	1,162
	Xcel Energy Inc.	3.300%	6/1/25	100	100
	Xcel Energy Inc.	1.750%	3/15/27	500	464
	Xcel Energy Inc.	4.000%	6/15/28	750	764
	Xcel Energy Inc.	2.600%	12/1/29	540	510
	Xcel Energy Inc.	3.400%	6/1/30	450	450
	Xcel Energy Inc.	2.350%	11/15/31	500	455
	Xcel Energy Inc.	6.500%	7/1/36	610	765
	Xcel Energy Inc.	3.500%	12/1/49	400	371
					486,234
Total Corporate Bonds (Cost $6,130,520)					5,919,941
Sovereign Bonds (1.3%)
	African Development Bank	0.750%	4/3/23	1,500	1,482
	African Development Bank	3.000%	9/20/23	1,600	1,617
	African Development Bank	0.875%	3/23/26	2,500	2,333
[9]	African Development Bank	0.875%	7/22/26	1,600	1,491
[9]	Asian Development Bank	0.250%	7/14/23	5,000	4,880
[9]	Asian Development Bank	0.250%	10/6/23	6,300	6,116
	Asian Development Bank	2.625%	1/30/24	3,400	3,419
[9]	Asian Development Bank	0.375%	6/11/24	8,000	7,656
[9]	Asian Development Bank	0.625%	10/8/24	3,500	3,341
	Asian Development Bank	1.500%	10/18/24	1,000	975
[9]	Asian Development Bank	2.000%	1/22/25	1,027	1,012
[9]	Asian Development Bank	2.125%	3/19/25	700	692
	Asian Development Bank	0.625%	4/29/25	2,000	1,885
[9]	Asian Development Bank	0.375%	9/3/25	6,129	5,684
[9]	Asian Development Bank	0.500%	2/4/26	4,000	3,694
[9]	Asian Development Bank	1.000%	4/14/26	3,000	2,812
[9]	Asian Development Bank	2.000%	4/24/26	400	391
[9]	Asian Development Bank	1.750%	8/14/26	1,841	1,781
[9]	Asian Development Bank	2.625%	1/12/27	800	803
[9]	Asian Development Bank	1.500%	1/20/27	3,525	3,361
[9]	Asian Development Bank	2.500%	11/2/27	2,985	2,974
[9]	Asian Development Bank	2.750%	1/19/28	1,000	1,009
[9]	Asian Development Bank	1.250%	6/9/28	500	462
[9]	Asian Development Bank	3.125%	9/26/28	1,600	1,661
[9]	Asian Development Bank	1.750%	9/19/29	200	190

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Asian Development Bank	1.875%	1/24/30	1,000	955
[9]	Asian Development Bank	0.750%	10/8/30	1,500	1,306
[9]	Asian Development Bank	1.500%	3/4/31	3,000	2,772
	Asian Infrastructure Investment Bank	0.250%	9/29/23	3,600	3,490
	Asian Infrastructure Investment Bank	2.250%	5/16/24	3,800	3,776
	Asian Infrastructure Investment Bank	0.500%	5/28/25	1,000	932
	Asian Infrastructure Investment Bank	0.500%	1/27/26	2,700	2,479
	Canadian Government Bond	1.625%	1/22/25	2,290	2,234
	Canadian Government Bond	0.750%	5/19/26	5,200	4,828
	Corp. Andina de Fomento	4.375%	6/15/22	1,140	1,145
	Corp. Andina de Fomento	2.375%	5/12/23	200	200
	Corp. Andina de Fomento	3.750%	11/23/23	1,250	1,270
	Corp. Andina de Fomento	1.250%	10/26/24	1,900	1,819
	Corp. Andina de Fomento	1.625%	9/23/25	600	570
	Corp. Andina de Fomento	2.250%	2/8/27	620	593
	Council of Europe Development Bank	0.250%	10/20/23	1,500	1,454
	Council of Europe Development Bank	2.500%	2/27/24	50	50
	Council of Europe Development Bank	0.375%	6/10/24	565	540
	Council of Europe Development Bank	1.375%	2/27/25	850	822
	Council of Europe Development Bank	0.875%	9/22/26	1,000	931
	Equinor ASA	2.650%	1/15/24	3,240	3,247
	Equinor ASA	3.250%	11/10/24	550	555
	Equinor ASA	3.625%	9/10/28	1,200	1,222
	Equinor ASA	3.125%	4/6/30	500	498
	Equinor ASA	2.375%	5/22/30	1,500	1,416
	Equinor ASA	5.100%	8/17/40	2,100	2,485
	Equinor ASA	4.250%	11/23/41	325	352
	Equinor ASA	3.950%	5/15/43	175	181
	Equinor ASA	4.800%	11/8/43	1,015	1,170
	Equinor ASA	3.250%	11/18/49	750	706
	Equinor ASA	3.700%	4/6/50	2,360	2,400
[9]	European Bank for Reconstruction & Development	0.250%	7/10/23	3,000	2,929
	European Bank for Reconstruction & Development	1.625%	9/27/24	500	489
[9]	European Bank for Reconstruction & Development	1.500%	2/13/25	100	97
	European Bank for Reconstruction & Development	0.500%	5/19/25	700	656
[9]	European Bank for Reconstruction & Development	0.500%	11/25/25	1,600	1,482
[9]	European Bank for Reconstruction & Development	0.500%	1/28/26	2,000	1,845
	European Investment Bank	1.375%	5/15/23	4,300	4,271
[9]	European Investment Bank	2.875%	8/15/23	3,300	3,333
	European Investment Bank	0.250%	9/15/23	5,500	5,349
[9]	European Investment Bank	3.125%	12/14/23	1,300	1,318
	European Investment Bank	3.250%	1/29/24	3,210	3,263
	European Investment Bank	2.625%	3/15/24	3,660	3,679
	European Investment Bank	2.250%	6/24/24	2,010	2,004
	European Investment Bank	0.375%	7/24/24	3,000	2,861
	European Investment Bank	2.500%	10/15/24	864	864
	European Investment Bank	1.875%	2/10/25	4,413	4,334
	European Investment Bank	1.625%	3/14/25	5,000	4,869
	European Investment Bank	0.625%	7/25/25	3,700	3,471
	European Investment Bank	0.375%	12/15/25	5,500	5,073
	European Investment Bank	0.375%	3/26/26	5,000	4,584
	European Investment Bank	2.125%	4/13/26	1,000	983
	European Investment Bank	0.750%	10/26/26	1,950	1,802

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	European Investment Bank	1.375%	3/15/27	2,775	2,627
	European Investment Bank	2.375%	5/24/27	800	794
	European Investment Bank	0.625%	10/21/27	500	450
	European Investment Bank	1.625%	10/9/29	350	330
	European Investment Bank	0.875%	5/17/30	400	352
	European Investment Bank	0.750%	9/23/30	1,200	1,049
	European Investment Bank	1.250%	2/14/31	3,000	2,717
	European Investment Bank	4.875%	2/15/36	1,300	1,636
[13]	Export Development Canada	2.625%	2/21/24	1,800	1,808
	Export-Import Bank of Korea	3.625%	11/27/23	600	611
	Export-Import Bank of Korea	4.000%	1/14/24	2,100	2,152
	Export-Import Bank of Korea	0.375%	2/9/24	500	480
	Export-Import Bank of Korea	3.250%	11/10/25	300	303
	Export-Import Bank of Korea	0.625%	2/9/26	500	460
	Export-Import Bank of Korea	2.625%	5/26/26	925	916
	Export-Import Bank of Korea	1.125%	12/29/26	205	189
	Export-Import Bank of Korea	1.625%	1/18/27	400	376
	Export-Import Bank of Korea	2.375%	4/21/27	1,020	992
	Export-Import Bank of Korea	1.250%	9/21/30	1,600	1,400
	Export-Import Bank of Korea	1.375%	2/9/31	500	438
	Export-Import Bank of Korea	2.125%	1/18/32	650	594
	Export-Import Bank of Korea	2.500%	6/29/41	875	799
[9]	Hydro-Quebec	8.050%	7/7/24	2,665	2,960
	Inter-American Development Bank	0.500%	5/24/23	3,200	3,146
	Inter-American Development Bank	0.250%	11/15/23	7,200	6,972
	Inter-American Development Bank	2.625%	1/16/24	4,500	4,524
	Inter-American Development Bank	3.000%	2/21/24	3,700	3,744
	Inter-American Development Bank	0.500%	9/23/24	5,500	5,237
	Inter-American Development Bank	2.125%	1/15/25	1,000	989
[9]	Inter-American Development Bank	1.750%	3/14/25	500	489
	Inter-American Development Bank	0.875%	4/3/25	1,000	951
	Inter-American Development Bank	7.000%	6/15/25	250	283
	Inter-American Development Bank	0.625%	7/15/25	5,100	4,786
[9]	Inter-American Development Bank	0.875%	4/20/26	4,000	3,731
[9]	Inter-American Development Bank	2.000%	6/2/26	1,915	1,868
	Inter-American Development Bank	2.000%	7/23/26	1,615	1,580
	Inter-American Development Bank	2.375%	7/7/27	800	793
	Inter-American Development Bank	0.625%	9/16/27	3,700	3,334
	Inter-American Development Bank	1.125%	7/20/28	2,000	1,837
	Inter-American Development Bank	3.125%	9/18/28	2,200	2,277
	Inter-American Development Bank	2.250%	6/18/29	1,000	981
[9]	Inter-American Development Bank	1.125%	1/13/31	3,500	3,140
[9]	Inter-American Development Bank	3.875%	10/28/41	1,600	1,844
	Inter-American Development Bank	3.200%	8/7/42	550	578
	Inter-American Development Bank	4.375%	1/24/44	450	562
	International Bank for Reconstruction & Development	0.125%	4/20/23	5,500	5,399
[9]	International Bank for Reconstruction & Development	1.875%	6/19/23	6,000	5,987
	International Bank for Reconstruction & Development	3.000%	9/27/23	9,250	9,359
	International Bank for Reconstruction & Development	0.250%	11/24/23	5,160	4,994
	International Bank for Reconstruction & Development	2.500%	3/19/24	3,600	3,609
[9]	International Bank for Reconstruction & Development	1.500%	8/28/24	1,270	1,242
[9]	International Bank for Reconstruction & Development	2.500%	11/25/24	5,500	5,500

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Bank for Reconstruction & Development	1.625%	1/15/25	2,000	1,953
	International Bank for Reconstruction & Development	0.625%	4/22/25	4,500	4,246
	International Bank for Reconstruction & Development	0.375%	7/28/25	5,000	4,650
[9]	International Bank for Reconstruction & Development	2.500%	7/29/25	4,600	4,584
	International Bank for Reconstruction & Development	0.500%	10/28/25	6,000	5,575
[9]	International Bank for Reconstruction & Development	3.125%	11/20/25	2,000	2,036
	International Bank for Reconstruction & Development	0.875%	7/15/26	2,275	2,124
[9]	International Bank for Reconstruction & Development	1.875%	10/27/26	356	346
	International Bank for Reconstruction & Development	0.750%	11/24/27	2,500	2,264
	International Bank for Reconstruction & Development	1.125%	9/13/28	4,625	4,241
[9]	International Bank for Reconstruction & Development	1.750%	10/23/29	1,500	1,421
	International Bank for Reconstruction & Development	0.875%	5/14/30	1,000	879
	International Bank for Reconstruction & Development	0.750%	8/26/30	4,250	3,707
	International Bank for Reconstruction & Development	1.250%	2/10/31	6,000	5,418
	International Bank for Reconstruction & Development	1.625%	11/3/31	8,500	7,861
	International Bank for Reconstruction & Development	2.500%	3/29/32	3,000	2,989
[9]	International Bank for Reconstruction & Development	4.750%	2/15/35	450	547
[9]	International Finance Corp.	2.875%	7/31/23	2,000	2,019
[9]	International Finance Corp.	1.375%	10/16/24	1,400	1,362
[9]	International Finance Corp.	0.375%	7/16/25	1,000	931
[9]	International Finance Corp.	2.125%	4/7/26	1,505	1,478
	International Finance Corp.	0.750%	8/27/30	800	699
[14]	Japan Bank for International Cooperation	2.500%	6/1/22	700	702
[9,14]	Japan Bank for International Cooperation	1.625%	10/17/22	750	751
[14]	Japan Bank for International Cooperation	0.625%	5/22/23	4,200	4,128
[14]	Japan Bank for International Cooperation	3.250%	7/20/23	3,225	3,266
[14]	Japan Bank for International Cooperation	0.375%	9/15/23	2,700	2,626
[14]	Japan Bank for International Cooperation	3.375%	10/31/23	1,600	1,625
[9,14]	Japan Bank for International Cooperation	0.500%	4/15/24	700	672
[9,14]	Japan Bank for International Cooperation	2.500%	5/23/24	400	400
[9,14]	Japan Bank for International Cooperation	3.000%	5/29/24	650	657
[9,14]	Japan Bank for International Cooperation	1.750%	10/17/24	600	587
[9,14]	Japan Bank for International Cooperation	2.125%	2/10/25	2,400	2,363

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9,14]	Japan Bank for International Cooperation	2.500%	5/28/25	500	496
[14]	Japan Bank for International Cooperation	0.625%	7/15/25	2,000	1,867
[14]	Japan Bank for International Cooperation	2.875%	6/1/27	1,500	1,507
[14]	Japan Bank for International Cooperation	2.875%	7/21/27	500	503
[14]	Japan Bank for International Cooperation	2.750%	11/16/27	2,200	2,195
[14]	Japan Bank for International Cooperation	3.250%	7/20/28	1,300	1,344
[14]	Japan Bank for International Cooperation	3.500%	10/31/28	1,500	1,575
[14]	Japan Bank for International Cooperation	2.125%	2/16/29	1,930	1,857
[14]	Japan Bank for International Cooperation	2.000%	10/17/29	300	286
[14]	Japan Bank for International Cooperation	1.250%	1/21/31	1,000	893
[14]	Japan Bank for International Cooperation	1.875%	4/15/31	500	469
[14]	Japan International Cooperation Agency	2.750%	4/27/27	700	699
[14]	Japan International Cooperation Agency	3.375%	6/12/28	550	567
[14]	Japan International Cooperation Agency	1.000%	7/22/30	200	175
[14]	Japan International Cooperation Agency	1.750%	4/28/31	500	466
[15]	KFW	0.250%	4/25/23	6,500	6,387
[15]	KFW	0.250%	10/19/23	9,800	9,505
[15]	KFW	2.625%	2/28/24	3,000	3,016
[15]	KFW	0.250%	3/8/24	2,500	2,402
[15]	KFW	1.375%	8/5/24	500	488
[15]	KFW	0.500%	9/20/24	3,600	3,431
[15]	KFW	2.500%	11/20/24	5,750	5,750
[15]	KFW	1.250%	1/31/25	4,025	3,884
[15]	KFW	2.000%	5/2/25	1,250	1,229
[15]	KFW	0.375%	7/18/25	6,000	5,583
[15]	KFW	0.625%	1/22/26	4,000	3,718
[15]	KFW	1.000%	10/1/26	9,000	8,429
[15]	KFW	2.875%	4/3/28	2,300	2,338
[15]	KFW	1.750%	9/14/29	900	855
[15]	KFW	0.750%	9/30/30	2,000	1,748
[15]	KFW	0.000%	4/18/36	600	416
[15]	KFW	0.000%	6/29/37	1,700	1,158
	Korea Development Bank	3.750%	1/22/24	1,500	1,531
	Korea Development Bank	2.125%	10/1/24	400	395
	Korea Development Bank	0.750%	1/25/25	650	614
	Korea Development Bank	1.375%	4/25/27	500	461
	Korea Development Bank	1.625%	1/19/31	1,000	889
	Korea Development Bank	2.000%	10/25/31	500	451
[15]	Landwirtschaftliche Rentenbank	3.125%	11/14/23	1,300	1,318
[15]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	2,500	2,463
[9,15]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	500	469
[15]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	975	968
[15]	Landwirtschaftliche Rentenbank	0.875%	3/30/26	2,400	2,242
[9,15]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	825	799
[9,15]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	1,595	1,585

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[15]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	1,000	882
	Nordic Investment Bank	0.375%	5/19/23	1,000	982
	Nordic Investment Bank	2.875%	7/19/23	950	959
	Nordic Investment Bank	2.250%	5/21/24	600	598
	Nordic Investment Bank	0.375%	9/20/24	800	760
	Nordic Investment Bank	0.375%	9/11/25	1,500	1,390
[9]	Nordic Investment Bank	0.500%	1/21/26	1,000	923
[16]	Oesterreichische Kontrollbank AG	3.125%	11/7/23	600	608
[16]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	500	485
[16]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	1,500	1,388
[9,16]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	2,200	2,028
[9]	Oriental Republic of Uruguay	4.500%	8/14/24	1,129	1,163
[9]	Oriental Republic of Uruguay	4.375%	10/27/27	975	1,035
[9]	Oriental Republic of Uruguay	4.375%	1/23/31	2,345	2,549
[9]	Oriental Republic of Uruguay	7.625%	3/21/36	485	689
[9]	Oriental Republic of Uruguay	4.125%	11/20/45	1,029	1,117
[9]	Oriental Republic of Uruguay	5.100%	6/18/50	2,535	3,004
[9]	Oriental Republic of Uruguay	4.975%	4/20/55	2,480	2,906
[9,17]	Petroleos Mexicanos	2.290%	2/15/24	40	39
[17]	Petroleos Mexicanos	2.378%	4/15/25	70	69
	Province of Alberta	3.350%	11/1/23	1,700	1,727
	Province of Alberta	2.950%	1/23/24	600	606
	Province of Alberta	1.875%	11/13/24	1,800	1,768
	Province of Alberta	1.000%	5/20/25	830	788
	Province of Alberta	3.300%	3/15/28	1,100	1,130
	Province of Alberta	1.300%	7/22/30	2,566	2,297
[9]	Province of British Columbia	1.750%	9/27/24	600	589
	Province of British Columbia	2.250%	6/2/26	1,707	1,678
	Province of British Columbia	0.900%	7/20/26	1,275	1,186
	Province of British Columbia	1.300%	1/29/31	500	447
[9]	Province of Manitoba	2.600%	4/16/24	1,250	1,253
	Province of Manitoba	3.050%	5/14/24	500	506
	Province of Manitoba	2.125%	6/22/26	850	825
	Province of New Brunswick	3.625%	2/24/28	500	523
	Province of Ontario	3.400%	10/17/23	3,130	3,182
	Province of Ontario	3.050%	1/29/24	2,000	2,023
	Province of Ontario	3.200%	5/16/24	1,000	1,015
	Province of Ontario	2.500%	4/27/26	1,000	991
	Province of Ontario	2.300%	6/15/26	2,000	1,966
	Province of Ontario	2.000%	10/2/29	1,700	1,618
	Province of Ontario	1.125%	10/7/30	2,800	2,466
	Province of Ontario	1.600%	2/25/31	5,000	4,560
	Province of Ontario	1.800%	10/14/31	500	460
[9]	Province of Quebec	7.125%	2/9/24	3,050	3,303
[9]	Province of Quebec	2.875%	10/16/24	700	705
[9]	Province of Quebec	1.500%	2/11/25	155	150
	Province of Quebec	0.600%	7/23/25	1,500	1,403
	Province of Quebec	2.500%	4/20/26	700	695
	Province of Quebec	2.750%	4/12/27	3,250	3,259
[9]	Province of Quebec	7.500%	9/15/29	1,075	1,406
	Province of Quebec	1.350%	5/28/30	1,200	1,080
	Province of Quebec	1.900%	4/21/31	7,500	7,030
	Republic of Chile	2.250%	10/30/22	225	225
	Republic of Chile	3.125%	3/27/25	200	202
	Republic of Chile	3.125%	1/21/26	710	715
[9]	Republic of Chile	2.750%	1/31/27	600	588
[9]	Republic of Chile	3.240%	2/6/28	2,910	2,910
[9]	Republic of Chile	2.450%	1/31/31	1,200	1,123

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Republic of Chile	2.550%	7/27/33	3,800	3,465
[9]	Republic of Chile	3.500%	1/31/34	1,058	1,048
[9]	Republic of Chile	3.100%	5/7/41	2,440	2,156
[9]	Republic of Chile	4.340%	3/7/42	736	758
[9]	Republic of Chile	3.500%	1/25/50	1,915	1,755
[9]	Republic of Chile	4.000%	1/31/52	1,465	1,448
[9]	Republic of Chile	3.100%	1/22/61	1,250	1,029
[9]	Republic of Chile	3.250%	9/21/71	500	405
	Republic of Hungary	5.750%	11/22/23	1,000	1,047
	Republic of Hungary	5.375%	3/25/24	1,600	1,676
	Republic of Hungary	7.625%	3/29/41	1,150	1,674
[9]	Republic of Indonesia	3.850%	7/18/27	200	209
	Republic of Indonesia	3.500%	1/11/28	1,300	1,331
	Republic of Indonesia	4.100%	4/24/28	1,000	1,058
	Republic of Indonesia	4.750%	2/11/29	1,350	1,490
	Republic of Indonesia	3.400%	9/18/29	200	204
	Republic of Indonesia	2.850%	2/14/30	350	344
	Republic of Indonesia	3.850%	10/15/30	2,100	2,209
	Republic of Indonesia	1.850%	3/12/31	600	542
[9]	Republic of Indonesia	2.150%	7/28/31	1,100	1,019
[9]	Republic of Indonesia	3.550%	3/31/32	900	924
	Republic of Indonesia	4.350%	1/11/48	2,075	2,139
	Republic of Indonesia	5.350%	2/11/49	1,500	1,731
	Republic of Indonesia	3.700%	10/30/49	825	796
	Republic of Indonesia	4.200%	10/15/50	2,205	2,293
	Republic of Indonesia	3.050%	3/12/51	850	772
[9]	Republic of Indonesia	4.300%	3/31/52	700	734
[9]	Republic of Indonesia	3.200%	9/23/61	800	683
	Republic of Indonesia	4.450%	4/15/70	750	773
	Republic of Indonesia	3.350%	3/12/71	500	421
	Republic of Italy	6.875%	9/27/23	2,300	2,441
	Republic of Italy	0.875%	5/6/24	1,500	1,436
	Republic of Italy	2.375%	10/17/24	1,950	1,918
	Republic of Italy	1.250%	2/17/26	2,900	2,675
	Republic of Italy	2.875%	10/17/29	2,000	1,890
	Republic of Italy	5.375%	6/15/33	1,925	2,186
	Republic of Italy	4.000%	10/17/49	1,900	1,825
	Republic of Italy	3.875%	5/6/51	2,500	2,318
	Republic of Korea	2.750%	1/19/27	3,800	3,795
	Republic of Korea	2.500%	6/19/29	900	893
	Republic of Korea	1.000%	9/16/30	1,000	877
	Republic of Korea	1.750%	10/15/31	550	508
	Republic of Korea	4.125%	6/10/44	655	778
	Republic of Korea	3.875%	9/20/48	390	456
[9]	Republic of Panama	4.000%	9/22/24	600	614
[9]	Republic of Panama	3.750%	3/16/25	1,450	1,478
	Republic of Panama	7.125%	1/29/26	358	409
	Republic of Panama	8.875%	9/30/27	368	470
[9]	Republic of Panama	3.875%	3/17/28	1,980	2,024
	Republic of Panama	9.375%	4/1/29	1,070	1,450
[9]	Republic of Panama	3.160%	1/23/30	400	392
[9]	Republic of Panama	2.252%	9/29/32	2,325	2,059
[9]	Republic of Panama	6.700%	1/26/36	1,744	2,156
[9]	Republic of Panama	4.500%	5/15/47	200	200
[9]	Republic of Panama	4.500%	4/16/50	3,310	3,277
[9]	Republic of Panama	4.300%	4/29/53	1,250	1,207
[9]	Republic of Panama	4.500%	4/1/56	3,050	2,994
[9]	Republic of Panama	3.870%	7/23/60	3,200	2,809

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Republic of Panama	4.500%	1/19/63	1,400	1,348
[9]	Republic of Peru	2.392%	1/23/26	600	584
	Republic of Peru	4.125%	8/25/27	250	260
[9]	Republic of Peru	2.783%	1/23/31	4,400	4,154
[9]	Republic of Peru	1.862%	12/1/32	900	772
	Republic of Peru	8.750%	11/21/33	2,535	3,680
[9]	Republic of Peru	3.000%	1/15/34	1,800	1,688
[9]	Republic of Peru	6.550%	3/14/37	600	760
[9]	Republic of Peru	3.300%	3/11/41	900	822
	Republic of Peru	5.625%	11/18/50	2,150	2,728
[9]	Republic of Peru	3.550%	3/10/51	500	468
[9]	Republic of Peru	2.780%	12/1/60	1,500	1,178
[9]	Republic of Peru	3.600%	1/15/72	1,300	1,123
[9]	Republic of Peru	3.230%	7/28/21	2,000	1,532
	Republic of Poland	3.000%	3/17/23	2,100	2,111
	Republic of Poland	4.000%	1/22/24	625	641
	Republic of Poland	3.250%	4/6/26	1,150	1,171
	Republic of the Philippines	4.200%	1/21/24	1,400	1,439
	Republic of the Philippines	9.500%	10/21/24	550	637
	Republic of the Philippines	10.625%	3/16/25	425	519
	Republic of the Philippines	5.500%	3/30/26	1,500	1,639
	Republic of the Philippines	3.229%	3/29/27	450	455
	Republic of the Philippines	3.000%	2/1/28	3,800	3,814
	Republic of the Philippines	3.750%	1/14/29	1,000	1,041
	Republic of the Philippines	9.500%	2/2/30	1,525	2,163
	Republic of the Philippines	2.457%	5/5/30	2,000	1,903
	Republic of the Philippines	7.750%	1/14/31	775	1,017
	Republic of the Philippines	1.648%	6/10/31	673	599
	Republic of the Philippines	1.950%	1/6/32	675	612
	Republic of the Philippines	6.375%	1/15/32	600	735
	Republic of the Philippines	3.556%	9/29/32	700	717
	Republic of the Philippines	6.375%	10/23/34	3,175	4,008
	Republic of the Philippines	5.000%	1/13/37	400	449
	Republic of the Philippines	3.950%	1/20/40	1,500	1,500
	Republic of the Philippines	3.700%	3/1/41	1,534	1,490
	Republic of the Philippines	3.700%	2/2/42	1,885	1,829
	Republic of the Philippines	2.950%	5/5/45	1,750	1,515
	Republic of the Philippines	2.650%	12/10/45	2,135	1,767
	Republic of the Philippines	3.200%	7/6/46	1,500	1,349
	Republic of the Philippines	4.200%	3/29/47	600	629
	State of Israel	3.150%	6/30/23	1,100	1,112
	State of Israel	2.875%	3/16/26	1,100	1,105
	State of Israel	3.250%	1/17/28	790	813
	State of Israel	2.500%	1/15/30	200	195
	State of Israel	2.750%	7/3/30	1,550	1,535
	State of Israel	4.500%	1/30/43	1,400	1,582
	State of Israel	4.125%	1/17/48	800	854
	State of Israel	3.375%	1/15/50	2,635	2,503
	State of Israel	3.875%	7/3/50	1,650	1,703
	State of Israel	4.500%	4/3/20	900	965
[9]	Svensk Exportkredit AB	0.250%	9/29/23	500	485
	Svensk Exportkredit AB	0.500%	11/10/23	2,000	1,943
[9]	Svensk Exportkredit AB	0.375%	3/11/24	800	769
[9]	Svensk Exportkredit AB	0.375%	7/30/24	800	761
	Svensk Exportkredit AB	0.625%	10/7/24	1,000	953
[9]	Svensk Exportkredit AB	0.625%	5/14/25	2,500	2,348
	Svensk Exportkredit AB	0.500%	8/26/25	2,000	1,858
[9]	Svensk Exportkredit AB	2.250%	3/22/27	1,000	980

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United Mexican States	3.600%	1/30/25	3,284	3,370
[9]	United Mexican States	3.900%	4/27/25	1,300	1,346
	United Mexican States	4.125%	1/21/26	2,968	3,115
	United Mexican States	4.150%	3/28/27	3,370	3,552
	United Mexican States	3.750%	1/11/28	1,175	1,197
	United Mexican States	4.500%	4/22/29	1,500	1,583
[9]	United Mexican States	3.250%	4/16/30	5,100	4,916
[9]	United Mexican States	8.300%	8/15/31	1,000	1,372
[9]	United Mexican States	4.750%	4/27/32	1,500	1,592
[9]	United Mexican States	7.500%	4/8/33	400	522
[9]	United Mexican States	3.500%	2/12/34	3,400	3,165
[9]	United Mexican States	6.750%	9/27/34	200	245
	United Mexican States	6.050%	1/11/40	2,321	2,637
[9]	United Mexican States	4.280%	8/14/41	6,740	6,294
[9]	United Mexican States	4.750%	3/8/44	3,022	2,980
	United Mexican States	5.550%	1/21/45	1,000	1,093
	United Mexican States	4.600%	1/23/46	2,530	2,430
	United Mexican States	4.350%	1/15/47	1,880	1,742
	United Mexican States	4.600%	2/10/48	3,510	3,351
[9]	United Mexican States	4.500%	1/31/50	3,100	2,929
[9]	United Mexican States	5.000%	4/27/51	2,500	2,534
[9]	United Mexican States	4.400%	2/12/52	2,700	2,487
[9]	United Mexican States	3.771%	5/24/61	4,400	3,565
[9]	United Mexican States	5.750%	10/12/10	2,314	2,354
Total Sovereign Bonds (Cost $778,843)					753,693
Taxable Municipal Bonds (0.3%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	155	156
	Alabama Federal AID Highway Finance Authority Special Obligation Revenue	2.650%	9/1/37	325	290
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	100	145
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	225	295
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	100	147
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.053%	2/15/43	50	64
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	5.939%	2/15/47	925	1,198
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.270%	2/15/50	155	195
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	375	621
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574%	4/1/31	300	284
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	375	514
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	985	1,400

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	125	192
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	1,200	1,857
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/55	700	606
California GO	3.375%	4/1/25	426	434
California GO	2.650%	4/1/26	250	249
California GO	1.700%	2/1/28	350	326
California GO	3.500%	4/1/28	400	411
California GO	2.500%	10/1/29	590	565
California GO	1.750%	11/1/30	260	232
California GO	4.500%	4/1/33	850	923
California GO	7.500%	4/1/34	2,770	3,818
California GO	4.600%	4/1/38	1,925	2,106
California GO	7.550%	4/1/39	2,815	4,174
California GO	7.300%	10/1/39	1,000	1,408
California GO	7.350%	11/1/39	725	1,026
California GO	7.625%	3/1/40	500	736
California GO	7.600%	11/1/40	2,000	3,043
California State University Systemwide Revenue	3.899%	11/1/47	250	257
California State University Systemwide Revenue	2.897%	11/1/51	500	435
California State University Systemwide Revenue	2.975%	11/1/51	465	415
California State University Systemwide Revenue	2.719%	11/1/52	500	422
California State University Systemwide Revenue	2.939%	11/1/52	500	429
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	100	125
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	500	481
Chicago IL GO	7.045%	1/1/29	150	165
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	500	618
Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	405	543
Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	325	377
Chicago IL O'Hare International Airport Revenue	4.572%	1/1/54	340	404
Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	1,545	1,986
Clark County NV Airport System Revenue	6.820%	7/1/45	325	470
Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	500	518
Commonwealth Financing Authority Pennsylvania Revenue	4.144%	6/1/38	275	294
Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	400	408
Connecticut GO	5.090%	10/1/30	575	623
Connecticut GO	5.850%	3/15/32	610	725
Cook County IL GO	6.229%	11/15/34	400	499

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas County TX Hospital District Revenue	5.621%	8/15/44	100	127
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	300	396
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	89
	Dallas TX Convention Center Hotel Development Corp Hotel Revenue	7.088%	1/1/42	285	369
[18]	Dallas TX Independent School District GO	6.450%	2/15/35	150	160
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	875	813
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	325	296
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	450	393
	District of Columbia Income Tax Revenue (Federally Taxable-Build America Bonds)	5.591%	12/1/34	50	59
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	275	309
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	315	406
	Florida State Board of Administration Finance Corp. Revenue	1.258%	7/1/25	1,300	1,235
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	850	792
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	1,000	913
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	510	508
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	594	793
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	1,367	1,852
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	145	191
	Georgia Water & Wastewater Revenue	2.257%	11/1/35	250	224
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	425	386
	Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/36	400	365
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	400	365
	Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/41	400	357
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	500	452
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	500	495
	Golden State Tobacco Securitization Corp. California Revenue	3.850%	6/1/50	500	481
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/50	625	555
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	315	380
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	1,490	1,346
	Great Lakes Michigan Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	100	94
	Houston TX GO	6.290%	3/1/32	710	839
	Houston TX GO	3.961%	3/1/47	355	378

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No.2)	2.861%	9/1/46	300	256
	Illinois GO	4.950%	6/1/23	598	609
	Illinois GO	5.100%	6/1/33	7,370	7,837
	Illinois GO	6.630%	2/1/35	130	146
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	350	433
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/51	375	341
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	375	388
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	355	390
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	325	299
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	150	171
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	200	227
[19]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	600	499
	Los Angeles CA Community College District GO	1.606%	8/1/28	305	283
	Los Angeles CA Community College District GO	1.806%	8/1/30	500	452
	Los Angeles CA Community College District GO	2.106%	8/1/32	1,450	1,304
	Los Angeles CA Community College District GO	6.750%	8/1/49	325	489
	Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	100	125
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	410	576
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	500	736
	Los Angeles CA Unified School District GO	5.750%	7/1/34	2,010	2,382
	Los Angeles CA Unified School District GO	6.758%	7/1/34	250	317
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	400	490
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	50	74
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	500	441
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	500	433
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	100	130
	Massachusetts GO	5.456%	12/1/39	845	1,049
	Massachusetts GO	2.514%	7/1/41	2,175	1,859
	Massachusetts GO	2.813%	9/1/43	300	259
	Massachusetts GO	2.900%	9/1/49	575	495
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	500	622
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	335	314

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	350	309
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	63
	Massachusetts Water Resources Authority Revenue	2.823%	8/1/41	250	230
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	100	132
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	575	870
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	575	592
	Miami-Dade County FL Water & Sewer Revenue	3.490%	10/1/42	275	272
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	250	241
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	375	358
	Michigan State Building Authority Revenue Refunding Taxable BDS 2020 II	2.705%	10/15/40	800	706
	Michigan State University Revenue	4.496%	8/15/48	200	213
	Michigan Strategic Fund Limited Obligation Revenue	3.225%	9/1/47	275	250
	Mississippi GO	5.245%	11/1/34	250	290
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	405	364
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	350	337
[20]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	1,435	1,686
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	460	507
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.081%	6/15/39	475	476
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	450	587
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.131%	6/15/42	400	396
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	575	838
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	2,480	3,519
	New York City NY GO	5.517%	10/1/37	475	569
	New York City NY GO	6.271%	12/1/37	325	415
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	100	131
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	300	394

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	100	134
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	75	101
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	325	417
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	1,200	1,624
New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	300	348
New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	150	179
New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	625	742
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	5.871%	11/15/39	100	116
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	500	629
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	300	385
New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	825	944
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	515	753
New York State Dormitory Authority Revenue	3.142%	7/1/43	1,355	1,281
New York State Dormitory Authority Revenue (Personal Income Tax)	2.202%	3/15/34	500	427
New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	200	189
New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	95	112
New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	200	188
New York State Thruway Authority General Revenue	2.900%	1/1/35	330	309
New York State Thruway Authority General Revenue	3.500%	1/1/42	200	190
New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	300	309
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	450	514
North Texas Tollway Authority System Revenue	3.011%	1/1/43	175	159
North Texas Tollway Authority System Revenue	6.718%	1/1/49	700	1,037
Ohio State University General Receipts Revenue	4.910%	6/1/40	275	321
Ohio State University General Receipts Revenue	3.798%	12/1/46	100	100
Ohio State University General Receipts Revenue	4.800%	6/1/11	615	703
Ohio Turnpike Commission Revenue	3.216%	2/15/48	300	274

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879%	12/1/34	100	110
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	225	275
	Oregon GO	5.762%	6/1/23	189	194
	Oregon GO	5.892%	6/1/27	375	416
[19]	Oregon GO	3.424%	3/1/60	750	728
[21]	Oregon School Boards Association GO	5.528%	6/30/28	125	134
	Pennsylvania State University	2.790%	9/1/43	425	382
	Pennsylvania State University	2.840%	9/1/50	300	262
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	375	477
	Philadelphia PA Water & Wastewater Revenue	2.926%	7/1/45	275	238
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	125	149
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	200	244
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	800	976
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	975	1,138
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	375	393
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	175	181
	Port Authority of New York & New Jersey Revenue	3.139%	2/15/51	1,200	1,078
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	135	162
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	250	211
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	2,280	2,533
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	550	644
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	400	346
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.543%	9/1/40	300	256
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	150	201
	Riverside County CA Pension Obligation Bonds	3.818%	2/15/38	75	76
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	325	394
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	100	92
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	375	342
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/42	350	323
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	350	343
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	250	245
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	230	259

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	370	436
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	225	287
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	490	609
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	450	492
	San Antonio TX Electric & Gas Systems Revenue	2.905%	2/1/48	250	213
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	1,000	1,355
	San Francisco CA City & County Public Utilities Commission Water Revenue	2.825%	11/1/41	245	215
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	275	407
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	375	369
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	645	731
	South Carolina Public Service Authority Revenue	2.388%	12/1/23	135	135
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	475	626
	State Public School Building Authority PA Revenue	5.000%	9/15/27	250	271
	Texas GO	5.517%	4/1/39	1,030	1,305
	Texas GO	3.211%	4/1/44	425	413
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	775	794
	Texas Transportation Commission GO	4.681%	4/1/40	100	116
	Texas Transportation Commission GO	2.562%	4/1/42	725	628
	Texas Transportation Commission GO	2.472%	10/1/44	725	604
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/30	1,275	1,420
	Texas Transportation Commission State Highway Revenue	4.000%	10/1/33	325	347
[21]	Tucson City AZ COP	2.856%	7/1/47	300	260
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	2,250	3,089
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	125	172
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	500	438
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	660	586
	University of California Revenue	0.883%	5/15/25	225	212
	University of California Revenue	3.063%	7/1/25	400	402
	University of California Revenue	1.316%	5/15/27	925	849
	University of California Revenue	1.614%	5/15/30	525	463
	University of California Revenue	4.601%	5/15/31	500	536
	University of California Revenue	5.946%	5/15/45	275	344
	University of California Revenue	3.071%	5/15/51	500	435
	University of California Revenue	4.858%	5/15/12	1,330	1,484
	University of California Revenue	4.767%	5/15/15	150	164
	University of Michigan	2.437%	4/1/40	275	240
	University of Michigan	2.562%	4/1/50	200	169

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	235	216
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education	3.555%	9/15/19	1,025	825
	University of Texas Financing System Revenue	4.794%	8/15/46	300	359
	University of Texas Financing System Revenue	3.354%	8/15/47	200	196
	University of Texas Financing System Revenue	2.439%	8/15/49	225	183
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	900	864
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	275	260
	University of Virginia Revenue	2.256%	9/1/50	1,075	853
	University of Virginia Revenue	4.179%	9/1/17	250	250
	Utah GO	4.554%	7/1/24	75	77
	Utah GO	3.539%	7/1/25	576	584
	Washington GO	5.140%	8/1/40	480	567
[21]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	255	273
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	300	303
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	1,000	1,035
Total Taxable Municipal Bonds (Cost $147,297)					147,946

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (2.0%)
Money Market Fund (2.0%)
[22,23]	Vanguard Market Liquidity Fund (Cost $1,122,683)	0.312%	11,230,031	1,122,891
Total Investments (100.5%) (Cost $33,240,894)				57,304,388
Other Assets and Liabilities—Net (-0.5%)				(287,818)
Net Assets (100%)				57,016,570
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $69,659,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Perpetual security with no stated maturity date.
6	Securities with a value of $2,251,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
7	U.S. government-guaranteed.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2022.
9	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
10	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
11	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
12	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the aggregate value was $142,257,000, representing 0.2% of net assets.
13	Guaranteed by the Government of Canada.
14	Guaranteed by the Government of Japan.
15	Guaranteed by the Federal Republic of Germany.
16	Guaranteed by the Republic of Austria.
17	Guaranteed by the Government of Mexico.
18	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
19	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
20	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
21	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
22	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
23	Collateral of $76,167,000 was received for securities on loan.
1 YR—1-year.
12M—12-month.
6M—6-month.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
CVR—Contingent Value Rights.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2022	5,906	725,700	(20,840)
E-mini Russell 2000 Index	June 2022	42	4,340	195
E-mini S&P 500 Index	June 2022	118	26,731	1,993
				(18,652)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds or stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.

D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	34,693,351	1	88	34,693,440
Preferred Stocks	118	—	—	118
U.S. Government and Agency Obligations	—	14,134,892	—	14,134,892
Asset-Backed/Commercial Mortgage-Backed Securities	—	531,467	—	531,467
Corporate Bonds	—	5,919,941	—	5,919,941
Sovereign Bonds	—	753,693	—	753,693
Taxable Municipal Bonds	—	147,946	—	147,946
Temporary Cash Investments	1,122,891	—	—	1,122,891
Total	35,816,360	21,487,940	88	57,304,388

Derivative Financial Instruments
Assets
Futures Contracts[1]	2,188	—	—	2,188
Liabilities
Futures Contracts[1]	20,840	—	—	20,840
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.

F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2022 Market Value ($000)
Vanguard Market Liquidity Fund	1,577,472	NA1	NA1	(102)	86	420	—	1,122,891
Vanguard Total Bond Market ETF	31,814	—	—	—	(1,956)	100	—	29,858
Total	1,609,286	—	—	(102)	(1,870)	520	—	1,152,749
1	Not applicable—purchases and sales are for temporary cash investment purposes.